UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814

(Address of principal executive offices)		(Zip code)

Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:            (240) 497-6400

Date of fiscal year end:                 December 31

Date of reporting period:              March 31, 2008

Item 1. Schedule of Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (90.4%)
3M Co. (Miscellaneous Manufacturing)	7,598	$601,382
Abbott Laboratories (Pharmaceuticals)	16,588	914,828
Abercrombie & Fitch Co. - Class A (Retail)	928	67,874
ACE, Ltd.ADR (Insurance)	3,538	194,802
Adobe Systems, Inc.* (Software)	6,090	216,743
Advanced Micro Devices, Inc.* (Semiconductors)	6,496	38,261
Aetna, Inc. (Healthcare - Services)	5,336	224,592
Affiliated Computer Services, Inc. - Class A* (Computers)	1,044	52,315
AFLAC, Inc. (Insurance)	5,104	331,505
Agilent Technologies, Inc.* (Electronics)	3,944	117,650
Air Products & Chemicals, Inc. (Chemicals)	2,320	213,440
Akamai Technologies, Inc.* (Internet)	1,798	50,632
Alcoa, Inc. (Mining)	8,758	315,813
Allegheny Energy, Inc. (Electric)	1,798	90,799
Allegheny Technologies, Inc. (Iron/Steel)	1,102	78,639
Allergan, Inc. (Pharmaceuticals)	3,306	186,425
Allied Waste Industries, Inc.* (Environmental Control)	3,596	38,873
Allstate Corp. (Insurance)	6,032	289,898
Altera Corp. (Semiconductors)	3,306	60,930
Altria Group, Inc. (Agriculture)	22,620	502,164
Amazon.com, Inc.* (Internet)	3,306	235,718
Ambac Financial Group, Inc. (Insurance)	3,074	17,676
Ameren Corp. (Electric)	2,262	99,618
American Capital Strategies, Ltd. (Investment Companies)	2,088	71,326
American Electric Power, Inc. (Electric)	4,292	178,676
American Express Co. (Diversified Financial Services)	12,412	542,653
American International Group, Inc. (Insurance)	27,086	1,171,469
American Tower Corp.* (Telecommunications)	4,350	170,563
Ameriprise Financial, Inc. (Diversified Financial Services)	2,436	126,307
AmerisourceBergen Corp. (Pharmaceuticals)	1,740	71,305
Amgen, Inc.* (Biotechnology)	11,658	487,071
Anadarko Petroleum Corp. (Oil & Gas)	5,046	318,049
Analog Devices, Inc. (Semiconductors)	3,132	92,457
Anheuser-Busch Cos., Inc. (Beverages)	7,656	363,277
AON Corp. (Insurance)	3,306	132,901
Apache Corp. (Oil & Gas)	3,596	434,469
Apartment Investment and Management Co. - Class A (REIT)	986	35,309
Apollo Group, Inc. - Class A* (Commercial Services)	1,450	62,640
Apple Computer, Inc.* (Computers)	9,454	1,356,649
Applera Corp. - Applied Biosystems Group (Electronics)	1,798	59,082
Applied Materials, Inc. (Semiconductors)	14,558	284,027
Archer-Daniels-Midland Co. (Agriculture)	6,902	284,086
Ashland, Inc. (Chemicals)	580	27,434
Assurant, Inc. (Insurance)	1,044	63,538
AT&T, Inc. (Telecommunications)	64,844	2,483,525
Autodesk, Inc.* (Software)	2,494	78,511
Automatic Data Processing, Inc. (Software)	5,626	238,486
AutoNation, Inc.* (Retail)	1,450	21,707
AutoZone, Inc.* (Retail)	464	52,817
Avalonbay Communities, Inc. (REIT)	812	78,374
Avery Dennison Corp. (Household Products/Wares)	1,160	57,130
Avon Products, Inc. (Cosmetics/Personal Care)	4,582	181,172
Baker Hughes, Inc. (Oil & Gas Services)	3,306	226,461
Ball Corp. (Packaging & Containers)	1,044	47,961
Bank of America Corp. (Banks)	47,734	1,809,596
Bank of New York Mellon Corp. (Banks)	12,238	510,692
Bard (C.R.), Inc. (Healthcare - Products)	1,102	106,233
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	1,160	56,040
Baxter International, Inc. (Healthcare - Products)	6,786	392,367
BB&T Corp. (Banks)	5,858	187,807
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,276	13,385
Becton, Dickinson & Co. (Healthcare - Products)	2,610	224,068
Bed Bath & Beyond, Inc.* (Retail)	2,842	83,839
Bemis Co., Inc. (Packaging & Containers)	1,044	26,549
Best Buy Co., Inc. (Retail)	3,770	156,304
Big Lots, Inc.* (Retail)	986	21,988
Biogen Idec, Inc.* (Biotechnology)	3,190	196,791
BJ Services Co. (Oil & Gas Services)	3,132	89,293
Black & Decker Corp. (Hand/Machine Tools)	638	42,172
BMC Software, Inc.* (Software)	2,088	67,902
Boeing Co. (Aerospace/Defense)	8,236	612,511
Boston Properties, Inc. (REIT)	1,276	117,481
Boston Scientific Corp.* (Healthcare - Products)	14,442	185,869
Bristol-Myers Squibb Co. (Pharmaceuticals)	21,286	453,392
Broadcom Corp. - Class A* (Semiconductors)	5,046	97,236
Brown-Forman Corp. (Beverages)	928	61,452
Brunswick Corp. (Leisure Time)	928	14,820
Burlington Northern Santa Fe Corp. (Transportation)	3,190	294,182
C.H. Robinson Worldwide, Inc. (Transportation)	1,856	100,966
CA, Inc. (Software)	4,176	93,960
Cameron International Corp.* (Oil & Gas Services)	2,320	96,605
Campbell Soup Co. (Food)	2,378	80,733
Capital One Financial Corp. (Diversified Financial Services)	4,002	196,978

See accompanying notes to the Schedules of Portfolio Investments.

Cardinal Health, Inc. (Pharmaceuticals)	3,828	201,008
Carnival Corp. - Class AADR (Leisure Time)	4,698	190,175
Caterpillar, Inc. (Machinery - Construction & Mining)	6,728	526,735
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,856	40,164
CBS Corp. - Class B (Media)	7,308	161,361
Celgene Corp.* (Biotechnology)	4,698	287,940
CenterPoint Energy, Inc. (Electric)	3,538	50,487
Centex Corp. (Home Builders)	1,334	32,296
CenturyTel, Inc. (Telecommunications)	1,160	38,558
Chesapeake Energy Corp. (Oil & Gas)	4,930	227,519
ChevronTexaco Corp. (Oil & Gas)	22,330	1,906,089
Chubb Corp. (Insurance)	4,002	198,019
Ciena Corp.* (Telecommunications)	928	28,610
CIGNA Corp. (Insurance)	3,016	122,359
Cincinnati Financial Corp. (Insurance)	1,798	68,396
Cintas Corp. (Textiles)	1,392	39,728
Cisco Systems, Inc.* (Telecommunications)	64,032	1,542,531
CIT Group, Inc. (Diversified Financial Services)	2,030	24,056
Citigroup, Inc. (Diversified Financial Services)	55,912	1,197,635
Citizens Communications Co. (Telecommunications)	3,538	37,114
Citrix Systems, Inc.* (Software)	1,972	57,839
Clear Channel Communications, Inc. (Media)	5,336	155,918
Clorox Co. (Household Products/Wares)	1,508	85,413
CME Group, Inc. (Diversified Financial Services)	580	272,078
CMS Energy Corp. (Electric)	2,436	32,983
Coach, Inc.* (Apparel)	3,770	113,665
Coca-Cola Co. (Beverages)	21,460	1,306,270
Coca-Cola Enterprises, Inc. (Beverages)	3,074	74,391
Cognizant Technology Solutions Corp.* (Computers)	3,074	88,623
Colgate-Palmolive Co. (Cosmetics/Personal Care)	5,452	424,765
Comcast Corp. - Special Class A (Media)	32,364	625,920
Comerica, Inc. (Banks)	1,624	56,970
Computer Sciences Corp.* (Computers)	1,740	70,975
Compuware Corp.* (Software)	2,958	21,712
ConAgra Foods, Inc. (Food)	5,220	125,019
ConocoPhillips (Oil & Gas)	16,762	1,277,432
CONSOL Energy, Inc. (Coal)	1,972	136,443
Consolidated Edison, Inc. (Electric)	2,900	115,130
Constellation Brands, Inc.* (Beverages)	2,088	36,895
Constellation Energy Group, Inc. (Electric)	1,914	168,949
Convergys Corp.* (Commercial Services)	1,334	20,090
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	1,914	76,847
Corning, Inc. (Telecommunications)	16,936	407,141
Costco Wholesale Corp. (Retail)	4,698	305,229
Countrywide Credit Industries, Inc. (Diversified Financial Services)	6,264	34,452
Coventry Health Care, Inc.* (Healthcare - Services)	1,682	67,869
Covidien, Ltd.ADR (Healthcare - Products)	5,336	236,118
CSX Corp. (Transportation)	4,350	243,904
Cummins, Inc. (Machinery- Diversified)	2,146	100,476
CVS Corp. (Retail)	15,370	622,639
D.R. Horton, Inc. (Home Builders)	2,958	46,589
Danaher Corp. (Miscellaneous Manufacturing)	2,726	207,258
Darden Restaurants, Inc. (Retail)	1,566	50,973
Dean Foods Co. (Food)	1,624	32,626
Deere & Co. (Machinery-Diversified)	4,698	377,907
Dell, Inc.* (Computers)	24,070	479,474
Developers Diversified Realty Corp. (REIT)	1,276	53,439
Devon Energy Corp. (Oil & Gas)	4,756	496,193
Dillards, Inc. - Class A (Retail)	638	10,980
DIRECTV Group, Inc.* (Media)	7,656	189,792
Discover Financial Services (Diversified Financial Services)	5,162	84,502
Dominion Resources, Inc. (Electric)	6,148	251,084
Dover Corp. (Miscellaneous Manufacturing)	2,088	87,237
DTE Energy Co. (Electric)	1,740	67,669
Du Pont (Chemicals)	9,686	452,917
Duke Energy Corp. (Electric)	13,572	242,260
Dynegy, Inc. - Class A* (Electric)	5,336	42,101
E* TRADE Financial Corp.* (Diversified Financial Services)	4,988	19,254
Eastman Chemical Co. (Chemicals)	870	54,331
Eastman Kodak Co. (Miscellaneous Manufacturing)	3,074	54,318
Eaton Corp. (Miscellaneous Manufacturing)	1,566	124,763
eBay, Inc.* (Internet)	12,006	358,259
Ecolab, Inc. (Chemicals)	1,856	80,606
Edison International (Electric)	3,480	170,590
El Paso Corp. (Pipelines)	7,540	125,466
Electronic Arts, Inc.* (Software)	3,422	170,826
Electronic Data Systems Corp. (Computers)	5,452	90,776
Eli Lilly & Co. (Pharmaceuticals)	10,614	547,576
Embarq Corp. (Telecommunications)	1,624	65,122
EMC Corp.* (Computers)	22,562	323,539
Emerson Electric Co. (Electrical Components & Equipment)	8,468	435,763
Ensco International, Inc. (Oil & Gas)	1,566	98,063
Entergy Corp. (Electric)	2,030	221,432
EOG Resources, Inc. (Oil & Gas)	2,668	320,160
Equifax, Inc. (Commercial Services)	1,392	47,996
Equity Residential Properties Trust (REIT)	2,900	120,321
Exelon Corp. (Electric)	7,076	575,067
Expedia, Inc.* (Internet)	2,262	49,515
Expeditors International of Washington, Inc. (Transportation)	2,262	102,197

See accompanying notes to the Schedules of Portfolio Investments.

Express Scripts, Inc.* (Pharmaceuticals)	2,726	175,336
Exxon Mobil Corp. (Oil & Gas)	57,478	4,861,489
Family Dollar Stores, Inc. (Retail)	1,508	29,406
Fannie Mae (Diversified Financial Services)	10,498	276,307
Federated Investors, Inc. - Class B (Diversified Financial Services)	928	36,340
FedEx Corp. (Transportation)	3,306	306,367
Fidelity National Information Services, Inc. (Software)	1,856	70,788
Fifth Third Bancorp (Banks)	5,742	120,123
First Horizon National Corp. (Banks)	1,334	18,689
FirstEnergy Corp. (Electric)	3,248	222,878
Fiserv, Inc.* (Software)	1,740	83,677
Fluor Corp. (Engineering & Construction)	928	130,996
Ford Motor Co.* (Auto Manufacturers)	23,722	135,690
Forest Laboratories, Inc.* (Pharmaceuticals)	3,364	134,594
Fortune Brands, Inc. (Household Products/Wares)	1,682	116,899
FPL Group, Inc. (Electric)	4,350	272,919
Franklin Resources, Inc. (Diversified Financial Services)	1,682	163,137
Freddie Mac (Diversified Financial Services)	6,960	176,227
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	4,118	396,234
GameStop Corp. - Class A* (Retail)	1,740	89,975
Gannett Co., Inc. (Media)	2,494	72,451
General Dynamics Corp. (Aerospace/Defense)	4,292	357,824
General Electric Co. (Miscellaneous Manufacturing)	107,242	3,969,026
General Growth Properties, Inc. (REIT)	2,610	99,624
General Mills, Inc. (Food)	3,596	215,328
General Motors Corp. (Auto Manufacturers)	6,090	116,014
Genuine Parts Co. (Distribution/Wholesale)	1,798	72,316
Genworth Financial, Inc. - Class A (Diversified Financial Services)	4,640	105,050
Genzyme Corp.* (Biotechnology)	2,900	216,166
Gilead Sciences, Inc.* (Pharmaceuticals)	9,976	514,063
Goodrich Corp. (Aerospace/Defense)	1,334	76,718
Google, Inc. - Class A* (Internet)	2,494	1,098,532
H & R Block, Inc. (Commercial Services)	3,480	72,245
Halliburton Co. (Oil & Gas Services)	9,454	371,826
Harley-Davidson, Inc. (Leisure Time)	2,552	95,700
Harman International Industries, Inc. (Home Furnishings)	638	27,779
Hartford Financial Services Group, Inc. (Insurance)	3,364	254,890
Hasbro, Inc. (Toys/Games/Hobbies)	1,508	42,073
HCP, Inc. (REIT)	2,320	78,439
Heinz (H.J.) Co. (Food)	3,364	158,007
Hercules, Inc. (Chemicals)	1,218	22,277
Hess Corp. (Oil & Gas)	3,016	265,951
Hewlett-Packard Co. (Computers)	26,448	1,207,616
Home Depot, Inc. (Retail)	18,096	506,145
Honeywell International, Inc. (Miscellaneous Manufacturing)	8,004	451,586
Hospira, Inc.* (Pharmaceuticals)	1,682	71,939
Host Marriott Corp. (REIT)	5,626	89,566
Hudson City Bancorp, Inc. (Savings & Loans)	5,568	98,442
Humana, Inc.* (Healthcare - Services)	1,856	83,260
Huntington Bancshares, Inc. (Banks)	3,944	42,398
IAC/InterActiveCorp* (Internet)	1,914	39,735
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	4,292	207,003
IMS Health, Inc. (Software)	1,972	41,432
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	2,900	129,282
Integrys Energy Group, Inc. (Electric)	812	37,872
Intel Corp. (Semiconductors)	62,176	1,316,888
IntercontinentalExchange, Inc.* (Diversified Financial Services)	754	98,397
International Business Machines Corp. (Computers)	14,848	1,709,599
International Flavors & Fragrances, Inc. (Chemicals)	870	38,324
International Game Technology (Entertainment)	3,364	135,266
International Paper Co. (Forest Products & Paper)	4,582	124,630
Interpublic Group of Cos., Inc.* (Advertising)	5,046	42,437
Intuit, Inc.* (Software)	3,538	95,561
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,972	102,169
J.C. Penney Co., Inc. (Retail)	2,378	89,674
J.P. Morgan Chase & Co. (Diversified Financial Services)	36,482	1,566,902
Jabil Circuit, Inc. (Electronics)	2,262	21,399
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,276	93,901
Janus Capital Group, Inc. (Diversified Financial Services)	1,566	36,441
JDS Uniphase Corp.* (Telecommunications)	2,436	32,618
Johnson & Johnson (Healthcare - Products)	30,392	1,971,529
Johnson Controls, Inc. (Auto Parts & Equipment)	6,380	215,644
Jones Apparel Group, Inc. (Apparel)	928	12,454
Juniper Networks, Inc.* (Telecommunications)	5,626	140,650
KB Home (Home Builders)	812	20,081
Kellogg Co. (Food)	2,784	146,327
KeyCorp (Banks)	4,292	94,209
Kimberly-Clark Corp. (Household Products/Wares)	4,524	292,024
Kimco Realty Corp. (REIT)	2,726	106,777
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,668	23,212
KLA -Tencor Corp. (Semiconductors)	1,914	71,009
Kohls Corp.* (Retail)	3,364	144,282
Kraft Foods, Inc. (Food)	16,472	510,797
Kroger Co. (Food)	7,250	184,150
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,334	145,860

See accompanying notes to the Schedules of Portfolio Investments.

Laboratory Corp. of America Holdings* (Healthcare - Services)	1,160	85,469
Legg Mason, Inc. (Diversified Financial Services)	1,450	81,171
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,798	27,420
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	5,684	213,946
Lennar Corp. - Class A (Home Builders)	1,508	28,365
Leucadia National Corp. (Holding Companies - Diversified)	1,798	81,306
Lexmark International, Inc. - Class A* (Computers)	1,044	32,072
Limited, Inc. (Retail)	3,364	57,524
Lincoln National Corp. (Insurance)	2,842	147,784
Linear Technology Corp. (Semiconductors)	2,378	72,981
Liz Claiborne, Inc. (Apparel)	1,044	18,949
Lockheed Martin Corp. (Aerospace/Defense)	3,654	362,842
Loews Corp. (Insurance)	4,698	188,954
Lowe’s Cos., Inc. (Retail)	15,718	360,571
LSI Logic Corp.* (Semiconductors)	7,076	35,026
M&T Bank Corp. (Banks)	812	65,350
Macy’s, Inc. (Retail)	4,640	106,998
Manitowoc Co. (Machinery- Diversified)	1,392	56,794
Marathon Oil Corp. (Oil & Gas)	7,598	346,469
Marriott International, Inc. - Class A (Lodging)	3,248	111,601
Marsh & McLennan Cos., Inc. (Insurance)	5,568	135,581
Marshall & Ilsley Corp. (Banks)	2,784	64,589
Masco Corp. (Building Materials)	3,944	78,210
Mattel, Inc. (Toys/Games/Hobbies)	3,886	77,331
MBIA, Inc. (Insurance)	2,262	27,642
McCormick & Co., Inc. (Food)	1,392	51,462
McDonald’s Corp. (Retail)	12,354	688,983
McGraw-Hill Cos., Inc. (Media)	3,480	128,586
McKesson Corp. (Commercial Services)	3,132	164,023
MeadWestvaco Corp. (Forest Products & Paper)	1,856	50,520
Medco Health Solutions, Inc.* (Pharmaceuticals)	5,626	246,363
Medtronic, Inc. (Healthcare - Products)	12,064	583,536
MEMC Electronic Materials, Inc.* (Semiconductors)	2,436	172,712
Merck & Co., Inc. (Pharmaceuticals)	23,258	882,641
Meredith Corp. (Media)	406	15,530
Merrill Lynch & Co., Inc. (Diversified Financial Services)	10,440	425,326
MetLife, Inc. (Insurance)	7,598	457,855
MGIC Investment Corp. (Insurance)	870	9,161
Microchip Technology, Inc. (Semiconductors)	2,030	66,442
Micron Technology, Inc.* (Semiconductors)	8,178	48,823
Microsoft Corp. (Software)	85,956	2,439,431
Millipore Corp.* (Biotechnology)	580	39,098
Molex, Inc. (Electrical Components & Equipment)	1,508	34,925
Molson Coors Brewing Co. - Class B (Beverages)	1,450	76,226
Monsanto Co. (Agriculture)	5,858	653,167
Monster Worldwide, Inc.* (Internet)	1,334	32,296
Moody’s Corp. (Commercial Services)	2,204	76,765
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	11,890	543,373
Motorola, Inc. (Telecommunications)	24,244	225,469
Murphy Oil Corp. (Oil & Gas)	2,030	166,744
Mylan Laboratories, Inc. (Pharmaceuticals)	3,248	37,677
Nabors Industries, Ltd.ADR* (Oil & Gas)	3,016	101,850
National City Corp. (Banks)	6,786	67,521
National Semiconductor Corp. (Semiconductors)	2,436	44,628
National-Oilwell Varco, Inc.* (Oil & Gas Services)	3,828	223,479
NetApp, Inc.* (Computers)	3,712	74,426
Newell Rubbermaid, Inc. (Housewares)	2,958	67,649
Newmont Mining Corp. (Mining)	4,872	220,702
News Corp. - Class A (Media)	24,708	463,275
Nicor, Inc. (Gas)	464	15,549
NIKE, Inc. - Class B (Apparel)	4,118	280,024
NiSource, Inc. (Electric)	2,958	50,996
Noble Corp.ADR (Oil & Gas)	2,900	144,043
Noble Energy, Inc. (Oil & Gas)	1,856	135,117
Nordstrom, Inc. (Retail)	1,914	62,396
Norfolk Southern Corp. (Transportation)	4,060	220,539
Northern Trust Corp. (Banks)	2,088	138,789
Northrop Grumman Corp. (Aerospace/Defense)	3,654	284,318
Novell, Inc.* (Software)	3,770	23,713
Novellus Systems, Inc.* (Semiconductors)	1,102	23,197
Nucor Corp. (Iron/Steel)	3,074	208,233
NVIDIA Corp.* (Semiconductors)	5,974	118,225
NYSE Euronext (Diversified Financial Services)	2,842	175,380
Occidental Petroleum Corp. (Oil & Gas)	8,816	645,067
Office Depot, Inc.* (Retail)	2,958	32,686
OfficeMax, Inc. (Retail)	812	15,542
Omnicom Group, Inc. (Advertising)	3,422	151,184
Oracle Corp.* (Software)	42,456	830,439
PACCAR, Inc. (Auto Manufacturers)	3,944	177,480
Pactiv Corp.* (Packaging & Containers)	1,392	36,484
Pall Corp. (Miscellaneous Manufacturing)	1,334	46,783
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,798	124,547
Patriot Coal Corp.* (Coal)	283	13,293
Patterson Cos., Inc.* (Healthcare - Products)	1,392	50,530
Paychex, Inc. (Commercial Services)	3,480	119,225
Peabody Energy Corp. (Coal)	2,900	147,900
Pepco Holdings, Inc. (Electric)	2,146	53,049
PepsiCo, Inc. (Beverages)	17,226	1,243,717
PerkinElmer, Inc. (Electronics)	1,276	30,943
Pfizer, Inc. (Pharmaceuticals)	72,616	1,519,853

See accompanying notes to the Schedules of Portfolio Investments.

PG&E Corp. (Electric)	3,828	140,947
Philip Morris International, Inc.* (Commercial Services)	22,620	1,144,120
Pinnacle West Capital Corp. (Electric)	1,102	38,658
Pitney Bowes, Inc. (Office/Business Equipment)	2,262	79,215
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,856	75,539
PNC Financial Services Group (Banks)	3,654	239,593
Polo Ralph Lauren Corp. (Apparel)	638	37,189
PPG Industries, Inc. (Chemicals)	1,740	105,287
PPL Corp. (Electric)	4,002	183,772
Praxair, Inc. (Chemicals)	3,364	283,350
Precision Castparts Corp. (Metal Fabricated/Hardware)	1,508	153,937
Principal Financial Group, Inc. (Insurance)	2,784	155,124
Procter & Gamble Co. (Cosmetics/Personal Care)	33,060	2,316,514
Progress Energy, Inc. (Electric)	2,784	116,093
Progressive Corp. (Insurance)	7,308	117,440
ProLogis (REIT)	2,784	163,866
Prudential Financial, Inc. (Insurance)	4,814	376,695
Public Service Enterprise Group, Inc. (Electric)	5,452	219,116
Public Storage, Inc. (REIT)	1,334	118,219
Pulte Homes, Inc. (Home Builders)	2,320	33,756
QLogic Corp.* (Semiconductors)	1,450	22,258
Qualcomm, Inc. (Telecommunications)	17,342	711,022
Quest Diagnostics, Inc. (Healthcare - Services)	1,682	76,144
Questar Corp. (Pipelines)	1,856	104,975
Qwest Communications International, Inc. (Telecommunications)	16,530	74,881
R.R. Donnelley & Sons Co. (Commercial Services)	2,320	70,319
RadioShack Corp. (Retail)	1,392	22,620
Range Resources Corp. (Oil & Gas)	1,624	103,043
Raytheon Co. (Aerospace/Defense)	4,582	296,043
Regions Financial Corp. (Banks)	7,424	146,624
Reynolds American, Inc. (Agriculture)	1,856	109,560
Robert Half International, Inc. (Commercial Services)	1,682	43,295
Rockwell Collins, Inc. (Aerospace/Defense)	1,740	99,441
Rockwell International Corp. (Machinery-Diversified)	1,566	89,920
Rohm & Haas Co. (Chemicals)	1,334	72,143
Rowan Cos., Inc. (Oil & Gas)	1,218	50,157
Ryder System, Inc. (Transportation)	638	38,861
SAFECO Corp. (Insurance)	986	43,266
Safeway, Inc. (Food)	4,756	139,589
SanDisk Corp.* (Computers)	2,436	54,981
Sara Lee Corp. (Food)	7,656	107,031
Schering-Plough Corp. (Pharmaceuticals)	17,400	250,734
Schlumberger, Ltd.ADR (Oil & Gas Services)	12,876	1,120,212
Sealed Air Corp. (Packaging & Containers)	1,740	43,935
Sears Holdings Corp.* (Retail)	812	82,897
Sempra Energy (Gas)	2,784	148,332
Sherwin-Williams Co. (Chemicals)	1,102	56,246
Sigma-Aldrich Corp. (Chemicals)	1,392	83,033
Simon Property Group, Inc. (REIT)	2,378	220,940
SLM Corp.* (Diversified Financial Services)	4,988	76,566
Smith International, Inc. (Oil & Gas Services)	2,146	137,838
Snap-on, Inc. (Hand/Machine Tools)	638	32,442
Southern Co. (Electric)	8,236	293,284
Southwest Airlines Co. (Airlines)	7,888	97,811
Sovereign Bancorp, Inc. (Savings & Loans)	3,886	36,218
Spectra Energy Corp. (Pipelines)	6,786	154,381
Sprint Corp. (Telecommunications)	30,624	204,875
St. Jude Medical, Inc.* (Healthcare - Products)	3,712	160,321
Staples, Inc. (Retail)	7,540	166,709
Starbucks Corp.* (Retail)	7,830	137,025
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,030	105,052
State Street Corp. (Banks)	4,176	329,904
Stryker Corp. (Healthcare - Products)	2,552	166,008
Sun Microsystems, Inc.* (Computers)	8,526	132,409
Sunoco, Inc. (Oil & Gas)	1,276	66,952
SunTrust Banks, Inc. (Banks)	3,770	207,878
SuperValu, Inc. (Food)	2,262	67,815
Symantec Corp.* (Internet)	9,106	151,342
Sysco Corp. (Food)	6,496	188,514
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,842	142,100
Target Corp. (Retail)	8,816	446,795
TECO Energy, Inc. (Electric)	2,262	36,079
Tellabs, Inc.* (Telecommunications)	4,466	24,340
Tenet Healthcare Corp.* (Healthcare - Services)	5,104	28,889
Teradata Corp.* (Computers)	1,914	42,223
Teradyne, Inc.* (Semiconductors)	1,856	23,052
Terex Corp.* (Machinery - Construction & Mining)	1,102	68,875
Tesoro Petroleum Corp. (Oil & Gas)	1,450	43,500
Texas Instruments, Inc. (Semiconductors)	14,268	403,356
Textron, Inc. (Miscellaneous Manufacturing)	2,668	147,861
The AES Corp.* (Electric)	7,192	119,891
The Charles Schwab Corp. (Diversified Financial Services)	10,092	190,032
The Dow Chemical Co. (Chemicals)	10,092	371,890
The E.W. Scripps Co. - Class A (Media)	986	41,422
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,218	55,845
The Gap, Inc. (Retail)	4,872	95,881
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,234	700,261
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,552	65,842
The Hershey Co. (Food)	1,798	67,731
The New York Times Co. - Class A (Media)	1,566	29,566
The Pepsi Bottling Group, Inc. (Beverages)	1,450	49,169

See accompanying notes to the Schedules of Portfolio Investments.

The Stanley Works (Hand/Machine Tools)	812	38,667
The Travelers Companies, Inc. (Insurance)	6,670	319,159
The Williams Cos., Inc. (Pipelines)	6,264	206,587
Thermo Electron Corp.* (Electronics)	4,524	257,144
Tiffany & Co. (Retail)	1,392	58,241
Time Warner, Inc. (Media)	38,396	538,312
Titanium Metals Corp. (Mining)	1,044	15,712
TJX Cos., Inc. (Retail)	4,698	155,363
Torchmark Corp. (Insurance)	986	59,268
Total System Services, Inc. (Software)	2,146	50,774
Trane, Inc. (Building Materials)	1,856	85,190
Transocean, Inc.ADR* (Oil & Gas)	3,423	462,790
Tyco Electronics, Ltd.ADR (Electronics)	5,220	179,150
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	5,220	229,941
Tyson Foods, Inc. - Class A (Food)	2,958	47,180
U.S. Bancorp (Banks)	18,560	600,602
Union Pacific Corp. (Transportation)	2,784	349,058
Unisys Corp.* (Computers)	3,770	16,701
United Parcel Service, Inc. - Class B (Transportation)	11,136	813,151
United States Steel Corp. (Iron/Steel)	1,276	161,886
United Technologies Corp. (Aerospace/Defense)	10,556	726,464
UnitedHealth Group, Inc. (Healthcare - Services)	13,456	462,348
UnumProvident Corp. (Insurance)	3,712	81,701
UST, Inc. (Agriculture)	1,624	88,540
V. F. Corp. (Apparel)	928	71,929
Valero Energy Corp. (Oil & Gas)	5,742	281,990
Varian Medical Systems, Inc.* (Healthcare - Products)	1,334	62,485
VeriSign, Inc.* (Internet)	2,320	77,117
Verizon Communications, Inc. (Telecommunications)	30,856	1,124,701
Viacom, Inc. - Class B* (Media)	6,902	273,457
Vornado Realty Trust (REIT)	1,450	125,004
Vulcan Materials Co. (Building Materials)	1,160	77,024
W.W. Grainger, Inc. (Distribution/Wholesale)	696	53,167
Wachovia Corp. (Banks)	21,286	574,722
Wal-Mart Stores, Inc. (Retail)	25,404	1,338,283
Walgreen Co. (Retail)	10,672	406,496
Walt Disney Co. (Media)	20,242	635,194
Washington Mutual, Inc. (Savings & Loans)	9,454	97,376
Washington Post Co. - Class B (Media)	58	38,367
Waste Management, Inc. (Environmental Control)	5,336	179,076
Waters Corp.* (Electronics)	1,102	61,381
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,102	32,311
Weatherford International, Ltd.ADR* (Oil & Gas Services)	3,654	264,805
WellPoint, Inc.* (Healthcare - Services)	5,800	255,954
Wells Fargo & Co. (Banks)	35,380	1,029,558
Wendy’s International, Inc. (Retail)	928	21,400
Western Union Co. (Commercial Services)	8,062	171,479
Weyerhaeuser Co. (Forest Products & Paper)	2,262	147,120
Whirlpool Corp. (Home Furnishings)	812	70,465
Whole Foods Market, Inc. (Food)	1,508	49,719
Windstream Corp. (Telecommunications)	4,872	58,220
Wrigley (WM.) Jr. Co. (Food)	2,320	145,789
Wyeth (Pharmaceuticals)	14,384	600,676
Wyndham Worldwide Corp. (Lodging)	1,914	39,582
Xcel Energy, Inc. (Electric)	4,582	91,411
Xerox Corp. (Office/Business Equipment)	9,860	147,604
Xilinx, Inc. (Semiconductors)	3,074	73,007
XL Capital, Ltd. - Class AADR (Insurance)	1,914	56,559
XTO Energy, Inc. (Oil & Gas)	5,452	337,261
Yahoo!, Inc.* (Internet)	14,384	416,129
YUM! Brands, Inc. (Retail)	5,104	189,920
Zimmer Holdings, Inc.* (Healthcare - Products)	2,494	194,183
Zions Bancorp (Banks)	1,160	52,838

TOTAL COMMON STOCKS
(Cost $85,671,645)		123,634,367

	Principal
	Amount

Repurchase Agreements (9.6%)
Deutsche Bank, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $4,823,281 (Collateralized by $4,847,000 Federal Home Loan Mortgage Corp., 2.88%, 4/30/10, market value $4,920,260)	$4,823,000	4,823,000
HSBC, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $5,169,302 (Collateralized by $5,222,000 Federal Home Loan Mortgage Corp., 2.38%, 5/28/10, market value $5,273,252)	5,169,000	5,169,000
UBS, 2.15%, 4/1/08, dated 3/31/08, with a repurchase price of $3,103,185 (Collateralized by $3,084,000 Federal National Mortgage Association, 5.32%, 4/3/12, market value $3,165,607)	3,103,000	3,103,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,095,000)		13,095,000

TOTAL INVESTMENT SECURITIES
(Cost $98,766,645)—100.0%		136,729,367
Net other assets (liabilities)—NM		(10,423)

NET ASSETS—100.0%		$136,718,944

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring June 2008 (Underlying notional amount at value $4,959,375)	75	$(75,918)
S&P 500 Futures Contract expiring June 2008 (Underlying notional amount at value $9,588,125)	29	53,882

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Advertising	0.1%
Aerospace/Defense	2.3%
Agriculture	1.3%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.3%
Banks	4.5%
Beverages	2.4%
Biotechnology	0.9%
Building Materials	0.3%
Chemicals	1.4%
Coal	0.2%
Commercial Services	1.4%
Computers	4.3%
Cosmetics/Personal Care	2.1%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.4%
Electric	3.0%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.7%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare - Products	3.0%
Healthcare - Services	1.1%
Holding Companies - Diversified	0.1%
Home Builders	NM
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	3.4%
Internet	1.8%
Investment Companies	0.1%
Iron/Steel	0.4%
Leisure Time	0.2%
Lodging	0.2%
Machinery - Construction & Mining	0.5%
Machinery-Diversified	0.5%
Media	2.4%
Metal Fabricate/Hardware	0.1%
Mining	0.7%
Miscellaneous Manufacturing	4.9%
Office/Business Equipment	0.2%
Oil & Gas	9.6%
Oil & Gas Services	2.0%
Packaging & Containers	NM
Pharmaceuticals	4.9%
Pipelines	0.5%
REIT	1.2%
Real Estate	NM
Retail	4.8%
Savings & Loans	0.2%
Semiconductors	2.3%
Software	3.5%
Telecommunications	5.2%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.9%
Other**	9.6%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap	March 31, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (96.3%)
Bank of America, 2.00%, 4/1/08+, dated 3/31/08, with a repurchase price of $109,006 (Collateralized by $108,000 Federal Home Loan Mortgage Corp., 5.65%, 2/23/17, market value $111,817)	$109,000	$109,000
Deutsche Bank, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $109,006 (Collateralized by $112,000 of various U.S. Government Agency Obligations, 1.84%*-2.88%, 5/14/08-4/30/10, market value $113,277)	109,000	109,000
HSBC, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $109,006 (Collateralized by $114,000 Federal Home Loan Mortgage Corp., 2.08%*, 9/22/08, market value $112,874)	109,000	109,000
Merrill Lynch, 1.95%, 4/1/08+, dated 3/31/08, with a repurchase price of $109,006 (Collateralized by $113,000 Federal National Mortgage Association, 1.84%*, 5/14/08, market value $112,749)	109,000	109,000
UBS, 2.15%, 4/1/08+, dated 3/31/08, with a repurchase price of $109,007 (Collateralized by $100,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $112,348)	109,000	109,000

TOTAL REPURCHASE AGREEMENTS
(Cost $545,000)		545,000

TOTAL INVESTMENT SECURITIES
(Cost $545,000)—96.3%		545,000
Net other assets (liabilities)—3.7%		21,026

NET ASSETS—100.0%		$566,026

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at March 31, 2008.
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring on June 2008 (Underlying notional amount at value $312,400)	4	$(3,451)
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 4/28/08	$187,571	$(40)
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 4/28/08	61,326	(13)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (97.0%)
3Com Corp.* (Telecommunications)	24,272	$55,583
AAR Corp.* (Aerospace/Defense)	2,368	64,575
Aaron Rents, Inc. (Commercial Services)	2,960	63,758
AbitibiBowater, Inc.* (Forest Products & Paper)	1,776	22,928
ABM Industries, Inc. (Commercial Services)	3,256	73,065
Acco Brands Corp.* (Household Products/Wares)	3,256	44,184
ACI Worldwide, Inc.* (Software)	2,368	47,171
Actuant Corp. - Class A (Miscellaneous Manufacturing)	3,552	107,306
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,368	101,706
Administaff, Inc. (Commercial Services)	1,776	41,931
ADTRAN, Inc. (Telecommunications)	3,552	65,712
Advance America Cash Advance Centers, Inc. (Commercial Services)	4,736	35,757
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,664	35,325
Advanta Corp. - Class B (Diversified Financial Services)	2,664	18,728
Advisory Board Co.* (Commercial Services)	1,480	81,311
Aecom Technology Corp.* (Engineering & Construction)	2,664	69,291
Aeropostale, Inc.* (Retail)	3,848	104,319
AFC Enterprises, Inc.* (Retail)	3,552	31,932
Affymetrix, Inc.* (Biotechnology)	3,848	66,994
Aftermarket Technology Corp.* (Auto Parts & Equipment)	2,072	40,280
Agilysys, Inc. (Computers)	2,664	30,902
AirTran Holdings, Inc.* (Airlines)	5,920	39,072
Alaska Air Group, Inc.* (Airlines)	2,664	52,268
Alaska Communications Systems Group, Inc. (Telecommunications)	4,440	54,346
Albany International Corp. - Class A (Machinery-Diversified)	2,072	74,882
Alesco Financial, Inc. (REIT)	7,104	20,460
Alexandria Real Estate Equities, Inc. (REIT)	1,480	137,226
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,072	122,870
Align Technology, Inc.* (Healthcare - Products)	3,552	39,463
Alkermes, Inc.* (Pharmaceuticals)	6,216	73,846
Alliance One International, Inc.* (Agriculture)	7,104	42,908
Allscripts Healthcare Solutions, Inc.* (Software)	3,256	33,602
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	3,256	79,446
Alpha Natural Resources, Inc.* (Coal)	4,440	192,874
Alpharma, Inc. - Class A* (Pharmaceuticals)	2,664	69,823
AMAG Pharmaceuticals, Inc.* (Biotechnology)	888	35,902
Amedisys, Inc.* (Healthcare - Services)	1,776	69,868
AMERCO* (Trucking & Leasing)	888	50,696
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	2,960	60,680
American Campus Communities, Inc. (REIT)	2,960	80,986
American Commercial Lines, Inc.* (Transportation)	3,848	60,798
American Dental Partners, Inc.* (Healthcare - Services)	2,368	22,899
American Equity Investment Life Holding Co. (Insurance)	5,624	52,191
American Financial Realty Trust (REIT)	10,360	82,258
American Medical Systems Holdings, Inc.* (Healthcare - Products)	4,736	67,204
American Physicians Capital, Inc. (Insurance)	1,776	82,335
American Reprographics Co.* (Software)	2,072	30,748
American States Water Co. (Water)	3,256	117,216
American Superconductor Corp.* (Electrical Components & Equipment)	2,960	68,642
AmericanWest Bancorp (Banks)	4,440	38,717
AMERIGROUP Corp.* (Healthcare - Services)	3,256	88,986
Ameris Bancorp (Banks)	3,552	57,045
Ameristar Casinos, Inc. (Lodging)	2,072	37,814
Ameron International Corp. (Miscellaneous Manufacturing)	888	83,055
Amkor Technology, Inc.* (Semiconductors)	6,216	66,511
AMN Healthcare Services, Inc.* (Commercial Services)	2,664	41,079
ANADIGICS, Inc.* (Semiconductors)	4,144	27,185
Analogic Corp. (Electronics)	1,184	78,783
Anixter International, Inc.* (Telecommunications)	1,480	94,779
ANSYS, Inc.* (Software)	4,440	153,269
Anworth Mortgage Asset Corp. (REIT)	7,992	48,991
Apex Silver Mines, Ltd.ADR* (Mining)	3,552	43,050
Apogee Enterprises, Inc. (Building Materials)	2,368	36,467
Apollo Investment Corp. (Investment Companies)	5,328	84,342
Applera Corp.-Celera Genomics Group* (Biotechnology)	6,216	91,375
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,960	88,474
Applied Micro Circuits Corp.* (Semiconductors)	5,624	40,380
Apria Healthcare Group, Inc.* (Healthcare - Services)	2,664	52,614
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,848	149,803
Aquila, Inc.* (Electric)	27,232	87,415
Arbitron, Inc. (Commercial Services)	1,776	76,652
Arch Chemicals, Inc. (Chemicals)	2,072	77,203
Arena Pharmaceuticals, Inc.* (Biotechnology)	5,328	36,444
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	9,768	32,918

See accompanying notes to the Schedules of Portfolio Investments.

Ariba, Inc.* (Internet)	6,512	62,906
Arlington Tankers, Ltd.ADR (Transportation)	3,552	74,592
Array BioPharma, Inc.* (Pharmaceuticals)	5,032	35,274
Arris Group, Inc.* (Telecommunications)	6,216	36,177
ArthroCare Corp.* (Healthcare - Products)	1,776	59,230
ArvinMeritor, Inc. (Auto Parts & Equipment)	4,736	59,247
Ashford Hospitality Trust (REIT)	7,992	45,395
Aspen Insurance Holdings, Ltd.ADR (Insurance)	5,032	132,744
Assisted Living Concepts, Inc. - Class A* (Healthcare - Services)	5,624	33,125
Assured Guaranty, Ltd.ADR (Insurance)	4,144	98,379
Astec Industries, Inc.* (Machinery - Construction & Mining)	1,480	57,365
Atheros Communications* (Telecommunications)	3,256	67,855
Atlas America, Inc. (Oil & Gas)	1,480	89,451
ATMI, Inc.* (Semiconductors)	2,368	65,901
ATP Oil & Gas Corp.* (Oil & Gas)	1,480	48,426
Atwood Oceanics, Inc.* (Oil & Gas)	1,480	135,746
Avid Technology, Inc.* (Software)	2,664	64,842
Avocent Corp.* (Internet)	3,256	55,026
Badger Meter, Inc. (Electronics)	2,368	102,298
Baldor Electric Co. (Hand/Machine Tools)	2,664	74,592
Bally Technologies, Inc.* (Entertainment)	3,552	121,976
Banco Latinoamericano de Exportaciones, S.A. - Class EADR (Banks)	3,552	54,701
BankFinancial Corp. (Savings & Loans)	5,920	94,187
Banner Corp. (Banks)	2,664	61,379
Barnes Group, Inc. (Miscellaneous Manufacturing)	2,960	67,932
Basic Energy Services, Inc.* (Oil & Gas Services)	2,960	65,357
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	3,552	35,520
BearingPoint, Inc.* (Commercial Services)	12,728	21,383
Beazer Homes USA, Inc. (Home Builders)	2,368	22,378
Belden, Inc. (Electrical Components & Equipment)	2,368	83,638
Belo Corp. - Class A (Media)	5,328	56,317
Benchmark Electronics, Inc.* (Electronics)	4,144	74,385
Berry Petroleum Co. - Class A (Oil & Gas)	2,368	110,088
Big 5 Sporting Goods Corp. (Retail)	2,664	23,363
Bill Barrett Corp.* (Oil & Gas)	1,776	83,916
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	1,184	105,317
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	5,920	209,390
BioMed Realty Trust, Inc. (REIT)	4,440	106,072
Blackbaud, Inc. (Software)	3,256	79,056
Blackboard, Inc.* (Software)	2,072	69,060
Blockbuster, Inc. - Class A* (Retail)	13,616	44,388
Blue Nile, Inc.* (Internet)	888	48,085
Bob Evans Farms, Inc. (Retail)	2,664	73,500
Borders Group, Inc. (Retail)	3,848	22,588
Borland Software Corp.* (Software)	10,360	20,927
Boston Private Financial Holdings, Inc. (Banks)	3,552	37,616
Bowne & Co., Inc. (Commercial Services)	3,552	54,168
Brady Corp. - Class A (Electronics)	2,960	98,953
Briggs & Stratton Corp. (Machinery- Diversified)	2,960	52,984
Bright Horizons Family Solutions, Inc.* (Commercial Services)	2,072	89,179
Brightpoint, Inc.* (Distribution/Wholesale)	3,552	29,695
Bristow Group, Inc.* (Transportation)	1,480	79,432
Brooks Automation, Inc.* (Semiconductors)	4,736	46,034
Brown Shoe Co., Inc. (Retail)	2,960	44,607
Brush Engineered Materials, Inc.* (Mining)	1,480	37,992
Buckeye Technologies, Inc.* (Forest Products & Paper)	4,144	46,247
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	2,072	210,619
Buffalo Wild Wings, Inc.* (Retail)	1,184	29,008
CACI International, Inc. - Class A* (Computers)	1,776	80,897
Calamos Asset Management, Inc. (Diversified Financial Services)	2,664	43,370
California Water Service Group (Water)	3,256	124,216
Callaway Golf Co. (Leisure Time)	5,032	73,870
Capital City Bank Group, Inc. (Banks)	3,256	94,424
Capital Lease Funding, Inc. (REIT)	7,696	59,798
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,480	87,720
Carter’s, Inc.* (Apparel)	3,552	57,365
Cascade Corp. (Machinery- Diversified)	888	43,787
Casey’s General Stores, Inc. (Retail)	3,256	73,586
Cash America International, Inc. (Retail)	2,072	75,421
Cbeyond, Inc.* (Telecommunications)	1,480	27,809
CBRE Realty Finance, Inc. (REIT)	5,328	21,472
CBRL Group, Inc. (Retail)	1,776	63,527
Celgene Corp.* (Biotechnology)	1,536	94,141
Centene Corp.* (Healthcare - Services)	3,256	45,389
Centennial Bank Holdings, Inc.* (Banks)	10,064	63,202
Centerline Holding Co. (Diversified Financial Services)	4,440	18,026
Central European Distribution Corp.* (Distribution/Wholesale)	2,368	137,794
Central Garden & Pet Co. - Class A* (Household Products/Wares)	5,624	24,971
Central Vermont Public Service Corp. (Electric)	1,776	42,446
Century Aluminum Co.* (Mining)	1,480	98,035
Cenveo, Inc.* (Commercial Services)	3,552	37,154

See accompanying notes to the Schedules of Portfolio Investments.

Cepheid, Inc.* (Healthcare - Products)	4,440	108,292
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,480	47,301
CF Industries Holdings, Inc. (Chemicals)	2,960	306,715
Champion Enterprises, Inc.* (Home Builders)	5,328	53,440
Charlotte Russe Holding, Inc.* (Retail)	2,072	35,928
Charming Shoppes, Inc.* (Retail)	7,696	37,172
Charter Communications, Inc. - Class A* (Media)	24,272	20,680
Chattem, Inc.* (Cosmetics/Personal Care)	1,184	78,547
Checkpoint Systems, Inc.* (Electronics)	2,664	71,528
Chemed Corp. (Commercial Services)	1,480	62,456
Cherokee, Inc. (Apparel)	2,072	69,764
Chipotle Mexican Grill, Inc. - Class B* (Retail)	1,776	172,432
Chiquita Brands International, Inc.* (Food)	3,256	75,246
Christopher & Banks Corp. (Retail)	2,960	29,570
Cincinnati Bell, Inc.* (Telecommunications)	15,984	68,092
Cirrus Logic, Inc.* (Semiconductors)	7,400	49,728
Citadel Broadcasting Corp. (Media)	15,096	25,059
Citi Trends, Inc.* (Retail)	1,480	27,306
Citizens Republic Bancorp, Inc. (Banks)	5,328	66,227
CKE Restaurants, Inc. (Retail)	4,144	46,496
Clarcor, Inc. (Miscellaneous Manufacturing)	3,256	115,751
Cleco Corp. (Electric)	4,144	91,914
CMGI, Inc.* (Internet)	2,960	39,250
CNET Networks, Inc.* (Internet)	10,656	75,658
CoBiz Financial, Inc. (Banks)	4,736	61,663
Coeur d’Alene Mines Corp.* (Mining)	17,464	70,555
Cogent Communications Group, Inc.* (Internet)	2,960	54,198
Cognex Corp. (Machinery- Diversified)	3,552	77,540
Cohen & Steers, Inc. (Diversified Financial Services)	1,184	31,364
Cohu, Inc. (Semiconductors)	3,256	52,910
Coinstar, Inc.* (Commercial Services)	2,368	66,635
Collective Brands, Inc.* (Retail)	3,552	43,050
Columbia Banking System, Inc. (Banks)	3,848	86,118
Community Trust Bancorp, Inc. (Banks)	2,960	86,728
Commvault Systems, Inc.* (Software)	3,256	40,374
Compass Minerals International, Inc. (Mining)	2,368	139,665
Complete Production Services, Inc.* (Oil & Gas Services)	2,664	61,112
Comstock Resources, Inc.* (Oil & Gas)	2,664	107,359
Comtech Telecommunications Corp.* (Telecommunications)	1,480	57,720
Conceptus, Inc.* (Healthcare - Products)	2,960	54,938
Concur Technologies, Inc.* (Software)	2,960	91,908
CONMED Corp.* (Healthcare - Products)	2,368	60,716
Consolidated Communications Holdings, Inc. (Telecommunications)	3,256	49,263
Consolidated Water Co., Ltd.ADR (Water)	3,256	71,730
Consolidated-Tomoka Land Co. (Real Estate)	1,184	66,363
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	3,552	53,173
Corinthian Colleges, Inc.* (Commercial Services)	6,216	44,942
Corporate Office Properties Trust (REIT)	2,368	79,588
Corus Bankshares, Inc. (Banks)	3,848	37,441
CoStar Group, Inc.* (Commercial Services)	1,480	63,640
Crosstex Energy, Inc. (Oil & Gas)	2,960	100,492
CSG Systems International, Inc.* (Software)	2,960	33,655
CSK Auto Corp.* (Retail)	3,552	33,069
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	3,848	70,880
Curtiss-Wright Corp. (Aerospace/Defense)	2,664	110,503
CV Therapeutics, Inc.* (Pharmaceuticals)	4,440	31,657
Cymer, Inc.* (Electronics)	2,072	53,955
Daktronics, Inc. (Electronics)	2,368	42,411
Darling International, Inc.* (Environmental Control)	6,216	80,497
Dawson Geophysical Co.* (Oil & Gas Services)	888	59,940
DCT Industrial Trust, Inc. (REIT)	11,248	112,030
DealerTrack Holdings, Inc.* (Internet)	2,072	41,896
Deckers Outdoor Corp.* (Apparel)	888	95,744
Deerfield Capital Corp. (REIT)	5,328	7,512
Delta Petroleum Corp.* (Oil & Gas)	4,144	93,406
Deluxe Corp. (Commercial Services)	2,960	56,862
DeVry, Inc. (Commercial Services)	3,552	148,616
DiamondRock Hospitality Co. (REIT)	6,216	78,757
Digi International, Inc.* (Software)	4,144	47,822
Digital Realty Trust, Inc. (REIT)	3,256	115,588
Digital River, Inc.* (Internet)	2,368	73,337
Dionex Corp.* (Electronics)	1,184	91,156
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	1,776	24,225
Dress Barn, Inc.* (Retail)	2,960	38,302
Drill-Quip, Inc.* (Oil & Gas Services)	1,480	68,776
DTS, Inc.* (Home Furnishings)	2,960	71,040
Dycom Industries, Inc.* (Engineering & Construction)	2,664	31,995
Eagle Bulk Shipping, Inc.ADR (Transportation)	3,552	91,499
EarthLink, Inc.* (Internet)	10,656	80,453
Eclipsys Corp.* (Software)	3,256	63,850
Edge Petroleum Corp.* (Oil & Gas)	3,552	14,315
Education Realty Trust, Inc. (REIT)	7,104	89,297
El Paso Electric Co.* (Electric)	3,848	82,232

See accompanying notes to the Schedules of Portfolio Investments.

Electronics for Imaging, Inc.* (Computers)	3,552	52,996
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	2,664	53,147
EMCOR Group, Inc.* (Engineering & Construction)	3,552	78,890
Empire District Electric Co. (Electric)	5,328	107,892
Employers Holdings, Inc. (Insurance)	4,440	82,318
EMS Technologies, Inc.* (Telecommunications)	3,256	88,368
Emulex Corp.* (Semiconductors)	4,736	76,913
Encore Acquisition Co.* (Oil & Gas)	3,256	131,152
Encore Wire Corp. (Electrical Components & Equipment)	2,072	37,731
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	2,368	70,803
EnergySouth, Inc. (Gas)	1,776	92,689
Ennis, Inc. (Household Products/Wares)	2,960	49,669
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,480	46,161
Entegris, Inc.* (Semiconductors)	8,584	61,719
Entertainment Properties Trust (REIT)	1,776	87,610
Entravision Communications Corp.* (Media)	6,512	43,370
Enzon Pharmaceuticals, Inc.* (Biotechnology)	8,584	79,059
Epicor Software Corp.* (Software)	5,032	56,358
Equinix, Inc.* (Internet)	1,776	118,086
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	1,776	70,543
Euronet Worldwide, Inc.* (Commercial Services)	2,960	57,010
Evergreen Solar, Inc.* (Energy - Alternate Sources)	6,512	60,366
Excel Technology, Inc.* (Electronics)	2,960	79,802
EXCO Resources, Inc.* (Oil & Gas)	3,848	71,188
Exelixis, Inc.* (Biotechnology)	7,400	51,430
Exponent, Inc.* (Commercial Services)	3,256	106,927
Extra Space Storage, Inc. (REIT)	6,216	100,637
Federal Agricultural Mortgage Corp. - Class C (Diversified Financial Services)	2,072	54,079
FEI Co.* (Electronics)	2,368	51,693
FelCor Lodging Trust, Inc. (REIT)	4,144	49,852
Ferro Corp. (Chemicals)	3,256	48,384
Finisar Corp.* (Telecommunications)	17,760	22,733
First BanCorp (Banks)	6,216	63,155
First Financial Holdings, Inc. (Savings & Loans)	2,960	69,442
First Merchants Corp. (Banks)	4,144	118,270
First Place Financial Corp. (Savings & Loans)	3,848	50,024
First Potomac Realty Trust (REIT)	3,848	59,144
First State Bancorporation (Banks)	4,144	55,488
Fisher Communications, Inc.* (Media)	1,480	46,117
Fleetwood Enterprises, Inc.* (Home Builders)	6,216	28,594
FLIR Systems, Inc.* (Electronics)	7,104	213,759
Flow International Corp.* (Machinery-Diversified)	4,736	43,997
Flowers Foods, Inc. (Food)	4,440	109,890
Flushing Financial Corp. (Savings & Loans)	5,328	93,666
Force Protection, Inc.* (Auto Manufacturers)	3,848	7,734
FormFactor, Inc.* (Semiconductors)	2,664	50,882
Forward Air Corp. (Transportation)	2,664	94,412
Fossil, Inc.* (Household Products/Wares)	2,664	81,359
Foundry Networks, Inc.* (Telecommunications)	7,992	92,547
FPIC Insurance Group, Inc.* (Insurance)	1,776	83,721
Franklin Bank Corp. Houston* (Savings & Loans)	5,032	15,247
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	11,840	20,128
FTI Consulting, Inc.* (Commercial Services)	2,368	168,223
Fuel Tech, Inc.* (Environmental Control)	1,776	36,408
FuelCell Energy, Inc.* (Energy - Alternate Sources)	6,808	45,273
Fuller (H.B.) Co. (Chemicals)	3,552	72,496
Gartner Group, Inc.* (Commercial Services)	4,144	80,145
Gaylord Entertainment Co.* (Lodging)	2,368	71,727
Gemstar-TV Guide International, Inc.* (Media)	16,872	79,298
Genco Shipping & Trading, Ltd.ADR (Transportation)	1,480	83,516
GenCorp, Inc.* (Aerospace/Defense)	5,624	57,871
General Communication, Inc. - Class A* (Telecommunications)	5,032	30,896
Genesco, Inc.* (Retail)	1,480	34,203
Genesee & Wyoming, Inc. - Class A* (Transportation)	2,664	91,642
GeoEye, Inc.* (Telecommunications)	2,664	69,237
Georgia Gulf Corp. (Chemicals)	2,960	20,513
Gevity HR, Inc. (Commercial Services)	2,664	23,070
Gladstone Capital Corp. (Investment Companies)	3,552	66,458
GMH Communities Trust (REIT)	7,104	61,663
GrafTech International, Ltd.* (Electrical Components & Equipment)	5,920	95,963
Granite Construction, Inc. (Engineering & Construction)	1,776	58,093
Great Wolf Resorts, Inc.* (Entertainment)	5,328	33,993
Greatbatch, Inc.* (Electrical Components & Equipment)	2,072	38,146
Greenhill & Co., Inc. (Diversified Financial Services)	1,184	82,359
Greif Brothers Corp. - Class A (Packaging & Containers)	1,776	120,644
Grey Wolf, Inc.* (Oil & Gas)	10,952	74,255
Group 1 Automotive, Inc. (Retail)	1,776	41,700

See accompanying notes to the Schedules of Portfolio Investments.

GulfMark Offshore, Inc.* (Transportation)	1,480	80,986
Haemonetics Corp.* (Healthcare - Products)	1,776	105,814
Harleysville National Corp. (Banks)	5,624	81,098
Harvest Natural Resources, Inc.* (Oil & Gas)	5,328	64,256
Haynes International, Inc.* (Metal Fabricate/Hardware)	888	48,733
HealthExtras, Inc.* (Pharmaceuticals)	2,368	58,821
HEALTHSOUTH Corp.* (Healthcare - Services)	4,736	84,253
Healthways, Inc.* (Healthcare - Services)	2,072	73,224
Hecla Mining Co.* (Mining)	7,400	82,584
HEICO Corp. (Aerospace/Defense)	2,368	115,440
Heidrick & Struggles International, Inc. (Commercial Services)	1,480	48,144
Helen of Troy, Ltd.ADR* (Household Products/Wares)	2,368	39,711
Hercules Offshore, Inc.* (Oil & Gas Services)	1,776	44,613
Hercules Technology Growth Capital, Inc. (Investment Companies)	5,920	64,291
Hercules, Inc. (Chemicals)	6,512	119,104
Herman Miller, Inc. (Office Furnishings)	3,256	80,000
Hersha Hospitality Trust (REIT)	7,400	66,822
Hexcel Corp.* (Aerospace/Defense Equipment)	5,624	107,475
Hibbett Sports, Inc.* (Retail)	2,664	41,132
Highwoods Properties, Inc. (REIT)	3,256	101,164
Hilb, Rogal, and Hobbs Co. (Insurance)	2,072	65,206
Hologic, Inc.* (Healthcare - Products)	2,960	164,576
Horizon Lines, Inc. - Class A (Transportation)	2,664	49,577
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,480	67,592
Hub Group, Inc. - Class A* (Transportation)	2,664	87,619
Hudson Highland Group, Inc.* (Commercial Services)	2,368	20,057
Human Genome Sciences, Inc.* (Biotechnology)	9,472	55,790
Huron Consulting Group, Inc.* (Commercial Services)	1,184	49,195
Iconix Brand Group, Inc.* (Apparel)	3,552	61,627
IDACORP, Inc. (Electric)	3,256	104,550
IHS, Inc. - Class A* (Computers)	2,072	133,250
II-VI, Inc.* (Electronics)	2,072	78,695
IKON Office Solutions, Inc. (Office/Business Equipment)	6,512	49,491
Illumina, Inc.* (Biotechnology)	2,960	224,664
Imation Corp. (Computers)	2,368	53,848
Immucor, Inc.* (Healthcare - Products)	3,848	82,116
Independent Bank Corp. (Banks)	2,960	87,468
Independent Bank Corp. (Banks)	4,736	49,160
Infinity Property & Casualty Corp. (Insurance)	1,776	73,882
Informatica Corp.* (Software)	5,624	95,945
Infospace, Inc. (Internet)	2,960	34,247
Ingles Markets, Inc. - Class A (Food)	1,776	43,672
Innospec, Inc. (Chemicals)	2,368	50,202
Insight Enterprises, Inc.* (Retail)	3,552	62,160
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	2,960	40,937
Integra Bank Corp. (Banks)	4,440	71,928
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	2,960	75,983
InterDigital, Inc.* (Telecommunications)	2,960	58,638
Interface, Inc. - Class A (Office Furnishings)	4,144	58,223
Interline Brands, Inc.* (Building Materials)	2,368	43,926
Intermec, Inc.* (Machinery-Diversified)	3,848	85,387
InterMune, Inc.* (Biotechnology)	2,072	30,210
Internap Network Services Corp.* (Internet)	3,552	17,618
International Coal Group, Inc.* (Coal)	9,472	60,147
Interwoven, Inc.* (Internet)	4,440	47,419
inVentiv Health, Inc.* (Advertising)	2,072	59,694
Inverness Medical Innovations, Inc.* (Healthcare - Products)	2,664	80,186
ION Geophysical Corp.* (Oil & Gas Services)	4,440	61,272
IPC Holdings, Ltd.ADR (Insurance)	3,848	107,744
iPCS, Inc. (Telecommunications)	2,072	48,381
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	6,512	91,884
ITC Holdings Corp. (Electric)	2,960	154,098
Itron, Inc.* (Electronics)	1,776	160,248
J. Crew Group, Inc.* (Retail)	2,072	91,520
j2 Global Communications, Inc.* (Internet)	3,256	72,674
Jack Henry & Associates, Inc. (Computers)	4,440	109,535
Jack in the Box, Inc.* (Retail)	3,552	95,442
Jackson Hewitt Tax Service, Inc. (Commercial Services)	2,368	27,161
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	2,368	65,286
Jamba, Inc.* (Retail)	5,920	15,688
Jer Investors Trust, Inc. (REIT)	4,736	40,161
JetBlue Airways Corp.* (Airlines)	9,472	54,938
Jo-Ann Stores, Inc.* (Retail)	1,776	26,160
Jos. A. Bank Clothiers, Inc.* (Retail)	1,480	30,340
K-V Pharmaceutical Co.* (Pharmaceuticals)	2,664	66,493
Kadant, Inc.* (Machinery-Diversified)	2,072	60,875
Kaiser Aluminum Corp. (Mining)	888	61,538
Kaman Corp. (Aerospace/Defense)	2,368	66,991
Kaydon Corp. (Metal Fabricate/Hardware)	1,776	77,984
KBW, Inc.* (Diversified Financial Services)	2,072	45,688
KEMET Corp.* (Electronics)	7,992	32,288
Kenexa Corp.* (Commercial Services)	1,776	32,820
Kindred Healthcare, Inc.* (Healthcare - Services)	1,776	38,841
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	6,216	100,948

See accompanying notes to the Schedules of Portfolio Investments.

Knight Transportation, Inc. (Transportation)	4,144	68,210
Knightsbridge Tankers, Ltd.ADR (Transportation)	2,368	63,178
Knoll, Inc. (Office Furnishings)	3,256	37,574
Korn/Ferry International* (Commercial Services)	2,960	50,024
Kulicke & Soffa Industries, Inc.* (Semiconductors)	5,920	28,298
L-1 Identity Solutions, Inc.* (Electronics)	3,848	51,178
Laclede Group, Inc. (Gas)	4,144	147,651
Lance, Inc. (Food)	2,960	58,016
LandAmerica Financial Group, Inc. (Insurance)	888	35,049
Landauer, Inc. (Commercial Services)	1,776	89,404
LaSalle Hotel Properties (REIT)	2,664	76,537
Lattice Semiconductor Corp.* (Semiconductors)	10,952	31,104
Lawson Software, Inc.* (Software)	8,584	64,637
Layne Christensen Co.* (Engineering & Construction)	1,480	51,830
LCA-Vision, Inc. (Healthcare - Products)	1,480	18,500
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	5,328	37,562
Lear Corp.* (Auto Parts & Equipment)	4,144	107,371
Lee Enterprises, Inc. (Media)	3,552	35,556
Life Time Fitness, Inc.* (Leisure Time)	1,776	55,429
LifeCell Corp.* (Biotechnology)	2,368	99,527
Ligand Pharmaceuticals, Inc. - Class B (Pharmaceuticals)	7,696	30,784
Lin TV Corp. - Class A* (Media)	2,664	25,601
Littelfuse, Inc.* (Electrical Components & Equipment)	1,776	62,107
Live Nation, Inc.* (Commercial Services)	3,848	46,676
LKQ Corp.* (Distribution/Wholesale)	7,104	159,627
LodgeNet Entertainment Corp.* (Media)	2,072	12,618
Longs Drug Stores Corp. (Retail)	1,776	75,409
LoopNet, Inc.* (Internet)	2,664	33,833
LTC Properties, Inc. (REIT)	4,144	106,542
Luminex Corp.* (Healthcare - Products)	4,440	87,246
M&F Worldwide Corp.* (Food)	888	33,202
Macrovision Corp.* (Entertainment)	3,256	43,956
Magellan Health Services, Inc.* (Healthcare - Services)	2,368	93,986
Maguire Properties, Inc. (REIT)	2,664	38,122
Manhattan Associates, Inc.* (Computers)	2,368	54,298
MannKind Corp.* (Pharmaceuticals)	3,848	22,973
Mariner Energy, Inc.* (Oil & Gas)	5,032	135,914
Martek Biosciences Corp.* (Biotechnology)	2,960	90,487
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	3,552	95,158
MasTec, Inc.* (Telecommunications)	3,848	31,592
Matria Healthcare, Inc.* (Healthcare - Services)	1,776	39,605
Matrix Service Co.* (Oil & Gas Services)	2,072	35,597
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	2,368	114,256
Mattson Technology, Inc.* (Semiconductors)	5,624	34,250
Max Capital Group, Ltd.ADR (Insurance)	4,144	108,531
MAXIMUS, Inc. (Commercial Services)	1,480	54,331
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	2,960	34,484
MCG Capital Corp. (Investment Companies)	5,328	48,432
McGrath Rentcorp (Commercial Services)	2,368	57,092
Medarex, Inc.* (Pharmaceuticals)	7,400	65,490
Mediacom Communications Corp. - Class A* (Media)	6,512	28,197
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	3,256	64,111
Mentor Corp. (Healthcare - Products)	2,368	60,905
Mentor Graphics Corp.* (Computers)	5,624	49,660
Meridian Bioscience, Inc. (Healthcare - Products)	3,256	108,848
Meritage Homes Corp.* (Home Builders)	1,776	34,312
Methode Electronics, Inc. (Electronics)	3,848	44,983
MGE Energy, Inc. (Electric)	3,256	110,899
Micros Systems, Inc.* (Computers)	4,736	159,414
Microsemi Corp.* (Semiconductors)	4,440	101,232
MicroStrategy, Inc. - Class A* (Software)	592	43,802
Midas, Inc.* (Commercial Services)	2,960	50,882
MKS Instruments, Inc.* (Semiconductors)	3,256	69,678
Mobile Mini, Inc.* (Storage/Warehousing)	2,664	50,616
Monaco Coach Corp. (Home Builders)	4,144	39,285
Monarch Casino & Resort, Inc.* (Lodging)	2,072	36,695
Montpelier Re Holdings, Ltd.ADR (Insurance)	6,512	104,518
Moog, Inc. - Class A* (Aerospace/Defense)	2,368	99,953
MPS Group, Inc.* (Commercial Services)	6,512	76,972
MSC.Software Corp.* (Software)	4,440	57,676
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,664	76,856
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	7,696	62,953
MVC Capital, Inc. (Investment Companies)	3,256	49,621
Myriad Genetics, Inc.* (Biotechnology)	2,664	107,333
Nara Bancorp, Inc. (Banks)	4,736	61,521
Nash Finch Co. (Food)	1,184	40,232
NATCO Group, Inc. - Class A* (Oil & Gas Services)	1,480	69,190
National CineMedia, Inc. (Entertainment)	3,256	73,195

See accompanying notes to the Schedules of Portfolio Investments.

National Financial Partners (Diversified Financial Services)	2,368	53,209
Nationwide Health Properties, Inc. (REIT)	5,032	169,830
NCI Building Systems, Inc.* (Building Materials)	1,480	35,816
Nektar Therapeutics* (Biotechnology)	6,216	43,139
Net 1 UEPS Technologies, Inc.* (Commercial Services)	2,664	60,073
Netflix, Inc.* (Internet)	3,256	112,820
NETGEAR, Inc.* (Telecommunications)	2,368	47,242
NewAlliance Bancshares, Inc. (Savings & Loans)	7,400	90,724
NGP Capital Resources Co. (Investment Companies)	4,440	72,905
Nicor, Inc. (Gas)	2,664	89,271
Nordson Corp. (Machinery-Diversified)	2,072	111,577
NorthStar Realty Finance Corp. (REIT)	5,920	48,366
Novatel Wireless, Inc.* (Telecommunications)	2,072	20,057
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	2,368	21,265
NTELOS Holdings Corp. (Telecommunications)	2,368	57,306
Nuance Communications, Inc.* (Software)	7,400	128,834
NuVasive, Inc.* (Healthcare - Products)	2,960	102,150
O’Charley’s, Inc. (Retail)	3,552	40,919
Oil States International, Inc.* (Oil & Gas Services)	2,664	119,374
Old Dominion Freight Line, Inc.* (Transportation)	2,368	75,373
Olin Corp. (Chemicals)	4,736	93,583
OM Group, Inc.* (Chemicals)	1,776	96,863
OMEGA Healthcare Investors, Inc. (REIT)	6,216	107,910
Omnicell, Inc.* (Software)	2,960	59,496
OmniVision Technologies, Inc.* (Semiconductors)	3,848	64,723
ON Semiconductor Corp.* (Semiconductors)	13,024	73,976
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,960	85,929
optionsXpress Holdings, Inc. (Diversified Financial Services)	2,960	61,302
OraSure Technologies, Inc.* (Healthcare - Products)	7,992	58,422
Orbital Sciences Corp.* (Aerospace/Defense)	3,848	92,737
Orthofix International N.V.ADR* (Healthcare - Products)	1,480	58,860
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	3,552	132,809
OSI Systems, Inc.* (Electronics)	2,072	47,697
Owens & Minor, Inc. (Distribution/Wholesale)	2,664	104,802
P.F. Chang’s China Bistro, Inc.* (Retail)	2,072	58,928
Pacer International, Inc. (Transportation)	2,960	48,633
Pacific Sunwear of California, Inc.* (Retail)	4,144	52,256
PAETEC Holding Corp.* (Telecommunications)	5,624	37,456
Palm, Inc. (Computers)	5,920	29,600
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,368	41,180
Parallel Petroleum Corp.* (Oil & Gas)	2,960	57,927
Parametric Technology Corp.* (Software)	6,216	99,332
PAREXEL International Corp.* (Commercial Services)	3,552	92,707
Parker Drilling Co.* (Oil & Gas)	7,104	45,892
Peet’s Coffee & Tea, Inc.* (Beverages)	2,960	69,590
Penn Virginia Corp. (Oil & Gas)	2,072	91,354
Performance Food Group Co.* (Food)	2,664	87,059
Perini Corp.* (Engineering & Construction)	1,480	53,620
Perot Systems Corp. - Class A* (Computers)	5,032	75,681
Perrigo Co. (Pharmaceuticals)	5,032	189,857
Petrohawk Energy Corp.* (Oil & Gas)	9,176	185,080
PetroQuest Energy, Inc.* (Oil & Gas)	3,848	66,724
Phase Forward, Inc.* (Software)	3,552	60,668
PHH Corp.* (Commercial Services)	3,256	56,752
PHI, Inc.* (Transportation)	2,368	74,687
Pier 1 Imports, Inc.* (Retail)	7,400	46,472
Pilgrim’s Pride Corp. (Food)	2,368	47,905
Pinnacle Entertainment, Inc.* (Entertainment)	3,552	45,466
Pinnacle Financial Partners, Inc.* (Banks)	3,552	90,931
Piper Jaffray* (Diversified Financial Services)	1,480	50,261
Plantronics, Inc. (Telecommunications)	2,960	57,158
Platinum Underwriters Holdings, Ltd. ADR (Insurance)	3,552	115,298
Plexus Corp.* (Electronics)	2,960	83,028
PMA Capital Corp. - Class A* (Insurance)	7,104	60,668
PMC-Sierra, Inc.* (Semiconductors)	13,024	74,237
PNM Resources, Inc. (Electric)	4,736	59,058
Polaris Industries, Inc. (Leisure Time)	2,368	97,112
Polycom, Inc.* (Telecommunications)	4,736	106,749
PolyOne Corp.* (Chemicals)	8,288	52,795
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	1,184	50,782
Post Properties, Inc. (REIT)	2,368	91,452
Potlatch Corp. (Forest Products & Paper)	2,664	109,943
Powerwave Technologies, Inc.* (Telecommunications)	9,472	24,154
Preferred Bank (Banks)	2,368	39,522
Presidential Life Corp. (Insurance)	3,848	67,109
Priceline.com, Inc.* (Internet)	2,072	250,422
PRIMEDIA, Inc. (Media)	3,256	23,932
ProAssurance Corp.* (Insurance)	2,072	111,536
Progress Software Corp.* (Software)	2,664	79,707
Prospect Capital Corp. (Investment Companies)	3,848	58,567
Provident New York Bancorp (Savings & Loans)	6,808	91,908

See accompanying notes to the Schedules of Portfolio Investments.

PSS World Medical, Inc.* (Healthcare - Products)	4,440	73,970
Psychiatric Solutions, Inc.* (Healthcare - Services)	3,256	110,443
Quanex Corp. (Metal Fabricate/Hardware)	2,072	107,205
Quantum Corp.* (Computers)	18,352	39,273
Quest Software, Inc.* (Software)	4,440	58,031
Quiksilver, Inc.* (Apparel)	7,400	72,594
RAIT Financial Trust (REIT)	3,848	26,705
Ralcorp Holdings, Inc.* (Food)	1,776	103,274
Raven Industries, Inc. (Miscellaneous Manufacturing)	1,776	53,813
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	1,776	65,943
RC2 Corp.* (Toys/Games/Hobbies)	1,776	37,243
RealNetworks, Inc.* (Internet)	7,696	44,098
Realty Income Corp. (REIT)	5,920	151,670
Red Robin Gourmet Burgers, Inc.* (Retail)	1,776	66,724
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	2,664	34,712
Regal-Beloit Corp. (Hand/Machine Tools)	1,776	65,055
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,144	79,523
Regis Corp. (Retail)	2,664	73,233
Renasant Corp. (Banks)	3,552	79,920
Rent-A-Center, Inc.* (Commercial Services)	4,144	76,042
Resource Capital Corp. (REIT)	4,736	35,852
Resources Connection, Inc. (Commercial Services)	2,960	52,895
RF Micro Devices, Inc.* (Telecommunications)	11,840	31,494
Rimage Corp.* (Computers)	2,072	45,377
Robbins & Myers, Inc. (Machinery-Diversified)	2,368	77,315
Rock-Tenn Co. - Class A (Forest Products & Paper)	2,368	70,969
Rofin-Sinar Technologies, Inc.* (Electronics)	2,368	106,323
Rosetta Resources, Inc.* (Oil & Gas)	3,552	69,868
RTI International Metals, Inc.* (Mining)	1,184	53,529
Rudolph Technologies, Inc.* (Semiconductors)	3,552	34,703
Rush Enterprises, Inc.* (Retail)	3,848	60,952
Russ Berrie and Co., Inc.* (Household Products/Wares)	3,256	45,779
SAIC, Inc.* (Commercial Services)	5,624	104,550
Sally Beauty Holdings, Inc.* (Retail)	6,216	42,890
Sanderson Farms, Inc. (Food)	1,480	56,255
Sandy Spring Bancorp, Inc. (Banks)	2,960	81,459
Sapient Corp.* (Internet)	7,104	49,444
Savient Pharmaceuticals, Inc.* (Biotechnology)	4,144	82,880
SAVVIS, Inc.* (Telecommunications)	1,776	28,896
ScanSource, Inc.* (Distribution/Wholesale)	2,368	85,698
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	1,480	105,110
Scholastic Corp.* (Media)	2,664	80,639
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,368	54,796
Sciele Pharma, Inc.* (Pharmaceuticals)	2,664	51,948
Seabright Insurance Holdings* (Insurance)	4,144	61,041
Seacoast Banking Corp. of Florida (Banks)	3,848	42,136
Security Bank Corp. (Banks)	4,144	32,945
Select Comfort Corp.* (Retail)	3,552	12,787
Selective Insurance Group, Inc. (Insurance)	4,144	98,959
Semtech Corp.* (Semiconductors)	5,032	72,109
Senior Housing Properties Trust (REIT)	5,328	126,274
Senomyx, Inc.* (Commercial Services)	3,848	22,703
Signature Bank* (Banks)	2,368	60,384
Silgan Holdings, Inc. (Packaging & Containers)	1,480	73,452
Silicon Image, Inc.* (Semiconductors)	6,808	34,108
Sinclair Broadcast Group, Inc. - Class A (Media)	4,440	39,560
SiRF Technology Holdings, Inc.* (Semiconductors)	3,256	16,573
Skilled Healthcare Group, Inc. - Class A* (Healthcare - Services)	3,848	42,251
SkyWest, Inc. (Airlines)	3,552	75,018
Skyworks Solutions, Inc.* (Semiconductors)	10,360	75,421
Smart Modular Technologies (WWH), Inc.ADR* (Computers)	3,552	22,058
Sohu.com, Inc.* (Internet)	2,072	93,509
Sonic Corp.* (Retail)	4,440	97,858
SONICWALL, Inc.* (Internet)	6,808	55,621
SonoSite, Inc.* (Healthcare - Products)	2,072	58,907
Sonus Networks, Inc.* (Telecommunications)	14,208	48,876
Sotheby’s (Commercial Services)	3,552	102,688
Southwest Bancorp, Inc. (Banks)	3,552	62,195
Spansion, Inc. - Class A* (Semiconductors)	5,920	16,280
Spartan Motors, Inc. (Auto Parts & Equipment)	2,664	22,537
Spartan Stores, Inc. (Food)	2,072	43,201
Spartech Corp. (Chemicals)	2,368	20,010
Spherion Corp.* (Commercial Services)	6,216	38,042
SPSS, Inc.* (Software)	1,480	57,394
Stage Stores, Inc. (Retail)	3,256	52,747
Standard Microsystems Corp.* (Semiconductors)	2,072	60,461
Standard Pacific Corp. (Home Builders)	4,144	20,140
Standex International Corp. (Miscellaneous Manufacturing)	3,256	72,739
Steiner Leisure, Ltd.ADR* (Commercial Services)	1,480	48,840
STERIS Corp. (Healthcare - Products)	3,848	103,242
Sterling Financial Corp. (Savings & Loans)	3,552	55,447
Steven Madden, Ltd.* (Apparel)	2,072	35,493

See accompanying notes to the Schedules of Portfolio Investments.

Stewart Enterprises, Inc. - Class A (Commercial Services)	8,584	55,109
Stifel Financial Corp.* (Diversified Financial Services)	1,184	53,162
Stone Energy Corp.* (Oil & Gas)	2,072	108,386
Strategic Hotels & Resorts, Inc. (REIT)	4,736	62,184
Strayer Education, Inc. (Commercial Services)	888	135,420
Suffolk Bancorp (Banks)	2,664	84,395
Sunrise Assisted Living, Inc.* (Healthcare - Services)	2,664	59,354
Sunstone Hotel Investors, Inc. (REIT)	4,144	66,345
Superior Bancorp* (Banks)	8,880	44,134
Superior Essex, Inc.* (Electrical Components & Equipment)	1,776	49,941
SureWest Communications (Telecommunications)	2,368	36,609
Swift Energy Co.* (Oil & Gas)	1,776	79,902
Sybase, Inc.* (Software)	4,736	124,557
Symmetricom, Inc.* (Telecommunications)	6,808	23,760
Synaptics, Inc.* (Computers)	1,776	42,411
Take-Two Interactive Software, Inc.* (Software)	4,440	113,309
Taser International, Inc.* (Electronics)	4,736	44,518
Technitrol, Inc. (Electronics)	2,664	61,618
Tekelec* (Telecommunications)	4,144	51,593
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,072	97,384
TeleTech Holdings, Inc.* (Commercial Services)	2,368	53,185
Tempur-Pedic International, Inc. (Home Furnishings)	4,440	48,840
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	2,960	82,702
Terra Industries, Inc.* (Chemicals)	5,328	189,304
Tessera Technologies, Inc.* (Semiconductors)	2,664	55,411
Tetra Tech, Inc.* (Environmental Control)	3,848	75,074
Texas Capital Bancshares, Inc.* (Banks)	3,552	59,958
Texas Industries, Inc. (Building Materials)	1,480	88,963
The Children’s Place Retail Stores, Inc.* (Retail)	1,480	36,349
The Commerce Group, Inc. (Insurance)	3,256	117,411
The Geo Group, Inc.* (Commercial Services)	3,256	92,601
The Gymboree Corp.* (Apparel)	2,072	82,631
The Hain Celestial Group, Inc.* (Food)	2,960	87,320
The Medicines Co.* (Pharmaceuticals)	3,552	71,750
The Men’s Wearhouse, Inc. (Retail)	2,960	68,879
The Middleby Corp.* (Machinery-Diversified)	1,184	73,870
The Pantry, Inc.* (Retail)	1,480	31,198
The Pep Boys - Manny, Moe & Jack (Retail)	2,960	29,482
The Phoenix Cos., Inc. (Insurance)	7,696	93,968
The Spectranetics Corp.* (Healthcare - Products)	5,328	44,542
The Steak n Shake Co.* (Retail)	5,032	39,602
The Timberland Co. - Class A* (Apparel)	3,256	44,705
The TriZetto Group, Inc.* (Internet)	3,552	59,283
The Ultimate Software Group, Inc.* (Software)	2,368	71,182
The Warnaco Group, Inc.* (Apparel)	2,960	116,742
Thoratec Corp.* (Healthcare - Products)	3,848	54,988
THQ, Inc.* (Software)	3,552	77,434
Tibco Software, Inc.* (Internet)	11,840	84,538
TICC Capital Corp. (Investment Companies)	5,032	37,841
TierOne Corp. (Savings & Loans)	2,072	23,372
Time Warner Telecom, Inc. - Class A* (Telecommunications)	7,696	119,211
Titan International, Inc. (Auto Parts & Equipment)	1,776	54,363
TiVo, Inc.* (Home Furnishings)	9,472	82,975
TNS, Inc. (Commercial Services)	4,736	97,751
TreeHouse Foods, Inc.* (Food)	2,664	60,899
Triarc Cos., Inc. (Retail)	5,032	34,771
TriCo Bancshares (Banks)	3,552	61,485
Trident Microsystems, Inc.* (Software)	3,552	18,293
TriQuint Semiconductor, Inc.* (Semiconductors)	12,728	64,404
Tronox, Inc. - Class B (Chemicals)	4,440	17,316
TrueBlue, Inc.* (Commercial Services)	3,256	43,761
Trump Entertainment Resorts, Inc.* (Lodging)	3,552	12,787
TrustCo Bank Corp. NY (Banks)	11,840	105,258
Tupperware Corp. (Household Products/Wares)	3,848	148,841
Tween Brands, Inc.* (Retail)	1,776	43,938
TXCO Resources, Inc.* (Oil & Gas)	4,736	58,632
UAP Holding Corp. (Chemicals)	3,552	136,184
UCBH Holdings, Inc. (Banks)	6,216	48,236
UIL Holdings Corp. (Electric)	2,664	80,266
Under Armour, Inc. - Class A* (Retail)	1,480	54,168
United America Indemnity, Ltd. - Class A* (Insurance)	3,552	68,411
United Natural Foods, Inc.* (Food)	2,960	55,382
United Online, Inc. (Internet)	5,328	56,264
United Stationers, Inc.* (Distribution/Wholesale)	1,480	70,596
United Therapeutics Corp.* (Pharmaceuticals)	1,480	128,316
Universal American Financial Corp.* (Insurance)	3,848	40,789
Universal Corp. (Agriculture)	1,480	96,984
Universal Health Realty Income Trust (REIT)	2,960	98,568
Urstadt Biddle Properties - Class A (REIT)	5,328	83,809
USA Mobility, Inc. (Telecommunications)	2,368	16,908
USEC, Inc.* (Mining)	5,032	18,618
UTStarcom, Inc.* (Telecommunications)	9,472	26,900
See accompanying notes to the Schedules of Portfolio Investments.

Vail Resorts, Inc.* (Entertainment)	1,776	85,763
Valassis Communications, Inc.* (Commercial Services)	3,552	38,539
Valeant Pharmaceuticals International* (Pharmaceuticals)	5,624	72,156
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,184	104,062
ValueClick, Inc.* (Internet)	5,624	97,014
Varian, Inc.* (Electronics)	1,776	102,866
Veeco Instruments, Inc.* (Semiconductors)	3,552	59,070
Viad Corp. (Commercial Services)	1,776	63,954
ViaSat, Inc.* (Telecommunications)	2,072	45,004
Vignette Corp.* (Internet)	3,552	46,922
ViroPharma, Inc.* (Pharmaceuticals)	4,736	42,340
VistaPrint, Ltd.ADR* (Commercial Services)	2,664	93,107
Visteon Corp.* (Auto Parts & Equipment)	8,880	33,389
Volcom, Inc.* (Apparel)	1,184	23,929
W-H Energy Services, Inc.* (Oil & Gas Services)	1,776	122,278
W.R. Grace & Co.* (Chemicals)	4,144	94,566
Wabtec Corp. (Machinery-Diversified)	2,960	111,474
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	4,736	152,168
Walter Industries, Inc. (Holding Companies - Diversified)	3,256	203,923
Warren Resources, Inc.* (Oil & Gas)	5,032	59,730
Watsco, Inc. (Distribution/Wholesale)	1,480	61,302
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	2,368	134,384
Watts Water Technologies, Inc. - Class A (Electronics)	2,072	58,078
WD-40 Co. (Household Products/Wares)	2,368	78,736
Websense, Inc.* (Internet)	2,960	55,500
West Coast Bancorp (Banks)	3,256	47,505
West Pharmaceutical Services, Inc. (Healthcare - Products)	2,072	91,645
Westar Energy, Inc. (Electric)	5,624	128,058
Whiting Petroleum Corp.* (Oil & Gas)	2,072	133,955
Willbros Group, Inc.ADR* (Oil & Gas Services)	2,072	63,403
Wind River Systems, Inc.* (Software)	5,920	45,821
Winn-Dixie Stores, Inc.* (Food)	2,072	37,213
Winnebago Industries, Inc. (Home Builders)	2,368	40,019
Winthrop Realty Trust (REIT)	13,024	53,659
WMS Industries, Inc.* (Leisure Time)	2,960	106,471
Wolverine World Wide, Inc. (Apparel)	3,552	103,043
Woodward Governor Co. (Electronics)	3,552	94,909
World Acceptance Corp.* (Diversified Financial Services)	1,480	47,138
World Fuel Services Corp. (Retail)	1,776	49,852
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,144	69,909
Wright Express Corp.* (Commercial Services)	2,664	81,865
Wright Medical Group, Inc.* (Healthcare - Products)	2,960	71,454
WSFS Financial Corp. (Savings & Loans)	1,480	72,934
XenoPort, Inc.* (Pharmaceuticals)	1,480	59,896
Zale Corp.* (Retail)	2,960	58,490
Zenith National Insurance Corp. (Insurance)	2,368	84,916
Zoltek Cos., Inc.* (Chemicals)	1,480	39,250
Zoran Corp.* (Semiconductors)	3,552	48,520
Zumiez, Inc.* (Retail)	1,480	23,221
Zymogenetics, Inc.* (Pharmaceuticals)	4,144	40,611

TOTAL COMMON STOCKS
(Cost $53,170,116)		52,787,847

	Principal
	Amount

Repurchase Agreements (2.5%)
Deutsche Bank, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $498,029 (Collateralized by $502,000 of various U.S. Government Agency Obligations, 1.84%**-2.88%, 5/14/08-4/30/10, market value $508,946)	$498,000	498,000
HSBC, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $534,031 (Collateralized by $552,000 Federal Home Loan Mortgage Corp., 2.08%**, 9/22/08, market value $546,549)	534,000	534,000
UBS, 2.15%, 4/1/08+, dated 3/31/08, with a repurchase price of $326,019 (Collateralized by $297,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $333,673)	326,000	326,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,358,000)		1,358,000

	Shares

Rights/Warrants(NM)
MCG Capital Corp. (Investment Companies)	761	814

TOTAL RIGHTS/WARRANTS
(Cost $0)		814

TOTAL INVESTMENT SECURITIES
(Cost $54,528,116)—99.5%		54,146,661
Net other assets (liabilities)—0.5%		267,780

NET ASSETS—100.0%		$54,414,441

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at March 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini Russell 2000 Futures Contract expiring on June 2008 (Underlying notional amount at value $962,640)	14	$34,283

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 4/28/08	$547,076	$(3,632)
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 4/28/08	298,922	(1,979)
ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Advertising		0.1%
Aerospace/Defense		1.3%
Aerospace/Defense Equipment		0.2%
Agriculture		0.3%
Airlines		0.4%
Apparel		1.4%
Auto Manufacturers		NM
Auto Parts & Equipment		1.0%
Banks		4.3%
Beverages		0.1%
Biotechnology		3.0%
Building Materials		0.5%
Chemicals		2.5%
Coal		0.5%
Commercial Services		6.5%
Computers		1.8%
Cosmetics/Personal Care		0.2%
Distribution/Wholesale		1.4%
Diversified Financial Services		1.8%
Electric		1.9%
Electrical Components & Equipment		1.1%
Electronics		3.6%
Energy - Alternate Sources		0.2%
Engineering & Construction		0.7%
Entertainment		0.8%
Environmental Control		0.3%
Food		1.9%
Forest Products & Paper		0.5%
Gas		0.7%
Hand/Machine Tools		0.2%
Healthcare - Products		3.2%
Healthcare - Services		1.7%
Holding Companies - Diversified		0.4%
Home Builders		0.5%
Home Furnishings		0.4%
Household Products/Wares		0.9%
Insurance		3.7%
Internet		3.5%
Investment Companies		0.9%
Iron/Steel		0.2%
Leisure Time		0.6%
Lodging		0.3%
Machinery - Construction & Mining		0.5%
Machinery-Diversified		1.6%
Media		0.8%
Metal Fabricate/Hardware		1.0%
Mining		1.2%
Miscellaneous Manufacturing		2.0%
Office Furnishings		0.3%
Office/Business Equipment		0.1%
Oil & Gas		4.0%
Oil & Gas Services		1.4%
Packaging & Containers		0.3%
Pharmaceuticals		3.3%
REIT		5.4%
Real Estate		0.1%
Retail		5.3%
Savings & Loans		1.2%
Semiconductors		2.7%
Software		3.7%
Storage/Warehousing		0.1%
Telecommunications		3.4%
Toys/Games/Hobbies		0.5%
Transportation		2.0%
Trucking & Leasing		0.1%
Water		0.5%
Other***		3.0%

***	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Dow 30	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (72.3%)
3M Co. (Miscellaneous Manufacturing)	4,355	$344,698
Alcoa, Inc. (Mining)	4,355	157,041
American Express Co. (Diversified Financial Services)	4,355	190,401
American International Group, Inc. (Insurance)	4,355	188,354
AT&T, Inc. (Telecommunications)	4,355	166,796
Bank of America Corp. (Banks)	4,355	165,098
Boeing Co. (Aerospace/Defense)	4,355	323,881
Caterpillar, Inc. (Machinery - Construction & Mining)	4,355	340,953
ChevronTexaco Corp. (Oil & Gas)	4,355	371,743
Citigroup, Inc. (Diversified Financial Services)	4,355	93,284
Coca-Cola Co. (Beverages)	4,355	265,089
Du Pont (Chemicals)	4,355	203,640
Exxon Mobil Corp. (Oil & Gas)	4,355	368,346
General Electric Co. (Miscellaneous Manufacturing)	4,355	161,179
General Motors Corp. (Auto Manufacturers)	4,355	82,963
Hewlett-Packard Co. (Computers)	4,355	198,849
Home Depot, Inc. (Retail)	4,355	121,809
Intel Corp. (Semiconductors)	4,355	92,239
International Business Machines Corp. (Computers)	4,355	501,435
J.P. Morgan Chase & Co. (Diversified Financial Services)	4,355	187,047
Johnson & Johnson (Healthcare - Products)	4,355	282,509
McDonald’s Corp. (Retail)	4,355	242,878
Merck & Co., Inc. (Pharmaceuticals)	4,355	165,272
Microsoft Corp. (Software)	4,355	123,595
Pfizer, Inc. (Pharmaceuticals)	4,355	91,150
Procter & Gamble Co. (Cosmetics/Personal Care)	4,355	305,155
United Technologies Corp. (Aerospace/Defense)	4,355	299,711
Verizon Communications, Inc. (Telecommunications)	4,355	158,740
Wal-Mart Stores, Inc. (Retail)	4,355	229,421
Walt Disney Co. (Media)	4,355	136,660

TOTAL COMMON STOCKS
(Cost $6,561,156)		6,559,937

	Principal
	Amount

Repurchase Agreements (15.4%)
Bank of America, 2.00%, 4/1/08+, dated 3/31/08, with a repurchase price of $279,016 (Collateralized by $276,000 Federal Home Loan Mortgage Corp., 5.65%, 2/23/17, market value $285,753)	$279,000	279,000
Deutsche Bank, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $279,016 (Collateralized by $282,000 of various U.S. Government Agency Obligations, 1.84%*-2.88%, 5/14/08-4/30/10, market value $285,898)	279,000	279,000
HSBC, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $279,016 (Collateralized by $288,000 Federal Home Loan Mortgage Corp., 2.08%*, 9/22/08, market value $285,156)	279,000	279,000
Merrill Lynch, 1.95%, 4/1/08+, dated 3/31/08, with a repurchase price of $279,015 (Collateralized by $286,000 Federal National Mortgage Association, 1.84%*, 5/14/08, market value $285,366)	279,000	279,000
UBS, 2.15%, 4/1/08+, dated 3/31/08, with a repurchase price of $279,017 (Collateralized by $255,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $286,487)	279,000	279,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,395,000)		1,395,000

TOTAL INVESTMENT SECURITIES
(Cost $7,956,156)—87.7%		7,954,937
Net other assets (liabilities)—12.3%		1,119,605

NET ASSETS—100.0%		$9,074,542

*	Represents the effective yield or interest rate in effect at March 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini Dow Jones Futures Contract expiring June 2008 (Underlying notional amount at value $2,266,805)	37	$(27,448)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 4/28/08	$215,659	$(770)

ProFund VP Dow 30 invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Aerospace/Defense	6.9%
Auto Manufacturers	0.9%
Banks	1.8%
Beverages	2.9%
Chemicals	2.2%
Computers	7.7%
Cosmetics/Personal Care	3.4%

See accompanying notes to the Schedules of Portfolio Investments.

Diversified Financial Services	5.2%
Healthcare - Products	3.1%
Insurance	2.1%
Machinery - Construction & Mining	3.8%
Media	1.5%
Mining	1.7%
Miscellaneous Manufacturing	5.6%
Oil & Gas	8.2%
Pharmaceuticals	2.8%
Retail	6.5%
Semiconductors	1.0%
Software	1.4%
Telecommunications	3.6%
Other**	27.7%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (97.5%)
Activision, Inc.* (Software)	9,452	$258,134
Adobe Systems, Inc.* (Software)	19,460	692,581
Akamai Technologies, Inc.* (Internet)	5,838	164,398
Altera Corp. (Semiconductors)	15,568	286,918
Amazon.com, Inc.* (Internet)	10,008	713,570
Amgen, Inc.* (Biotechnology)	18,348	766,580
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	4,726	138,047
Apollo Group, Inc. - Class A* (Commercial Services)	6,116	264,211
Apple Computer, Inc.* (Computers)	44,202	6,342,987
Applied Materials, Inc. (Semiconductors)	25,298	493,564
Autodesk, Inc.* (Software)	8,618	271,295
Baidu.com, Inc. ADR* (Internet)	834	199,851
BEA Systems, Inc.* (Software)	13,900	266,185
Bed Bath & Beyond, Inc.* (Retail)	12,649	373,146
Biogen Idec, Inc.* (Biotechnology)	11,676	720,293
Broadcom Corp. - Class A* (Semiconductors)	15,429	297,317
C.H. Robinson Worldwide, Inc. (Transportation)	6,116	332,710
Cadence Design Systems, Inc.* (Computers)	10,564	112,824
Celgene Corp.* (Biotechnology)	14,456	886,008
Cephalon, Inc.* (Pharmaceuticals)	2,363	152,177
Check Point Software Technologies, Ltd. ADR* (Internet)	7,784	174,362
Cintas Corp. (Textiles)	6,672	190,419
Cisco Systems, Inc.* (Telecommunications)	76,867	1,851,726
Citrix Systems, Inc.* (Software)	7,923	232,382
Cognizant Technology Solutions Corp.* (Computers)	10,147	292,538
Comcast Corp. - Special Class A (Media)	51,847	1,002,721
Costco Wholesale Corp. (Retail)	8,201	532,819
Dell, Inc.* (Computers)	29,746	592,540
DENTSPLY International, Inc. (Healthcare - Products)	5,282	203,885
Discovery Holding Co. - Class A* (Media)	8,618	182,874
DISH Network Corp. - Class A* (Media)	7,784	223,634
eBay, Inc.* (Internet)	35,723	1,065,974
Electronic Arts, Inc.* (Software)	11,537	575,927
Expedia, Inc.* (Internet)	10,147	222,118
Expeditors International of Washington, Inc. (Transportation)	7,506	339,121
Express Scripts, Inc.* (Pharmaceuticals)	8,201	527,488
Fastenal Co. (Distribution/Wholesale)	5,143	236,218
Fiserv, Inc.* (Software)	7,367	354,279
Flextronics International, Ltd. ADR* (Electronics)	32,665	306,724
Focus Media Holding, Ltd. ADR* (Advertising)	3,892	136,804
Foster Wheeler, Ltd. ADR* (Engineering & Construction)	5,459	309,089
Garmin, Ltd. ADR (Electronics)	7,228	390,384
Genzyme Corp.* (Biotechnology)	12,093	901,412
Gilead Sciences, Inc.* (Pharmaceuticals)	32,943	1,697,553
Google, Inc. - Class A* (Internet)	5,143	2,265,337
Hansen Natural Corp.* (Beverages)	3,336	117,761
Henry Schein, Inc.* (Healthcare - Products)	3,197	183,508
Hologic, Inc.* (Healthcare - Products)	4,865	270,494
IAC/InterActiveCorp* (Internet)	10,425	216,423
Infosys Technologies, Ltd. ADR (Software)	4,031	144,189
Intel Corp. (Semiconductors)	73,114	1,548,555
Intuit, Inc.* (Software)	14,873	401,720
Intuitive Surgical, Inc.* (Healthcare - Products)	1,390	450,847
Joy Global, Inc. (Machinery - Construction & Mining)	3,892	253,603
Juniper Networks, Inc.* (Telecommunications)	12,371	309,275
KLA -Tencor Corp. (Semiconductors)	7,923	293,943
Lam Research Corp.* Semiconductors)	4,587	175,315
Lamar Advertising Co.* (Advertising)	2,780	99,885
Leap Wireless International, Inc.* (Telecommunications)	2,502	116,593
Level 3 Communications, Inc.* (Telecommunications)	54,349	115,220
Liberty Global, Inc. - Class A* (Media)	6,533	222,645
Liberty Media Holding Corp. - Interactive Series A* (Internet)	19,738	318,571
Linear Technology Corp. (Semiconductors)	10,703	328,475
Logitech International SA ADR* (Computers)	6,394	162,663
Marvell Technology Group, Ltd. ADR* (Semiconductors)	20,433	222,311
Microchip Technology, Inc. (Semiconductors)	5,699	186,528
Microsoft Corp. (Software)	115,509	3,278,145
Millicom International Cellular SA ADR* (Telecommunications)	3,753	354,846
Monster Worldwide, Inc.* (Internet)	4,587	111,051
NetApp, Inc.* (Computers)	12,927	259,186
NII Holdings, Inc. - Class B* (Telecommunications)	5,977	189,949
NVIDIA Corp.* (Semiconductors)	19,738	390,615
Oracle Corp.* (Software)	77,284	1,511,675
PACCAR, Inc. (Auto Manufacturers)	14,873	669,285
Patterson Cos., Inc.* (Healthcare - Products)	4,448	161,462
Paychex, Inc. (Commercial Services)	12,510	428,593
PetSmart, Inc. (Retail)	4,587	93,758
Qualcomm, Inc. (Telecommunications)	70,195	2,877,995
Research In Motion, Ltd. ADR* (Computers)	20,294	2,277,596
Ryanair Holdings PLC ADR* (Airlines)	4,170	117,928
SanDisk Corp.* (Computers)	7,367	166,273
Sears Holdings Corp.* (Retail)	5,004	510,858
Sigma-Aldrich Corp. (Chemicals)	4,448	265,323
Sirius Satellite Radio, Inc.* (Media)	57,685	164,979
Staples, Inc. (Retail)	16,958	374,941
Starbucks Corp.* (Retail)	36,418	637,315
Steel Dynamics, Inc. (Iron/Steel)	6,950	229,628
Stericycle, Inc.* (Environmental Control)	3,336	171,804

See accompanying notes to the Schedules of Portfolio Investments.

Sun Microsystems, Inc.* (Computers)	12,371	192,122
Symantec Corp.* (Internet)	31,970	531,341
Tellabs, Inc.* (Telecommunications)	8,340	45,453
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	22,379	1,033,686
UAL Corp. (Airlines)	4,031	86,788
VeriSign, Inc.* (Internet)	7,228	240,259
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,282	126,187
Virgin Media, Inc. (Telecommunications)	12,927	181,883
Whole Foods Market, Inc. (Food)	4,865	160,399
Wynn Resorts, Ltd. (Lodging)	4,448	447,647
Xilinx, Inc. (Semiconductors)	13,761	326,824
Yahoo!, Inc.* (Internet)	23,213	671,552

TOTAL COMMON STOCKS
(Cost $34,573,826)		53,966,994

	Principal
	Amount

Repurchase Agreements (1.9%)
Deutsche Bank, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $390,023 (Collateralized by $392,000 Federal Home Loan Mortgage Corp., 2.88%, 4/30/10, market value $397,925)	$390,000	390,000
HSBC, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $418,024 (Collateralized by $431,000 Federal Home Loan Mortgage Corp., 2.08%**, 9/22/08, market value $426,744)	418,000	418,000
UBS, 2.15%, 4/1/08, dated 3/31/08, with a repurchase price of $252,015 (Collateralized by $229,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $257,277)	252,000	252,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,060,000)		1,060,000

TOTAL INVESTMENT SECURITIES
(Cost $35,633,826)—99.4%		55,026,994
Net other assets (liabilities)—0.6%		304,447

NET ASSETS—100.0%		$55,331,441

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at March 31, 2008.
ADR	American Depositary Receipt

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring June 2008 (Underlying notional amount at value $1,428,600)	40	$17,093

ProFund VP NASDAQ-100 invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Advertising	0.4%
Airlines	0.4%
Auto Manufacturers	1.2%
Beverages	0.2%
Biotechnology	6.1%
Chemicals	0.5%
Commercial Services	1.3%
Computers	18.8%
Distribution/Wholesale	0.4%
Electronics	1.3%
Engineering & Construction	0.6%
Environmental Control	0.3%
Food	0.3%
Healthcare - Products	2.3%
Internet	12.5%
Iron/Steel	0.4%
Lodging	0.8%
Machinery - Construction & Mining	0.5%
Media	3.2%
Pharmaceuticals	6.5%
Retail	4.7%
Semiconductors	8.1%
Software	14.4%
Telecommunications	10.8%
Textiles	0.3%
Transportation	1.2%
Other***	2.5%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (99.9%)
3M Co. (Miscellaneous Manufacturing)	1,812	$143,420
Abbott Laboratories (Pharmaceuticals)	7,248	399,727
ACE, Ltd.ADR (Insurance)	3,020	166,281
Advanced Micro Devices, Inc.* (Semiconductors)	4,228	24,903
Aetna, Inc. (Healthcare - Services)	2,114	88,978
Affiliated Computer Services, Inc. - Class A* (Computers)	302	15,133
AFLAC, Inc. (Insurance)	1,510	98,075
Agilent Technologies, Inc.* (Electronics)	2,718	81,078
Air Products & Chemicals, Inc. (Chemicals)	1,208	111,136
Alcoa, Inc. (Mining)	7,852	283,143
Allegheny Energy, Inc. (Electric)	1,208	61,004
Allegheny Technologies, Inc. (Iron/Steel)	604	43,101
Allergan, Inc. (Pharmaceuticals)	906	51,089
Allied Waste Industries, Inc.* (Environmental Control)	2,718	29,382
Allstate Corp. (Insurance)	5,436	261,254
Altera Corp. (Semiconductors)	1,208	22,263
Altria Group, Inc. (Agriculture)	19,630	435,786
Ambac Financial Group, Inc. (Insurance)	906	5,210
Ameren Corp. (Electric)	1,812	79,800
American Capital Strategies, Ltd. (Investment Companies)	1,812	61,898
American Electric Power, Inc. (Electric)	3,624	150,867
American International Group, Inc. (Insurance)	12,382	535,521
American Tower Corp.* (Telecommunications)	2,718	106,573
Ameriprise Financial, Inc. (Diversified Financial Services)	2,114	109,611
AmerisourceBergen Corp. (Pharmaceuticals)	1,510	61,880
Anadarko Petroleum Corp. (Oil & Gas)	2,114	133,245
Analog Devices, Inc. (Semiconductors)	1,510	44,575
AON Corp. (Insurance)	1,510	60,702
Apartment Investment and Management Co. - Class A (REIT)	906	32,444
Applera Corp. - Applied Biosystems Group (Electronics)	604	19,847
Applied Materials, Inc. (Semiconductors)	8,456	164,977
Archer-Daniels-Midland Co. (Agriculture)	3,322	136,734
Ashland, Inc. (Chemicals)	604	28,569
Assurant, Inc. (Insurance)	906	55,139
AT&T, Inc. (Telecommunications)	56,474	2,162,954
Automatic Data Processing, Inc. (Software)	2,416	102,414
AutoNation, Inc.* (Retail)	1,208	18,084
Avalonbay Communities, Inc. (REIT)	604	58,298
Avery Dennison Corp. (Household Products/Wares)	906	44,621
Bank of America Corp. (Banks)	41,374	1,568,488
Bank of New York Mellon Corp. (Banks)	10,570	441,086
Baxter International, Inc. (Healthcare - Products)	2,416	139,693
BB&T Corp. (Banks)	5,134	164,596
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,208	12,672
Bemis Co., Inc. (Packaging & Containers)	906	23,040
Big Lots, Inc.* (Retail)	906	20,204
Boeing Co. (Aerospace/Defense)	3,926	291,977
Boston Properties, Inc. (REIT)	1,208	111,221
Boston Scientific Corp.* (Healthcare - Products)	5,134	66,075
Bristol-Myers Squibb Co. (Pharmaceuticals)	18,422	392,389
Broadcom Corp. - Class A* (Semiconductors)	2,416	46,556
Brown-Forman Corp. (Beverages)	302	19,998
Brunswick Corp. (Leisure Time)	906	14,469
Burlington Northern Santa Fe Corp. (Transportation)	1,510	139,252
CA, Inc. (Software)	2,416	54,360
Capital One Financial Corp. (Diversified Financial Services)	3,624	178,373
Cardinal Health, Inc. (Pharmaceuticals)	3,322	174,438
Carnival Corp. - Class AADR (Leisure Time)	3,926	158,924
CBS Corp. - Class B (Media)	6,342	140,031
CenterPoint Energy, Inc. (Electric)	3,020	43,095
Centex Corp. (Home Builders)	1,208	29,246
CenturyTel, Inc. (Telecommunications)	906	30,115
ChevronTexaco Corp. (Oil & Gas)	8,456	721,804
Chubb Corp. (Insurance)	3,624	179,316
Ciena Corp.* (Telecommunications)	906	27,932
CIGNA Corp. (Insurance)	1,208	49,009
Cincinnati Financial Corp. (Insurance)	1,510	57,440
Cintas Corp. (Textiles)	604	17,238
CIT Group, Inc. (Diversified Financial Services)	1,812	21,472
Citigroup, Inc. (Diversified Financial Services)	46,508	996,201
Citizens Communications Co. (Telecommunications)	3,020	31,680
Clear Channel Communications, Inc. (Media)	4,530	132,367
CMS Energy Corp. (Electric)	2,114	28,624
Coca-Cola Co. (Beverages)	7,852	477,951
Coca-Cola Enterprises, Inc. (Beverages)	2,718	65,776
Comcast Corp. - Special Class A (Media)	28,690	554,865
Comerica, Inc. (Banks)	1,510	52,971
Computer Sciences Corp.* (Computers)	1,510	61,593
Compuware Corp.* (Software)	1,510	11,083
ConAgra Foods, Inc. (Food)	4,530	108,494
Consolidated Edison, Inc. (Electric)	2,416	95,915
Constellation Brands, Inc.* (Beverages)	906	16,009

See accompanying notes to the Schedules of Portfolio Investments.

Convergys Corp.* (Commercial Services)	1,208	18,192
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	906	36,376
Corning, Inc. (Telecommunications)	10,872	261,363
Costco Wholesale Corp. (Retail)	2,114	137,347
Countrywide Credit Industries, Inc. (Diversified Financial Services)	5,436	29,898
Covidien, Ltd.ADR (Healthcare - Products)	4,530	200,452
CSX Corp. (Transportation)	3,926	220,131
CVS Corp. (Retail)	5,134	207,978
D.R. Horton, Inc. (Home Builders)	2,718	42,809
Dean Foods Co. (Food)	1,208	24,269
Deere & Co. (Machinery-Diversified)	1,510	121,464
Developers Diversified Realty Corp. (REIT)	1,208	50,591
Dillards, Inc. - Class A (Retail)	604	10,395
DIRECTV Group, Inc.* (Media)	3,926	97,326
Discover Financial Services (Diversified Financial Services)	2,114	34,606
Dominion Resources, Inc. (Electric)	5,436	222,006
Dover Corp. (Miscellaneous Manufacturing)	1,812	75,705
DTE Energy Co. (Electric)	1,510	58,724
Du Pont (Chemicals)	8,456	395,403
Duke Energy Corp. (Electric)	11,778	210,237
Dynegy, Inc. - Class A* (Electric)	4,530	35,742
E* TRADE Financial Corp.* (Diversified Financial Services)	3,926	15,154
Eastman Chemical Co. (Chemicals)	302	18,860
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,718	48,027
Eaton Corp. (Miscellaneous Manufacturing)	906	72,181
Edison International (Electric)	3,020	148,040
El Paso Corp. (Pipelines)	6,644	110,556
Electronic Data Systems Corp. (Computers)	4,832	80,453
Eli Lilly & Co. (Pharmaceuticals)	6,040	311,604
Embarq Corp. (Telecommunications)	1,510	60,551
EMC Corp.* (Computers)	10,268	147,243
Emerson Electric Co. (Electrical Components & Equipment)	3,926	202,032
Ensco International, Inc. (Oil & Gas)	604	37,822
Entergy Corp. (Electric)	1,812	197,653
Equity Residential Properties Trust (REIT)	2,416	100,240
Exelon Corp. (Electric)	6,040	490,871
Family Dollar Stores, Inc. (Retail)	604	11,778
Fannie Mae (Diversified Financial Services)	5,436	143,076
FedEx Corp. (Transportation)	1,208	111,945
Fidelity National Information Services, Inc. (Software)	604	23,037
Fifth Third Bancorp (Banks)	4,832	101,085
First Horizon National Corp. (Banks)	1,208	16,924
FirstEnergy Corp. (Electric)	2,718	186,509
Fluor Corp. (Engineering & Construction)	302	42,630
Ford Motor Co.* (Auto Manufacturers)	19,630	112,284
Fortune Brands, Inc. (Household Products/Wares)	604	41,978
FPL Group, Inc. (Electric)	3,926	246,317
Freddie Mac (Diversified Financial Services)	6,040	152,933
Gannett Co., Inc. (Media)	2,114	61,412
General Electric Co. (Miscellaneous Manufacturing)	94,224	3,487,230
General Growth Properties, Inc. (REIT)	2,416	92,219
General Mills, Inc. (Food)	1,812	108,503
General Motors Corp. (Auto Manufacturers)	5,134	97,803
Genuine Parts Co. (Distribution/Wholesale)	1,510	60,732
Genworth Financial, Inc. - Class A (Diversified Financial Services)	4,228	95,722
Goodrich Corp. (Aerospace/Defense)	604	34,736
Hartford Financial Services Group, Inc. (Insurance)	3,020	228,825
Hasbro, Inc. (Toys/Games/Hobbies)	1,510	42,129
HCP, Inc. (REIT)	1,812	61,264
Heinz (H.J.) Co. (Food)	3,020	141,849
Hercules, Inc. (Chemicals)	604	11,047
Hess Corp. (Oil & Gas)	1,208	106,521
Hewlett-Packard Co. (Computers)	12,684	579,151
Home Depot, Inc. (Retail)	7,852	219,620
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,530	255,583
Host Marriott Corp. (REIT)	4,832	76,925
Hudson City Bancorp, Inc. (Savings & Loans)	2,416	42,715
Humana, Inc.* (Healthcare - Services)	604	27,095
Huntington Bancshares, Inc. (Banks)	3,322	35,712
IAC/InterActiveCorp* (Internet)	1,812	37,617
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,812	87,393
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	1,510	67,316
Integrys Energy Group, Inc. (Electric)	604	28,171
Intel Corp. (Semiconductors)	23,556	498,916
International Business Machines Corp. (Computers)	3,624	417,267
International Flavors & Fragrances, Inc. (Chemicals)	302	13,303
International Paper Co. (Forest Products & Paper)	3,926	106,787
Interpublic Group of Cos., Inc.* (Advertising)	4,530	38,097
J.C. Penney Co., Inc. (Retail)	2,114	79,719
J.P. Morgan Chase & Co. (Diversified Financial Services)	31,408	1,348,974
Jabil Circuit, Inc. (Electronics)	1,812	17,142
Janus Capital Group, Inc. (Diversified Financial Services)	906	21,083
JDS Uniphase Corp.* (Telecommunications)	1,510	20,219
Johnson Controls, Inc. (Auto Parts & Equipment)	2,718	91,868
Jones Apparel Group, Inc. (Apparel)	906	12,159
Juniper Networks, Inc.* (Telecommunications)	2,416	60,400
KB Home (Home Builders)	604	14,937
KeyCorp (Banks)	3,624	79,547
Kimberly-Clark Corp. (Household Products/Wares)	2,114	136,459

See accompanying notes to the Schedules of Portfolio Investments.

Kimco Realty Corp. (REIT)	2,416	94,635
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,416	21,019
KLA -Tencor Corp. (Semiconductors)	906	33,613
Kraft Foods, Inc. (Food)	14,496	449,521
Kroger Co. (Food)	6,342	161,087
Legg Mason, Inc. (Diversified Financial Services)	604	33,812
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,510	23,028
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	4,832	181,876
Lennar Corp. - Class A (Home Builders)	1,208	22,722
Limited, Inc. (Retail)	3,020	51,642
Lincoln National Corp. (Insurance)	2,416	125,632
Linear Technology Corp. (Semiconductors)	906	27,805
Liz Claiborne, Inc. (Apparel)	906	16,444
Loews Corp. (Insurance)	4,228	170,050
LSI Logic Corp.* (Semiconductors)	6,644	32,888
M&T Bank Corp. (Banks)	604	48,610
Macy’s, Inc. (Retail)	3,926	90,534
Manitowoc Co. (Machinery- Diversified)	302	12,322
Marathon Oil Corp. (Oil & Gas)	2,718	123,941
Marriott International, Inc. - Class A (Lodging)	1,208	41,507
Marsh & McLennan Cos., Inc. (Insurance)	4,832	117,659
Marshall & Ilsley Corp. (Banks)	2,416	56,051
Masco Corp. (Building Materials)	3,322	65,875
Mattel, Inc. (Toys/Games/Hobbies)	3,322	66,108
MBIA, Inc. (Insurance)	1,208	14,762
McCormick & Co., Inc. (Food)	604	22,330
McDonald’s Corp. (Retail)	5,738	320,008
McKesson Corp. (Commercial Services)	2,718	142,342
MeadWestvaco Corp. (Forest Products & Paper)	1,812	49,323
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,020	132,246
Merck & Co., Inc. (Pharmaceuticals)	13,288	504,280
Merrill Lynch & Co., Inc. (Diversified Financial Services)	7,852	319,890
MetLife, Inc. (Insurance)	6,946	418,566
MGIC Investment Corp. (Insurance)	302	3,180
Microchip Technology, Inc. (Semiconductors)	2,114	69,191
Micron Technology, Inc. (Semiconductors)	6,946	41,468
Millipore Corp.* (Biotechnology)	302	20,358
Molex, Inc. (Electrical Components & Equipment)	1,208	27,977
Molson Coors Brewing Co. - Class B (Beverages)	1,208	63,505
Monsanto Co. (Agriculture)	2,416	269,384
Monster Worldwide, Inc.* (Internet)	906	21,934
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,966	455,446
Mylan Laboratories, Inc. (Pharmaceuticals)	906	10,510
Nabors Industries, Ltd.ADR* (Oil & Gas)	604	20,397
National City Corp. (Banks)	6,040	60,098
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,208	70,523
Newell Rubbermaid, Inc. (Housewares)	2,718	62,161
Newmont Mining Corp. (Mining)	2,114	95,764
News Corp. - Class A (Media)	11,174	209,512
Nicor, Inc. (Gas)	302	10,120
NiSource, Inc. (Electric)	2,416	41,652
Noble Corp.ADR (Oil & Gas)	906	45,001
Noble Energy, Inc. (Oil & Gas)	906	65,957
Nordstrom, Inc. (Retail)	604	19,690
Norfolk Southern Corp. (Transportation)	3,624	196,856
Northern Trust Corp. (Banks)	906	60,222
Northrop Grumman Corp. (Aerospace/Defense)	3,020	234,986
Novell, Inc.* (Software)	2,114	13,297
Novellus Systems, Inc.* (Semiconductors)	604	12,714
Occidental Petroleum Corp. (Oil & Gas)	3,020	220,973
Office Depot, Inc.* (Retail)	2,416	26,697
OfficeMax, Inc. (Retail)	604	11,561
PACCAR, Inc. (Auto Manufacturers)	1,208	54,360
Pall Corp. (Miscellaneous Manufacturing)	604	21,182
Parker Hannifin Corp. (Miscellaneous Manufacturing)	604	41,839
Paychex, Inc. (Commercial Services)	1,208	41,386
Peabody Energy Corp. (Coal)	1,208	61,608
Pepco Holdings, Inc. (Electric)	1,812	44,793
PerkinElmer, Inc. (Electronics)	906	21,971
Pfizer, Inc. (Pharmaceuticals)	63,722	1,333,701
PG&E Corp. (Electric)	3,322	122,316
Philip Morris International, Inc.* (Commercial Services)	12,382	626,282
Pinnacle West Capital Corp. (Electric)	906	31,782
Plum Creek Timber Co., Inc. (Forest Products & Paper)	906	36,874
PNC Financial Services Group (Banks)	3,322	217,824
PPG Industries, Inc. (Chemicals)	1,510	91,370
PPL Corp. (Electric)	3,322	152,546
Praxair, Inc. (Chemicals)	906	76,312
Precision Castparts Corp. (Metal Fabricate/Hardware)	604	61,656
Principal Financial Group, Inc. (Insurance)	1,510	84,137
Procter & Gamble Co. (Cosmetics/Personal Care)	9,362	655,995
Progress Energy, Inc. (Electric)	2,416	100,747
ProLogis (REIT)	1,510	88,879
Prudential Financial, Inc. (Insurance)	2,416	189,052
Public Service Enterprise Group, Inc. (Electric)	4,832	194,198
Public Storage, Inc. (REIT)	1,208	107,053
Pulte Homes, Inc. (Home Builders)	906	13,182
Qwest Communications International, Inc. (Telecommunications)	14,496	65,667

See accompanying notes to the Schedules of Portfolio Investments.

R.R. Donnelley & Sons Co. (Commercial Services)	2,114	64,075
RadioShack Corp. (Retail)	604	9,815
Range Resources Corp. (Oil & Gas)	604	38,324
Raytheon Co. (Aerospace/Defense)	3,926	253,659
Regions Financial Corp. (Banks)	6,342	125,255
Reynolds American, Inc. (Agriculture)	1,510	89,135
Robert Half International, Inc. (Commercial Services)	906	23,320
Rohm & Haas Co. (Chemicals)	1,208	65,329
Rowan Cos., Inc. (Oil & Gas)	906	37,309
Ryder System, Inc. (Transportation)	604	36,790
Safeway, Inc. (Food)	4,228	124,092
Sara Lee Corp. (Food)	6,644	92,883
Schering-Plough Corp. (Pharmaceuticals)	10,268	147,962
Sealed Air Corp. (Packaging & Containers)	1,510	38,128
Sempra Energy (Gas)	2,416	128,724
Sherwin-Williams Co. (Chemicals)	302	15,414
Simon Property Group, Inc. (REIT)	2,114	196,412
Snap-on, Inc. (Hand/Machine Tools)	604	30,713
Southern Co. (Electric)	6,946	247,347
Southwest Airlines Co. (Airlines)	6,946	86,130
Sovereign Bancorp, Inc. (Savings & Loans)	3,322	30,961
Spectra Energy Corp. (Pipelines)	6,040	137,410
Sprint Corp. (Telecommunications)	26,576	177,793
Staples, Inc. (Retail)	2,114	46,741
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	906	46,886
State Street Corp. (Banks)	1,812	143,148
Sun Microsystems, Inc.* (Computers)	7,852	121,942
SunTrust Banks, Inc. (Banks)	3,322	183,175
SuperValu, Inc. (Food)	2,114	63,378
Sysco Corp. (Food)	2,416	70,112
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,208	60,400
Target Corp. (Retail)	3,322	168,359
TECO Energy, Inc. (Electric)	2,114	33,718
Tellabs, Inc.* (Telecommunications)	4,228	23,043
Tenet Healthcare Corp.* (Healthcare - Services)	4,530	25,640
Teradata Corp.* (Computers)	906	19,986
Teradyne, Inc.* (Semiconductors)	1,510	18,754
Tesoro Petroleum Corp. (Oil & Gas)	604	18,120
Texas Instruments, Inc. (Semiconductors)	5,436	153,676
Textron, Inc. (Miscellaneous Manufacturing)	1,510	83,684
The Charles Schwab Corp. (Diversified Financial Services)	4,832	90,987
The Dow Chemical Co. (Chemicals)	8,758	322,732
The E.W. Scripps Co. - Class A (Media)	302	12,687
The Gap, Inc. (Retail)	1,812	35,660
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,208	199,791
The New York Times Co. - Class A (Media)	1,208	22,807
The Stanley Works (Hand/Machine Tools)	906	43,144
The Travelers Companies, Inc. (Insurance)	6,040	289,014
The Williams Cos., Inc. (Pipelines)	5,436	179,279
Thermo Electron Corp.* (Electronics)	2,114	120,160
Tiffany & Co. (Retail)	604	25,271
Time Warner, Inc. (Media)	33,824	474,212
Torchmark Corp. (Insurance)	302	18,153
Tyco Electronics, Ltd.ADR (Electronics)	4,530	155,470
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	4,530	199,546
Tyson Foods, Inc. - Class A (Food)	2,416	38,535
U.S. Bancorp (Banks)	16,006	517,954
Union Pacific Corp. (Transportation)	2,416	302,918
Unisys Corp.* (Computers)	3,322	14,716
United Parcel Service, Inc. - Class B (Transportation)	4,228	308,729
United Technologies Corp. (Aerospace/Defense)	3,322	228,620
UnumProvident Corp. (Insurance)	3,322	73,117
V. F. Corp. (Apparel)	906	70,224
VeriSign, Inc.* (Internet)	1,208	40,154
Verizon Communications, Inc. (Telecommunications)	26,878	979,703
Viacom, Inc. - Class B* (Media)	3,624	143,583
Vornado Realty Trust (REIT)	1,208	104,142
Vulcan Materials Co. (Building Materials)	604	40,106
W.W. Grainger, Inc. (Distribution/Wholesale)	302	23,070
Wachovia Corp. (Banks)	18,422	497,394
Wal-Mart Stores, Inc. (Retail)	9,362	493,190
Walgreen Co. (Retail)	3,020	115,032
Walt Disney Co. (Media)	10,268	322,210
Washington Mutual, Inc. (Savings & Loans)	8,154	83,986
Washington Post Co. - Class B (Media)	302	199,773
Waste Management, Inc. (Environmental Control)	4,832	162,162
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	604	17,709
Weatherford International, Ltd.ADR* (Oil & Gas Services)	1,208	87,544
WellPoint, Inc.* (Healthcare - Services)	2,718	119,945
Wells Fargo & Co. (Banks)	31,408	913,973
Wendy’s International, Inc. (Retail)	906	20,892
Weyerhaeuser Co. (Forest Products & Paper)	1,812	117,852
Whirlpool Corp. (Home Furnishings)	604	52,415
Whole Foods Market, Inc. (Food)	604	19,914
Windstream Corp. (Telecommunications)	4,530	54,134
Wyeth (Pharmaceuticals)	3,926	163,950
Wyndham Worldwide Corp. (Lodging)	1,510	31,227
Xcel Energy, Inc. (Electric)	3,926	78,324
Xerox Corp. (Office/Business Equipment)	2,718	40,688
Xilinx, Inc. (Semiconductors)	1,208	28,690
XL Capital, Ltd. - Class AADR (Insurance)	1,812	53,545
Zions Bancorp (Banks)	906	41,268

TOTAL COMMON STOCKS
(Cost $47,044,204)		52,482,735

See accompanying notes to the Schedules of Portfolio Investments.

	Principal
	Amount

Repurchase Agreements (1.2%)
Deutsche Bank, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $223,013 (Collateralized by $225,000 Federal Home Loan Mortgage Corp., 2.88%, 4/30/10, market value $228,401)	$223,000	223,000
HSBC, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $240,014 (Collateralized by $248,000 Federal Home Loan Mortgage Corp., 2.08%**, 9/22/08, market value $245,551)	240,000	240,000
UBS, 2.15%, 4/1/08, dated 3/31/08, with a repurchase price of $145,009 (Collateralized by $132,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $148,229)	145,000	145,000

TOTAL REPURCHASE AGREEMENTS
(Cost $608,000)		608,000

TOTAL INVESTMENT SECURITIES
(Cost $47,652,204)—101.1%		53,090,735
Net other assets (liabilities)—(1.1)%		(581,121)

NET ASSETS—100.0%		$52,509,614

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at March 31, 2008.
ADR	American Depositary Receipt

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Advertising	0.1%
Aerospace/Defense	2.0%
Agriculture	1.8%
Airlines	0.2%
Apparel	0.1%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	10.1%
Beverages	1.1%
Biotechnology	NM
Building Materials	0.2%
Chemicals	2.1%
Coal	0.1%
Commercial Services	1.7%
Computers	2.7%
Cosmetics/Personal Care	1.3%
Distribution/Wholesale	0.1%
Diversified Financial Services	8.6%
Electric	6.8%
Electrical Components & Equipment	0.5%
Electronics	0.7%
Engineering & Construction	0.1%
Environmental Control	0.4%
Food	2.6%
Forest Products & Paper	0.6%
Gas	0.2%
Hand/Machine Tools	0.2%
Healthcare - Products	0.8%
Healthcare - Services	0.6%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	6.0%
Internet	0.2%
Investment Companies	0.1%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.3%
Machinery-Diversified	0.2%
Media	4.6%
Metal Fabricate/Hardware	0.1%
Mining	0.7%
Miscellaneous Manufacturing	8.8%
Office/Business Equipment	0.1%
Oil & Gas	3.0%
Oil & Gas Services	0.3%
Packaging & Containers	0.1%
Pharmaceuticals	7.0%
Pipelines	0.8%
REIT	2.3%
Retail	4.0%
Savings & Loans	0.4%
Semiconductors	2.4%
Software	0.3%
Telecommunications	7.7%
Textiles	NM
Toys/Games/Hobbies	0.2%
Transportation	2.6%
Other***	0.1%

***	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (100.1%)
3M Co. (Miscellaneous Manufacturing)	5,863	$464,056
Abbott Laboratories (Pharmaceuticals)	9,020	497,453
Abercrombie & Fitch Co. - Class A (Retail)	902	65,972
Adobe Systems, Inc.* (Software)	6,765	240,766
Advanced Micro Devices, Inc.* (Semiconductors)	1,804	10,626
Aetna, Inc. (Healthcare - Services)	3,157	132,878
Affiliated Computer Services, Inc. - Class A* (Computers)	902	45,199
AFLAC, Inc. (Insurance)	3,608	234,340
Agilent Technologies, Inc.* (Electronics)	1,353	40,360
Air Products & Chemicals, Inc. (Chemicals)	902	82,984
Akamai Technologies, Inc.* (Internet)	1,804	50,801
Allegheny Energy, Inc. (Electric)	451	22,776
Allegheny Technologies, Inc. (Iron/Steel)	451	32,183
Allergan, Inc. (Pharmaceuticals)	2,255	127,159
Altera Corp. (Semiconductors)	2,255	41,560
Amazon.com, Inc.* (Internet)	3,608	257,250
American Express Co. (Diversified Financial Services)	13,530	591,532
American International Group, Inc. (Insurance)	13,981	604,678
American Tower Corp.* (Telecommunications)	1,353	53,051
Amgen, Inc.* (Biotechnology)	12,628	527,598
Anadarko Petroleum Corp. (Oil & Gas)	2,706	170,559
Analog Devices, Inc. (Semiconductors)	1,804	53,254
Anheuser-Busch Cos., Inc. (Beverages)	8,569	406,599
AON Corp. (Insurance)	1,353	54,391
Apache Corp. (Oil & Gas)	4,059	490,408
Apollo Group, Inc. - Class A* (Commercial Services)	1,804	77,933
Apple Computer, Inc.* (Computers)	10,373	1,488,525
Applera Corp. - Applied Biosystems Group (Electronics)	1,353	44,460
Applied Materials, Inc. (Semiconductors)	5,412	105,588
Archer-Daniels-Midland Co. (Agriculture)	3,157	129,942
Autodesk, Inc.* (Software)	2,706	85,185
Automatic Data Processing, Inc. (Software)	3,157	133,825
AutoZone, Inc.* (Retail)	451	51,337
Avon Products, Inc. (Cosmetics/Personal Care)	4,961	196,158
Baker Hughes, Inc. (Oil & Gas Services)	3,608	247,148
Ball Corp. (Packaging & Containers)	1,353	62,157
Bard (C.R.), Inc. (Healthcare - Products)	1,353	130,429
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	1,353	65,363
Baxter International, Inc. (Healthcare - Products)	4,510	260,768
Becton, Dickinson & Co. (Healthcare - Products)	2,706	232,310
Bed Bath & Beyond, Inc.* (Retail)	3,157	93,132
Best Buy Co., Inc. (Retail)	4,059	168,286
Biogen Idec, Inc.* (Biotechnology)	3,608	222,578
BJ Services Co. (Oil & Gas Services)	3,608	102,864
Black & Decker Corp. (Hand/Machine Tools)	902	59,622
BMC Software, Inc.* (Software)	2,255	73,333
Boeing Co. (Aerospace/Defense)	4,059	301,868
Boston Scientific Corp.* (Healthcare - Products)	9,020	116,087
Broadcom Corp. - Class A* (Semiconductors)	2,255	43,454
Brown-Forman Corp. (Beverages)	451	29,865
Burlington Northern Santa Fe Corp. (Transportation)	1,804	166,365
C.H. Robinson Worldwide, Inc. (Transportation)	1,804	98,138
CA, Inc. (Software)	1,804	40,590
Cameron International Corp.* (Oil & Gas Services)	2,706	112,678
Campbell Soup Co. (Food)	2,706	91,869
Caterpillar, Inc. (Machinery - Construction & Mining)	7,216	564,941
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	2,255	48,798
Celgene Corp.* (Biotechnology)	4,510	276,418
Chesapeake Energy Corp. (Oil & Gas)	5,412	249,764
ChevronTexaco Corp. (Oil & Gas)	13,981	1,193,418
CIGNA Corp. (Insurance)	1,804	73,188
Cintas Corp. (Textiles)	902	25,743
Cisco Systems Inc. (Telecommunications)	70,807	1,705,741
Citrix Systems, Inc.* (Software)	2,255	66,139
Clorox Co. (Household Products/Wares)	1,804	102,179
CME Group, Inc. (Diversified Financial Services)	451	211,564
Coach, Inc.* (Apparel)	4,510	135,977
Coca-Cola Co. (Beverages)	13,530	823,571
Cognizant Technology Solutions Corp.* (Computers)	3,608	104,019
Colgate-Palmolive Co. (Cosmetics/Personal Care)	5,863	456,786
Compuware Corp.* (Software)	1,804	13,241
ConocoPhillips (Oil & Gas)	18,491	1,409,199
CONSOL Energy, Inc. (Coal)	2,255	156,023
Constellation Brands, Inc.* (Beverages)	902	15,938
Constellation Energy Group, Inc. (Electric)	2,255	199,049
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	902	36,215
Corning, Inc. (Telecommunications)	4,961	119,262
Costco Wholesale Corp. (Retail)	2,255	146,507
Coventry Health Care, Inc.* (Healthcare - Services)	1,804	72,791
Cummins, Inc. (Machinery- Diversified)	2,706	126,695
CVS Corp. (Retail)	10,824	438,480
Danaher Corp. (Miscellaneous Manufacturing)	3,157	240,027

See accompanying notes to the Schedules of Portfolio Investments.

Darden Restaurants, Inc. (Retail)	1,804	58,720
Deere & Co. (Machinery-Diversified)	3,157	253,949
Dell, Inc.* (Computers)	26,158	521,067
Devon Energy Corp. (Oil & Gas)	5,412	564,634
DIRECTV Group, Inc.* (Media)	3,157	78,262
Discover Financial Services (Diversified Financial Services)	3,157	51,680
Eastman Chemical Co. (Chemicals)	451	28,165
Eaton Corp. (Miscellaneous Manufacturing)	902	71,862
eBay, Inc.* (Internet)	13,079	390,277
Ecolab, Inc. (Chemicals)	2,255	97,935
Electronic Arts, Inc.* (Software)	3,608	180,111
Eli Lilly & Co. (Pharmaceuticals)	4,059	209,404
EMC Corp.* (Computers)	11,275	161,684
Emerson Electric Co. (Electrical Components & Equipment)	4,510	232,085
Ensco International, Inc. (Oil & Gas)	902	56,483
EOG Resources, Inc. (Oil & Gas)	2,706	324,720
Equifax, Inc. (Commercial Services)	1,353	46,651
Expedia, Inc.* (Internet)	2,255	49,362
Expeditors International of Washington, Inc. (Transportation)	2,706	122,257
Express Scripts, Inc.* (Pharmaceuticals)	3,157	203,058
Exxon Mobil Corp. (Oil & Gas)	63,591	5,378,527
Family Dollar Stores, Inc. (Retail)	902	17,589
Fannie Mae (Diversified Financial Services)	4,961	130,574
Federated Investors, Inc. - Class B (Diversified Financial Services)	902	35,322
FedEx Corp. (Transportation)	2,255	208,971
Fidelity National Information Services, Inc. (Software)	902	34,402
Fiserv, Inc.* (Software)	1,804	86,754
Fluor Corp. (Engineering & Construction)	451	63,663
Forest Laboratories, Inc.* (Pharmaceuticals)	3,608	144,356
Fortune Brands, Inc. (Household Products/Wares)	902	62,689
Franklin Resources, Inc. (Diversified Financial Services)	1,804	174,970
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	4,510	433,952
GameStop Corp. - Class A* (Retail)	1,804	93,285
General Dynamics Corp. (Aerospace/Defense)	4,510	375,999
General Mills, Inc. (Food)	1,804	108,024
Genzyme Corp.* (Biotechnology)	3,157	235,323
Gilead Sciences, Inc.* (Pharmaceuticals)	10,824	557,761
Goodrich Corp. (Aerospace/Defense)	451	25,937
Google, Inc. - Class A* (Internet)	2,706	1,191,912
H & R Block, Inc. (Commercial Services)	3,608	74,902
Halliburton Co. (Oil & Gas Services)	10,373	407,970
Harley-Davidson, Inc. (Leisure Time)	2,706	101,475
Harman International Industries, Inc. (Home Furnishings)	902	39,273
Hercules, Inc. (Chemicals)	451	8,249
Hess Corp. (Oil & Gas)	1,804	159,077
Hewlett-Packard Co. (Computers)	13,981	638,372
Home Depot, Inc. (Retail)	9,922	277,518
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,157	178,118
Hospira, Inc.* (Pharmaceuticals)	1,804	77,157
Hudson City Bancorp, Inc. (Savings & Loans)	3,157	55,816
Humana, Inc.* (Healthcare - Services)	1,353	60,696
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,706	130,510
IMS Health, Inc. (Software)	2,255	47,378
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	1,353	60,317
Intel Corp. (Semiconductors)	38,786	821,487
IntercontinentalExchange, Inc.* (Diversified Financial Services)	902	117,711
International Business Machines Corp. (Computers)	11,275	1,298,203
International Flavors & Fragrances, Inc. (Chemicals)	451	19,867
International Game Technology (Entertainment)	3,608	145,078
Intuit, Inc.* (Software)	4,059	109,634
ITT Industries, Inc. (Miscellaneous Manufacturing)	2,255	116,832
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,353	99,567
Janus Capital Group, Inc. (Diversified Financial Services)	902	20,990
JDS Uniphase Corp.* (Telecommunications)	451	6,039
Johnson & Johnson (Healthcare - Products)	33,374	2,164,971
Johnson Controls, Inc. (Auto Parts & Equipment)	3,608	121,950
Juniper Networks, Inc.* (Telecommunications)	3,157	78,925
Kellogg Co. (Food)	3,157	165,932
Kimberly-Clark Corp. (Household Products/Wares)	2,255	145,560
KLA - Tencor Corp. (Semiconductors)	902	33,464
Kohls Corp.* (Retail)	3,608	154,747
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,353	147,937
Laboratory Corp. of America Holdings* (Healthcare - Services)	1,353	99,689
Legg Mason, Inc. (Diversified Financial Services)	902	50,494
Leucadia National Corp. (Holding Companies - Diversified)	1,804	81,577
Lexmark International, Inc. - Class A* (Computers)	902	27,709
Linear Technology Corp. (Semiconductors)	1,353	41,524
Lockheed Martin Corp. (Aerospace/Defense)	4,059	403,059
Lowe’s Cos., Inc. (Retail)	17,138	393,146
Manitowoc Co. (Machinery-Diversified)	902	36,802
Marathon Oil Corp. (Oil & Gas)	4,961	226,222
Marriott International, Inc. - Class A (Lodging)	2,255	77,482
McCormick & Co., Inc. (Food)	902	33,347
McDonald’s Corp. (Retail)	6,765	377,284
McGraw-Hill Cos., Inc. (Media)	4,059	149,980

See accompanying notes to the Schedules of Portfolio Investments.

Medco Health Solutions, Inc.* (Pharmaceuticals)	2,706	118,496
Medtronic, Inc. (Healthcare - Products)	13,079	632,631
MEMC Electronic Materials, Inc.* (Semiconductors)	2,706	191,855
Merck & Co., Inc. (Pharmaceuticals)	8,569	325,194
Meredith Corp. (Media)	451	17,251
MGIC Investment Corp. (Insurance)	451	4,749
Microsoft Corp. (Software)	93,808	2,662,271
Millipore Corp.* (Biotechnology)	451	30,402
Monsanto Co. (Agriculture)	3,157	352,005
Monster Worldwide, Inc.* (Internet)	451	10,919
Moody’s Corp. (Commercial Services)	2,706	94,250
Motorola, Inc. (Telecommunications)	26,609	247,464
Murphy Oil Corp. (Oil & Gas)	2,255	185,226
Mylan Laboratories, Inc. (Pharmaceuticals)	2,255	26,158
Nabors Industries, Ltd.ADR* (Oil & Gas)	2,255	76,151
National Semiconductor Corp. (Semiconductors)	2,706	49,574
National-Oilwell Varco, Inc.* (Oil & Gas Services)	2,706	157,976
NetApp, Inc.* (Computers)	4,059	81,383
Newmont Mining Corp. (Mining)	2,706	122,582
News Corp. - Class A (Media)	13,079	245,231
NIKE, Inc. - Class B (Apparel)	4,510	306,680
Noble Corp.ADR (Oil & Gas)	1,804	89,605
Noble Energy, Inc. (Oil & Gas)	902	65,666
Nordstrom, Inc. (Retail)	1,353	44,108
Northern Trust Corp. (Banks)	902	59,956
Novell, Inc.* (Software)	1,353	8,510
Novellus Systems, Inc.* (Semiconductors)	451	9,494
Nucor Corp. (Iron/Steel)	3,157	213,855
NVIDIA Corp.* (Semiconductors)	6,314	124,954
NYSE Euronext (Diversified Financial Services)	3,157	194,818
Occidental Petroleum Corp. (Oil & Gas)	5,863	428,996
Omnicom Group, Inc. (Advertising)	3,608	159,401
Oracle Corp.* (Software)	46,002	899,799
PACCAR, Inc. (Auto Manufacturers)	2,706	121,770
Pactiv Corp.* (Packaging & Containers)	1,353	35,462
Pall Corp. (Miscellaneous Manufacturing)	902	31,633
Parker Hannifin Corp. (Miscellaneous Manufacturing)	902	62,482
Patterson Cos., Inc.* (Healthcare - Products)	1,804	65,485
Paychex, Inc. (Commercial Services)	2,706	92,708
Peabody Energy Corp. (Coal)	1,353	69,003
PepsiCo, Inc. (Beverages)	18,942	1,367,612
PerkinElmer, Inc. (Electronics)	451	10,937
Philip Morris International, Inc.* (Commercial Services)	8,569	433,420
Pitney Bowes, Inc. (Office/Business Equipment)	2,706	94,764
Plum Creek Timber Co., Inc. (Forest Products & Paper)	902	36,711
Polo Ralph Lauren Corp. (Apparel)	902	52,578
Praxair, Inc. (Chemicals)	2,706	227,926
Precision Castparts Corp. (Metal Fabricate/Hardware)	902	92,076
Principal Financial Group, Inc. (Insurance)	1,353	75,389
Procter & Gamble Co. (Cosmetics/Personal Care)	24,805	1,738,086
Progressive Corp. (Insurance)	8,118	130,456
ProLogis (REIT)	1,353	79,638
Prudential Financial, Inc. (Insurance)	2,255	176,454
Pulte Homes, Inc. (Home Builders)	1,353	19,686
QLogic Corp.* (Semiconductors)	1,804	27,691
Qualcomm, Inc. (Telecommunications)	18,942	776,622
Quest Diagnostics, Inc. (Healthcare - Services)	1,804	81,667
Questar Corp. (Pipelines)	1,804	102,034
RadioShack Corp. (Retail)	902	14,658
Range Resources Corp. (Oil & Gas)	1,353	85,848
Robert Half International, Inc. (Commercial Services)	902	23,217
Rockwell Collins, Inc. (Aerospace/Defense)	1,804	103,099
Rockwell International Corp. (Machinery-Diversified)	1,804	103,586
SAFECO Corp. (Insurance)	902	39,580
SanDisk Corp.* (Computers)	2,706	61,074
Schering-Plough Corp. (Pharmaceuticals)	6,314	90,985
Schlumberger, Ltd.ADR (Oil & Gas Services)	13,981	1,216,347
Sears Holdings Corp.* (Retail)	902	92,085
Sherwin-Williams Co. (Chemicals)	902	46,038
Sigma-Aldrich Corp. (Chemicals)	1,353	80,706
SLM Corp.* (Diversified Financial Services)	4,961	76,151
Smith International, Inc. (Oil & Gas Services)	2,255	144,839
St. Jude Medical, Inc.* (Healthcare - Products)	4,059	175,308
Staples, Inc. (Retail)	5,412	119,659
Starbucks Corp.* (Retail)	8,569	149,958
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	902	46,679
State Street Corp. (Banks)	2,255	178,145
Stryker Corp. (Healthcare - Products)	2,706	176,025
Sunoco, Inc. (Oil & Gas)	1,353	70,992
Symantec Corp.* (Internet)	9,922	164,904
Sysco Corp. (Food)	4,059	117,792
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,804	90,200
Target Corp. (Retail)	5,412	274,280
Teradata Corp.* (Computers)	902	19,898
Terex Corp.* (Machinery - Construction & Mining)	1,353	84,563
Tesoro Petroleum Corp. (Oil & Gas)	902	27,060
Texas Instruments, Inc. (Semiconductors)	9,471	267,745
Textron, Inc. (Miscellaneous Manufacturing)	1,353	74,983
The AES Corp.* (Electric)	7,667	127,809
The Charles Schwab Corp. (Diversified Financial Services)	4,510	84,923

See accompanying notes to the Schedules of Portfolio Investments.

The E.W. Scripps Co. - Class A (Media)	451	18,947
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,353	62,035
The Gap, Inc. (Retail)	3,157	62,130
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,157	522,136
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,706	69,815
The Hershey Co. (Food)	1,804	67,957
The Pepsi Bottling Group, Inc. (Beverages)	1,804	61,174
Thermo Electron Corp.* (Electronics)	2,255	128,174
Tiffany & Co. (Retail)	902	37,740
Titanium Metals Corp. (Mining)	902	13,575
TJX Cos., Inc. (Retail)	4,961	164,060
Torchmark Corp. (Insurance)	451	27,110
Total System Services, Inc. (Software)	2,255	53,353
Trane, Inc. (Building Materials)	1,804	82,804
Transocean, Inc.ADR* (Oil & Gas)	3,608	487,802
United Parcel Service, Inc. - Class B (Transportation)	7,216	526,912
United States Steel Corp. (Iron/Steel)	1,353	171,655
United Technologies Corp. (Aerospace/Defense)	7,667	527,643
UnitedHealth Group, Inc. (Healthcare - Services)	14,883	511,380
UST, Inc. (Agriculture)	1,804	98,354
Valero Energy Corp. (Oil & Gas)	6,314	310,081
Varian Medical Systems, Inc.* (Healthcare - Products)	1,353	63,375
VeriSign, Inc.* (Internet)	1,353	44,974
Viacom, Inc. - Class B* (Media)	3,157	125,080
Vulcan Materials Co. (Building Materials)	451	29,946
W.W. Grainger, Inc. (Distribution/Wholesale)	451	34,452
Wal-Mart Stores, Inc. (Retail)	15,785	831,554
Walgreen Co. (Retail)	7,667	292,036
Walt Disney Co. (Media)	9,471	297,200
Washington Post Co. - Class B (Media)	451	298,336
Waters Corp.* (Electronics)	1,353	75,362
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	451	13,223
Weatherford International, Ltd.ADR* (Oil & Gas Services)	2,255	163,420
WellPoint, Inc.* (Healthcare - Services)	3,157	139,318
Western Union Co. (Commercial Services)	8,569	182,263
Whole Foods Market, Inc. (Food)	902	29,739
Wrigley (WM.) Jr. Co. (Food)	2,706	170,045
Wyeth (Pharmaceuticals)	10,824	452,010
Xerox Corp. (Office/Business Equipment)	7,216	108,024
Xilinx, Inc. (Semiconductors)	1,804	42,845
XTO Energy, Inc. (Oil & Gas)	5,863	362,685
Yahoo!, Inc.* (Internet)	15,785	456,660
YUM! Brands, Inc. (Retail)	5,863	218,162
Zimmer Holdings, Inc.* (Healthcare - Products)	2,706	210,689

TOTAL COMMON STOCKS
(Cost $62,600,518)		69,803,647

TOTAL INVESTMENT SECURITIES
(Cost $62,600,518)—100.1%		69,803,647
Net other assets (liabilities)—(0.1)%		(68,284)

NET ASSETS—100.0%		$69,735,363

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Advertising	0.2%
Aerospace/Defense	2.6%
Agriculture	0.8%
Apparel	0.7%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.3%
Banks	0.4%
Beverages	3.9%
Biotechnology	1.8%
Building Materials	0.1%
Chemicals	0.7%
Coal	0.3%
Commercial Services	1.4%
Computers	6.3%
Cosmetics/Personal Care	3.6%
Distribution/Wholesale	0.1%
Diversified Financial Services	3.6%
Electric	0.5%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	0.2%
Food	1.0%
Forest Products & Paper	0.1%
Hand/Machine Tools	0.1%
Healthcare - Products	6.2%
Healthcare - Services	1.5%
Holding Companies - Diversified	0.1%
Home Builders	NM
Home Furnishings	0.1%
Household Products/Wares	0.4%
Insurance	2.1%

See accompanying notes to the Schedules of Portfolio Investments.

Internet	3.9%
Iron/Steel	0.5%
Leisure Time	0.1%
Lodging	0.2%
Machinery - Construction & Mining	0.9%
Machinery-Diversified	0.9%
Media	1.7%
Metal Fabricate/Hardware	0.1%
Mining	0.8%
Miscellaneous Manufacturing	2.2%
Office/Business Equipment	0.3%
Oil & Gas	17.6%
Oil & Gas Services	3.6%
Packaging & Containers	0.2%
Pharmaceuticals	4.2%
Pipelines	0.1%
REIT	0.1%
Real Estate	0.1%
Retail	6.5%
Savings & Loans	0.1%
Semiconductors	2.9%
Software	6.9%
Telecommunications	4.3%
Textiles	NM
Transportation	1.6%
Other**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (100.0%)
3Com Corp.*(^) (Telecommunications)	35,070	$80,310
99 Cents Only Stores*(^) (Retail)	4,008	39,639
Activision, Inc.* (Software)	10,688	291,889
Acxiom Corp. (Software)	6,346	75,327
ADC Telecommunications, Inc.* (Telecommunications)	10,354	125,076
ADTRAN, Inc. (Telecommunications)	3,006	55,611
Advanced Medical Optics, Inc.* (Healthcare - Products)	4,008	81,362
Advent Software, Inc.* (Software)	1,002	42,705
AGCO Corp.* (Machinery- Diversified)	3,674	219,999
AGL Resources, Inc. (Gas)	6,680	229,258
Airgas, Inc. (Chemicals)	3,006	136,683
AirTran Holdings, Inc.* (Airlines)	4,676	30,862
Alaska Air Group, Inc.* (Airlines)	3,674	72,084
Albemarle Corp. (Chemicals)	2,672	97,581
Alberto-Culver Co. (Cosmetics/Personal Care)	4,342	119,014
Alexander & Baldwin, Inc. (Transportation)	3,674	158,276
Alexandria Real Estate Equities, Inc. (REIT)	2,672	247,748
Alliant Energy Corp. (Electric)	9,686	339,107
AMB Property Corp. (REIT)	8,684	472,583
American Financial Group, Inc. (Insurance)	6,346	162,204
American Greetings Corp. - Class A (Household Products/Wares)	2,004	37,174
AmeriCredit Corp.* (Diversified Financial Services)	10,020	100,901
Ametek, Inc. (Electrical Components & Equipment)	3,340	146,659
AnnTaylor Stores Corp.* (Retail)	2,672	64,609
Apollo Investment Corp. (Investment Companies)	10,354	163,904
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,672	104,021
Aqua America, Inc. (Water)	7,014	131,723
Aquila, Inc.* (Electric)	33,400	107,214
Arch Coal, Inc. (Coal)	7,014	305,109
Arrow Electronics, Inc.* (Electronics)	11,022	370,890
Arthur J. Gallagher & Co. (Insurance)	8,350	197,227
ArvinMeritor, Inc. (Auto Parts & Equipment)	6,346	79,388
Associated Banc-Corp (Banks)	11,356	302,410
Astoria Financial Corp. (Savings & Loans)	7,348	199,572
Atmel Corp.* (Semiconductors)	39,746	138,316
Avis Budget Group, Inc.* (Commercial Services)	9,352	99,318
Avnet, Inc.* (Electronics)	6,680	218,636
Avocent Corp.* (Internet)	2,338	39,512
Bank of Hawaii Corp. (Banks)	4,342	215,190
Barnes & Noble, Inc. (Retail)	4,342	133,082
BE Aerospace, Inc.* (Aerospace/Defense)	6,012	210,119
Beckman Coulter, Inc. (Healthcare - Products)	2,338	150,918
Belo Corp. - Class A (Media)	8,016	84,729
Bill Barrett Corp.* (Oil & Gas)	2,338	110,471
BJ’s Wholesale Club, Inc.* (Retail)	3,006	107,284
Black Hills Corp. (Electric)	3,340	119,505
Blyth, Inc. (Household Products/Wares)	2,004	39,519
Bob Evans Farms, Inc. (Retail)	3,006	82,936
Borders Group, Inc. (Retail)	5,344	31,369
BorgWarner, Inc. (Auto Parts & Equipment)	4,342	186,836
Boyd Gaming Corp. (Lodging)	5,010	100,200
BRE Properties, Inc. - Class A (REIT)	4,342	197,822
Brinker International, Inc. (Retail)	3,674	68,153
Broadridge Financial Solutions, Inc. (Software)	6,012	105,811
Cabot Corp. (Chemicals)	5,678	158,984
Cadence Design Systems, Inc.* (Computers)	16,366	174,789
Callaway Golf Co. (Leisure Time)	6,012	88,256
Camden Property Trust (REIT)	5,010	251,502
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	3,340	111,690
Carmax, Inc.* (Retail)	11,690	227,020
Carpenter Technology Corp. (Iron/Steel)	1,670	93,470
Cathay Bancorp, Inc. (Banks)	2,338	48,467
CBRL Group, Inc. (Retail)	1,002	35,842
Cephalon, Inc.* (Pharmaceuticals)	2,338	150,567
Charming Shoppes, Inc.* (Retail)	10,354	50,010
Chemtura Corp. (Chemicals)	21,376	156,900
ChoicePoint, Inc.* (Commercial Services)	2,338	111,289
Cincinnati Bell, Inc.* (Telecommunications)	22,044	93,907
City National Corp. (Banks)	3,674	181,716
Coldwater Creek, Inc.* (Retail)	2,338	11,807
Collective Brands, Inc.* (Retail)	5,678	68,817
Commscope, Inc.* (Telecommunications)	3,340	116,332
Con-way, Inc. (Transportation)	4,008	198,316
Corn Products International, Inc. (Food)	6,680	248,095
Corrections Corp. of America* (Commercial Services)	5,010	137,875
Cousins Properties, Inc. (REIT)	3,340	82,531
Crane Co. (Miscellaneous Manufacturing)	2,672	107,815
CSG Systems International, Inc.* (Software)	2,004	22,785
Cullen/Frost Bankers, Inc. (Banks)	5,344	283,446
Cypress Semiconductor Corp.* (Semiconductors)	10,020	236,572
Cytec Industries, Inc. (Chemicals)	2,004	107,915
Deluxe Corp. (Commercial Services)	2,672	51,329
DENTSPLY International, Inc. (Healthcare - Products)	4,676	180,494
DeVry, Inc. (Commercial Services)	2,338	97,822
Dick’s Sporting Goods, Inc.* (Retail)	2,672	71,556
Diebold, Inc. (Computers)	5,678	213,209
DPL, Inc. (Electric)	10,020	256,913
DRS Technologies, Inc. (Aerospace/Defense)	2,338	136,259
Duke-Weeks Realty Corp. (REIT)	13,026	297,123
Dycom Industries, Inc.* (Engineering & Construction)	2,004	24,068
Edwards Lifesciences Corp.* (Healthcare - Products)	2,004	89,278

See accompanying notes to the Schedules of Portfolio Investments.

Energen Corp. (Gas)	2,338	145,657
Energy East Corp. (Electric)	14,028	338,355
Entercom Communications Corp. (Media)	2,338	23,216
Equitable Resources, Inc. (Pipelines)	5,010	295,089
Equity One, Inc. (REIT)	3,340	80,060
Everest Re Group, Ltd.ADR (Insurance)	5,678	508,351
Exterran Holdings, Inc.* (Oil & Gas Services)	3,674	237,120
Fairchild Semiconductor International, Inc.* (Semiconductors)	11,022	131,382
Federal Realty Investment Trust (REIT)	5,010	390,529
Federal Signal Corp. (Miscellaneous Manufacturing)	4,342	60,614
Ferro Corp. (Chemicals)	4,008	59,559
Fidelity National Title Group, Inc. - Class A (Insurance)	19,038	348,967
First American Financial Corp. (Insurance)	8,016	272,063
First Community Bancorp (Banks)	2,338	62,775
First Niagara Financial Group, Inc. (Savings & Loans)	9,352	127,094
FirstMerit Corp. (Banks)	7,014	144,909
Flowserve Corp. (Machinery- Diversified)	2,672	278,903
FMC Corp. (Chemicals)	3,340	185,337
Foot Locker, Inc. (Retail)	13,694	161,178
Forest Oil Corp.* (Oil & Gas)	7,682	376,111
Foundry Networks, Inc.* (Telecommunications)	7,348	85,090
Furniture Brands International, Inc. (Home Furnishings)	4,342	50,801
GATX Corp. (Trucking & Leasing)	4,342	169,642
Gentex Corp. (Electronics)	5,678	97,378
Granite Construction, Inc. (Engineering & Construction)	1,670	54,626
Great Plains Energy, Inc. (Electric)	7,682	189,361
Hanesbrands, Inc.* (Apparel)	4,008	117,034
Hanover Insurance Group, Inc. (Insurance)	4,676	192,371
Harsco Corp. (Miscellaneous Manufacturing)	4,342	240,460
Harte-Hanks, Inc. (Advertising)	2,004	27,395
Hawaiian Electric Industries, Inc. (Electric)	7,348	175,397
HCC Insurance Holdings, Inc. (Insurance)	3,340	75,785
Health Care REIT, Inc. (REIT)	7,682	346,689
Health Management Associates, Inc. - Class A* (Healthcare - Services)	21,376	113,079
Health Net, Inc.* (Healthcare - Services)	4,342	133,734
Helmerich & Payne, Inc. (Oil & Gas)	5,678	266,128
Herman Miller, Inc. (Office Furnishings)	1,670	41,032
Highwoods Properties, Inc. (REIT)	5,010	155,661
Hill-Rom Holdings, Inc.(a) (Healthcare - Products)	3,340	86,807
HNI Corp. (Office Furnishings)	2,338	62,869
Horace Mann Educators Corp. (Insurance)	4,008	70,060
Hormel Foods Corp. (Food)	3,340	139,144
Hospitality Properties Trust (REIT)	8,350	284,067
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	1,336	14,162
Hubbell, Inc. - Class B (Electrical Components & Equipment)	3,340	145,925
IDACORP, Inc. (Electric)	4,008	128,697
IDEX Corp. (Machinery-Diversified)	4,008	123,006
Imation Corp. (Computers)	3,006	68,356
IndyMac Bancorp, Inc. (Diversified Financial Services)	7,014	34,789
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	13,026	206,202
Integrated Device Technology, Inc.* (Semiconductors)	16,700	149,131
International Rectifier Corp.* (Semiconductors)	6,346	136,439
International Speedway Corp. (Entertainment)	1,002	41,282
Intersil Corp. - Class A (Semiconductors)	11,690	300,082
J.B. Hunt Transport Services, Inc. (Transportation)	2,672	83,981
Jack Henry & Associates, Inc. (Computers)	2,672	65,918
Jefferies Group, Inc. (Diversified Financial Services)	5,010	80,811
JetBlue Airways Corp.* (Airlines)	16,032	92,986
JM Smucker Co. (Food)	5,010	253,556
Kansas City Southern Industries, Inc.* (Transportation)	3,674	147,364
KBR, Inc. (Engineering & Construction)	9,686	268,593
Kelly Services, Inc. - Class A (Commercial Services)	2,004	41,202
KEMET Corp.* (Electronics)	7,348	29,686
Kennametal, Inc. (Hand/Machine Tools)	4,008	117,955
Kindred Healthcare, Inc.* (Healthcare - Services)	2,672	58,437
Lam Research Corp.* (Semiconductors)	6,012	229,779
Lamar Advertising Co.* (Advertising)	4,008	144,007
Lancaster Colony Corp. (Miscellaneous Manufacturing)	2,004	80,080
Lear Corp.* (Auto Parts & Equipment)	6,680	173,079
Lee Enterprises, Inc. (Media)	3,674	36,777
Liberty Property Trust (REIT)	8,016	249,378
Life Time Fitness, Inc.* (Leisure Time)	1,002	31,272
LifePoint Hospitals, Inc.* (Healthcare - Services)	2,004	55,050
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,670	107,698
Louisiana-Pacific Corp. (Forest Products & Paper)	9,018	82,785
Lubrizol Corp. (Chemicals)	6,012	333,726
M.D.C. Holdings, Inc. (Home Builders)	1,336	58,503
Mack-Cali Realty Corp. (REIT)	6,012	214,689
Manpower, Inc. (Commercial Services)	7,348	413,398
Martin Marietta Materials (Building Materials)	2,004	212,765
MDU Resources Group, Inc. (Electric)	16,032	393,586
Media General, Inc. - Class A (Media)	2,004	28,096
Mentor Graphics Corp.* (Computers)	8,016	70,781
Mercury General Corp. (Insurance)	3,006	133,196
Metavante Technologies, Inc.* (Software)	3,006	60,090
Millennium Pharmaceuticals, Inc.* (Biotechnology)	17,034	263,346
Minerals Technologies, Inc. (Chemicals)	1,002	62,926
Modine Manufacturing Co. (Auto Parts & Equipment)	3,006	43,557
Mohawk Industries, Inc.* (Textiles)	2,338	167,424
MPS Group, Inc.* (Commercial Services)	9,018	106,593
MSC Industrial Direct Co. - Class A (Retail)	1,670	70,558
National Fuel Gas Co. (Pipelines)	7,348	346,899
National Instruments Corp. (Computers)	2,672	69,846
Nationwide Health Properties, Inc. (REIT)	8,350	281,812
NCR Corp.* (Computers)	8,350	190,631
Netflix, Inc.* (Internet)	2,338	81,012
NeuStar, Inc.* (Telecommunications)	4,008	106,132
New York Community Bancorp (Savings & Loans)	28,724	523,351
Nordson Corp. (Machinery- Diversified)	1,670	89,930
Northeast Utilities System (Electric)	13,694	336,051
NSTAR (Electric)	9,352	284,581
OGE Energy Corp. (Electric)	8,016	249,859
Old Republic International Corp. (Insurance)	20,374	263,028
Olin Corp. (Chemicals)	6,680	131,997
Omnicare, Inc. (Pharmaceuticals)	10,688	194,094
ONEOK, Inc. (Gas)	9,352	417,380
Oshkosh Truck Corp. (Auto Manufacturers)	2,338	84,823
Overseas Shipholding Group, Inc. (Transportation)	1,002	70,180
Packaging Corp. of America (Packaging & Containers)	8,350	186,456
Palm, Inc. (Computers)	9,352	46,760
Parametric Technology Corp.* (Software)	7,348	117,421
Patterson-UTI Energy, Inc. (Oil & Gas)	6,012	157,394
PDL BioPharma, Inc.* (Biotechnology)	4,008	42,445
Pentair, Inc. (Miscellaneous Manufacturing)	8,684	277,020
PepsiAmericas, Inc. (Beverages)	3,006	76,743
Perrigo Co. (Pharmaceuticals)	4,342	163,824
PetSmart, Inc. (Retail)	4,008	81,924
Phillips-Van Heusen Corp. (Apparel)	3,340	126,653
Plains Exploration & Production Co.* (Oil & Gas)	4,342	230,734
PMI Group, Inc. (Insurance)	7,348	42,765
PNM Resources, Inc. (Electric)	6,680	83,300
Polycom, Inc.* (Telecommunications)	4,008	90,340
Potlatch Corp. (Forest Products & Paper)	1,670	68,921
Pride International, Inc.* (Oil & Gas)	14,696	513,625
Protective Life Corp. (Insurance)	6,346	257,394
Puget Energy, Inc. (Electric)	10,354	267,858
Quanta Services, Inc.* (Commercial Services)	11,022	255,380
Radian Group, Inc. (Insurance)	2,672	17,555
Raymond James Financial Corp. (Diversified Financial Services)	5,010	115,130
Rayonier, Inc. (Forest Products & Paper)	7,014	304,688
Realty Income Corp. (REIT)	9,018	231,041
Regency Centers Corp. (REIT)	6,012	389,337
Regis Corp. (Retail)	4,008	110,180
Reliance Steel & Aluminum Co. (Iron/Steel)	2,338	139,953
Rent-A-Center, Inc.* (Commercial Services)	6,012	110,320
Republic Services, Inc. (Environmental Control)	6,680	195,323
RF Micro Devices, Inc.* (Telecommunications)	25,718	68,410
Roper Industries, Inc. (Miscellaneous Manufacturing)	2,672	158,824
RPM, Inc. (Chemicals)	10,688	223,807
Ruby Tuesday, Inc. (Retail)	4,676	35,070
Ruddick Corp. (Food)	3,340	123,112
Saks, Inc.* (Retail)	8,016	99,960
SCANA Corp. (Electric)	10,354	378,749
Scholastic Corp.* (Media)	2,338	70,771
Semtech Corp.* (Semiconductors)	3,006	43,076
Sensient Technologies Corp. (Chemicals)	4,008	118,196
Service Corp. International (Commercial Services)	16,032	162,564
Sierra Pacific Resources (Electric)	20,708	261,542
Smithfield Foods, Inc.* (Food)	10,354	266,719
Sonoco Products Co. (Packaging & Containers)	8,684	248,623
SPX Corp. (Miscellaneous Manufacturing)	3,006	315,329
StanCorp Financial Group, Inc. (Insurance)	2,004	95,611
STERIS Corp. (Healthcare - Products)	2,672	71,690
Superior Energy Services, Inc.* (Oil & Gas Services)	2,338	92,632
SVB Financial Group* (Banks)	1,670	72,879
Sybase, Inc.* (Software)	4,342	114,195
Synopsys, Inc.* (Computers)	8,684	197,214
Synovus Financial Corp. (Banks)	32,732	362,016
TCF Financial Corp. (Banks)	9,686	173,573
Tech Data Corp.* (Distribution/Wholesale)	5,010	164,328
Teleflex, Inc. (Miscellaneous Manufacturing)	3,340	159,351
Telephone & Data Systems, Inc. (Telecommunications)	9,352	367,253
Temple-Inland, Inc. (Forest Products & Paper)	9,352	118,957

See accompanying notes to the Schedules of Portfolio Investments.

The Brink’s Co. (Miscellaneous Manufacturing)	2,672	179,505
The Colonial BancGroup, Inc. (Banks)	14,028	135,090
The Commerce Group, Inc. (Insurance)	3,674	132,484
The Macerich Co. (REIT)	6,346	445,933
The Ryland Group, Inc. (Home Builders)	3,674	120,838
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	4,008	129,939
Thomas & Betts Corp.* (Electronics)	2,004	72,885
Thor Industries, Inc. (Home Builders)	1,336	39,773
Tidewater, Inc. (Oil & Gas Services)	5,010	276,101
Timken Co. (Metal Fabricate/Hardware)	8,350	248,162
Tootsie Roll Industries, Inc. (Food)	1,336	33,667
Trinity Industries, Inc. (Miscellaneous Manufacturing)	7,348	195,824
TriQuint Semiconductor, Inc.* (Semiconductors)	12,692	64,222
Tupperware Corp. (Household Products/Wares)	5,344	206,706
UDR, Inc. (REIT)	12,024	294,828
United Rentals, Inc.* (Commercial Services)	6,680	125,851
Unitrin, Inc. (Insurance)	4,676	165,250
Universal Corp. (Agriculture)	2,338	153,209
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,004	107,595
URS Corp.* (Engineering & Construction)	7,014	229,288
Valeant Pharmaceuticals International* (Pharmaceuticals)	8,016	102,845
Valspar Corp. (Chemicals)	9,018	178,917
Varian, Inc.* (Electronics)	1,336	77,381
Vectren Corp. (Gas)	6,680	179,224
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,348	175,544
Vishay Intertechnology, Inc.* (Electronics)	16,366	148,276
Wabtec Corp. (Machinery- Diversified)	2,338	88,049
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	4,008	128,777
Washington Federal, Inc. (Savings & Loans)	7,682	175,457
Webster Financial Corp. (Banks)	4,676	130,320
Weingarten Realty Investors (REIT)	6,680	230,059
WellCare Health Plans, Inc.* (Healthcare - Services)	1,336	52,037
Werner Enterprises, Inc. (Transportation)	4,008	74,388
Westamerica Bancorp (Banks)	1,336	70,274
Westar Energy, Inc. (Electric)	8,350	190,130
WGL Holdings, Inc. (Gas)	4,342	139,205
Wilmington Trust Corp. (Banks)	6,012	186,973
Wind River Systems, Inc.* (Software)	5,010	38,777
Wisconsin Energy Corp. (Electric)	10,354	455,472
Worthington Industries, Inc. (Metal Fabricate/Hardware)	5,678	95,788
YRC Worldwide, Inc.* (Transportation)	5,010	65,731
Zebra Technologies Corp. - Class A* (Machinery-Diversified)	2,338	77,902

TOTAL COMMON STOCKS
(Cost $39,141,786)		46,021,406

TOTAL INVESTMENT SECURITIES
(Cost $39,141,786)—100.0%		46,021,406
Net other assets (liabilities)—NM		(15,776)

NET ASSETS—100.0%		$46,005,630

(a)	Represents a security purchased on a when-issued basis.
(^)	All or a portion of this security is designated on the ProFund VP Mid-Cap Value’s records as collateral for when-issued securities.
*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Advertising	0.4%
Aerospace/Defense	0.8%
Agriculture	0.3%
Airlines	0.5%
Apparel	0.6%
Auto Manufacturers	0.2%
Auto Parts & Equipment	1.1%
Banks	5.3%
Beverages	0.2%
Biotechnology	1.1%
Building Materials	0.5%
Chemicals	4.1%
Coal	0.7%
Commercial Services	3.7%
Computers	2.3%
Cosmetics/Personal Care	0.3%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.0%
Electric	9.9%
Electrical Components & Equipment	0.6%
Electronics	2.3%
Engineering & Construction	1.3%
Entertainment	0.1%
Environmental Control	0.4%
Food	2.3%
Forest Products & Paper	1.3%
Gas	2.4%
Hand/Machine Tools	0.5%
Healthcare - Products	1.5%
Healthcare - Services	1.0%

See accompanying notes to the Schedules of Portfolio Investments.

Home Builders	0.5%
Home Furnishings	0.1%
Household Products/Wares	0.9%
Insurance	6.6%
Internet	0.3%
Investment Companies	0.4%
Iron/Steel	0.5%
Leisure Time	0.3%
Lodging	0.2%
Machinery-Diversified	2.0%
Media	0.7%
Metal Fabricate/Hardware	0.7%
Miscellaneous Manufacturing	4.1%
Office Furnishings	0.2%
Oil & Gas	3.5%
Oil & Gas Services	1.3%
Packaging & Containers	0.9%
Pharmaceuticals	1.3%
Pipelines	1.4%
REIT	10.9%
Retail	3.3%
Savings & Loans	2.2%
Semiconductors	3.0%
Software	1.8%
Telecommunications	2.6%
Textiles	0.4%
Transportation	1.7%
Trucking & Leasing	0.4%
Water	0.3%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust
See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (100.2%)
ACI Worldwide, Inc.* (Software)	3,157	$62,887
Activision, Inc.* (Software)	14,883	406,455
ADTRAN, Inc. (Telecommunications)	2,255	41,717
Advance Auto Parts, Inc. (Retail)	9,020	307,131
Advanced Medical Optics, Inc.* (Healthcare - Products)	1,353	27,466
Advent Software, Inc.* (Software)	902	38,443
Aeropostale, Inc.* (Retail)	5,863	158,946
Affymetrix, Inc.* (Biotechnology)	6,314	109,927
AGCO Corp.* (Machinery- Diversified)	4,059	243,053
Airgas, Inc. (Chemicals)	4,059	184,563
AirTran Holdings, Inc.* (Airlines)	3,608	23,813
Albemarle Corp. (Chemicals)	4,510	164,705
Alberto-Culver Co. (Cosmetics/Personal Care)	3,157	86,533
Alliance Data Systems Corp.* (Commercial Services)	6,765	321,405
Alliant Techsystems, Inc.* (Aerospace/Defense)	2,706	280,152
American Eagle Outfitters, Inc. (Retail)	18,942	331,674
American Greetings Corp. - Class A (Household Products/Wares)	2,706	50,196
Ametek, Inc. (Electrical Components & Equipment)	5,863	257,444
Amphenol Corp. - Class A (Electronics)	15,785	587,991
AnnTaylor Stores Corp.* (Retail)	2,706	65,431
Apria Healthcare Group, Inc.* (Healthcare - Services)	4,059	80,165
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,157	122,902
Aqua America, Inc. (Water)	4,510	84,698
Arch Coal, Inc. (Coal)	5,863	255,040
Avnet, Inc.* (Electronics)	6,765	221,418
Avocent Corp.* (Internet)	1,804	30,488
BE Aerospace, Inc.* (Aerospace/Defense)	2,255	78,812
Beckman Coulter, Inc. (Healthcare - Products)	3,157	203,784
Bill Barrett Corp.* (Oil & Gas)	902	42,619
BJ’s Wholesale Club, Inc.* (Retail)	2,706	96,577
BorgWarner, Inc. (Auto Parts & Equipment)	5,863	252,285
Brinker International, Inc. (Retail)	5,412	100,393
Broadridge Financial Solutions, Inc. (Software)	6,314	111,126
Brown & Brown, Inc. (Insurance)	9,922	172,444
Cadence Design Systems, Inc.* (Computers)	7,667	81,884
Career Education Corp.* (Commercial Services)	8,118	103,261
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,255	75,407
Carmax, Inc.* (Retail)	7,667	148,893
Carpenter Technology Corp. (Iron/Steel)	2,706	151,455
Cathay Bancorp, Inc. (Banks)	1,804	37,397
CBRL Group, Inc. (Retail)	1,353	48,397
Cephalon, Inc.* (Pharmaceuticals)	3,608	232,355
Cerner Corp.* (Software)	5,863	218,573
CF Industries Holdings, Inc. (Chemicals)	4,059	420,594
Charles River Laboratories International, Inc.* (Biotechnology)	5,863	345,565
Cheesecake Factory, Inc.* (Retail)	6,314	137,582
Chico’s FAS, Inc.* (Retail)	15,334	109,025
Chipotle Mexican Grill, Inc. - Class A* (Retail)	2,706	306,942
ChoicePoint, Inc.* (Commercial Services)	4,059	193,208
Church & Dwight, Inc. (Household Products/Wares)	5,863	318,009
Cimarex Energy Co. (Oil & Gas)	7,216	395,004
Cleveland-Cliffs, Inc. (Iron/Steel)	3,608	432,311
Coldwater Creek, Inc.* (Retail)	3,157	15,943
Commercial Metals Co. (Metal Fabricate/Hardware)	10,373	310,879
Commscope, Inc.* (Telecommunications)	2,255	78,542
Community Health Systems, Inc.* (Healthcare - Services)	8,569	287,661
Copart, Inc.* (Retail)	6,314	244,731
Corinthian Colleges, Inc.* (Commercial Services)	7,667	55,432
Corrections Corp. of America* (Commercial Services)	6,314	173,761
Covance, Inc.* (Healthcare - Services)	5,412	449,034
Crane Co. (Miscellaneous Manufacturing)	1,804	72,791
Cree Research, Inc.* (Semiconductors)	7,667	214,369
CSG Systems International, Inc.* (Software)	1,353	15,384
Cypress Semiconductor Corp.* (Semiconductors)	4,059	95,833
Cytec Industries, Inc. (Chemicals)	1,353	72,859
Deluxe Corp. (Commercial Services)	2,255	43,319
Denbury Resources, Inc.* (Oil & Gas)	21,648	618,050
DENTSPLY International, Inc. (Healthcare - Products)	8,569	330,763
DeVry, Inc. (Commercial Services)	3,157	132,089
Dick’s Sporting Goods, Inc.* (Retail)	4,510	120,778
Digital River, Inc.* (Internet)	3,608	111,740
Dollar Tree, Inc.* (Retail)	8,118	223,976
Donaldson Co., Inc. (Miscellaneous Manufacturing)	6,314	254,328
DRS Technologies, Inc. (Aerospace/Defense)	1,353	78,853
DST Systems, Inc.* (Computers)	4,510	296,487
Dun & Bradstreet Corp. (Software)	4,961	403,726
Dycom Industries, Inc.* (Engineering & Construction)	1,804	21,666
Eaton Vance Corp. (Diversified Financial Services)	10,824	330,240
Edwards Lifesciences Corp.* (Healthcare - Products)	3,157	140,644
Encore Acquisition Co.* (Oil & Gas)	4,961	199,829
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	11,726	280,720
Energen Corp. (Gas)	4,059	252,876
Energizer Holdings, Inc.* (Electrical Components & Equipment)	4,961	448,871

See accompanying notes to the Schedules of Portfolio Investments.

Equitable Resources, Inc. (Pipelines)	5,863	345,331
Exterran Holdings, Inc.* (Oil & Gas Services)	2,255	145,538
F5 Networks, Inc.* (Internet)	7,667	139,309
Fair Isaac Corp. (Software)	4,510	97,055
Fastenal Co. (Distribution/Wholesale)	11,275	517,861
Flowserve Corp. (Machinery- Diversified)	2,255	235,377
FMC Corp. (Chemicals)	3,157	175,182
FMC Technologies, Inc.* (Oil & Gas Services)	11,275	641,435
Foundry Networks, Inc.* (Telecommunications)	5,863	67,894
Frontier Oil Corp. (Oil & Gas)	9,471	258,179
Gartner Group, Inc.* (Commercial Services)	5,863	113,390
Gen-Probe, Inc.* (Healthcare - Products)	4,961	239,120
Gentex Corp. (Electronics)	7,216	123,754
Getty Images, Inc.* (Advertising)	4,059	129,888
Global Payments, Inc. (Software)	6,765	279,800
Graco, Inc. (Machinery-Diversified)	5,412	196,239
Granite Construction, Inc. (Engineering & Construction)	1,353	44,257
Grant Prideco, Inc.* (Oil & Gas Services)	11,275	554,955
GUESS?, Inc. (Apparel)	4,961	200,772
Hanesbrands, Inc.* (Apparel)	4,510	131,692
Hansen Natural Corp.* (Beverages)	5,412	191,044
Harris Corp. (Telecommunications)	12,177	590,950
Harsco Corp. (Miscellaneous Manufacturing)	3,157	174,835
Harte-Hanks, Inc. (Advertising)	2,255	30,826
HCC Insurance Holdings, Inc. (Insurance)	6,765	153,498
Health Net, Inc.* (Healthcare - Services)	5,412	166,690
Helmerich & Payne, Inc. (Oil & Gas)	3,157	147,969
Henry Schein, Inc.* (Healthcare - Products)	8,118	465,973
Herman Miller, Inc. (Office Furnishings)	3,608	88,649
Hill-Rom Holdings, Inc.*(a) (Healthcare - Products)	3,157	82,050
HNI Corp. (Office Furnishings)	1,804	48,510
Hologic, Inc.* (Healthcare - Products)	11,275	626,890
Hormel Foods Corp. (Food)	3,157	131,521
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	1,804	19,122
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,804	78,817
IDEX Corp. (Machinery-Diversified)	3,157	96,888
International Speedway Corp. (Entertainment)	1,804	74,325
Intuitive Surgical, Inc.* (Healthcare - Products)	3,157	1,023,973
Invitrogen Corp.* (Biotechnology)	4,059	346,923
ITT Educational Services, Inc.* (Commercial Services)	2,706	124,287
J.B. Hunt Transport Services, Inc. (Transportation)	4,961	155,924
Jack Henry & Associates, Inc. (Computers)	4,059	100,136
Jefferies Group, Inc. (Diversified Financial Services)	4,510	72,746
John Wiley & Sons, Inc. (Media)	4,059	161,142
Jones Lang LaSalle, Inc. (Real Estate)	3,157	244,162
Joy Global, Inc. (Machinery - Construction & Mining)	9,471	617,130
Kansas City Southern Industries, Inc.* (Transportation)	3,157	126,627
KBR, Inc. (Engineering & Construction)	5,412	150,075
Kennametal, Inc. (Hand/Machine Tools)	2,706	79,638
Kinetic Concepts, Inc.* (Healthcare - Products)	4,961	229,347
Korn/Ferry International* (Commercial Services)	4,059	68,597
Lam Research Corp.* (Semiconductors)	5,863	224,084
Lamar Advertising Co.* (Advertising)	3,157	113,431
Life Time Fitness, Inc.* (Leisure Time)	1,804	56,303
LifePoint Hospitals, Inc.* (Healthcare - Services)	3,157	86,723
Lincare Holdings, Inc.* (Healthcare - Services)	7,216	202,842
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,255	145,425
M.D.C. Holdings, Inc. (Home Builders)	1,804	78,997
Macrovision Corp.* (Entertainment)	4,510	60,885
Martin Marietta Materials (Building Materials)	1,804	191,531
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	2,706	130,564
McAfee, Inc.* (Internet)	13,981	462,631
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	4,961	97,682
Metavante Technologies, Inc.* (Software)	4,510	90,155
Millennium Pharmaceuticals, Inc.* (Biotechnology)	11,275	174,311
Mine Safety Appliances Co. (Environmental Control)	2,706	111,460
Minerals Technologies, Inc. (Chemicals)	902	56,646
Mohawk Industries, Inc.* (Textiles)	2,255	161,481
MSC Industrial Direct Co. - Class A (Retail)	2,706	114,328
National Instruments Corp. (Computers)	2,255	58,946
Navigant Consulting Co.* (Commercial Services)	4,059	77,040
NBTY, Inc.* (Pharmaceuticals)	4,961	148,582
NCR Corp.* (Computers)	7,667	175,038
Netflix, Inc.* (Internet)	2,255	78,136
NeuStar, Inc.* (Telecommunications)	2,706	71,655
Newfield Exploration Co.* (Oil & Gas)	11,726	619,719
Nordson Corp. (Machinery -Diversified)	1,353	72,859
NVR, Inc.* (Home Builders)	451	269,472
O’Reilly Automotive, Inc.* (Retail)	10,373	295,838

See accompanying notes to the Schedules of Portfolio Investments.

Oshkosh Truck Corp. (Auto Manufacturers)	4,510	163,623
Overseas Shipholding Group, Inc. (Transportation)	1,804	126,352
Pacific Sunwear of California, Inc.* (Retail)	6,314	79,620
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	3,157	54,900
Parametric Technology Corp.* (Software)	3,157	50,449
Patterson-UTI Energy, Inc. (Oil & Gas)	7,667	200,722
PDL BioPharma, Inc.* (Biotechnology)	6,314	66,865
PepsiAmericas, Inc. (Beverages)	2,255	57,570
Perrigo Co. (Pharmaceuticals)	2,255	85,081
PetSmart, Inc. (Retail)	7,216	147,495
Pharmaceutical Product Development, Inc. (Commercial Services)	9,020	377,938
Phillips-Van Heusen Corp. (Apparel)	1,804	68,408
Pioneer Natural Resources Co. (Oil & Gas)	10,373	509,522
Plains Exploration & Production Co.* (Oil & Gas)	5,412	287,594
Plantronics, Inc. (Telecommunications)	4,510	87,088
Polycom, Inc.* (Telecommunications)	4,059	91,490
Potlatch Corp. (Forest Products & Paper)	1,804	74,451
Psychiatric Solutions, Inc.* (Healthcare - Services)	4,961	168,277
Quanta Services, Inc.* (Commercial Services)	4,059	94,047
Quicksilver Resources, Inc.* (Oil & Gas)	9,020	329,501
Radian Group, Inc. (Insurance)	4,510	29,631
Raymond James Financial Corp. (Diversified Financial Services)	3,157	72,548
Reliance Steel & Aluminum Co. (Iron/Steel)	3,608	215,975
Republic Services, Inc. (Environmental Control)	7,667	224,183
ResMed, Inc.* (Healthcare - Products)	6,765	285,348
Rollins, Inc. (Commercial Services)	3,608	63,826
Roper Industries, Inc. (Miscellaneous Manufacturing)	4,961	294,882
Ross Stores, Inc. (Retail)	12,177	364,823
Saks, Inc.* (Retail)	4,510	56,240
Scientific Games Corp. - Class A* (Entertainment)	5,863	123,768
SEI Investments Co. (Software)	11,275	278,380
Semtech Corp.* (Semiconductors)	2,706	38,777
Sepracor, Inc.* (Pharmaceuticals)	9,922	193,677
Service Corp. International (Commercial Services)	9,471	96,036
Silicon Laboratories, Inc.* (Semiconductors)	4,961	156,470
Sotheby’s (Commercial Services)	5,863	169,499
Southwestern Energy Co.* (Oil & Gas)	29,766	1,002,817
SPX Corp. (Miscellaneous Manufacturing)	1,804	189,240
SRA International, Inc. - Class A* (Computers)	3,608	87,710
StanCorp Financial Group, Inc. (Insurance)	2,255	107,586
Steel Dynamics, Inc. (Iron/Steel)	17,138	566,239
Stericycle, Inc.* (Environmental Control)	7,667	394,850
STERIS Corp. (Healthcare - Products)	3,157	84,702
Strayer Education, Inc. (Commercial Services)	1,353	206,332
Superior Energy Services, Inc.* (Oil & Gas Services)	4,961	196,555
SVB Financial Group* (Banks)	1,353	59,045
Sybase, Inc.* (Software)	3,608	94,890
Synopsys, Inc.* (Computers)	4,059	92,180
Techne Corp.* (Healthcare - Products)	3,608	243,035
Terra Industries, Inc.* (Chemicals)	8,118	288,433
The Brink’s Co. (Miscellaneous Manufacturing)	1,804	121,193
The Corporate Executive Board Co. (Commercial Services)	3,157	127,795
The Timberland Co. - Class A* (Apparel)	4,510	61,922
The Warnaco Group, Inc.* (Apparel)	4,059	160,087
Thomas & Betts Corp.* (Electronics)	2,255	82,014
Thor Industries, Inc. (Home Builders)	1,804	53,705
Toll Brothers, Inc.* (Home Builders)	11,275	264,737
Tootsie Roll Industries, Inc. (Food)	902	22,730
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,706	145,285
Urban Outfitters, Inc.* (Retail)	9,922	311,055
Valassis Communications, Inc.* (Commercial Services)	4,059	44,040
ValueClick, Inc.* (Internet)	8,569	147,815
Varian, Inc.* (Electronics)	1,353	78,366
VCA Antech, Inc.* (Pharmaceuticals)	7,216	197,358
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,510	107,744
W.R. Berkley Corp. (Insurance)	14,432	399,622
Wabtec Corp. (Machinery- Diversified)	1,804	67,939
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	3,608	115,925
WellCare Health Plans, Inc.* (Healthcare - Services)	2,255	87,832
Westamerica Bancorp (Banks)	1,353	71,168
Western Digital Corp.* (Computers)	19,393	524,387
Williams Sonoma, Inc. (Retail)	7,667	185,848
Wind River Systems, Inc.* (Software)	1,804	13,963

See accompanying notes to the Schedules of Portfolio Investments.

Zebra Technologies Corp. - Class A* (Machinery-Diversified)	4,059	135,246

TOTAL COMMON STOCKS
(Cost $35,279,157)		44,394,221

	Principal
	Amount

Repurchase Agreements (0.9%)
Deutsche Bank, 2.10%, 4/1/08(^), dated 3/31/08, with a repurchase price of $151,009 (Collateralized by $152,000 Federal Home Loan Mortgage Corp., 2.88%, 4/30/10, market value $154,297)	$151,000	151,000
HSBC, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $162,009 (Collateralized by $167,000 Federal Home Loan Mortgage Corp., 2.08%**, 9/22/08, market value $165,351)	162,000	162,000
UBS, 2.15%, 4/1/08, dated 3/31/08, with a repurchase price of $98,006 (Collateralized by $89,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $99,990)	98,000	98,000

TOTAL REPURCHASE AGREEMENTS
(Cost $411,000)		411,000

TOTAL INVESTMENT SECURITIES
(Cost $35,690,157)—101.1%		44,805,221
Net other assets (liabilities)—(1.1)%		(483,726)

NET ASSETS—100.0%		$44,321,495

(a)	Represents a security purchased on a when-issued basis.
(^)	All or a portion of this security is designated on the ProFund VP Mid-Cap Growth’s records as collateral for when-issued securities.
*	Non-income producing security
**	Represents the effective yield or interest rate in effect at March 31, 2008.

ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Advertising	0.7%
Aerospace/Defense	1.0%
Airlines	0.1%
Apparel	1.5%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.6%
Banks	0.4%
Beverages	0.5%
Biotechnology	2.6%
Building Materials	0.4%
Chemicals	3.0%
Coal	0.6%
Commercial Services	5.9%
Computers	3.2%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.2%
Diversified Financial Services	1.4%
Electrical Components & Equipment	1.8%
Electronics	2.5%
Engineering & Construction	0.4%
Entertainment	0.6%
Environmental Control	1.7%
Food	0.4%
Forest Products & Paper	0.2%
Gas	0.6%
Hand/Machine Tools	0.5%
Healthcare - Products	8.9%
Healthcare - Services	3.8%
Home Builders	1.5%
Household Products/Wares	0.8%
Insurance	1.9%
Internet	2.2%
Iron/Steel	3.1%
Leisure Time	0.1%
Machinery - Construction & Mining	1.4%
Machinery-Diversified	2.3%
Media	0.4%
Metal Fabricate/Hardware	0.7%
Miscellaneous Manufacturing	3.4%
Office Furnishings	0.3%
Oil & Gas	10.4%
Oil & Gas Services	3.4%
Pharmaceuticals	2.7%
Pipelines	0.8%
Real Estate	0.6%
Retail	8.8%
Semiconductors	1.7%
Software	4.6%
Telecommunications	2.4%
Textiles	0.4%
Transportation	1.0%
Water	0.2%
Other***	(0.2)%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (99.9%)
4Kids Entertainment, Inc.*(^) (Media)	1,368	$13,365
A.H. Belo Corp. - Class A*(^) (Media)	1,368	15,636
A.M. Castle & Co.(^) (Metal Fabricate/Hardware)	1,710	46,170
Aaron Rents, Inc. (Commercial Services)	2,052	44,200
ABM Industries, Inc. (Commercial Services)	4,446	99,768
Acadia Realty Trust (REIT)	3,249	78,463
Actel Corp.* (Semiconductors)	2,565	39,270
Acuity Brands, Inc. (Miscellaneous Manufacturing)	4,275	183,611
Adaptec, Inc.* (Telecommunications)	12,141	35,695
Administaff, Inc. (Commercial Services)	2,394	56,522
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,591	47,617
Agilysys, Inc. (Computers)	2,736	31,738
Albany International Corp. - Class A (Machinery-Diversified)	1,710	61,799
ALLETE, Inc. (Electric)	2,565	99,060
Alliance One International, Inc.* (Agriculture)	8,892	53,708
Allscripts Healthcare Solutions, Inc.* (Software)	3,078	31,765
Alpharma, Inc. - Class A* (Pharmaceuticals)	4,446	116,530
AMCOL International Corp. (Mining)	855	26,702
American States Water Co. (Water)	1,710	61,560
AMERIGROUP Corp.* (Healthcare-Services)	3,591	98,142
Analogic Corp. (Electronics)	855	56,892
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,710	32,439
Angelica Corp. (Textiles)	1,026	18,406
Anixter International, Inc.* (Telecommunications)	1,881	120,459
Apogee Enterprises, Inc. (Building Materials)	2,907	44,768
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,762	112,446
Applied Signal Technology, Inc. (Telecommunications)	1,197	14,125
Arch Chemicals, Inc. (Chemicals)	2,565	95,572
Arctic Cat, Inc. (Leisure Time)	1,197	8,726
Arkansas Best Corp. (Transportation)	2,565	81,721
ArQule, Inc.* (Biotechnology)	2,223	9,514
Arris Group, Inc.* (Telecommunications)	13,851	80,613
ArthroCare Corp.* (Healthcare-Products)	1,197	39,920
Astec Industries, Inc.* (Machinery-Construction & Mining)	1,197	46,396
ATMI, Inc.* (Semiconductors)	2,052	57,107
Atmos Energy Corp. (Gas)	9,063	231,107
Atwood Oceanics, Inc.* (Oil & Gas)	1,368	125,473
Audiovox Corp. - Class A* (Telecommunications)	1,881	20,089
Avid Technology, Inc.* (Software)	1,539	37,459
Avista Corp. (Electric)	5,301	103,688
Axcelis Technologies, Inc.* (Semiconductors)	10,260	57,456
Baldor Electric Co. (Hand/Machine Tools)	3,078	86,184
Bank Mutual Corp. (Banks)	5,301	56,933
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	4,275	16,715
BankUnited Financial Corp. - Class A (Savings & Loans)	3,078	15,421
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,617	105,960
Bassett Furniture Industries, Inc. (Home Furnishings)	1,197	14,771
Bel Fuse, Inc. - Class B (Electronics)	513	14,292
Belden, Inc. (Electrical Components & Equipment)	4,617	163,072
Benchmark Electronics, Inc.* (Electronics)	7,182	128,917
Big 5 Sporting Goods Corp. (Retail)	2,223	19,496
Biolase Technology, Inc.* (Healthcare-Products)	1,026	3,170
BioMed Realty Trust, Inc. (REIT)	6,669	159,322
Black Box Corp. (Telecommunications)	1,710	52,754
Blue Coat Systems, Inc.* (Internet)	2,223	48,995
Blue Nile, Inc.* (Internet)	684	37,039
Boston Private Financial Holdings, Inc. (Banks)	1,881	19,920
Bowne & Co., Inc. (Commercial Services)	1,710	26,078
Brady Corp. - Class A (Electronics)	2,394	80,031
Briggs & Stratton Corp. (Machinery-Diversified)	4,959	88,766
Bristow Group, Inc.* (Transportation)	1,026	55,065
Brookline Bancorp, Inc. (Savings & Loans)	5,985	68,708
Brooks Automation, Inc.* (Semiconductors)	7,182	69,809
Brown Shoe Co., Inc. (Retail)	4,446	67,001
Buckeye Technologies, Inc.* (Forest Products & Paper)	3,933	43,892
Buffalo Wild Wings, Inc.* (Retail)	855	20,948
Building Materials Holding Corp. (Distribution/Wholesale)	2,907	12,733
C&D Technologies, Inc.* (Electrical Components & Equipment)	2,565	12,876
Cabela’s, Inc.* (Retail)	3,933	55,691
Cabot Microelectronics Corp.* (Chemicals)	1,026	32,986
California Pizza Kitchen, Inc.* (Retail)	1,026	13,451
Cambrex Corp. (Biotechnology)	2,907	20,146
Captaris, Inc.* (Software)	2,736	12,093
Cascade Bancorp (Banks)	1,026	9,809
Cascade Corp. (Machinery-Diversified)	513	25,296
Casey’s General Stores, Inc. (Retail)	2,736	61,834
Cash America International, Inc. (Retail)	1,368	49,795
Catapult Communications Corp.* (Computers)	342	1,761
CDI Corp. (Commercial Services)	1,368	34,268
Centene Corp.* (Healthcare-Services)	2,565	35,756
Central Garden & Pet Co. - Class A* (Household Products/Wares)	7,182	31,888

See accompanying notes to the Schedules of Portfolio Investments.

Central Pacific Financial Corp. (Banks)	3,078	58,020
Central Vermont Public Service Corp. (Electric)	1,026	24,521
Century Aluminum Co.* (Mining)	1,881	124,597
CH Energy Group, Inc. (Electric)	1,368	53,215
Champion Enterprises, Inc.* (Home Builders)	7,866	78,896
Charlotte Russe Holding, Inc.* (Retail)	1,026	17,791
Checkpoint Systems, Inc.* (Electronics)	2,565	68,870
Chemed Corp. (Commercial Services)	1,026	43,297
Chesapeake Corp. (Packaging & Containers)	2,052	9,870
Ciber, Inc.* (Computers)	5,472	26,813
CKE Restaurants, Inc. (Retail)	5,472	61,396
Clarcor, Inc. (Miscellaneous Manufacturing)	2,394	85,107
Cleco Corp. (Electric)	5,985	132,747
Cognex Corp. (Machinery-Diversified)	4,446	97,056
Cohu, Inc. (Semiconductors)	2,394	38,903
Colonial Properties Trust (REIT)	4,788	115,151
Columbia Banking System, Inc. (Banks)	1,881	42,097
Community Bank System, Inc. (Banks)	3,078	75,596
CONMED Corp.* (Healthcare-Products)	1,881	48,229
Consolidated Graphics, Inc.* (Commercial Services)	684	38,338
Corus Bankshares, Inc. (Banks)	3,249	31,613
CPI Corp. (Commercial Services)	513	8,860
Cross Country Healthcare, Inc.* (Commercial Services)	3,249	40,190
CryoLife, Inc.* (Biotechnology)	1,881	17,681
CTS Corp. (Electronics)	3,591	38,424
Cubic Corp. (Electronics)	684	19,446
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,539	28,348
Cyberonics, Inc.* (Healthcare-Products)	1,197	17,357
CyberSource Corp.* (Internet)	3,249	47,468
Cymer, Inc.* (Electronics)	1,881	48,981
Datascope Corp. (Healthcare-Products)	1,368	56,676
Delphi Financial Group, Inc. - Class A (Insurance)	1,368	39,987
DiamondRock Hospitality Co. (REIT)	9,576	121,328
Digi International, Inc.* (Software)	1,368	15,787
Dime Community Bancshares, Inc. (Savings & Loans)	2,565	44,836
Ditech Networks, Inc.* (Telecommunications)	2,565	7,541
Downey Financial Corp. (Savings & Loans)	1,881	34,573
DSP Group, Inc.* (Semiconductors)	1,710	21,785
East West Bancorp, Inc. (Banks)	2,394	42,494
EastGroup Properties, Inc. (REIT)	2,394	111,225
El Paso Electric Co.* (Electric)	2,907	62,123
Electro Scientific Industries, Inc.* (Electronics)	2,736	45,089
EMCOR Group, Inc.* (Engineering &Construction)	6,498	144,321
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,026	32,001
Entertainment Properties Trust (REIT)	2,907	143,402
Enzo Biochem, Inc.* (Biotechnology)	2,052	18,653
Essex Property Trust, Inc. (REIT)	2,565	292,359
Esterline Technologies Corp.* (Aerospace/Defense)	1,710	86,133
Ethan Allen Interiors, Inc. (Home Furnishings)	3,078	87,508
Exar Corp.* (Semiconductors)	4,959	40,813
Extra Space Storage, Inc. (REIT)	4,959	80,286
FairPoint Communications, Inc. (Telecommunications)	3,591	32,391
FEI Co.* (Electronics)	3,591	78,392
Financial Federal Corp. (Diversified Financial Services)	2,565	55,943
First BanCorp (Banks)	7,695	78,181
First Commonwealth Financial Corp. (Banks)	6,498	75,312
First Financial Bancorp (Banks)	3,078	41,399
First Midwest Bancorp, Inc. (Banks)	4,959	137,711
FirstFed Financial Corp.* (Savings & Loans)	1,368	37,141
Flagstar Bancorp, Inc. (Savings & Loans)	3,762	27,162
Fleetwood Enterprises, Inc.* (Home Builders)	6,498	29,891
Flowers Foods, Inc. (Food)	2,223	55,019
Forestar Real Estate Group, Inc.* (Real Estate)	1,881	46,856
Franklin Bank Corp. Houston* (Savings & Loans)	2,565	7,772
Fred’s, Inc. (Retail)	4,104	42,066
Frontier Airlines Holdings, Inc.* (Airlines)	3,762	9,518
Frontier Financial Corp. (Banks)	4,275	75,582
Fuller (H.B.) Co. (Chemicals)	5,985	122,154
G & K Services, Inc. (Textiles)	2,052	73,072
Gardner Denver, Inc.* (Machinery- Diversified)	2,052	76,129
GenCorp, Inc.* (Aerospace/Defense)	4,104	42,230
General Communication, Inc. - Class A* (Telecommunications)	1,710	10,499
Genesco, Inc.* (Retail)	855	19,759
Gentiva Health Services, Inc.* (Healthcare-Services)	2,736	59,535
Georgia Gulf Corp. (Chemicals)	3,420	23,701
Gerber Scientific, Inc.* (Machinery- Diversified)	2,394	21,283
Gevity HR, Inc. (Commercial Services)	2,394	20,732
Gibraltar Industries, Inc. (Iron/Steel)	3,078	36,105
Glacier Bancorp, Inc. (Banks)	2,907	55,727
Greatbatch, Inc.* (Electrical Components & Equipment)	1,026	18,889
Griffon Corp.* (Miscellaneous Manufacturing)	2,736	23,530
Group 1 Automotive, Inc. (Retail)	2,223	52,196

See accompanying notes to the Schedules of Portfolio Investments.

Guaranty Financial Group, Inc.* (Savings & Loans)	4,275	45,401
Gulf Island Fabrication, Inc. (Oil & Gas Services)	513	14,733
Hancock Holding Co. (Banks)	1,539	64,669
Hanmi Financial Corp. (Banks)	3,933	29,065
Harmonic, Inc.* (Telecommunications)	9,405	71,478
Haverty Furniture Cos., Inc. (Retail)	2,223	23,653
Healthcare Services Group, Inc. (Commercial Services)	2,052	42,353
Heidrick & Struggles International, Inc. (Commercial Services)	1,710	55,626
Hilb, Rogal, and Hobbs Co. (Insurance)	1,368	43,051
Hillenbrand, Inc.*(a) (Commercial Services)	2,052	45,349
HMS Holdings Corp.* (Commercial Services)	855	24,410
Home Properties, Inc. (REIT)	3,249	155,920
Hot Topic, Inc.* (Retail)	1,881	8,107
Hub Group, Inc. - Class A* (Transportation)	2,052	67,490
Hutchinson Technology, Inc.* (Computers)	1,197	19,044
Iconix Brand Group, Inc.* (Apparel)	4,104	71,204
IHOP Corp. (Retail)	855	40,955
Independent Bank Corp. (Banks)	2,052	21,300
Informatica Corp.* (Software)	5,301	90,435
Inland Real Estate Corp. (REIT)	5,814	88,431
Insight Enterprises, Inc.* (Retail)	4,959	86,783
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	2,736	37,839
Interface, Inc. - Class A (Office Furnishings)	3,762	52,856
Invacare Corp. (Healthcare-Products)	3,249	72,388
Investment Technology Group, Inc.* (Diversified Financial Services)	1,710	78,968
ION Geophysical Corp.* (Oil & Gas Services)	5,472	75,514
Irwin Financial Corp. (Banks)	1,881	9,988
Itron, Inc.* (Electronics)	1,197	108,005
J & J Snack Foods Corp. (Food)	684	18,789
Jack in the Box, Inc.* (Retail)	2,223	59,732
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,368	37,716
JDA Software Group, Inc.* (Software)	1,710	31,208
Jo-Ann Stores, Inc.* (Retail)	2,565	37,782
Kaman Corp. (Aerospace/Defense)	2,565	72,564
Kaydon Corp. (Metal Fabricate/Hardware)	1,539	67,577
Keithley Instruments, Inc. (Electronics)	1,368	13,270
Kilroy Realty Corp. (REIT)	3,249	159,558
Kirby Corp.* (Transportation)	2,223	126,711
Kite Realty Group Trust (REIT)	2,907	40,698
Kopin Corp.* (Semiconductors)	4,446	11,826
Kulicke & Soffa Industries, Inc.* (Semiconductors)	5,301	25,339
La-Z-Boy, Inc. (Home Furnishings)	5,130	42,784
LaBranche & Co., Inc.* (Diversified Financial Services)	5,472	23,803
Laclede Group, Inc. (Gas)	2,223	79,205
Lance, Inc. (Food)	3,078	60,329
LandAmerica Financial Group, Inc. (Insurance)	1,539	60,744
Landry’s Restaurants, Inc. (Retail)	1,197	19,487
Lawson Products, Inc. (Metal Fabricate/Hardware)	342	9,422
Lennox International, Inc. (Building Materials)	6,498	233,733
Lexington Corporate Properties Trust (REIT)	6,498	93,636
Libbey, Inc. (Housewares)	1,539	25,917
Lindsay Manufacturing Co. (Machinery-Diversified)	513	52,567
Lithia Motors, Inc. - Class A (Retail)	1,539	15,636
Littelfuse, Inc.* (Electrical Components & Equipment)	1,197	41,859
Live Nation, Inc.* (Commercial Services)	7,353	89,192
Longs Drug Stores Corp. (Retail)	3,249	137,953
LTC Properties, Inc. (REIT)	2,052	52,757
Lufkin Industries, Inc. (Oil & Gas Services)	684	43,653
Lydall, Inc.* (Miscellaneous Manufacturing)	1,710	19,580
M/I Schottenstein Homes, Inc. (Home Builders)	1,197	20,325
MagneTek, Inc.* (Electrical Components & Equipment)	2,052	7,059
Maidenform Brands, Inc.* (Apparel)	1,881	30,604
Manhattan Associates, Inc.* (Computers)	1,026	23,526
ManTech International Corp. - Class A* (Software)	855	38,783
Marcus Corp. (Lodging)	2,223	42,682
MarineMax, Inc.* (Retail)	1,881	23,437
Massey Energy Co. (Coal)	8,037	293,351
Material Sciences Corp.* (Iron/Steel)	1,197	9,289
Matria Healthcare, Inc.* (Healthcare-Services)	2,223	49,573
Matrix Service Co.* (Oil & Gas Services)	1,539	26,440
MAXIMUS, Inc. (Commercial Services)	1,026	37,664
MedCath Corp.* (Healthcare-Services)	1,368	24,898
Medical Properties Trust, Inc. (REIT)	6,498	73,557
Mentor Corp. (Healthcare-Products)	1,539	39,583
Mercury Computer Systems, Inc.* (Computers)	1,368	7,688
Meridian Bioscience, Inc. (Healthcare-Products)	1,539	51,449
Mesa Air Group, Inc.* (Airlines)	2,907	6,831
Methode Electronics, Inc. (Electronics)	3,762	43,978
Micrel, Inc. (Semiconductors)	5,472	50,725
Microsemi Corp.* (Semiconductors)	4,104	93,571
Mid-America Apartment Communities, Inc. (REIT)	2,565	127,840
Midas, Inc.* (Commercial Services)	1,026	17,637
MKS Instruments, Inc.* (Semiconductors)	4,959	106,123
Mobile Mini, Inc.* (Storage/Warehousing)	1,539	29,241

See accompanying notes to the Schedules of Portfolio Investments.

Monaco Coach Corp. (Home Builders)	3,078	29,179
Moog, Inc. - Class A* (Aerospace/Defense)	2,052	86,615
Movado Group, Inc. (Retail)	1,197	23,330
MTS Systems Corp. (Computers)	855	27,582
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,762	108,534
Multimedia Games, Inc.* (Leisure Time)	1,197	6,392
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,368	17,962
Nash Finch Co. (Food)	1,368	46,485
NATCO Group, Inc. - Class A* (Oil & Gas Services)	855	39,971
National Penn Bancshares, Inc. (Banks)	7,182	130,641
National Presto Industries, Inc. (Housewares)	513	26,881
National Retail Properties, Inc. (REIT)	7,182	158,363
NCI Building Systems, Inc.* (Building Materials)	2,052	49,658
Neenah Paper, Inc. (Forest Products & Paper)	1,539	39,675
Network Equipment Technologies, Inc.* (Telecommunications)	1,881	12,358
New Jersey Resources Corp. (Gas)	4,104	127,429
Newport Corp.* (Electronics)	3,762	42,022
Northwest Natural Gas Co. (Gas)	2,736	118,852
Novatel Wireless, Inc.* (Telecommunications)	3,249	31,450
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,197	10,749
O’Charley’s, Inc. (Retail)	2,223	25,609
Odyssey Healthcare, Inc.* (Healthcare-Services)	1,881	16,929
Old Dominion Freight Line, Inc.* (Transportation)	1,197	38,101
Old National Bancorp (Banks)	6,327	113,886
OM Group, Inc.* (Chemicals)	3,078	167,874
Omnicell, Inc.* (Software)	2,052	41,245
Omnova Solutions, Inc.* (Chemicals)	4,275	17,057
On Assignment, Inc.* (Commercial Services)	3,591	22,803
Osteotech, Inc.* (Healthcare-Products)	1,710	8,123
Owens & Minor, Inc. (Distribution/Wholesale)	4,104	161,451
Oxford Industries, Inc. (Apparel)	1,539	34,674
PAREXEL International Corp.* (Commercial Services)	3,420	89,262
Park Electrochemical Corp. (Electronics)	2,052	53,044
Parkway Properties, Inc. (REIT)	1,539	56,881
Patriot Coal Corp.* (Coal)	1,026	48,191
PC-Tel, Inc.* (Internet)	2,223	15,116
Peet’s Coffee & Tea, Inc.* (Beverages)	684	16,081
Penford Corp. (Chemicals)	1,197	26,011
Pennsylvania REIT (REIT)	3,762	91,755
Perficient, Inc.* (Internet)	1,539	12,220
Performance Food Group Co.* (Food)	3,591	117,354
Pericom Semiconductor Corp.* (Semiconductors)	1,710	25,103
Perry Ellis International, Inc.* (Apparel)	684	14,932
PetroQuest Energy, Inc.* (Oil & Gas)	1,197	20,756
Phase Forward, Inc.* (Software)	2,736	46,731
Phoenix Technologies, Ltd.* (Software)	1,710	26,779
Photon Dynamics, Inc.* (Electronics)	1,710	18,126
Photronics, Inc.* (Semiconductors)	4,275	40,826
Piedmont Natural Gas Co., Inc. (Gas)	7,524	197,580
Pinnacle Entertainment, Inc.* (Entertainment)	5,985	76,608
Pioneer Drilling Co.* (Oil & Gas)	2,394	38,136
Piper Jaffray* (Diversified Financial Services)	1,710	58,072
Planar Systems, Inc.* (Electronics)	1,197	4,800
Plexus Corp.* (Electronics)	3,078	86,338
PolyOne Corp.* (Chemicals)	9,405	59,910
Presidential Life Corp. (Insurance)	2,223	38,769
ProAssurance Corp.* (Insurance)	1,197	64,435
Progress Software Corp.* (Software)	1,710	51,163
Prosperity Bancshares, Inc. (Banks)	2,052	58,810
Provident Bankshares Corp. (Banks)	3,249	34,894
PS Business Parks, Inc. (REIT)	1,539	79,874
PSS World Medical, Inc.* (Healthcare-Products)	2,223	37,035
Quaker Chemical Corp. (Chemicals)	1,026	32,104
Quiksilver, Inc.* (Apparel)	3,762	36,905
Radiant Systems, Inc.* (Computers)	1,710	23,889
Radio One, Inc. - Class D* (Media)	3,762	5,718
RadiSys Corp.* (Computers)	1,368	13,803
Ralcorp Holdings, Inc.* (Food)	855	49,718
RC2 Corp.* (Toys/Games/Hobbies)	684	14,343
Red Robin Gourmet Burgers, Inc.* (Retail)	684	25,698
Regal-Beloit Corp. (Hand/Machine Tools)	3,249	119,011
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,420	65,630
RehabCare Group, Inc.* (Healthcare-Services)	1,710	25,650
Res-Care, Inc.* (Healthcare-Services)	2,565	43,990
Rewards Network, Inc.* (Commercial Services)	1,197	5,363
RLI Corp. (Insurance)	855	42,382
Robbins & Myers, Inc. (Machinery- Diversified)	2,394	78,164
Rock-Tenn Co. - Class A (Forest Products & Paper)	3,420	102,497
Rogers Corp.* (Electronics)	855	28,566
RTI International Metals, Inc.* (Mining)	1,197	54,116
Rudolph Technologies, Inc.* (Semiconductors)	2,907	28,401
Russ Berrie and Co., Inc.* (Household Products/Wares)	1,710	24,043
Ruth’s Chris Steak House, Inc.* (Retail)	1,026	7,090
Safety Insurance Group, Inc. (Insurance)	1,710	58,362
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	2,052	12,887

See accompanying notes to the Schedules of Portfolio Investments.

Sanderson Farms, Inc. (Food)	684	25,999
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,394	47,880
School Specialty, Inc.* (Retail)	1,710	53,933
Schulman (A.), Inc. (Chemicals)	2,736	56,170
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,539	35,612
SCPIE Holdings, Inc.* (Insurance)	855	23,555
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,026	87,579
Selective Insurance Group, Inc. (Insurance)	5,301	126,588
Senior Housing Properties Trust (REIT)	8,892	210,740
Shaw Group, Inc.* (Engineering & Construction)	4,446	209,584
SI International, Inc.* (Computers)	513	9,844
Signature Bank* (Banks)	1,368	34,884
Skechers U.S.A., Inc. - Class A* (Apparel)	2,052	41,471
Skyline Corp. (Home Builders)	684	19,029
SkyWest, Inc. (Airlines)	2,565	54,173
Skyworks Solutions, Inc.* (Semiconductors)	11,628	84,652
Smith Corp. (Miscellaneous Manufacturing)	2,223	73,070
Sonic Automotive, Inc. (Retail)	3,078	63,253
South Financial Group, Inc. (Banks)	7,353	109,266
South Jersey Industries, Inc. (Gas)	2,907	102,065
Southern Union Co. (Gas)	12,141	282,521
Southwest Gas Corp. (Gas)	4,275	119,529
Sovran Self Storage, Inc. (REIT)	2,223	94,944
Spartan Motors, Inc. (Auto Parts & Equipment)	2,052	17,360
Spartan Stores, Inc. (Food)	2,223	46,350
Spectrum Brands, Inc.* (Household Products/Wares)	4,104	18,755
Spherion Corp.* (Commercial Services)	5,643	34,535
Standard Microsystems Corp.* (Semiconductors)	1,368	39,918
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,197	7,326
Standex International Corp. (Miscellaneous Manufacturing)	1,197	26,741
StarTek, Inc.* (Commercial Services)	1,197	11,024
Stein Mart, Inc. (Retail)	2,565	14,415
Sterling Bancorp (Banks)	1,881	29,212
Sterling Bancshares, Inc. (Banks)	7,353	73,089
Sterling Financial Corp. (Savings & Loans)	5,130	80,079
Stewart Information Services Corp. (Insurance)	1,881	52,649
Stone Energy Corp.* (Oil & Gas)	1,710	89,450
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	1,539	12,681
Superior Industries International, Inc. (Auto Parts & Equipment)	2,394	49,676
Supertex, Inc.* (Semiconductors)	684	13,960
Susquehanna Bancshares, Inc. (Banks)	8,550	174,164
Swift Energy Co.* (Oil & Gas)	1,026	46,160
SWS Group, Inc. (Diversified Financial Services)	2,223	27,187
Sykes Enterprises, Inc.* (Computers)	2,052	36,095
Symmetricom, Inc.* (Telecommunications)	4,617	16,113
Symmetry Medical, Inc.* (Healthcare-Products)	1,197	19,870
Synaptics, Inc.* (Computers)	1,197	28,584
SYNNEX Corp.* (Software)	1,710	36,286
Take-Two Interactive Software, Inc.* (Software)	3,420	87,278
Tanger Factory Outlet Centers, Inc. (REIT)	3,078	118,411
Technitrol, Inc. (Electronics)	4,104	94,926
Tetra Tech, Inc.* (Environmental Control)	3,591	70,060
TETRA Technologies, Inc.* (Oil & Gas Services)	2,394	37,921
Texas Industries, Inc. (Building Materials)	1,710	102,788
Texas Roadhouse, Inc. - Class A* (Retail)	2,223	21,785
The Andersons, Inc. (Agriculture)	1,026	45,770
The Cato Corp. - Class A (Retail)	3,078	45,985
The Children’s Place Retail Stores, Inc.* (Retail)	684	16,799
The Finish Line, Inc. - Class A (Retail)	4,275	20,349
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	2,394	62,771
The Hain Celestial Group, Inc.* (Food)	2,052	60,534
The Knot, Inc.* (Internet)	1,197	14,065
The Men’s Wearhouse, Inc. (Retail)	2,394	55,708
The Nautilus Group, Inc. (Leisure Time)	3,249	10,689
The Navigators Group, Inc.* (Insurance)	684	37,210
The Pep Boys—Manny, Moe & Jack (Retail)	4,104	40,876
The Standard Register Co. (Household Products/Wares)	1,197	9,325
The Steak n Shake Co.* (Retail)	2,907	22,878
Theragenics Corp.* (Pharmaceuticals)	3,420	13,475
THQ, Inc.* (Software)	3,078	67,100
Tollgrade Communications, Inc.* (Telecommunications)	1,368	7,168
Tower Group, Inc. (Insurance)	1,026	25,824
Tredegar Corp. (Miscellaneous Manufacturing)	2,394	43,595
TreeHouse Foods, Inc.* (Food)	3,078	70,363
Triad Guaranty, Inc.* (Insurance)	1,197	5,985
Triarc Cos., Inc. (Retail)	6,327	43,720
Triumph Group, Inc. (Aerospace/Defense)	1,026	58,410
Tronox, Inc. - Class B (Chemicals)	4,104	16,006
TrueBlue, Inc.* (Commercial Services)	2,052	27,579
TrustCo Bank Corp. NY (Banks)	7,524	66,888
TTM Technologies, Inc.* (Electronics)	2,223	25,164
Tuesday Morning Corp.* (Retail)	3,078	15,944
Tween Brands, Inc.* (Retail)	1,197	29,614
UGI Corp. (Gas)	10,773	268,463
UIL Holdings Corp. (Electric)	2,565	77,283

See accompanying notes to the Schedules of Portfolio Investments.

Ultratech Stepper, Inc.* (Semiconductors)	2,394	23,006
UMB Financial Corp. (Banks)	2,736	112,723
Umpqua Holdings Corp. (Banks)	5,985	92,827
UniFirst Corp. (Textiles)	1,368	50,739
Unisource Energy Corp. (Electric)	3,591	79,936
United Bankshares, Inc. (Banks)	3,933	104,814
United Community Banks, Inc. (Banks)	4,104	69,686
United Fire & Casualty Co. (Insurance)	2,223	83,140
United Stationers, Inc.* (Distribution/Wholesale)	2,565	122,351
Universal Electronics, Inc.* (Home Furnishings)	684	16,560
Universal Forest Products, Inc. (Building Materials)	1,881	60,568
Valmont Industries, Inc. (Metal Fabricate/Hardware)	855	75,146
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	4,446	125,155
Veeco Instruments, Inc.* (Semiconductors)	3,249	54,031
Viad Corp. (Commercial Services)	2,052	73,893
Vicor Corp. (Electrical Components & Equipment)	1,368	16,334
ViroPharma, Inc.* (Pharmaceuticals)	3,591	32,104
Vital Signs, Inc. (Healthcare-Products)	342	17,322
Volt Information Sciences, Inc.* (Commercial Services)	1,368	23,201
W-H Energy Services, Inc.* (Oil & Gas Services)	1,026	70,640
Wabash National Corp. (Auto Manufacturers)	3,078	27,671
Watsco, Inc. (Distribution/Wholesale)	2,565	106,242
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	1,539	87,338
Watts Water Technologies, Inc. - Class A (Electronics)	3,249	91,069
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,130	42,374
WD-40 Co. (Household Products/Wares)	855	28,429
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,710	75,633
Whitney Holding Corp. (Banks)	6,840	169,564
Winnebago Industries, Inc. (Home Builders)	1,026	17,339
Wintrust Financial Corp. (Banks)	1,197	41,835
Wolverine World Wide, Inc. (Apparel)	2,052	59,529
Woodward Governor Co. (Electronics)	3,078	82,244
World Fuel Services Corp. (Retail)	1,197	33,600
X-Rite, Inc.* (Electronics)	2,907	17,355
Zale Corp.* (Retail)	4,446	87,853
Zep, Inc. (Chemicals)	1,026	16,642

TOTAL COMMON STOCKS
(Cost $19,778,695)		25,070,334

TOTAL INVESTMENT SECURITIES
(Cost $19,778,695)—99.9%		25,070,334
Net other assets (liabilities)—0.1%		14,037

NET ASSETS—100.0%		$25,084,371

*	Non-income producing security
(a)	Represents a security purchased on a when-issued basis.
(^)	All or a portion of this security is designated on the ProFund VP Small-Cap Value’s records as collateral for when-issued securities.

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Aerospace/Defense	1.3%
Agriculture	0.4%
Airlines	0.2%
Apparel	1.1%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.3%
Banks	9.2%
Beverages	0.1%
Biotechnology	0.8%
Building Materials	1.9%
Chemicals	2.7%
Coal	1.4%
Commercial Services	4.4%
Computers	0.9%
Distribution/Wholesale	1.6%
Diversified Financial Services	0.9%
Electric	2.4%
Electrical Components & Equipment	1.3%
Electronics	5.3%
Engineering & Construction	1.6%
Entertainment	0.3%
Environmental Control	0.3%
Food	2.4%
Forest Products & Paper	1.1%
Gas	6.1%
Hand/Machine Tools	0.8%
Healthcare-Products	2.0%
Healthcare-Services	1.4%
Home Builders	0.8%
Home Furnishings	0.7%
Household Products/Wares	0.4%

See accompanying notes to the Schedules of Portfolio Investments.

Housewares	0.2%
Insurance	2.8%
Internet	0.7%
Iron/Steel	0.1%
Leisure Time	NM
Lodging	0.2%
Machinery—Construction & Mining	0.2%
Machinery-Diversified	2.4%
Media	0.2%
Metal Fabricate/Hardware	1.2%
Mining	0.8%
Miscellaneous Manufacturing	2.5%
Office Furnishings	0.2%
Oil & Gas	1.4%
Oil & Gas Services	1.7%
Packaging & Containers	NM
Pharmaceuticals	0.9%
REIT	10.8%
Real Estate	0.2%
Retail	6.4%
Savings & Loans	1.6%
Semiconductors	4.3%
Software	2.4%
Storage/Warehousing	0.1%
Telecommunications	1.9%
Textiles	0.6%
Toys/Games/Hobbies	0.2%
Transportation	1.5%
Water	0.2%
Other**	0.1%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (99.9%)
A.H. Belo Corp. - Class A*(^) (Media)	790	$9,030
AAR Corp.*(^) (Aerospace/Defense)	5,925	161,575
Aaron Rents, Inc. (Commercial Services)	5,530	119,116
Abaxis, Inc.* (Healthcare - Products)	3,555	82,369
Air Methods Corp.* (Healthcare - Services)	1,580	76,425
Albany International Corp. - Class A (Machinery-Diversified)	1,580	57,101
Allscripts Healthcare Solutions, Inc.* (Software)	3,950	40,764
AMCOL International Corp. (Mining)	2,370	74,015
Amedisys, Inc.* (Healthcare - Services)	4,345	170,932
American Medical Systems Holdings, Inc.* (Healthcare - Products)	11,455	162,546
AMERIGROUP Corp.* (Healthcare - Services)	2,765	75,567
AMN Healthcare Services, Inc.* (Commercial Services)	4,740	73,091
AmSurg Corp.* (Healthcare - Services)	5,135	121,597
Analogic Corp. (Electronics)	790	52,567
Anixter International, Inc.* (Telecommunications)	1,975	126,479
Ansoft Corp.* (Computers)	2,370	72,332
ANSYS, Inc.* (Software)	12,640	436,333
Arbitron, Inc. (Commercial Services)	4,345	187,530
ArQule, Inc.* (Biotechnology)	1,975	8,453
ArthroCare Corp.* (Healthcare - Products)	2,370	79,039
Astec Industries, Inc.* (Machinery - Construction & Mining)	1,185	45,931
ATMI, Inc.* (Semiconductors)	1,975	54,964
Atwood Oceanics, Inc.* (Oil & Gas)	1,975	181,147
Avid Technology, Inc.* (Software)	3,160	76,914
Baldor Electric Co. (Hand/Machine Tools)	2,370	66,360
Bankrate, Inc.* (Commercial Services)	1,975	98,533
Basic Energy Services, Inc.* (Oil & Gas Services)	3,555	78,494
Bel Fuse, Inc. - Class B (Electronics)	790	22,009
Biolase Technology, Inc.* (Healthcare - Products)	2,370	7,323
Blackbaud, Inc. (Software)	7,110	172,631
Blue Coat Systems, Inc.* (Internet)	2,765	60,941
Blue Nile, Inc.* (Internet)	1,185	64,168
Boston Beer Co., Inc. - Class A* (Beverages)	1,580	75,113
Boston Private Financial Holdings, Inc. (Banks)	3,160	33,464
Bowne & Co., Inc. (Commercial Services)	1,580	24,095
Brady Corp. - Class A (Electronics)	4,740	158,458
Bright Horizons Family Solutions, Inc.* (Commercial Services)	4,345	187,009
Brightpoint, Inc.* (Distribution/Wholesale)	8,295	69,346
Bristow Group, Inc.* (Transportation)	1,975	105,998
Brush Engineered Materials, Inc.* (Mining)	3,160	81,117
Buffalo Wild Wings, Inc.* (Retail)	790	19,355
Cabot Microelectronics Corp.* (Chemicals)	2,370	76,196
Cabot Oil & Gas Corp. (Oil & Gas)	15,405	783,190
CACI International, Inc. - Class A* (Computers)	4,740	215,907
California Pizza Kitchen, Inc.* (Retail)	2,765	36,249
CARBO Ceramics, Inc. (Oil & Gas Services)	3,160	126,716
Cascade Bancorp (Banks)	2,765	26,433
Cascade Corp. (Machinery-Diversified)	790	38,955
Casey’s General Stores, Inc. (Retail)	3,555	80,343
Cash America International, Inc. (Retail)	2,370	86,268
Catapult Communications Corp.* (Computers)	790	4,069
CEC Entertainment, Inc.* (Retail)	4,740	136,891
Centene Corp.* (Healthcare - Services)	2,765	38,544
Century Aluminum Co.* (Mining)	1,580	104,659
Ceradyne, Inc.* (Miscellaneous Manufacturing)	4,345	138,866
Charlotte Russe Holding, Inc.* (Retail)	2,370	41,096
Chattem, Inc.* (Cosmetics/Personal Care)	3,160	209,634
Checkpoint Systems, Inc.* (Electronics)	2,370	63,635
Chemed Corp. (Commercial Services)	2,370	100,014
Christopher & Banks Corp. (Retail)	5,530	55,245
Clarcor, Inc. (Miscellaneous Manufacturing)	4,345	154,465
Coinstar, Inc.* (Commercial Services)	4,345	122,268
Comtech Telecommunications Corp.* (Telecommunications)	3,950	154,050
Concur Technologies, Inc.* (Software)	6,715	208,501
CONMED Corp.* (Healthcare - Products)	1,580	40,511
Consolidated Graphics, Inc.* (Commercial Services)	790	44,280
Cooper Cos., Inc. (Healthcare - Products)	7,110	244,797
Crocs, Inc.* (Apparel)	13,035	227,721
CryoLife, Inc.* (Biotechnology)	1,185	11,139
Cubic Corp. (Electronics)	1,580	44,919
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	6,320	116,414
Curtiss-Wright Corp. (Aerospace/Defense)	7,110	294,923
Cyberonics, Inc.* (Healthcare - Products)	1,580	22,910
CyberSource Corp.* (Internet)	5,925	86,564
Cymer, Inc.* (Electronics)	1,975	51,429
Daktronics, Inc. (Electronics)	5,530	99,042
DealerTrack Holdings, Inc.* (Internet)	4,740	95,843
Deckers Outdoor Corp.* (Apparel)	1,975	212,944
Delphi Financial Group, Inc. - Class A (Insurance)	4,740	138,550

See accompanying notes to the Schedules of Portfolio Investments.

Deltic Timber Corp. (Forest Products & Paper)	1,580	88,006
Digi International, Inc.* (Software)	1,975	22,792
Diodes, Inc.* (Semiconductors)	5,135	112,765
Dionex Corp.* (Electronics)	3,160	243,288
Dress Barn, Inc.* (Retail)	7,110	92,003
Drew Industries, Inc.* (Building Materials)	2,765	67,632
Drill-Quip, Inc.* (Oil & Gas Services)	4,345	201,912
DSP Group, Inc.* (Semiconductors)	2,370	30,194
East West Bancorp, Inc. (Banks)	6,320	112,180
El Paso Electric Co.* (Electric)	2,765	59,088
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,975	61,600
Enzo Biochem, Inc.* (Biotechnology)	1,580	14,362
Epicor Software Corp.* (Software)	9,480	106,176
EPIQ Systems, Inc.* (Software)	4,345	67,434
Esterline Technologies Corp.* (Aerospace/Defense)	1,975	99,481
Extra Space Storage, Inc. (REIT)	4,345	70,346
FactSet Research Systems, Inc. (Computers)	6,715	361,737
FairPoint Communications, Inc. (Telecommunications)	12,640	114,013
FARO Technologies, Inc.* (Electronics)	2,765	86,213
First Cash Financial Services, Inc.* (Retail)	4,740	48,964
FLIR Systems, Inc.* (Electronics)	21,725	653,705
Flowers Foods, Inc. (Food)	8,690	215,077
Forestar Real Estate Group, Inc.* (Real Estate)	2,765	68,876
Forward Air Corp. (Transportation)	4,740	167,986
Fossil, Inc.* (Household Products/Wares)	7,505	229,203
Gardner Denver, Inc.* (Machinery-Diversified)	5,135	190,508
GenCorp, Inc.* (Aerospace/Defense)	2,370	24,387
General Communication, Inc. - Class A* (Telecommunications)	4,740	29,104
Genesco, Inc.* (Retail)	2,370	54,771
Glacier Bancorp, Inc. (Banks)	3,950	75,722
Greatbatch, Inc.* (Electrical Components & Equipment)	1,975	36,360
Gulf Island Fabrication, Inc. (Oil & Gas Services)	790	22,689
Haemonetics Corp.* (Healthcare - Products)	3,950	235,341
Hancock Holding Co. (Banks)	1,580	66,392
Headwaters, Inc.* (Energy - Alternate Sources)	6,715	88,571
Healthcare Services Group, Inc. (Commercial Services)	3,555	73,375
HealthExtras, Inc.* (Pharmaceuticals)	5,925	147,177
Healthways, Inc.* (Healthcare - Services)	5,530	195,430
Heartland Express, Inc. (Transportation)	9,085	129,552
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	14,615	460,372
Hibbett Sports, Inc.* (Retail)	5,135	79,284
Hilb, Rogal, and Hobbs Co. (Insurance)	3,950	124,306
Hillenbrand, Inc.*(a) (Commercial Services)	4,740	104,754
HMS Holdings Corp.* (Commercial Services)	1,975	56,386
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	3,555	162,357
Hot Topic, Inc.* (Retail)	3,950	17,025
Hub Group, Inc. - Class A* (Transportation)	2,765	90,941
Hutchinson Technology, Inc.* (Computers)	2,370	37,707
Iconix Brand Group, Inc.* (Apparel)	2,370	41,120
ICU Medical, Inc.* (Healthcare - Products)	1,975	56,821
IDEXX Laboratories, Inc.* (Healthcare - Products)	9,875	486,442
IHOP Corp. (Retail)	790	37,841
Immucor, Inc.* (Healthcare - Products)	11,060	236,020
Infinity Property & Casualty Corp. (Insurance)	2,765	115,024
Informatica Corp.* (Software)	5,530	94,342
Infospace, Inc. (Internet)	5,135	59,412
Integra LifeSciences Holdings* (Biotechnology)	2,765	120,195
Interface, Inc. - Class A (Office Furnishings)	2,765	38,848
Intevac, Inc.* (Machinery-Diversified)	3,555	46,037
inVentiv Health, Inc.* (Advertising)	5,135	147,939
Investment Technology Group, Inc.* (Diversified Financial Services)	4,345	200,652
ION Geophysical Corp.* (Oil & Gas Services)	4,740	65,412
Itron, Inc.* (Electronics)	2,765	249,486
J & J Snack Foods Corp. (Food)	1,185	32,552
j2 Global Communications, Inc.* (Internet)	7,900	176,328
Jack in the Box, Inc.* (Retail)	6,320	169,818
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	2,370	65,341
JDA Software Group, Inc.* (Software)	1,580	28,835
Jos. A. Bank Clothiers, Inc.* (Retail)	2,765	56,683
K-Swiss, Inc. - Class A (Apparel)	4,345	68,738
Kaydon Corp. (Metal Fabricate/Hardware)	1,975	86,722
Kendle International, Inc.* (Commercial Services)	1,975	88,717
Kensey Nash Corp.* (Healthcare - Products)	1,975	57,176
Kirby Corp.* (Transportation)	5,135	292,695
Knight Transportation, Inc. (Transportation)	9,085	149,539
Kopin Corp.* (Semiconductors)	3,950	10,507
Landstar System, Inc. (Transportation)	8,690	453,270
LCA-Vision, Inc. (Healthcare - Products)	3,160	39,500
LHC Group, Inc.* (Healthcare - Services)	2,370	39,816
LifeCell Corp.* (Biotechnology)	4,740	199,222
Lindsay Manufacturing Co. (Machinery-Diversified)	1,185	121,427

See accompanying notes to the Schedules of Portfolio Investments.

Littelfuse, Inc.* (Electrical Components & Equipment)	1,580	55,253
LKQ Corp.* (Distribution/Wholesale)	18,170	408,280
LoJack Corp.* (Electronics)	3,160	39,942
Lufkin Industries, Inc. (Oil & Gas Services)	1,185	75,627
MagneTek, Inc.* (Electrical Components & Equipment)	1,580	5,435
Manhattan Associates, Inc.* (Computers)	2,370	54,344
Mannatech, Inc. (Pharmaceuticals)	2,370	16,898
ManTech International Corp. - Class A* (Software)	1,975	89,586
Martek Biosciences Corp.* (Biotechnology)	5,135	156,977
Matrix Service Co.* (Oil & Gas Services)	1,975	33,931
MAXIMUS, Inc. (Commercial Services)	1,185	43,501
Mentor Corp. (Healthcare - Products)	2,765	71,116
Mercury Computer Systems, Inc.* (Computers)	1,580	8,880
Meridian Bioscience, Inc. (Healthcare - Products)	3,950	132,048
Merit Medical Systems, Inc.* (Healthcare - Products)	4,345	68,781
Meritage Homes Corp.* (Home Builders)	4,345	83,945
Micros Systems, Inc.* (Computers)	13,430	452,054
Microsemi Corp.* (Semiconductors)	5,925	135,090
Midas, Inc.* (Commercial Services)	790	13,580
Mobile Mini, Inc.* (Storage/Warehousing)	3,160	60,040
Molina Healthcare, Inc.* (Healthcare - Services)	2,370	57,875
Monarch Casino & Resort, Inc.* (Lodging)	2,370	41,973
Moog, Inc. - Class A* (Aerospace/Defense)	3,555	150,057
Movado Group, Inc. (Retail)	1,185	23,096
MTS Systems Corp. (Computers)	1,580	50,971
Multimedia Games, Inc.* (Leisure Time)	1,975	10,547
Myers Industries, Inc. (Miscellaneous Manufacturing)	2,370	31,118
Nara Bancorp, Inc. (Banks)	3,555	46,179
NATCO Group, Inc. - Class A* (Oil & Gas Services)	1,580	73,865
NETGEAR, Inc.* (Telecommunications)	5,530	110,323
Network Equipment Technologies, Inc.* (Telecommunications)	1,185	7,785
NewMarket Corp. (Chemicals)	2,370	178,816
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,975	17,736
Oceaneering International, Inc.* (Oil & Gas Services)	8,690	547,470
Odyssey Healthcare, Inc.* (Healthcare - Services)	2,370	21,330
Old Dominion Freight Line, Inc.* (Transportation)	2,765	88,010
Omnicell, Inc.* (Software)	2,370	47,637
optionsXpress Holdings, Inc. (Diversified Financial Services)	7,110	147,248
Orbital Sciences Corp.* (Aerospace/Defense)	8,690	209,429
P.F. Chang’s China Bistro, Inc.* (Retail)	4,345	123,572
Palomar Medical Technologies, Inc.* (Healthcare - Products)	2,765	41,752
Panera Bread Co. - Class A* (Retail)	5,135	215,105
Papa John’s International, Inc.* (Retail)	3,160	76,504
PAREXEL International Corp.* (Commercial Services)	3,160	82,476
Patriot Coal Corp.* (Coal)	2,765	129,872
Pediatrix Medical Group, Inc.* (Healthcare - Services)	7,900	532,460
Peet’s Coffee & Tea, Inc.* (Beverages)	790	18,573
Penn Virginia Corp. (Oil & Gas)	5,925	261,233
Perficient, Inc.* (Internet)	2,370	18,818
Pericom Semiconductor Corp.* (Semiconductors)	1,580	23,194
Perry Ellis International, Inc.* (Apparel)	790	17,246
PetMed Express, Inc.* (Pharmaceuticals)	3,950	43,806
Petroleum Development* (Oil & Gas)	2,370	164,170
PetroQuest Energy, Inc.* (Oil & Gas)	4,740	82,192
Pharmanet Development Group, Inc.* (Commercial Services)	3,160	79,727
PharMerica Corp.* (Pharmaceuticals)	4,740	78,542
Phase Forward, Inc.* (Software)	2,370	40,480
Philadelphia Consolidated Holding Corp.* (Insurance)	9,480	305,256
Phoenix Technologies, Ltd.* (Software)	1,580	24,743
Pioneer Drilling Co.* (Oil & Gas)	4,345	69,216
Planar Systems, Inc.* (Electronics)	1,185	4,752
Plexus Corp.* (Electronics)	2,765	77,558
Polaris Industries, Inc. (Leisure Time)	5,530	226,785
Pool Corp. (Distribution/Wholesale)	7,505	141,769
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	2,370	101,649
Pre-Paid Legal Services, Inc.* (Commercial Services)	1,580	67,008
PrivateBancorp, Inc. (Banks)	3,160	99,445
ProAssurance Corp.* (Insurance)	3,555	191,366
Progress Software Corp.* (Software)	3,950	118,184
Prosperity Bancshares, Inc. (Banks)	2,765	79,245
PSS World Medical, Inc.* (Healthcare - Products)	6,715	111,872
Quality Systems, Inc. (Software)	2,765	82,591
Quanex Corp. (Metal Fabricate/Hardware)	5,925	306,559
Quiksilver, Inc.* (Apparel)	13,825	135,623
Radiant Systems, Inc.* (Computers)	1,580	22,073
Radio One, Inc. - Class D* (Media)	7,110	10,807
RadiSys Corp.* (Computers)	1,580	15,942
Ralcorp Holdings, Inc.* (Food)	2,765	160,785
RC2 Corp.* (Toys/Games/Hobbies)	1,975	41,416
Red Robin Gourmet Burgers, Inc.* (Retail)	1,580	59,361
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,135	98,541

See accompanying notes to the Schedules of Portfolio Investments.

Rewards Network, Inc.* (Commercial Services)	2,370	10,618
RLI Corp. (Insurance)	1,580	78,321
Robbins & Myers, Inc. (Machinery-Diversified)	1,580	51,587
Rogers Corp.* (Electronics)	1,580	52,788
RTI International Metals, Inc.* (Mining)	1,580	71,432
Ruth’s Chris Steak House, Inc.* (Retail)	1,580	10,918
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	4,345	27,287
Sanderson Farms, Inc. (Food)	1,580	60,056
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,160	63,200
ScanSource, Inc.* (Distribution/Wholesale)	3,950	142,950
Sciele Pharma, Inc.* (Pharmaceuticals)	5,530	107,835
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,975	168,586
Secure Computing Corp.* (Internet)	9,085	58,598
Select Comfort Corp.* (Retail)	7,505	27,018
Shaw Group, Inc.* (Engineering & Construction)	5,925	279,304
Shuffle Master, Inc.* (Entertainment)	5,530	29,586
SI International, Inc.* (Computers)	1,580	30,320
Signature Bank* (Banks)	2,370	60,435
Simpson Manufacturing Co., Inc. (Building Materials)	5,925	161,041
Skechers U.S.A., Inc. - Class A* (Apparel)	1,975	39,915
SkyWest, Inc. (Airlines)	5,925	125,136
Skyworks Solutions, Inc.* (Semiconductors)	7,505	54,636
Smith Micro Software, Inc.* (Software)	4,740	29,009
Sonic Corp.* (Retail)	9,875	217,645
Sonic Solutions* (Electronics)	4,345	41,929
Spartan Motors, Inc. (Auto Parts & Equipment)	1,975	16,709
SPSS, Inc.* (Software)	3,160	122,545
St. Mary Land & Exploration Co. (Oil & Gas)	9,875	380,187
Stage Stores, Inc. (Retail)	6,715	108,783
Stamps.com, Inc.* (Internet)	2,765	28,369
Standard Microsystems Corp.* (Semiconductors)	1,580	46,104
Standard Pacific Corp. (Home Builders)	10,270	49,912
Stone Energy Corp.* (Oil & Gas)	1,975	103,312
Stratasys, Inc.* (Computers)	3,555	63,279
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	1,185	9,764
Sunrise Assisted Living, Inc.* (Healthcare - Services)	7,110	158,411
Superior Well Services, Inc.* (Oil & Gas Services)	2,370	51,832
Supertex, Inc.* (Semiconductors)	1,185	24,186
SurModics, Inc.* (Healthcare - Products)	2,370	99,256
Swift Energy Co.* (Oil & Gas)	3,160	142,168
Sykes Enterprises, Inc.* (Computers)	1,975	34,740
Symmetry Medical, Inc.* (Healthcare - Products)	3,555	59,013
Synaptics, Inc.* (Computers)	2,370	56,596
Take-Two Interactive Software, Inc.* (Software)	6,320	161,286
Teledyne Technologies, Inc.* (Aerospace/Defense)	5,530	259,910
Tetra Tech, Inc.* (Environmental Control)	3,555	69,358
TETRA Technologies, Inc.* (Oil & Gas Services)	7,900	125,136
Texas Industries, Inc. (Building Materials)	1,580	94,974
Texas Roadhouse, Inc. - Class A* (Retail)	5,135	50,323
The Andersons, Inc. (Agriculture)	1,185	52,863
The Children’s Place Retail Stores, Inc.* (Retail)	2,765	67,908
The Gymboree Corp.* (Apparel)	4,740	189,031
The Hain Celestial Group, Inc.* (Food)	3,160	93,220
The Knot, Inc.* (Internet)	2,370	27,848
The Men’s Wearhouse, Inc. (Retail)	4,740	110,300
The Navigators Group, Inc.* (Insurance)	1,185	64,464
THQ, Inc.* (Software)	5,530	120,554
Toro Co. (Housewares)	6,320	261,585
Tower Group, Inc. (Insurance)	1,580	39,769
Tractor Supply Co.* (Retail)	5,530	218,546
TradeStation Group, Inc.* (Diversified Financial Services)	4,740	40,385
Trimble Navigation, Ltd.* (Electronics)	19,355	553,359
Triumph Group, Inc. (Aerospace/Defense)	1,185	67,462
TrueBlue, Inc.* (Commercial Services)	3,555	47,779
TTM Technologies, Inc.* (Electronics)	3,160	35,771
Tween Brands, Inc.* (Retail)	1,975	48,862
Tyler Technologies, Inc.* (Computers)	5,530	77,309
UCBH Holdings, Inc. (Banks)	16,590	128,738
UMB Financial Corp. (Banks)	1,580	65,096
Unit Corp.* (Oil & Gas)	7,505	425,158
United Natural Foods, Inc.* (Food)	6,715	125,638
United Online, Inc. (Internet)	10,665	112,622
Universal Electronics, Inc.* (Home Furnishings)	1,185	28,689
Universal Technical Institute, Inc.* (Commercial Services)	3,950	46,334
USANA Health Sciences, Inc.* (Pharmaceuticals)	1,185	26,106
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,185	104,150
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	5,135	144,550
ViaSat, Inc.* (Telecommunications)	4,345	94,373
Vicor Corp. (Electrical Components & Equipment)	790	9,433
ViroPharma, Inc.* (Pharmaceuticals)	5,530	49,438
Vital Signs, Inc. (Healthcare - Products)	790	40,014
Volcom, Inc.* (Apparel)	2,370	47,898

See accompanying notes to the Schedules of Portfolio Investments.

W-H Energy Services, Inc.* (Oil & Gas Services)	3,555	244,762
Waste Connections, Inc.* (Environmental Control)	11,060	339,984
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	4,345	246,579
WD-40 Co. (Household Products/Wares)	1,185	39,401
Websense, Inc.* (Internet)	7,110	133,312
West Pharmaceutical Services, Inc. (Healthcare - Products)	2,370	104,825
Wilshire Bancorp, Inc. (Banks)	2,765	21,125
Winnebago Industries, Inc. (Home Builders)	3,160	53,404
Wintrust Financial Corp. (Banks)	1,580	55,221
WMS Industries, Inc.* (Leisure Time)	6,715	241,539
Wolverine World Wide, Inc. (Apparel)	5,135	148,966
Woodward Governor Co. (Electronics)	3,950	105,544
World Acceptance Corp.* (Diversified Financial Services)	2,765	88,065
World Fuel Services Corp. (Retail)	2,765	77,614
Wright Express Corp.* (Commercial Services)	6,320	194,214
Zenith National Insurance Corp. (Insurance)	5,925	212,470
Zep, Inc. (Chemicals)	1,580	25,628
Zumiez, Inc.* (Retail)	2,765	43,383

TOTAL COMMON STOCKS
(Cost $28,897,028)		37,341,064

TOTAL INVESTMENT SECURITIES
(Cost $28,897,028)—99.9%		37,341,064
Net other assets (liabilities)—0.1%		38,027

NET ASSETS—100.0%		$37,379,091

(a)	Represents a security purchased on a when-issued basis.
(^)	All or a portion of this security is designated on the ProFund VP Small-Cap Growth’s records as collateral for when-issued securities.
*	Non-income producing security

ProFunds VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Advertising	0.4%
Aerospace/Defense	3.5%
Agriculture	0.1%
Airlines	0.3%
Apparel	3.0%
Auto Parts & Equipment	NM
Banks	2.4%
Beverages	0.3%
Biotechnology	1.7%
Building Materials	0.9%
Chemicals	0.8%
Coal	0.3%
Commercial Services	5.6%
Computers	4.2%
Cosmetics/Personal Care	0.6%
Distribution/Wholesale	2.1%
Diversified Financial Services	1.5%
Electric	0.2%
Electrical Components & Equipment	0.2%
Electronics	7.0%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.7%
Entertainment	0.1%
Environmental Control	1.1%
Food	1.8%
Forest Products & Paper	0.2%
Hand/Machine Tools	0.2%
Healthcare - Products	6.8%
Healthcare - Services	4.0%
Home Builders	0.4%
Home Furnishings	0.1%
Household Products/Wares	0.7%
Housewares	0.7%
Insurance	3.4%
Internet	2.8%
Leisure Time	1.2%
Lodging	0.1%
Machinery - Construction & Mining	0.1%
Machinery - Diversified	1.3%
Media	NM
Metal Fabricate/Hardware	1.3%
Mining	0.9%
Miscellaneous Manufacturing	1.1%
Office Furnishings	0.1%
Oil & Gas	6.9%
Oil & Gas Services	6.5%
Pharmaceuticals	1.6%
REIT	0.2%
Real Estate	0.2%
Retail	6.6%
Semiconductors	1.7%
Software	5.7%
Storage/Warehousing	0.2%
Telecommunications	1.7%
Toys/Games/Hobbies	0.3%
Transportation	3.9%
Other**	0.1%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks† (98.4%)
Aluminum Corp. of China, Ltd. (Mining)	99,696	$4,030,709
American Oriental Bioengineering, Inc.* (Biotechnology)	173,104	1,402,142
AU Optronics Corp. (Electronics)	157,728	2,711,344
Baidu.com, Inc.* (Internet)	16,368	3,922,264
BHP Billiton, Ltd. (Mining)	120,032	7,904,107
CDC Corp. - Class A* (Internet)	215,760	761,633
China Life Insurance Co., Ltd. (Insurance)	166,656	8,676,111
China Mobile, Ltd. (Telecommunications)	240,064	18,007,201
China Petroleum and Chemical Corp. (Oil & Gas)	84,320	7,249,834
Chunghwa Telecom Co., Ltd. (Telecommunications)	132,205	3,439,974
CNOOC, Ltd. (Oil & Gas)	42,160	6,188,666
Ctrip.com International, Ltd. (Internet)	54,560	2,892,771
Flextronics International, Ltd.* (Electronics)	193,936	1,821,059
Focus Media Holding, Ltd.* (Advertising)	54,064	1,900,350
HDFC Bank, Ltd. (Banks)	30,752	3,021,077
Home Inns & Hotels Management, Inc.* (Lodging)	57,536	1,132,884
Icici Bank, Ltd. (Banks)	66,960	2,557,202
Infosys Technologies, Ltd. (Software)	64,480	2,306,450
Kookmin Bank (Banks)	37,696	2,112,861
Netease.com, Inc.* (Internet)	110,608	2,124,780
PetroChina Company, Ltd. (Oil & Gas)	100,688	12,617,213
Philippine Long Distance Telephone Co. (Telecommunications)	43,648	2,900,846
POSCO (Iron/Steel)	33,728	4,012,957
Satyam Computer Services, Ltd. (Software)	92,752	2,095,268
SINA Corp.* (Internet)	55,552	1,958,208
SK Telecom Co., Ltd. (Telecommunications)	105,152	2,272,335
Sohu.com, Inc.* (Internet)	76,880	3,469,594
Suntech Power Holdings Co., Ltd.* (Energy - Alternate Sources)	56,048	2,273,307
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	438,960	4,508,119
United Microelectronics Corp. (Semiconductors)	526,115	1,778,269

TOTAL COMMON STOCKS
(Cost $65,765,200)		122,049,535

	Principal
	Amount

Repurchase Agreements (1.6%)
Deutsche Bank, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $715,042 (Collateralized by $719,000 Federal Home Loan Mortgage Corp., 2.88%, 4/30/10, market value $729,867)	$715,000	715,000
HSBC, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $767,045 (Collateralized by $791,000 Federal Home Loan Mortgage Corp., 2.08%**, 9/22/08, market value $783,190)	767,000	767,000
UBS, 2.15%, 4/1/08, dated 3/31/08, with a repurchase price of $461,028 (Collateralized by $419,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $470,738)	461,000	461,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,943,000)		1,943,000

TOTAL INVESTMENT SECURITIES
(Cost $67,708,200)—100.0%		123,992,535
Net other assets (liabilities) —NM		35,117

NET ASSETS—100.0%		$124,027,652

†	As of March 31, 2008, all securities in this portfolio were traded on U.S. Exchanges.
*	Non-income producing security
**	Represents the effective yield or interest rate in effect at March 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Advertising	1.5%
Banks	6.2%
Biotechnology	1.1%
Electronics	3.7%
Energy - Alternate Sources	1.8%
Insurance	7.0%
Internet	12.2%
Iron/Steel	3.2%
Lodging	0.9%
Mining	9.7%
Oil & Gas	21.1%
Semiconductors	5.0%
Software	3.6%
Telecommunications	21.4%
Other***	1.6%

ProFund VP Asia 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of March 31, 2008:

Australia	6.4%
China	43.3%
Hong Kong	20.1%
India	8.0%
Philippines	2.3%
Singapore	1.5%
South Korea	6.8%
Taiwan	10.0%
United States***	1.6%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks † (99.5%)
ABB, Ltd. (Engineering & Construction)	93,665	$2,521,462
Alcatel SA (Telecommunications)	124,450	716,832
Alcon, Inc. (Healthcare - Products)	13,755	1,956,649
ArcelorMittal (Iron/Steel)	41,920	3,429,056
ASML Holding NV* (Semiconductors)	49,421	1,226,135
AstraZeneca PLC (Pharmaceuticals)	44,540	1,692,075
Barclays PLC (Banks)	45,195	1,636,059
BP Amoco PLC (Oil & Gas)	64,190	3,893,123
Credit Suisse Group (Diversified Financial Services)	33,405	1,699,646
DaimlerChrysler AG (Auto Manufacturers)	29,475	2,521,586
Deutsche Bank AG (Banks)	17,685	1,999,289
Diageo PLC (Beverages)	24,235	1,970,790
Elan Corp. PLC* (Pharmaceuticals)	89,735	1,871,872
GlaxoSmithKline PLC (Pharmaceuticals)	62,225	2,640,207
HSBC Holdings PLC (Banks)	45,850	3,773,455
Millicom International Cellular SA* (Telecommunications)	16,375	1,548,256
Nokia OYJ (Telecommunications)	105,455	3,356,633
Novartis AG (Pharmaceuticals)	60,260	3,087,120
Rio Tinto PLC (Mining)	7,860	3,237,062
Royal Dutch Shell PLC - Class A (Oil & Gas)	64,190	4,427,826
Ryanair Holdings PLC* (Airlines)	33,405	944,693
Sanofi-Aventis (Pharmaceuticals)	65,500	2,458,870
SAP AG (Software)	44,540	2,207,848
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	20,960	1,214,842
Siemens AG (Miscellaneous Manufacturing)	22,925	2,497,450
Telefonaktiebolaget LM Ericsson (Telecommunications)	56,330	1,106,885
Tenaris SA (Iron/Steel)	36,025	1,795,846
Total Fina SA (Oil & Gas)	50,435	3,732,694
UBS AG (Diversified Financial Services)	49,125	1,414,800
Vodafone Group PLC (Telecommunications)	118,555	3,498,558

TOTAL COMMON STOCKS
(Cost $43,871,087)		70,077,619

	Principal
	Amount

Repurchase Agreements (0.1%)
Deutsche Bank, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $28,002 (Collateralized by $29,000 Federal National Mortgage Association, 1.84%**, 5/14/08, market value $28,936)	$28,000	28,000
HSBC, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $30,002 (Collateralized by $31,000 Federal Home Loan Mortgage Corp., 2.08%**, 9/22/08, market value $30,694)	30,000	30,000
UBS, 2.15%, 4/1/08, dated 3/31/08, with a repurchase price of $20,001 (Collateralized by $19,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $21,346)	20,000	20,000

TOTAL REPURCHASE AGREEMENTS
(Cost $78,000)		78,000

TOTAL INVESTMENT SECURITIES
(Cost $43,949,087)—99.6%		70,155,619
Net other assets (liabilities)—0.4%		278,302

NET ASSETS—100.0%		$70,433,921

†	As of March 31, 2008, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
**	Represents the effective yield or interest rate in effect at March 31, 2008.

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Airlines	1.3%
Auto Manufacturers	3.6%
Banks	10.5%
Beverages	2.8%
Diversified Financial Services	4.4%
Engineering & Construction	3.6%
Healthcare - Products	2.8%
Iron/Steel	7.5%
Mining	4.6%
Miscellaneous Manufacturing	3.5%
Oil & Gas	17.1%
Pharmaceuticals	18.4%
Semiconductors	1.7%
Software	3.1%
Telecommunications	14.6%
Other***	0.5%

ProFund VP Europe 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of March 31, 2008:

Finland	4.8%
France	9.8%
Germany	13.1%
Ireland	4.0%
Luxembourg	9.6%
Netherlands	1.7%
Sweden	1.6%
Switzerland	15.2%
United Kingdom	39.7%
United States***	0.5%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP International	March 31, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (95.0%)
Bank of America, 2.00%, 4/1/08+, dated 3/31/08, with a repurchase price of $169,009 (Collateralized by $168,000 Federal Home Loan Mortgage Corp., 5.65%, 2/23/17, market value $173,937)	$169,000	$169,000
Deutsche Bank, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $169,010 (Collateralized by $171,000 of various U.S. Government Agency Obligations, 1.84%*-2.88%, 5/14/08- 4/30/10, market value $172,874)	169,000	169,000
HSBC, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $169,010 (Collateralized by $175,000 Federal Home Loan Mortgage Corp., 2.08%*, 9/22/08, market value $173,272)	169,000	169,000
Merrill Lynch, 1.95%, 4/1/08+, dated 3/31/08, with a repurchase price of $169,009 (Collateralized by $173,000 Federal National Mortgage Association, 1.84%*, 5/14/08, market value $172,616)	169,000	169,000
UBS, 2.15%, 4/1/08+, dated 3/31/08, with a repurchase price of $167,010 (Collateralized by $153,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $171,892)	167,000	167,000

TOTAL REPURCHASE AGREEMENTS
(Cost $843,000)		843,000

TOTAL INVESTMENT SECURITIES
(Cost $843,000)—95.0%		843,000
Net other assets (liabilities)—5.0%		44,589

NET ASSETS—100.0%		$887,589

*	Represents the effective yield or interest rate in effect at March 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini MSCI EAFE Futures Contract expiring June 2008 (Underlying notional amount at value $103,230)	1	$5,312

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) terminating on 4/28/08	$780,511	$14,978

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Emerging Markets	March 31, 2008
(unaudited)
	Principal
	Amount	Value

Repurchase Agreements (101.3%)
Bank of America, 2.00%, 4/1/08+, dated 3/31/08, with a repurchase price of $504,028 (Collateralized by $498,000 Federal Home Loan Mortgage Corp., 5.65%, 2/23/17, market value $515,598)	$504,000	$504,000
Deutsche Bank, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $504,029 (Collateralized by $507,000 Federal Home Loan Mortgage Corp., 2.88%, 4/30/10, market value $514,663)	504,000	504,000
HSBC, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $504,029 (Collateralized by $521,000 Federal Home Loan Mortgage Corp., 2.08%*, 9/22/08, market value $515,856)	504,000	504,000
Merrill Lynch, 1.95%, 4/1/08+, dated 3/31/08, with a repurchase price of $504,027 (Collateralized by $516,000 Federal National Mortgage Association, 1.84%*, 5/14/08, market value $514,855)	504,000	504,000
UBS, 2.15%, 4/1/08+, dated 3/31/08, with a repurchase price of $503,030 (Collateralized by $458,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $514,553)	503,000	503,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,519,000)		2,519,000

TOTAL INVESTMENT SECURITIES
(Cost $2,519,000)—101.3%		2,519,000
Net other assets (liabilities)—(1.3)%		(31,622)

NET ASSETS—100.0%		$2,487,378

*	Represents the effective yield or interest rate in effect at March 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Emerging Markets 50 ADR Index terminating on 4/28/08	$2,482,957	$3,710

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	March 31, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (93.3%)
Bank of America, 2.00%, 4/1/08, dated 3/31/08, with a repurchase price of $2,769,154 (Collateralized by $2,728,000 Federal Home Loan Mortgage Corp., 5.65%, 2/23/17, market value $2,824,403)	$2,769,000	$2,769,000
Deutsche Bank, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $2,769,162 (Collateralized by $2,783,000 Federal Home Loan Mortgage Corp., 2.88%, 4/30/10, market value $2,825,064)	2,769,000	2,769,000
HSBC, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $2,769,162 (Collateralized by $2,830,000 Federal Home Loan Bank, 2.22%*, 4/18/08, market value $2,826,906)	2,769,000	2,769,000
Merrill Lynch, 1.95%, 4/1/08, dated 3/31/08, with a repurchase price of $2,769,150 (Collateralized by $2,831,000 Federal National Mortgage Association, 1.84%*, 5/14/08, market value $2,824,720)	2,769,000	2,769,000
UBS, 2.15%, 4/1/08, dated 3/31/08, with a repurchase price of $2,768,165 (Collateralized by $2,751,000 Federal National Mortgage Association, 5.32%, 4/3/12, market value $2,823,795)	2,768,000	2,768,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,844,000)		13,844,000

	Contracts

Options Purchased (NM)
Nikkei 225 Futures Put Option 7000 expiring April 2008	50	608

TOTAL OPTIONS PURCHASED
(Cost $1,450)		608

TOTAL INVESTMENT SECURITIES
(Cost $13,845,450)—93.3%		13,844,608
Net other assets (liabilities)—6.7%		995,343

NET ASSETS—100.0%		$14,839,951

*	Represents the effective yield or interest rate in effect at March 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
Nikkei 225 Futures Contract expiring June 2008 (Underlying notional amount at value $14,904,875)	235	$288,278

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (83.7%)
3M Co. (Miscellaneous Manufacturing)	2,227	$176,267
Abbott Laboratories (Pharmaceuticals)	4,862	268,139
Abercrombie & Fitch Co. - Class A (Retail)	272	19,894
ACE, Ltd.ADR (Insurance)	1,037	57,097
Adobe Systems, Inc.* (Software)	1,785	63,528
Advanced Micro Devices, Inc.* (Semiconductors)	1,904	11,215
Aetna, Inc. (Healthcare - Services)	1,564	65,829
Affiliated Computer Services, Inc. - Class A* (Computers)	306	15,334
AFLAC, Inc. (Insurance)	1,496	97,165
Agilent Technologies, Inc.* (Electronics)	1,156	34,483
Air Products & Chemicals, Inc. (Chemicals)	680	62,560
Akamai Technologies, Inc.* (Internet)	527	14,840
Alcoa, Inc. (Mining)	2,567	92,566
Allegheny Energy, Inc. (Electric)	527	26,614
Allegheny Technologies, Inc. (Iron/Steel)	323	23,049
Allergan, Inc. (Pharmaceuticals)	969	54,642
Allied Waste Industries, Inc.* (Environmental Control)	1,054	11,394
Allstate Corp. (Insurance)	1,768	84,970
Altera Corp. (Semiconductors)	969	17,859
Altria Group, Inc. (Agriculture)	6,630	147,186
Amazon.com, Inc.* (Internet)	969	69,090
Ambac Financial Group, Inc. (Insurance)	901	5,181
Ameren Corp. (Electric)	663	29,199
American Capital Strategies, Ltd. (Investment Companies)	612	20,906
American Electric Power, Inc. (Electric)	1,258	52,371
American Express Co. (Diversified Financial Services)	3,638	159,053
American International Group, Inc. (Insurance)	7,939	343,362
American Tower Corp.* (Telecommunications)	1,275	49,993
Ameriprise Financial, Inc. (Diversified Financial Services)	714	37,021
AmerisourceBergen Corp. (Pharmaceuticals)	510	20,900
Amgen, Inc.0* (Biotechnology)	3,417	142,762
Anadarko Petroleum Corp. (Oil & Gas)	1,479	93,221
Analog Devices, Inc. (Semiconductors)	918	27,099
Anheuser-Busch Cos., Inc. (Beverages)	2,244	106,478
AON Corp. (Insurance)	969	38,954
Apache Corp. (Oil & Gas)	1,054	127,344
Apartment Investment and Management Co. - Class A (REIT)	289	10,349
Apollo Group, Inc. - Class A* (Commercial Services)	425	18,360
Apple Computer, Inc.* (Computers)	2,771	397,638
Applera Corp. - Applied Biosystems Group (Electronics)	527	17,317
Applied Materials, Inc. (Semiconductors)	4,267	83,249
Archer-Daniels-Midland Co. (Agriculture)	2,023	83,267
Ashland, Inc. (Chemicals)	170	8,041
Assurant, Inc. (Insurance)	306	18,623
AT&T, Inc. (Telecommunications)	19,006	727,930
Autodesk, Inc.* (Software)	731	23,012
Automatic Data Processing, Inc. (Software)	1,649	69,901
AutoNation, Inc.* (Retail)	425	6,362
AutoZone, Inc.* (Retail)	136	15,481
Avalonbay Communities, Inc. (REIT)	238	22,972
Avery Dennison Corp. (Household Products/Wares)	340	16,745
Avon Products, Inc. (Cosmetics/Personal Care)	1,343	53,102
Baker Hughes, Inc. (Oil & Gas Services)	969	66,377
Ball Corp. (Packaging & Containers)	306	14,058
Bank of America Corp. (Banks)	13,991	530,399
Bank of New York Mellon Corp. (Banks)	3,587	149,686
Bard (C.R.), Inc. (Healthcare - Products)	323	31,137
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	340	16,425
Baxter International, Inc. (Healthcare - Products)	1,989	115,004
BB&T Corp. (Banks)	1,717	55,047
Bear Stearns Cos., Inc. (Diversified Financial Services)	374	3,923
Becton, Dickinson & Co. (Healthcare - Products)	765	65,675
Bed Bath & Beyond, Inc.* (Retail)	833	24,574
Bemis Co., Inc. (Packaging & Containers)	306	7,782
Best Buy Co., Inc. (Retail)	1,105	45,813
Big Lots, Inc.* (Retail)	289	6,445
Biogen Idec, Inc.* (Biotechnology)	935	57,680
BJ Services Co. (Oil & Gas Services)	918	26,172
Black & Decker Corp. (Hand/Machine Tools)	187	12,361
BMC Software, Inc.* (Software)	612	19,902
Boeing Co. (Aerospace/Defense)	2,414	179,529
Boston Properties, Inc. (REIT)	374	34,434
Boston Scientific Corp.* (Healthcare - Products)	4,233	54,479
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,239	132,891
Broadcom Corp. - Class A* (Semiconductors)	1,479	28,500
Brown-Forman Corp. (Beverages)	272	18,012
Brunswick Corp. (Leisure Time)	272	4,344
Burlington Northern Santa Fe Corp. (Transportation)	935	86,226
C.H. Robinson Worldwide, Inc. (Transportation)	544	29,594
CA, Inc. (Software)	1,224	27,540
Cameron International Corp.* (Oil & Gas Services)	680	28,315
Campbell Soup Co. (Food)	697	23,663
Capital One Financial Corp. (Diversified Financial Services)	1,173	57,735
See accompanying notes to the Schedules of Portfolio Investments.

Cardinal Health, Inc. (Pharmaceuticals)	1,122	58,916
Carnival Corp. - Class AADR (Leisure Time)	1,377	55,741
Caterpillar, Inc. (Machinery - Construction & Mining)	1,972	154,388
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	544	11,772
CBS Corp. - Class B (Media)	2,142	47,295
Celgene Corp.* (Biotechnology)	1,377	84,396
CenterPoint Energy, Inc. (Electric)	1,037	14,798
Centex Corp. (Home Builders)	391	9,466
CenturyTel, Inc. (Telecommunications)	340	11,302
Chesapeake Energy Corp. (Oil & Gas)	1,445	66,687
ChevronTexaco Corp. (Oil & Gas)	6,545	558,681
Chubb Corp. (Insurance)	1,173	58,040
Ciena Corp.* (Telecommunications)	272	8,386
CIGNA Corp. (Insurance)	884	35,864
Cincinnati Financial Corp. (Insurance)	527	20,047
Cintas Corp. (Textiles)	408	11,644
Cisco Systems, Inc.* (Telecommunications)	18,768	452,121
CIT Group, Inc. (Diversified Financial Services)	595	7,051
Citigroup, Inc. (Diversified Financial Services)	16,388	351,031
Citizens Communications Co. (Telecommunications)	1,037	10,878
Citrix Systems, Inc.* (Software)	578	16,953
Clear Channel Communications, Inc. (Media)	1,564	45,700
Clorox Co. (Household Products/Wares)	442	25,035
CME Group, Inc. (Diversified Financial Services)	170	79,747
CMS Energy Corp. (Electric)	714	9,668
Coach, Inc.* (Apparel)	1,105	33,316
Coca-Cola Co. (Beverages)	6,290	382,872
Coca-Cola Enterprises, Inc. (Beverages)	901	21,804
Cognizant Technology Solutions Corp.* (Computers)	901	25,976
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,598	124,500
Comcast Corp. - Special Class A (Media)	9,486	183,459
Comerica, Inc. (Banks)	476	16,698
Computer Sciences Corp.* (Computers)	510	20,803
Compuware Corp.* (Software)	867	6,364
ConAgra Foods, Inc. (Food)	1,530	36,644
ConocoPhillips (Oil & Gas)	4,913	374,420
CONSOL Energy, Inc. (Coal)	578	39,992
Consolidated Edison, Inc. (Electric)	850	33,745
Constellation Brands, Inc.* (Beverages)	612	10,814
Constellation Energy Group, Inc. (Electric)	561	49,519
Convergys Corp.* (Commercial Services)	391	5,888
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	561	22,524
Corning, Inc. (Telecommunications)	4,964	119,335
Costco Wholesale Corp. (Retail)	1,377	89,464
Countrywide Credit Industries, Inc. (Diversified Financial Services)	1,836	10,098
Coventry Health Care, Inc.* (Healthcare - Services)	493	19,893
Covidien, Ltd.ADR (Healthcare - Products)	1,564	69,207
CSX Corp. (Transportation)	1,275	71,489
Cummins, Inc. (Machinery-Diversified)	629	29,450
CVS Corp. (Retail)	4,505	182,498
D.R. Horton, Inc. (Home Builders)	867	13,655
Danaher Corp. (Miscellaneous Manufacturing)	799	60,748
Darden Restaurants, Inc. (Retail)	459	14,940
Dean Foods Co. (Food)	476	9,563
Deere & Co. (Machinery-Diversified)	1,377	110,766
Dell, Inc.* (Computers)	7,055	140,536
Developers Diversified Realty Corp. (REIT)	374	15,663
Devon Energy Corp. (Oil & Gas)	1,394	145,436
Dillards, Inc. - Class A (Retail)	187	3,218
DIRECTV Group, Inc.* (Media)	2,244	55,629
Discover Financial Services (Diversified Financial Services)	1,513	24,768
Dominion Resources, Inc. (Electric)	1,802	73,594
Dover Corp. (Miscellaneous Manufacturing)	612	25,569
DTE Energy Co. (Electric)	510	19,834
Du Pont (Chemicals)	2,839	132,752
Duke Energy Corp. (Electric)	3,978	71,007
Dynegy, Inc. - Class A* (Electric)	1,564	12,340
E* TRADE Financial Corp.* (Diversified Financial Services)	1,462	5,643
Eastman Chemical Co. (Chemicals)	255	15,925
Eastman Kodak Co. (Miscellaneous Manufacturing)	901	15,921
Eaton Corp. (Miscellaneous Manufacturing)	459	36,569
eBay, Inc.* (Internet)	3,519	105,007
Ecolab, Inc. (Chemicals)	544	23,626
Edison International (Electric)	1,020	50,000
El Paso Corp. (Pipelines)	2,210	36,774
Electronic Arts, Inc.* (Software)	1,003	50,070
Electronic Data Systems Corp. (Computers)	1,598	26,607
Eli Lilly & Co. (Pharmaceuticals)	3,111	160,496
Embarq Corp. (Telecommunications)	476	19,088
EMC Corp.* (Computers)	6,613	94,830
Emerson Electric Co. (Electrical Components & Equipment)	2,482	127,724
Ensco International, Inc. (Oil & Gas)	459	28,743
Entergy Corp. (Electric)	595	64,903
EOG Resources, Inc. (Oil & Gas)	782	93,840
Equifax, Inc. (Commercial Services)	408	14,068
Equity Residential Properties Trust (REIT)	850	35,267
Exelon Corp. (Electric)	2,074	168,554
Expedia, Inc.* (Internet)	663	14,513
Expeditors International of Washington, Inc. (Transportation)	663	29,954

See accompanying notes to the Schedules of Portfolio Investments.

Express Scripts, Inc.* (Pharmaceuticals)	799	51,392
Exxon Mobil Corp. (Oil & Gas)	16,847	1,424,919
Family Dollar Stores, Inc. (Retail)	442	8,619
Fannie Mae (Diversified Financial Services)	3,077	80,987
Federated Investors, Inc. - Class B (Diversified Financial Services)	272	10,652
FedEx Corp. (Transportation)	969	89,797
Fidelity National Information Services, Inc. (Software)	544	20,748
Fifth Third Bancorp (Banks)	1,683	35,208
First Horizon National Corp. (Banks)	391	5,478
FirstEnergy Corp. (Electric)	952	65,326
Fiserv, Inc.* (Software)	510	24,526
Fluor Corp. (Engineering & Construction)	272	38,396
Ford Motor Co.* (Auto Manufacturers)	6,953	39,771
Forest Laboratories, Inc.* (Pharmaceuticals)	986	39,450
Fortune Brands, Inc. (Household Products/Wares)	493	34,264
FPL Group, Inc. (Electric)	1,275	79,993
Franklin Resources, Inc. (Diversified Financial Services)	493	47,816
Freddie Mac (Diversified Financial Services)	2,040	51,653
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,207	116,138
GameStop Corp. - Class A* (Retail)	510	26,372
Gannett Co., Inc. (Media)	731	21,236
General Dynamics Corp. (Aerospace/Defense)	1,258	104,879
General Electric Co. (Miscellaneous Manufacturing)	31,433	1,163,335
General Growth Properties, Inc. (REIT)	765	29,200
General Mills, Inc. (Food)	1,054	63,114
General Motors Corp. (Auto Manufacturers)	1,785	34,004
Genuine Parts Co. (Distribution/Wholesale)	527	21,196
Genworth Financial, Inc. - Class A (Diversified Financial Services)	1,360	30,790
Genzyme Corp.* (Biotechnology)	850	63,359
Gilead Sciences, Inc.* (Pharmaceuticals)	2,924	150,674
Goodrich Corp. (Aerospace/Defense)	391	22,486
Google, Inc. - Class A* (Internet)	731	321,984
H & R Block, Inc. (Commercial Services)	1,020	21,175
Halliburton Co. (Oil & Gas Services)	2,771	108,983
Harley-Davidson, Inc. (Leisure Time)	748	28,050
Harman International Industries, Inc. (Home Furnishings)	187	8,142
Hartford Financial Services Group, Inc. (Insurance)	986	74,709
Hasbro, Inc. (Toys/Games/Hobbies)	442	12,332
HCP, Inc. (REIT)	680	22,991
Heinz (H.J.) Co. (Food)	986	46,312
Hercules, Inc. (Chemicals)	357	6,530
Hess Corp. (Oil & Gas)	884	77,951
Hewlett-Packard Co. (Computers)	7,752	353,956
Home Depot, Inc. (Retail)	5,304	148,353
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,346	132,361
Hospira, Inc.* (Pharmaceuticals)	493	21,086
Host Marriott Corp. (REIT)	1,649	26,252
Hudson City Bancorp, Inc. (Savings & Loans)	1,632	28,854
Humana, Inc.* (Healthcare - Services)	544	24,404
Huntington Bancshares, Inc. (Banks)	1,156	12,427
IAC/InterActiveCorp* (Internet)	561	11,646
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,258	60,673
IMS Health, Inc. (Software)	578	12,144
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	850	37,893
Integrys Energy Group, Inc. (Electric)	238	11,100
Intel Corp. (Semiconductors)	18,224	385,984
IntercontinentalExchange, Inc.* (Diversified Financial Services)	221	28,841
International Business Machines Corp. (Computers)	4,352	501,089
International Flavors & Fragrances, Inc. (Chemicals)	255	11,233
International Game Technology (Entertainment)	986	39,647
International Paper Co. (Forest Products & Paper)	1,343	36,530
Interpublic Group of Cos., Inc.* (Advertising)	1,479	12,438
Intuit, Inc.* (Software)	1,037	28,009
ITT Industries, Inc. (Miscellaneous Manufacturing)	578	29,946
J.C. Penney Co., Inc. (Retail)	697	26,284
J.P. Morgan Chase & Co. (Diversified Financial Services)	10,693	459,264
Jabil Circuit, Inc. (Electronics)	663	6,272
Jacobs Engineering Group, Inc.* (Engineering & Construction)	374	27,523
Janus Capital Group, Inc. (Diversified Financial Services)	459	10,681
JDS Uniphase Corp.* (Telecommunications)	714	9,560
Johnson & Johnson (Healthcare - Products)	8,908	577,862
Johnson Controls, Inc. (Auto Parts & Equipment)	1,870	63,206
Jones Apparel Group, Inc. (Apparel)	272	3,650
Juniper Networks, Inc.* (Telecommunications)	1,649	41,225
KB Home (Home Builders)	238	5,886
Kellogg Co. (Food)	816	42,889
KeyCorp (Banks)	1,258	27,613
Kimberly-Clark Corp. (Household Products/Wares)	1,326	85,593
Kimco Realty Corp. (REIT)	799	31,297
King Pharmaceuticals, Inc.* (Pharmaceuticals)	782	6,803
KLA -Tencor Corp. (Semiconductors)	561	20,813
Kohls Corp.* (Retail)	986	42,290
Kraft Foods, Inc. (Food)	4,828	149,716
Kroger Co. (Food)	2,125	53,975

See accompanying notes to the Schedules of Portfolio Investments.

L-3 Communications Holdings, Inc. (Aerospace/Defense)	391	42,752
Laboratory Corp. of America Holdings* (Healthcare - Services)	340	25,051
Legg Mason, Inc. (Diversified Financial Services)	425	23,792
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	527	8,037
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,666	62,708
Lennar Corp. - Class A (Home Builders)	442	8,314
Leucadia National Corp. (Holding Companies - Diversified)	527	23,831
Lexmark International, Inc. - Class A* (Computers)	306	9,400
Limited, Inc. (Retail)	986	16,861
Lincoln National Corp. (Insurance)	833	43,316
Linear Technology Corp. (Semiconductors)	697	21,391
Liz Claiborne, Inc. (Apparel)	306	5,554
Lockheed Martin Corp. (Aerospace/Defense)	1,071	106,350
Loews Corp. (Insurance)	1,377	55,383
Lowe’s Cos., Inc. (Retail)	4,607	105,685
LSI Logic Corp.* (Semiconductors)	2,074	10,266
M&T Bank Corp. (Banks)	238	19,154
Macy’s, Inc. (Retail)	1,360	31,362
Manitowoc Co. (Machinery-Diversified)	408	16,646
Marathon Oil Corp. (Oil & Gas)	2,227	101,551
Marriott International, Inc. - Class A (Lodging)	952	32,711
Marsh & McLennan Cos., Inc. (Insurance)	1,632	39,739
Marshall & Ilsley Corp. (Banks)	816	18,931
Masco Corp. (Building Materials)	1,156	22,923
Mattel, Inc. (Toys/Games/Hobbies)	1,139	22,666
MBIA, Inc. (Insurance)	663	8,102
McCormick & Co., Inc. (Food)	408	15,084
McDonald’s Corp. (Retail)	3,621	201,943
McGraw-Hill Cos., Inc. (Media)	1,020	37,689
McKesson Corp. (Commercial Services)	918	48,076
MeadWestvaco Corp. (Forest Products & Paper)	544	14,808
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,649	72,210
Medtronic, Inc. (Healthcare - Products)	3,536	171,036
MEMC Electronic Materials, Inc.* (Semiconductors)	714	50,623
Merck & Co., Inc. (Pharmaceuticals)	6,817	258,705
Meredith Corp. (Media)	119	4,552
Merrill Lynch & Co., Inc. (Diversified Financial Services)	3,060	124,664
MetLife, Inc. (Insurance)	2,227	134,199
MGIC Investment Corp. (Insurance)	255	2,685
Microchip Technology, Inc. (Semiconductors)	595	19,474
Micron Technology, Inc.* (Semiconductors)	2,397	14,310
Microsoft Corp. (Software)	25,194	715,006
Millipore Corp.* (Biotechnology)	170	11,460
Molex, Inc. (Electrical Components & Equipment)	442	10,237
Molson Coors Brewing Co. - Class B (Beverages)	425	22,342
Monsanto Co. (Agriculture)	1,717	191,445
Monster Worldwide, Inc.* (Internet)	391	9,466
Moody’s Corp. (Commercial Services)	646	22,500
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	3,485	159,264
Motorola, Inc. (Telecommunications)	7,106	66,086
Murphy Oil Corp. (Oil & Gas)	595	48,873
Mylan Laboratories, Inc. (Pharmaceuticals)	952	11,043
Nabors Industries, Ltd.ADR* (Oil & Gas)	884	29,853
National City Corp. (Banks)	1,989	19,791
National Semiconductor Corp. (Semiconductors)	714	13,080
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,122	65,502
NetApp, Inc.* (Computers)	1,088	21,814
Newell Rubbermaid, Inc. (Housewares)	867	19,828
Newmont Mining Corp. (Mining)	1,428	64,688
News Corp. - Class A (Media)	7,242	135,787
Nicor, Inc. (Gas)	136	4,557
NIKE, Inc. - Class B (Apparel)	1,207	82,076
NiSource, Inc. (Electric)	867	14,947
Noble Corp.ADR (Oil & Gas)	850	42,220
Noble Energy, Inc. (Oil & Gas)	544	39,603
Nordstrom, Inc. (Retail)	561	18,289
Norfolk Southern Corp. (Transportation)	1,190	64,641
Northern Trust Corp. (Banks)	612	40,680
Northrop Grumman Corp. (Aerospace/Defense)	1,071	83,335
Novell, Inc.* (Software)	1,105	6,950
Novellus Systems, Inc.* (Semiconductors)	323	6,799
Nucor Corp. (Iron/Steel)	901	61,034
NVIDIA Corp.* (Semiconductors)	1,751	34,652
NYSE Euronext (Diversified Financial Services)	833	51,404
Occidental Petroleum Corp. (Oil & Gas)	2,584	189,071
Office Depot, Inc.* (Retail)	867	9,580
OfficeMax, Inc. (Retail)	238	4,555
Omnicom Group, Inc. (Advertising)	1,003	44,313
Oracle Corp.* (Software)	12,444	243,405
PACCAR, Inc. (Auto Manufacturers)	1,156	52,020
Pactiv Corp.* (Packaging & Containers)	408	10,694
Pall Corp. (Miscellaneous Manufacturing)	391	13,712
Parker Hannifin Corp. (Miscellaneous Manufacturing)	527	36,505
Patriot Coal Corp.* (Coal)	86	4,039
Patterson Cos., Inc.* (Healthcare - Products)	408	14,810
Paychex, Inc. (Commercial Services)	1,020	34,945
Peabody Energy Corp. (Coal)	850	43,350
Pepco Holdings, Inc. (Electric)	629	15,549
PepsiCo, Inc. (Beverages)	5,049	364,538

See accompanying notes to the Schedules of Portfolio Investments.

PerkinElmer, Inc. (Electronics)	374	9,070
Pfizer, Inc. (Pharmaceuticals)	21,284	445,474
PG&E Corp. (Electric)	1,122	41,312
Philip Morris International, Inc.* (Commercial Services)	5,470	276,673
Pinnacle West Capital Corp. (Electric)	323	11,331
Pitney Bowes, Inc. (Office/Business Equipment)	663	23,218
Plum Creek Timber Co., Inc. (Forest Products & Paper)	544	22,141
PNC Financial Services Group (Banks)	1,071	70,225
Polo Ralph Lauren Corp. (Apparel)	187	10,900
PPG Industries, Inc. (Chemicals)	510	30,860
PPL Corp. (Electric)	1,173	53,864
Praxair, Inc. (Chemicals)	986	83,051
Precision Castparts Corp. (Metal Fabricate/Hardware)	442	45,119
Principal Financial Group, Inc. (Insurance)	816	45,468
Procter & Gamble Co. (Cosmetics/Personal Care)	9,690	678,978
Progress Energy, Inc. (Electric)	816	34,027
Progressive Corp. (Insurance)	2,142	34,422
ProLogis (REIT)	816	48,030
Prudential Financial, Inc. (Insurance)	1,411	110,411
Public Service Enterprise Group, Inc. (Electric)	1,598	64,224
Public Storage, Inc. (REIT)	391	34,650
Pulte Homes, Inc. (Home Builders)	680	9,894
QLogic Corp.* (Semiconductors)	425	6,524
Qualcomm, Inc. (Telecommunications)	5,083	208,403
Quest Diagnostics, Inc. (Healthcare - Services)	493	22,318
Questar Corp. (Pipelines)	544	30,769
Qwest Communications International, Inc. (Telecommunications)	4,845	21,948
R.R. Donnelley & Sons Co. (Commercial Services)	680	20,611
RadioShack Corp. (Retail)	408	6,630
Range Resources Corp. (Oil & Gas)	476	30,202
Raytheon Co. (Aerospace/Defense)	1,343	86,771
Regions Financial Corp. (Banks)	2,176	42,976
Reynolds American, Inc. (Agriculture)	544	32,112
Robert Half International, Inc. (Commercial Services)	493	12,690
Rockwell Collins, Inc. Aerospace/Defense)	510	29,147
Rockwell International Corp. (Machinery-Diversified)	459	26,356
Rohm & Haas Co. (Chemicals)	391	21,145
Rowan Cos., Inc. (Oil & Gas)	357	14,701
Ryder System, Inc. (Transportation)	187	11,390
SAFECO Corp. (Insurance)	289	12,681
Safeway, Inc. (Food)	1,394	40,914
SanDisk Corp.* (Computers)	714	16,115
Sara Lee Corp. (Food)	2,244	31,371
Schering-Plough Corp. (Pharmaceuticals)	5,100	73,491
Schlumberger, Ltd.ADR (Oil & Gas Services)	3,774	328,338
Sealed Air Corp. (Packaging & Containers)	510	12,878
Sears Holdings Corp.* (Retail)	238	24,297
Sempra Energy (Gas)	816	43,476
Sherwin-Williams Co. (Chemicals)	323	16,486
Sigma-Aldrich Corp. (Chemicals)	408	24,337
Simon Property Group, Inc. (REIT)	697	64,758
SLM Corp.* (Diversified Financial Services)	1,462	22,442
Smith International, Inc. (Oil & Gas Services)	629	40,401
Snap-on, Inc. (Hand/Machine Tools)	187	9,509
Southern Co. (Electric)	2,414	85,963
Southwest Airlines Co. (Airlines)	2,312	28,669
Sovereign Bancorp, Inc. (Savings & Loans)	1,139	10,615
Spectra Energy Corp. (Pipelines)	1,989	45,250
Sprint Corp. (Telecommunications)	8,976	60,049
St. Jude Medical, Inc.* (Healthcare - Products)	1,088	46,991
Staples, Inc. (Retail)	2,210	48,863
Starbucks Corp.* (Retail)	2,295	40,163
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	595	30,791
State Street Corp. (Banks)	1,224	96,696
Stryker Corp. (Healthcare - Products)	748	48,657
Sun Microsystems, Inc.* (Computers)	2,499	38,809
Sunoco, Inc. (Oil & Gas)	374	19,624
SunTrust Banks, Inc. (Banks)	1,105	60,930
SuperValu, Inc. (Food)	663	19,877
Symantec Corp.* (Internet)	2,669	44,359
Sysco Corp. (Food)	1,904	55,254
T. Rowe Price Group, Inc. (Diversified Financial Services)	833	41,650
Target Corp. (Retail)	2,584	130,957
TECO Energy, Inc. (Electric)	663	10,575
Tellabs, Inc.* (Telecommunications)	1,309	7,134
Tenet Healthcare Corp.* (Healthcare - Services)	1,496	8,467
Teradata Corp.* (Computers)	561	12,376
Teradyne, Inc.* (Semiconductors)	544	6,756
Terex Corp.* (Machinery - Construction & Mining)	323	20,188
Tesoro Petroleum Corp. (Oil & Gas)	425	12,750
Texas Instruments, Inc. (Semiconductors)	4,182	118,225
Textron, Inc. (Miscellaneous Manufacturing)	782	43,338
The AES Corp.* (Electric)	2,108	35,140
The Charles Schwab Corp. (Diversified Financial Services)	2,958	55,699
The Dow Chemical Co. (Chemicals)	2,958	109,002
The E.W. Scripps Co. - Class A (Media)	289	12,141
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	357	16,368
The Gap, Inc. (Retail)	1,428	28,103
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,241	205,249
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	748	19,298
The Hershey Co. (Food)	527	19,852

See accompanying notes to the Schedules of Portfolio Investments.

The New York Times Co. - Class A (Media)	459	8,666
The Pepsi Bottling Group, Inc. (Beverages)	425	14,412
The Stanley Works (Hand/Machine Tools)	238	11,334
The Travelers Companies, Inc. (Insurance)	1,955	93,547
The Williams Cos., Inc. (Pipelines)	1,836	60,551
Thermo Electron Corp.* (Electronics)	1,326	75,370
Tiffany & Co. (Retail)	408	17,071
Time Warner, Inc. (Media)	11,254	157,781
Titanium Metals Corp. (Mining)	306	4,605
TJX Cos., Inc. (Retail)	1,377	45,537
Torchmark Corp. (Insurance)	289	17,372
Total System Services, Inc. (Software)	629	14,882
Trane, Inc. (Building Materials)	544	24,970
Transocean, Inc.ADR* (Oil & Gas)	1,003	135,606
Tyco Electronics, Ltd.ADR (Electronics)	1,530	52,510
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	1,530	67,396
Tyson Foods, Inc. - Class A (Food)	867	13,829
U.S. Bancorp (Banks)	5,440	176,038
Union Pacific Corp. (Transportation)	816	102,310
Unisys Corp.* (Computers)	1,105	4,895
United Parcel Service, Inc. - Class B (Transportation)	3,264	238,337
United States Steel Corp. (Iron/Steel)	374	47,449
United Technologies Corp. (Aerospace/Defense)	3,094	212,929
UnitedHealth Group, Inc. (Healthcare - Services)	3,944	135,516
UnumProvident Corp. (Insurance)	1,088	23,947
UST, Inc. (Agriculture)	476	25,952
V. F. Corp. (Apparel)	272	21,083
Valero Energy Corp. (Oil & Gas)	1,683	82,652
Varian Medical Systems, Inc.* (Healthcare - Products)	391	18,314
VeriSign, Inc.* (Internet)	680	22,603
Verizon Communications, Inc. (Telecommunications)	9,044	329,654
Viacom, Inc. - Class B* (Media)	2,023	80,151
Vornado Realty Trust (REIT)	425	36,639
Vulcan Materials Co. (Building Materials)	340	22,576
W.W. Grainger, Inc. (Distribution/Wholesale)	204	15,584
Wachovia Corp. (Banks)	6,239	168,453
Wal-Mart Stores, Inc. (Retail)	7,446	392,255
Walgreen Co. (Retail)	3,128	119,146
Walt Disney Co. (Media)	5,933	186,178
Washington Mutual, Inc. (Savings & Loans)	2,771	28,541
Washington Post Co. - Class B (Media)	17	11,246
Waste Management, Inc. (Environmental Control)	1,564	52,488
Waters Corp.* (Electronics)	323	17,991
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	323	9,470
Weatherford International, Ltd.ADR* (Oil & Gas Services)	1,071	77,615
WellPoint, Inc.* (Healthcare - Services)	1,700	75,021
Wells Fargo & Co. (Banks)	10,370	301,767
Wendy’s International, Inc. (Retail)	272	6,272
Western Union Co. (Commercial Services)	2,363	50,261
Weyerhaeuser Co. (Forest Products & Paper)	663	43,122
Whirlpool Corp. (Home Furnishings)	238	20,654
Whole Foods Market, Inc. (Food)	442	14,573
Windstream Corp. (Telecommunications)	1,428	17,065
Wrigley (WM.) Jr. Co. (Food)	680	42,731
Wyeth (Pharmaceuticals)	4,216	176,060
Wyndham Worldwide Corp. (Lodging)	561	11,601
Xcel Energy, Inc. (Electric)	1,343	26,793
Xerox Corp. (Office/Business Equipment)	2,890	43,263
Xilinx, Inc. (Semiconductors)	901	21,399
XL Capital, Ltd. - Class AADR (Insurance)	561	16,578
XTO Energy, Inc. (Oil & Gas)	1,598	98,852
Yahoo!, Inc.* (Internet)	4,216	121,969
YUM! Brands, Inc. (Retail)	1,496	55,666
Zimmer Holdings, Inc.* (Healthcare - Products)	731	56,916
Zions Bancorp (Banks)	340	15,487

TOTAL COMMON STOCKS
(Cost $25,265,302)		36,179,090

	Principal
	Amount

Repurchase Agreements (21.6%)
Deutsche Bank, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $3,441,201 (Collateralized by $3,458,000 Federal Home Loan Mortgage Corp., 2.88%, 4/30/10, market value $3,510,266)	$3,441,000	3,441,000
HSBC, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $3,688,215 (Collateralized by $3,770,000 Federal Home Loan Bank, 2.22%**, 4/18/08, market value $3,765,878)	3,688,000	3,688,000
UBS, 2.15%, 4/1/08+, dated 3/31/08, with a repurchase price of $2,217,132 (Collateralized by $2,014,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $2,262,687)	2,217,000	2,217,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,346,000)		9,346,000

TOTAL INVESTMENT SECURITIES
(Cost $34,611,302)—105.3%		45,525,090
Net other assets (liabilities)—(5.3)%		(2,273,160)

NET ASSETS—100.0%		$43,251,930

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at March 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring June 2008 (Underlying notional amount at value $7,935,000)	120	$(65,193)
S&P 500 Futures Contract expiring June 2008 (Underlying notional amount at value $16,200,625)	49	91,067

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index terminating on 4/28/08	$27,008,992	$(69,997)

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Advertising	0.1%
Aerospace/Defense	2.0%
Agriculture	1.1%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	4.0%
Beverages	2.2%
Biotechnology	0.8%
Building Materials	0.3%
Chemicals	1.3%
Coal	0.2%
Commercial Services	1.2%
Computers	3.9%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.2%
Electric	2.9%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.3%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare - Products	2.9%
Healthcare - Services	1.0%
Holding Companies - Diversified	0.1%
Home Builders	NM
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	NM
Insurance	3.3%
Internet	1.6%
Investment Companies	0.1%
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	0.2%
Machinery - Construction & Mining	0.5%
Machinery-Diversified	0.5%
Media	2.2%
Metal Fabricate/Hardware	0.1%
Mining	0.7%
Miscellaneous Manufacturing	4.5%
Office/Business Equipment	0.2%
Oil & Gas	8.8%
Oil & Gas Services	2.0%
Packaging & Containers	NM
Pharmaceuticals	4.7%
Pipelines	0.4%
REIT	1.2%
Real Estate	NM
Retail	4.3%
Savings & Loans	0.2%
Semiconductors	2.1%
Software	3.3%
Telecommunications	4.9%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Other***	16.3%

***	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (85.1%)
3Com Corp.*(^) (Telecommunications)	15,504	$35,504
99 Cents Only Stores*(^) (Retail)	1,520	15,033
ACI Worldwide, Inc.*(^) (Software)	1,216	24,223
Activision, Inc.* (Software)	11,248	307,183
Acxiom Corp. (Software)	2,432	28,868
ADC Telecommunications, Inc.* (Telecommunications)	4,256	51,412
ADTRAN, Inc. (Telecommunications)	2,128	39,368
Advance Auto Parts, Inc. (Retail)	3,344	113,863
Advanced Medical Optics, Inc.* (Healthcare - Products)	2,128	43,198
Advent Software, Inc.* (Software)	608	25,913
Aeropostale, Inc.* (Retail)	2,432	65,932
Affymetrix, Inc.* (Biotechnology)	2,432	42,341
AGCO Corp.* (Machinery- Diversified)	3,344	200,239
AGL Resources, Inc. (Gas)	2,736	93,900
Airgas, Inc. (Chemicals)	3,040	138,229
AirTran Holdings, Inc.* (Airlines)	3,344	22,070
Alaska Air Group, Inc.* (Airlines)	1,216	23,858
Albemarle Corp. (Chemicals)	2,736	99,919
Alberto-Culver Co. (Cosmetics/Personal Care)	3,040	83,326
Alexander & Baldwin, Inc. (Transportation)	1,520	65,482
Alexandria Real Estate Equities, Inc. (REIT)	1,216	112,748
Alliance Data Systems Corp.* (Commercial Services)	3,040	144,430
Alliant Energy Corp. (Electric)	4,256	149,003
Alliant Techsystems, Inc.* (Aerospace/Defense)	1,216	125,893
AMB Property Corp. (REIT)	3,648	198,524
American Eagle Outfitters, Inc. (Retail)	8,208	143,722
American Financial Group, Inc. (Insurance)	2,736	69,932
American Greetings Corp. - Class A (Household Products/Wares)	1,824	33,835
AmeriCredit Corp.* (Diversified Financial Services)	4,256	42,858
Ametek, Inc. (Electrical Components & Equipment)	3,952	173,532
Amphenol Corp. - Class A (Electronics)	6,688	249,128
AnnTaylor Stores Corp.* (Retail)	2,128	51,455
Apollo Investment Corp. (Investment Companies)	4,256	67,372
Apria Healthcare Group, Inc.* (Healthcare - Services)	1,520	30,020
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,432	94,678
Aqua America, Inc. (Water)	4,864	91,346
Aquila, Inc.* (Electric)	14,288	45,864
Arch Coal, Inc. (Coal)	5,472	238,032
Arrow Electronics, Inc.* (Electronics)	4,560	153,444
Arthur J. Gallagher & Co. (Insurance)	3,344	78,985
ArvinMeritor, Inc. (Auto Parts & Equipment)	2,736	34,227
Associated Banc-Corp (Banks)	4,864	129,528
Astoria Financial Corp. (Savings & Loans)	3,040	82,566
Atmel Corp.* (Semiconductors)	17,024	59,244
Avis Budget Group, Inc.* (Commercial Services)	3,952	41,970
Avnet, Inc.* (Electronics)	5,776	189,049
Avocent Corp.* (Internet)	1,520	25,688
Bank of Hawaii Corp. (Banks)	1,824	90,397
Barnes & Noble, Inc. (Retail)	1,824	55,906
BE Aerospace, Inc.* (Aerospace/Defense)	3,344	116,873
Beckman Coulter, Inc. (Healthcare - Products)	2,128	137,362
Belo Corp. - Class A (Media)	3,344	35,346
Bill Barrett Corp.* (Oil & Gas)	1,216	57,456
BJ’s Wholesale Club, Inc.* (Retail)	2,432	86,798
Black Hills Corp. (Electric)	1,216	43,508
Blyth, Inc. (Household Products/Wares)	912	17,985
Bob Evans Farms, Inc. (Retail)	912	25,162
Borders Group, Inc. (Retail)	2,128	12,491
BorgWarner, Inc. (Auto Parts & Equipment)	4,256	183,136
Boyd Gaming Corp. (Lodging)	2,128	42,560
BRE Properties, Inc. - Class A (REIT)	1,824	83,101
Brinker International, Inc. (Retail)	3,648	67,670
Broadridge Financial Solutions, Inc. (Software)	5,168	90,957
Brown & Brown, Inc. (Insurance)	4,256	73,969
Cabot Corp. (Chemicals)	2,432	68,096
Cadence Design Systems, Inc.* (Computers)	10,640	113,635
Callaway Golf Co. (Leisure Time)	2,432	35,702
Camden Property Trust (REIT)	1,824	91,565
Career Education Corp.* (Commercial Services)	3,344	42,536
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,128	71,160
Carmax, Inc.* (Retail)	8,208	159,399
Carpenter Technology Corp. (Iron/Steel)	1,824	102,089
Cathay Bancorp, Inc. (Banks)	1,824	37,812
CBRL Group, Inc. (Retail)	608	21,748
Cephalon, Inc.* (Pharmaceuticals)	2,432	156,621
Cerner Corp.* (Software)	2,432	90,665
CF Industries Holdings, Inc. (Chemicals)	1,824	189,003
Charles River Laboratories International, Inc.* (Biotechnology)	2,432	143,342
Charming Shoppes, Inc.* (Retail)	4,256	20,556
Cheesecake Factory, Inc.* (Retail)	2,432	52,993
Chemtura Corp. (Chemicals)	9,120	66,941
Chico’s FAS, Inc.* (Retail)	6,688	47,552
Chipotle Mexican Grill, Inc. - Class A* (Retail)	1,216	137,931
ChoicePoint, Inc.* (Commercial Services)	2,432	115,763
Church & Dwight, Inc. (Household Products/Wares)	2,432	131,912
Cimarex Energy Co. (Oil & Gas)	3,040	166,410
Cincinnati Bell, Inc.* (Telecommunications)	9,424	40,146
City National Corp. (Banks)	1,520	75,179

See accompanying notes to the Schedules of Portfolio Investments.

Cleveland-Cliffs, Inc. (Iron/Steel)	1,520	182,126
Coldwater Creek, Inc.* (Retail)	2,128	10,746
Collective Brands, Inc.* (Retail)	2,432	29,476
Commercial Metals Co. (Metal Fabricate/Hardware)	4,256	127,552
Commscope, Inc.* (Telecommunications)	2,432	84,707
Community Health Systems, Inc.* (Healthcare - Services)	3,648	122,463
Con-way, Inc. (Transportation)	1,520	75,210
Copart, Inc.* (Retail)	2,432	94,264
Corinthian Colleges, Inc.* (Commercial Services)	3,040	21,979
Corn Products International, Inc. (Food)	2,736	101,615
Corrections Corp. of America* (Commercial Services)	4,560	125,491
Cousins Properties, Inc. (REIT)	1,216	30,047
Covance, Inc.* (Healthcare - Services)	2,432	201,783
Crane Co. (Miscellaneous Manufacturing)	1,824	73,598
Cree Research, Inc.* (Semiconductors)	3,344	93,498
CSG Systems International, Inc.* (Software)	1,216	13,826
Cullen/Frost Bankers, Inc. (Banks)	2,128	112,869
Cypress Semiconductor Corp.* (Semiconductors)	5,776	136,371
Cytec Industries, Inc. (Chemicals)	1,520	81,852
Deluxe Corp. (Commercial Services)	1,824	35,039
Denbury Resources, Inc.* (Oil & Gas)	9,424	269,055
DENTSPLY International, Inc. (Healthcare - Products)	5,776	222,954
DeVry, Inc. (Commercial Services)	2,128	89,036
Dick’s Sporting Goods, Inc.* (Retail)	3,040	81,411
Diebold, Inc. (Computers)	2,432	91,322
Digital River, Inc.* (Internet)	1,520	47,074
Dollar Tree, Inc.* (Retail)	3,344	92,261
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,432	97,961
DPL, Inc. (Electric)	4,256	109,124
DRS Technologies, Inc. (Aerospace/Defense)	1,520	88,586
DST Systems, Inc.* (Computers)	1,824	119,910
Duke-Weeks Realty Corp. (REIT)	5,472	124,816
Dun & Bradstreet Corp. (Software)	2,128	173,177
Dycom Industries, Inc.* (Engineering & Construction)	1,520	18,255
Eaton Vance Corp. (Diversified Financial Services)	4,256	129,851
Edwards Lifesciences Corp.* (Healthcare - Products)	2,128	94,802
Encore Acquisition Co.* (Oil & Gas)	1,824	73,471
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	5,168	123,722
Energen Corp. (Gas)	2,736	170,453
Energizer Holdings, Inc.* (Electrical Components & Equipment)	2,128	192,541
Energy East Corp. (Electric)	6,080	146,650
Entercom Communications Corp. (Media)	912	9,056
Equitable Resources, Inc. (Pipelines)	4,560	268,584
Equity One, Inc. (REIT)	1,216	29,148
Everest Re Group, Ltd.ADR (Insurance)	2,128	190,520
Exterran Holdings, Inc.* (Oil & Gas Services)	2,432	156,961
F5 Networks, Inc.* (Internet)	3,040	55,237
Fair Isaac Corp. (Software)	1,824	39,252
Fairchild Semiconductor International, Inc.* (Semiconductors)	4,560	54,355
Fastenal Co. (Distribution/Wholesale)	4,560	209,441
Federal Realty Investment Trust (REIT)	2,128	165,878
Federal Signal Corp. (Miscellaneous Manufacturing)	1,824	25,463
Ferro Corp. (Chemicals)	1,520	22,587
Fidelity National Title Group, Inc. - Class A (Insurance)	8,208	150,453
First American Financial Corp. (Insurance)	3,344	113,495
First Community Bancorp (Banks)	912	24,487
First Niagara Financial Group, Inc. (Savings & Loans)	3,952	53,708
FirstMerit Corp. (Banks)	3,040	62,806
Flowserve Corp. (Machinery- Diversified)	2,128	222,121
FMC Corp. (Chemicals)	2,736	151,821
FMC Technologies, Inc.* (Oil & Gas Services)	4,864	276,713
Foot Locker, Inc. (Retail)	5,776	67,984
Forest Oil Corp.* (Oil & Gas)	3,344	163,722
Foundry Networks, Inc.* (Telecommunications)	5,776	66,886
Frontier Oil Corp. (Oil & Gas)	3,952	107,732
Furniture Brands International, Inc. (Home Furnishings)	1,824	21,341
Gartner Group, Inc.* (Commercial Services)	2,432	47,035
GATX Corp. (Trucking & Leasing)	1,824	71,264
Gen-Probe, Inc.* (Healthcare - Products)	1,824	87,917
Gentex Corp. (Electronics)	5,472	93,845
Getty Images, Inc.* (Advertising)	1,824	58,368
Global Payments, Inc. (Software)	3,040	125,734
Graco, Inc. (Machinery-Diversified)	2,128	77,161
Granite Construction, Inc. (Engineering & Construction)	1,216	39,775
Grant Prideco, Inc.* (Oil & Gas Services)	4,560	224,443
Great Plains Energy, Inc. (Electric)	3,040	74,936
GUESS?, Inc. (Apparel)	1,824	73,817
Hanesbrands, Inc.* (Apparel)	3,648	106,522
Hanover Insurance Group, Inc. (Insurance)	1,824	75,039
Hansen Natural Corp.* (Beverages)	2,128	75,118
Harris Corp. (Telecommunications)	5,168	250,803
Harsco Corp. (Miscellaneous Manufacturing)	3,040	168,355
Harte-Hanks, Inc. (Advertising)	1,520	20,778
Hawaiian Electric Industries, Inc. (Electric)	3,040	72,565
HCC Insurance Holdings, Inc. (Insurance)	4,256	96,569

See accompanying notes to the Schedules of Portfolio Investments.

Health Care REIT, Inc. (REIT)	3,344	150,915
Health Management Associates, Inc. - Class A* (Healthcare - Services)	9,120	48,245
Health Net, Inc.* (Healthcare - Services)	3,952	121,722
Helmerich & Payne, Inc. (Oil & Gas)	3,952	185,230
Henry Schein, Inc.* (Healthcare - Products)	3,344	191,946
Herman Miller, Inc. (Office Furnishings)	2,128	52,285
Highwoods Properties, Inc. (REIT)	2,128	66,117
Hil-Rom Holdings, Inc.*(a)(Healthcare - Products)	2,128	55,307
HNI Corp. (Office Furnishings)	1,520	40,873
Hologic, Inc.* (Healthcare - Products)	4,864	270,438
Horace Mann Educators Corp. (Insurance)	1,520	26,570
Hormel Foods Corp. (Food)	2,736	113,982
Hospitality Properties Trust (REIT)	3,344	113,763
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	1,216	12,890
Hubbell, Inc. - Class B (Electrical Components & Equipment)	2,128	92,972
IDACORP, Inc. (Electric)	1,520	48,807
IDEX Corp. (Machinery-Diversified)	3,040	93,298
Imation Corp. (Computers)	912	20,739
IndyMac Bancorp, Inc. (Diversified Financial Services)	3,040	15,078
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	5,472	86,622
Integrated Device Technology, Inc.* (Semiconductors)	7,296	65,153
International Rectifier Corp.* (Semiconductors)	2,736	58,824
International Speedway Corp. (Entertainment)	912	37,574
Intersil Corp. - Class A (Semiconductors)	4,864	124,859
Intuitive Surgical, Inc.* (Healthcare - Products)	1,216	394,410
Invitrogen Corp.* (Biotechnology)	1,520	129,914
ITT Educational Services, Inc.* (Commercial Services)	912	41,888
J.B. Hunt Transport Services, Inc. (Transportation)	3,040	95,547
Jack Henry & Associates, Inc. (Computers)	2,736	67,497
Jefferies Group, Inc. (Diversified Financial Services)	4,256	68,649
JetBlue Airways Corp.* (Airlines)	6,992	40,554
JM Smucker Co. (Food)	2,128	107,698
John Wiley & Sons, Inc. (Media)	1,520	60,344
Jones Lang LaSalle, Inc. (Real Estate)	1,216	94,045
Joy Global, Inc. (Machinery - Construction & Mining)	3,952	257,512
Kansas City Southern Industries, Inc.* (Transportation)	2,736	109,741
KBR, Inc. (Engineering & Construction)	6,384	177,028
Kelly Services, Inc. - Class A (Commercial Services)	608	12,500
KEMET Corp.* (Electronics)	3,040	12,282
Kennametal, Inc. (Hand/Machine Tools)	2,736	80,521
Kindred Healthcare, Inc.* (Healthcare - Services)	912	19,945
Kinetic Concepts, Inc.* (Healthcare - Products)	1,824	84,324
Korn/Ferry International* (Commercial Services)	1,520	25,688
Lam Research Corp.* (Semiconductors)	4,560	174,283
Lamar Advertising Co.* (Advertising)	2,736	98,305
Lancaster Colony Corp. (Miscellaneous Manufacturing)	608	24,296
Lear Corp.* (Auto Parts & Equipment)	2,736	70,890
Lee Enterprises, Inc. (Media)	1,520	15,215
Liberty Property Trust (REIT)	3,344	104,032
Life Time Fitness, Inc.* (Leisure Time)	1,216	37,951
LifePoint Hospitals, Inc.* (Healthcare - Services)	2,128	58,456
Lincare Holdings, Inc.* (Healthcare - Services)	2,736	76,909
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,520	98,025
Louisiana-Pacific Corp. (Forest Products & Paper)	3,952	36,279
Lubrizol Corp. (Chemicals)	2,432	135,000
M.D.C. Holdings, Inc. (Home Builders)	1,216	53,249
Mack-Cali Realty Corp. (REIT)	2,432	86,847
Macrovision Corp.* (Entertainment)	1,824	24,624
Manpower, Inc. (Commercial Services)	3,040	171,030
Martin Marietta Materials (Building Materials)	1,520	161,378
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	912	44,004
McAfee, Inc.* (Internet)	6,080	201,187
MDU Resources Group, Inc. (Electric)	6,992	171,654
Media General, Inc. - Class A (Media)	608	8,524
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	2,128	41,900
Mentor Graphics Corp.* (Computers)	3,344	29,528
Mercury General Corp. (Insurance)	1,216	53,881
Metavante Technologies, Inc.* (Software)	3,344	66,847
Millennium Pharmaceuticals, Inc.* (Biotechnology)	12,464	192,693
Mine Safety Appliances Co. (Environmental Control)	912	37,565
Minerals Technologies, Inc. (Chemicals)	608	38,182
Modine Manufacturing Co. (Auto Parts & Equipment)	1,216	17,620
Mohawk Industries, Inc.* (Textiles)	2,128	152,386
MPS Group, Inc.* (Commercial Services)	3,648	43,119
MSC Industrial Direct Co. - Class A (Retail)	1,824	77,064
National Fuel Gas Co. (Pipelines)	3,040	143,518

See accompanying notes to the Schedules of Portfolio Investments.

National Instruments Corp. (Computers)	2,128	55,626
Nationwide Health Properties, Inc. (REIT)	3,648	123,120
Navigant Consulting Co.* (Commercial Services)	1,520	28,850
NBTY, Inc.* (Pharmaceuticals)	2,128	63,734
NCR Corp.* (Computers)	6,688	152,687
Netflix, Inc.* (Internet)	1,520	52,668
NeuStar, Inc.* (Telecommunications)	2,736	72,449
New York Community Bancorp (Savings & Loans)	12,464	227,094
Newfield Exploration Co.* (Oil & Gas)	4,864	257,062
Nordson Corp. (Machinery- Diversified)	1,216	65,482
Northeast Utilities System (Electric)	5,776	141,743
NSTAR (Electric)	3,952	120,259
NVR, Inc.* (Home Builders)	304	181,640
O’Reilly Automotive, Inc.* (Retail)	4,256	121,381
OGE Energy Corp. (Electric)	3,344	104,233
Old Republic International Corp. (Insurance)	8,816	113,815
Olin Corp. (Chemicals)	2,736	54,063
Omnicare, Inc. (Pharmaceuticals)	4,560	82,810
ONEOK, Inc. (Gas)	3,952	176,378
Oshkosh Truck Corp. (Auto Manufacturers)	2,736	99,262
Overseas Shipholding Group, Inc. (Transportation)	912	63,876
Pacific Sunwear of California, Inc.* (Retail)	2,432	30,668
Packaging Corp. of America (Packaging & Containers)	3,344	74,672
Palm, Inc. (Computers)	3,952	19,760
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,216	21,146
Parametric Technology Corp.* (Software)	4,256	68,011
Patterson-UTI Energy, Inc. (Oil & Gas)	5,776	151,216
PDL BioPharma, Inc.* (Biotechnology)	4,256	45,071
Pentair, Inc. (Miscellaneous Manufacturing)	3,648	116,371
PepsiAmericas, Inc. (Beverages)	2,128	54,328
Perrigo Co. (Pharmaceuticals)	2,736	103,229
PetSmart, Inc. (Retail)	4,864	99,420
Pharmaceutical Product Development, Inc. (Commercial Services)	3,952	165,589
Phillips-Van Heusen Corp. (Apparel)	2,128	80,694
Pioneer Natural Resources Co. (Oil & Gas)	4,560	223,987
Plains Exploration & Production Co.* (Oil & Gas)	4,256	226,164
Plantronics, Inc. (Telecommunications)	1,824	35,221
PMI Group, Inc. (Insurance)	3,040	17,693
PNM Resources, Inc. (Electric)	2,736	34,118
Polycom, Inc.* (Telecommunications)	3,344	75,374
Potlatch Corp. (Forest Products & Paper)	1,216	50,184
Pride International, Inc.* (Oil & Gas)	6,384	223,121
Protective Life Corp. (Insurance)	2,432	98,642
Psychiatric Solutions, Inc.* (Healthcare - Services)	1,824	61,870
Puget Energy, Inc. (Electric)	4,864	125,832
Quanta Services, Inc.* (Commercial Services)	6,384	147,917
Quicksilver Resources, Inc.* (Oil & Gas)	3,952	144,367
Radian Group, Inc. (Insurance)	3,040	19,973
Raymond James Financial Corp. (Diversified Financial Services)	3,648	83,831
Rayonier, Inc. (Forest Products & Paper)	2,736	118,852
Realty Income Corp. (REIT)	3,648	93,462
Regency Centers Corp. (REIT)	2,432	157,496
Regis Corp. (Retail)	1,520	41,785
Reliance Steel & Aluminum Co. (Iron/Steel)	2,128	127,382
Rent-A-Center, Inc.* (Commercial Services)	2,432	44,627
Republic Services, Inc. (Environmental Control)	6,080	177,779
ResMed, Inc.* (Healthcare - Products)	2,736	115,405
RF Micro Devices, Inc.* (Telecommunications)	10,944	29,111
Rollins, Inc. (Commercial Services)	1,520	26,889
Roper Industries, Inc. (Miscellaneous Manufacturing)	3,344	198,767
Ross Stores, Inc. (Retail)	5,168	154,833
RPM, Inc. (Chemicals)	4,560	95,486
Ruby Tuesday, Inc. (Retail)	1,824	13,680
Ruddick Corp. (Food)	1,216	44,822
Saks, Inc.* (Retail)	5,168	64,445
SCANA Corp. (Electric)	4,256	155,685
Scholastic Corp.* (Media)	912	27,606
Scientific Games Corp. - Class A* (Entertainment)	2,432	51,340
SEI Investments Co. (Software)	4,864	120,092
Semtech Corp.* (Semiconductors)	2,432	34,851
Sensient Technologies Corp. (Chemicals)	1,824	53,790
Sepracor, Inc.* (Pharmaceuticals)	4,256	83,077
Service Corp. International (Commercial Services)	10,032	101,725
Sierra Pacific Resources (Electric)	8,816	111,346
Silicon Laboratories, Inc.* (Semiconductors)	1,824	57,529
Smithfield Foods, Inc.* (Food)	4,256	109,635
Sonoco Products Co. (Packaging & Containers)	3,648	104,442
Sotheby’s (Commercial Services)	2,432	70,309
Southwestern Energy Co.* (Oil & Gas)	12,768	430,154
SPX Corp. (Miscellaneous Manufacturing)	1,824	191,338
SRA International, Inc. - Class A* (Computers)	1,520	36,951
StanCorp Financial Group, Inc. (Insurance)	1,824	87,023
Steel Dynamics, Inc. (Iron/Steel)	6,688	220,972
Stericycle, Inc.* (Environmental Control)	3,344	172,216

See accompanying notes to the Schedules of Portfolio Investments.

STERIS Corp. (Healthcare - Products)	2,128	57,094
Strayer Education, Inc. (Commercial Services)	304	46,360
Superior Energy Services, Inc.* (Oil & Gas Services)	3,040	120,445
SVB Financial Group* (Banks)	1,216	53,066
Sybase, Inc.* (Software)	3,344	87,947
Synopsys, Inc.* (Computers)	5,168	117,365
Synovus Financial Corp. (Banks)	12,464	137,852
TCF Financial Corp. (Banks)	3,952	70,820
Tech Data Corp.* (Distribution/Wholesale)	1,824	59,827
Techne Corp.* (Healthcare - Products)	1,216	81,910
Teleflex, Inc. (Miscellaneous Manufacturing)	1,216	58,015
Telephone & Data Systems, Inc. (Telecommunications)	3,952	155,195
Temple-Inland, Inc. (Forest Products & Paper)	3,952	50,269
Terra Industries, Inc.* (Chemicals)	3,344	118,812
The Brink’s Co. (Miscellaneous Manufacturing)	1,824	122,536
The Colonial BancGroup, Inc. (Banks)	6,080	58,550
The Commerce Group, Inc. (Insurance)	1,520	54,811
The Corporate Executive Board Co. (Commercial Services)	1,216	49,224
The Macerich Co. (REIT)	2,736	192,259
The Ryland Group, Inc. (Home Builders)	1,520	49,993
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,520	49,278
The Timberland Co. - Class A* (Apparel)	1,824	25,044
The Warnaco Group, Inc.* (Apparel)	1,520	59,949
Thomas & Betts Corp.* (Electronics)	1,824	66,339
Thor Industries, Inc. (Home Builders)	1,216	36,200
Tidewater, Inc. (Oil & Gas Services)	1,824	100,521
Timken Co. (Metal Fabricate/Hardware)	3,648	108,419
Toll Brothers, Inc.* (Home Builders)	4,864	114,207
Tootsie Roll Industries, Inc. (Food)	912	22,982
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,040	81,016
TriQuint Semiconductor, Inc.* (Semiconductors)	5,472	27,688
Tupperware Corp. (Household Products/Wares)	2,128	82,311
UDR, Inc. (REIT)	4,864	119,265
United Rentals, Inc.* (Commercial Services)	2,736	51,546
Unitrin, Inc. (Insurance)	1,824	64,460
Universal Corp. (Agriculture)	912	59,763
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,824	97,931
Urban Outfitters, Inc.* (Retail)	4,256	133,426
URS Corp.* (Engineering & Construction)	3,040	99,378
Valassis Communications, Inc.* (Commercial Services)	1,824	19,790
Valeant Pharmaceuticals International* (Pharmaceuticals)	3,344	42,904
Valspar Corp. (Chemicals)	3,648	72,376
ValueClick, Inc.* (Internet)	3,648	62,928
Varian, Inc.* (Electronics)	912	52,823
VCA Antech, Inc.* (Pharmaceuticals)	3,040	83,144
Vectren Corp. (Gas)	2,736	73,407
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,864	116,201
Vishay Intertechnology, Inc.* (Electronics)	6,992	63,348
W.R. Berkley Corp. (Insurance)	5,776	159,937
Wabtec Corp. (Machinery- Diversified)	1,824	68,692
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	3,040	97,675
Washington Federal, Inc. (Savings & Loans)	3,344	76,377
Webster Financial Corp. (Banks)	1,824	50,835
Weingarten Realty Investors (REIT)	2,736	94,228
WellCare Health Plans, Inc.* (Healthcare - Services)	1,520	59,204
Werner Enterprises, Inc. (Transportation)	1,520	28,211
Westamerica Bancorp (Banks)	912	47,971
Westar Energy, Inc. (Electric)	3,648	83,065
Western Digital Corp.* (Computers)	8,512	230,165
WGL Holdings, Inc. (Gas)	1,824	58,477
Williams Sonoma, Inc. (Retail)	3,344	81,059
Wilmington Trust Corp. (Banks)	2,432	75,635
Wind River Systems, Inc.* (Software)	2,736	21,177
Wisconsin Energy Corp. (Electric)	4,256	187,221
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,432	41,028
YRC Worldwide, Inc.* (Transportation)	2,128	27,919
Zebra Technologies Corp. - Class A* (Machinery-Diversified)	2,432	81,034

TOTAL COMMON STOCKS
(Cost $30,096,146)		37,338,350

See accompanying notes to the Schedules of Portfolio Investments.

	Principal
	Amount

Repurchase Agreements (16.8%)
Deutsche Bank, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $2,721,159 (Collateralized by $2,735,000 Federal Home Loan Mortgage Corp., 2.88%, 4/30/10, market value $2,776,338)	$2,721,000	2,721,000
HSBC, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $2,916,170 (Collateralized by $2,989,000 of various U.S. Government Agency Obligations, 2.08%** -2.22%**, 4/18/08- 9/22/08, market value $2,975,028)	2,916,000	2,916,000
UBS, 2.15%, 4/1/08+, dated 3/31/08, with a repurchase price of $1,755,105 (Collateralized by $1,596,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $1,793,073)	1,755,000	1,755,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,392,000)		7,392,000

TOTAL INVESTMENT SECURITIES
(Cost $37,488,146)—101.9%		44,730,350
Net other assets (liabilities)—(1.9)%		(847,309)

NET ASSETS—100.0%		$43,883,041

(a)	Represents a security purchased on a when-issued basis.
*	Non-income producing security
**	Represents the effective yield or interest rate in effect at March 31, 2008.
(^)	All or a portion of this security is designated on the ProFund VP UltraMid-Cap’s records as collateral for when-issued securities.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring June 2008 (Underlying notional amount at value $22,649,000)	290	$161,383
S &P MidCap 400 Futures Contract expiring June 2008 (Underlying notional amount at value $11,324,500)	29	178,959

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 04/28/08	$13,163,061	$17,583
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 04/28/08	3,016,999	(644)

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Advertising	0.3%
Aerospace/Defense	0.8%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.8%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.7%
Banks	2.4%
Beverages	0.3%
Biotechnology	1.5%
Building Materials	0.4%
Chemicals	3.2%
Coal	0.5%
Commercial Services	4.0%
Computers	2.4%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.0%
Electric	4.4%
Electrical Components & Equipment	1.0%
Electronics	1.9%
Engineering & Construction	0.7%
Entertainment	0.3%
Environmental Control	0.9%
Food	1.1%
Forest Products & Paper	0.6%
Gas	1.3%
Hand/Machine Tools	0.4%
Healthcare - Products	4.1%
Healthcare - Services	2.0%
Home Builders	1.0%
Home Furnishings	NM
Household Products/Wares	0.7%
Insurance	3.5%
Internet	1.0%
Investment Companies	0.2%
Iron/Steel	1.4%
Leisure Time	0.2%
Lodging	0.1%
Machinery - Construction & Mining	0.6%
Machinery-Diversified	1.9%
Media	0.3%
Metal Fabricate/Hardware	0.6%
Miscellaneous Manufacturing	3.3%
Office Furnishings	0.2%
Oil & Gas	6.0%
Oil & Gas Services	2.0%
Packaging & Containers	0.4%
Pharmaceuticals	1.8%
Pipelines	0.9%
REIT	5.0%
Real Estate	0.2%
Retail	5.1%
Savings & Loans	1.0%
Semiconductors	1.9%
Software	3.1%

See accompanying notes to the Schedules of Portfolio Investments.

Telecommunications	2.4%
Textiles	0.3%
Transportation	1.0%
Trucking & Leasing	0.2%
Water	0.2%
Other***	14.9%

***	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (72.7%)
3Com Corp.* (Telecommunications)	7,380	$16,900
AAR Corp.* (Aerospace/Defense)	720	19,634
Aaron Rents, Inc. (Commercial Services)	900	19,386
AbitibiBowater, Inc.* (Forest Products & Paper)	540	6,971
ABM Industries, Inc. (Commercial Services)	990	22,216
Acco Brands Corp.* (Household Products/Wares)	990	13,434
ACI Worldwide, Inc.* (Software)	720	14,342
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,080	32,627
Acuity Brands, Inc. (Miscellaneous Manufacturing)	720	30,924
Administaff, Inc. (Commercial Services)	540	12,749
ADTRAN, Inc. (Telecommunications)	1,080	19,980
Advance America Cash Advance Centers, Inc. (Commercial Services)	1,440	10,872
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	810	10,741
Advanta Corp. - Class B (Diversified Financial Services)	810	5,694
Advisory Board Co.* (Commercial Services)	450	24,723
Aecom Technology Corp.* (Engineering & Construction)	810	21,068
Aeropostale, Inc.* (Retail)	1,170	31,719
AFC Enterprises, Inc.* (Retail)	1,080	9,709
Affymetrix, Inc.* (Biotechnology)	1,170	20,370
Aftermarket Technology Corp.* (Auto Parts & Equipment)	630	12,247
Agilysys, Inc. (Computers)	810	9,396
AirTran Holdings, Inc.* (Airlines)	1,800	11,880
Alaska Air Group, Inc.* (Airlines)	810	15,892
Alaska Communications Systems Group, Inc. (Telecommunications)	1,350	16,524
Albany International Corp. - Class A (Machinery-Diversified)	630	22,768
Alesco Financial, Inc. (REIT)	2,160	6,221
Alexandria Real Estate Equities, Inc. (REIT)	450	41,724
Alexion Pharmaceuticals, Inc.* (Biotechnology)	630	37,359
Align Technology, Inc.* (Healthcare - Products)	1,080	11,999
Alkermes, Inc.* (Pharmaceuticals)	1,890	22,453
Alliance One International, Inc.* (Agriculture)	2,160	13,046
Allscripts Healthcare Solutions, Inc.* (Software)	990	10,217
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	990	24,156
Alpha Natural Resources, Inc.* (Coal)	1,350	58,644
Alpharma, Inc. - Class A* (Pharmaceuticals)	810	21,230
AMAG Pharmaceuticals, Inc.* (Biotechnology)	270	10,916
Amedisys, Inc.* (Healthcare - Services)	540	21,244
AMERCO* (Trucking & Leasing)	270	15,414
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	900	18,450
American Campus Communities, Inc. (REIT)	900	24,624
American Commercial Lines, Inc.* (Transportation)	1,170	18,486
American Dental Partners, Inc.* (Healthcare - Services)	720	6,962
American Equity Investment Life Holding Co. (Insurance)	1,710	15,869
American Financial Realty Trust (REIT)	3,150	25,011
American Medical Systems Holdings, Inc.* (Healthcare - Products)	1,440	20,434
American Physicians Capital, Inc. (Insurance)	540	25,034
American Reprographics Co.* (Software)	630	9,349
American States Water Co. (Water)	990	35,640
American Superconductor Corp.* (Electrical Components & Equipment)	900	20,871
AmericanWest Bancorp (Banks)	1,350	11,772
AMERIGROUP Corp.* (Healthcare - Services)	990	27,057
Ameris Bancorp (Banks)	1,080	17,345
Ameristar Casinos, Inc. (Lodging)	630	11,498
Ameron International Corp. (Miscellaneous Manufacturing)	270	25,253
Amkor Technology, Inc.* (Semiconductors)	1,890	20,223
AMN Healthcare Services, Inc.* (Commercial Services)	810	12,490
ANADIGICS, Inc.* (Semiconductors)	1,260	8,266
Analogic Corp. (Electronics)	360	23,954
Anixter International, Inc.* (Telecommunications)	450	28,818
ANSYS, Inc.* (Software)	1,350	46,602
Anworth Mortgage Asset Corp. (REIT)	2,430	14,896
Apex Silver Mines, Ltd.ADR* (Mining)	1,080	13,090
Apogee Enterprises, Inc. (Building Materials)	720	11,088
Apollo Investment Corp. (Investment Companies)	1,620	25,645
Applera Corp.-Celera Genomics Group* (Biotechnology)	1,890	27,783
Applied Industrial Technologies, Inc. (Machinery-Diversified)	900	26,901
Applied Micro Circuits Corp.* (Semiconductors)	1,710	12,278
Apria Healthcare Group, Inc.* (Healthcare - Services)	810	15,998
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,170	45,548
Aquila, Inc.* (Electric)	8,280	26,579
Arbitron, Inc. (Commercial Services)	540	23,306
Arch Chemicals, Inc. (Chemicals)	630	23,474
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,620	11,081
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,970	10,009

See accompanying notes to the Schedules of Portfolio Investments.

Ariba, Inc.* (Internet)	1,980	19,127
Arlington Tankers, Ltd.ADR (Transportation)	1,080	22,680
Array BioPharma, Inc.* (Pharmaceuticals)	1,530	10,725
Arris Group, Inc.* (Telecommunications)	1,890	11,000
ArthroCare Corp.* (Healthcare - Products)	540	18,009
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,440	18,014
Ashford Hospitality Trust (REIT)	2,430	13,802
Aspen Insurance Holdings, Ltd.ADR (Insurance)	1,530	40,361
Assisted Living Concepts, Inc. - Class A* (Healthcare - Services)	1,710	10,072
Assured Guaranty, Ltd.ADR (Insurance)	1,260	29,912
Astec Industries, Inc.* (Machinery - Construction & Mining)	450	17,442
Atheros Communications* (Telecommunications)	990	20,632
Atlas America, Inc. (Oil & Gas)	450	27,198
ATMI, Inc.* (Semiconductors)	720	20,038
ATP Oil & Gas Corp.* (Oil & Gas)	450	14,724
Atwood Oceanics, Inc.* (Oil & Gas)	450	41,274
Avid Technology, Inc.* (Software)	810	19,715
Avocent Corp.* (Internet)	990	16,731
Badger Meter, Inc. (Electronics)	720	31,104
Baldor Electric Co. (Hand/Machine Tools)	810	22,680
Bally Technologies, Inc.* (Entertainment)	1,080	37,087
Banco Latinoamericano de Exportaciones, S.A. - Class EADR (Banks)	1,080	16,632
BankFinancial Corp. (Savings & Loans)	1,800	28,638
Banner Corp. (Banks)	810	18,662
Barnes Group, Inc. (Miscellaneous Manufacturing)	900	20,655
Basic Energy Services, Inc.* (Oil & Gas Services)	900	19,872
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	1,080	10,800
BearingPoint, Inc.* (Commercial Services)	3,870	6,502
Beazer Homes USA, Inc. (Home Builders)	720	6,804
Belden, Inc. (Electrical Components & Equipment)	720	25,430
Belo Corp. - Class A (Media)	1,620	17,123
Benchmark Electronics, Inc.* (Electronics)	1,260	22,617
Berry Petroleum Co. - Class A (Oil & Gas)	720	33,473
Big 5 Sporting Goods Corp. (Retail)	810	7,104
Bill Barrett Corp.* (Oil & Gas)	540	25,515
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	360	32,022
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,800	63,666
BioMed Realty Trust, Inc. (REIT)	1,350	32,251
Blackbaud, Inc. (Software)	990	24,037
Blackboard, Inc.* (Software)	630	20,998
Blockbuster, Inc. - Class A* (Retail)	4,140	13,496
Blue Nile, Inc.* (Internet)	270	14,621
Bob Evans Farms, Inc. (Retail)	810	22,348
Borders Group, Inc. (Retail)	1,170	6,868
Borland Software Corp.* (Software)	3,150	6,363
Boston Private Financial Holdings, Inc. (Banks)	1,080	11,437
Bowne & Co., Inc. (Commercial Services)	1,080	16,470
Brady Corp. - Class A (Electronics)	900	30,087
Briggs & Stratton Corp. (Machinery- Diversified)	900	16,110
Bright Horizons Family Solutions, Inc.* (Commercial Services)	630	27,115
Brightpoint, Inc.* (Distribution/Wholesale)	1,080	9,029
Bristow Group, Inc.* (Transportation)	450	24,151
Brooks Automation, Inc.* (Semiconductors)	1,440	13,997
Brown Shoe Co., Inc. (Retail)	900	13,563
Brush Engineered Materials, Inc.* (Mining)	450	11,552
Buckeye Technologies, Inc.* (Forest Products & Paper)	1,260	14,062
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	630	64,039
Buffalo Wild Wings, Inc.* (Retail)	360	8,820
CACI International, Inc. - Class A* (Computers)	540	24,597
Calamos Asset Management, Inc. (Diversified Financial Services)	810	13,187
California Water Service Group (Water)	990	37,768
Callaway Golf Co. (Leisure Time)	1,530	22,460
Capital City Bank Group, Inc. (Banks)	990	28,710
Capital Lease Funding, Inc. (REIT)	2,340	18,182
Carrizo Oil & Gas, Inc.* (Oil & Gas)	450	26,671
Carter’s, Inc.* (Apparel)	1,080	17,442
Cascade Corp. (Machinery- Diversified)	270	13,314
Casey’s General Stores, Inc. (Retail)	990	22,374
Cash America International, Inc. (Retail)	630	22,932
Cbeyond, Inc.* (Telecommunications)	450	8,456
CBRE Realty Finance, Inc. (REIT)	1,620	6,529
CBRL Group, Inc. (Retail)	540	19,316
Celgene Corp.* (Biotechnology)	200	12,258
Centene Corp.* (Healthcare - Services)	990	13,801
Centennial Bank Holdings, Inc.* (Banks)	3,060	19,217
Centerline Holding Co. (Diversified Financial Services)	1,350	5,481
Central European Distribution Corp.* (Distribution/Wholesale)	720	41,897
Central Garden & Pet Co. - Class A* (Household Products/Wares)	1,710	7,592
Central Vermont Public Service Corp. (Electric)	540	12,906
Century Aluminum Co.* (Mining)	450	29,808
Cenveo, Inc.* (Commercial Services)	1,080	11,297

See accompanying notes to the Schedules of Portfolio Investments.

Cepheid, Inc.* (Healthcare - Products)	1,350	32,926
Ceradyne, Inc.* (Miscellaneous Manufacturing)	450	14,382
CF Industries Holdings, Inc. (Chemicals)	900	93,258
Champion Enterprises, Inc.* (Home Builders)	1,620	16,249
Charlotte Russe Holding, Inc.* (Retail)	630	10,924
Charming Shoppes, Inc.* (Retail)	2,340	11,302
Charter Communications, Inc. - Class A* (Media)	7,380	6,288
Chattem, Inc.* (Cosmetics/Personal Care)	360	23,882
Checkpoint Systems, Inc.* (Electronics)	810	21,748
Chemed Corp. (Commercial Services)	450	18,990
Cherokee, Inc. (Apparel)	630	21,212
Chipotle Mexican Grill, Inc. - Class B* (Retail)	540	52,429
Chiquita Brands International, Inc.* (Food)	990	22,879
Christopher & Banks Corp. (Retail)	900	8,991
Cincinnati Bell, Inc.* (Telecommunications)	4,860	20,704
Cirrus Logic, Inc.* (Semiconductors)	2,250	15,120
Citadel Broadcasting Corp. (Media)	4,590	7,619
Citi Trends, Inc.* (Retail)	450	8,303
Citizens Republic Bancorp, Inc. (Banks)	1,620	20,137
CKE Restaurants, Inc. (Retail)	1,260	14,137
Clarcor, Inc. (Miscellaneous Manufacturing)	990	35,194
Cleco Corp. (Electric)	1,260	27,947
CMGI, Inc.* (Internet)	900	11,934
CNET Networks, Inc.* (Internet)	3,240	23,004
CoBiz Financial, Inc. (Banks)	1,440	18,749
Coeur d’Alene Mines Corp.* (Mining)	5,310	21,452
Cogent Communications Group, Inc.* (Internet)	900	16,479
Cognex Corp. (Machinery- Diversified)	1,080	23,576
Cohen & Steers, Inc. (Diversified Financial Services)	360	9,536
Cohu, Inc. (Semiconductors)	990	16,088
Coinstar, Inc.* (Commercial Services)	720	20,261
Collective Brands, Inc.* (Retail)	1,080	13,090
Columbia Banking System, Inc. (Banks)	1,170	26,185
Community Trust Bancorp, Inc. (Banks)	900	26,370
Commvault Systems, Inc.* (Software)	990	12,276
Compass Minerals International, Inc. (Mining)	720	42,466
Complete Production Services, Inc.* (Oil & Gas Services)	810	18,581
Comstock Resources, Inc.* (Oil & Gas)	810	32,643
Comtech Telecommunications Corp.* (Telecommunications)	450	17,550
Conceptus, Inc.* (Healthcare - Products)	900	16,704
Concur Technologies, Inc.* (Software)	900	27,945
CONMED Corp.* (Healthcare - Products)	720	18,461
Consolidated Communications Holdings, Inc. (Telecommunications)	990	14,979
Consolidated Water Co., Ltd.ADR (Water)	990	21,810
Consolidated-Tomoka Land Co. (Real Estate)	360	20,178
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,080	16,168
Corinthian Colleges, Inc.* (Commercial Services)	1,890	13,665
Corporate Office Properties Trust (REIT)	720	24,199
Corus Bankshares, Inc. (Banks)	1,170	11,384
CoStar Group, Inc.* (Commercial Services)	450	19,350
Crosstex Energy, Inc. (Oil & Gas)	900	30,555
CSG Systems International, Inc.* (Software)	900	10,233
CSK Auto Corp.* (Retail)	1,080	10,055
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,170	21,551
Curtiss-Wright Corp. (Aerospace/Defense)	810	33,599
CV Therapeutics, Inc.* (Pharmaceuticals)	1,350	9,626
Cymer, Inc.* (Electronics)	630	16,405
Daktronics, Inc. (Electronics)	720	12,895
Darling International, Inc.* (Environmental Control)	1,890	24,475
Dawson Geophysical Co.* (Oil & Gas Services)	270	18,225
DCT Industrial Trust, Inc. (REIT)	3,420	34,063
DealerTrack Holdings, Inc.* (Internet)	630	12,739
Deckers Outdoor Corp.* (Apparel)	270	29,111
Deerfield Capital Corp. (REIT)	1,620	2,284
Delta Petroleum Corp.* (Oil & Gas)	1,260	28,400
Deluxe Corp. (Commercial Services)	900	17,289
DeVry, Inc. (Commercial Services)	1,080	45,187
DiamondRock Hospitality Co. (REIT)	1,890	23,946
Digi International, Inc.* (Software)	1,260	14,540
Digital Realty Trust, Inc. (REIT)	990	35,145
Digital River, Inc.* (Internet)	720	22,298
Dionex Corp.* (Electronics)	360	27,716
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	540	7,366
Dress Barn, Inc.* (Retail)	900	11,646
Drill-Quip, Inc.* (Oil & Gas Services)	450	20,911
DTS, Inc.* (Home Furnishings)	900	21,600
Dycom Industries, Inc.* (Engineering & Construction)	810	9,728
Eagle Bulk Shipping, Inc.ADR (Transportation)	1,080	27,821
EarthLink, Inc.* (Internet)	3,240	24,462
Eclipsys Corp.* (Software)	990	19,414
Edge Petroleum Corp.* (Oil & Gas)	1,080	4,352
Education Realty Trust, Inc. (REIT)	2,160	27,151
El Paso Electric Co.* (Electric)	1,170	25,003

See accompanying notes to the Schedules of Portfolio Investments.

Electronics for Imaging, Inc.* (Computers)	1,080	16,114
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	810	16,160
EMCOR Group, Inc.* (Engineering & Construction)	1,080	23,987
Empire District Electric Co. (Electric)	1,620	32,805
Employers Holdings, Inc. (Insurance)	1,350	25,029
EMS Technologies, Inc.* (Telecommunications)	990	26,869
Emulex Corp.* (Semiconductors)	1,440	23,386
Encore Acquisition Co.* (Oil & Gas)	990	39,877
Encore Wire Corp. (Electrical Components & Equipment)	630	11,472
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	720	21,528
EnergySouth, Inc. (Gas)	540	28,183
Ennis, Inc. (Household Products/Wares)	900	15,102
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	450	14,036
Entegris, Inc.* (Semiconductors)	2,610	18,766
Entertainment Properties Trust (REIT)	540	26,638
Entravision Communications Corp.* (Media)	1,980	13,187
Enzon Pharmaceuticals, Inc.* (Biotechnology)	2,610	24,038
Epicor Software Corp.* (Software)	1,530	17,136
Equinix, Inc.* (Internet)	540	35,905
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	540	21,449
Euronet Worldwide, Inc.* (Commercial Services)	900	17,334
Evergreen Solar, Inc.* (Energy - Alternate Sources)	1,980	18,355
Excel Technology, Inc.* (Electronics)	900	24,264
EXCO Resources, Inc.* (Oil & Gas)	1,170	21,645
Exelixis, Inc.* (Biotechnology)	2,250	15,638
Exponent, Inc.* (Commercial Services)	990	32,512
Extra Space Storage, Inc. (REIT)	1,890	30,599
Federal Agricultural Mortgage Corp. - Class C (Diversified Financial Services)	630	16,443
FEI Co.* (Electronics)	720	15,718
FelCor Lodging Trust, Inc. (REIT)	1,260	15,158
Ferro Corp. (Chemicals)	990	14,711
Finisar Corp.* (Telecommunications)	5,400	6,912
First BanCorp (Banks)	1,890	19,202
First Financial Holdings, Inc. (Savings & Loans)	900	21,114
First Merchants Corp. (Banks)	1,260	35,960
First Place Financial Corp. (Savings & Loans)	1,170	15,210
First Potomac Realty Trust (REIT)	1,170	17,983
First State Bancorporation (Banks)	1,260	16,871
Fisher Communications, Inc.* (Media)	450	14,022
Fleetwood Enterprises, Inc.* (Home Builders)	1,890	8,694
FLIR Systems, Inc.* (Electronics)	2,160	64,994
Flow International Corp.* (Machinery-Diversified)	1,440	13,378
Flowers Foods, Inc. (Food)	1,350	33,412
Flushing Financial Corp. (Savings & Loans)	1,620	28,480
Force Protection, Inc.* (Auto Manufacturers)	1,170	2,352
FormFactor, Inc.* (Semiconductors)	810	15,471
Forward Air Corp. (Transportation)	810	28,706
Fossil, Inc.* (Household Products/Wares)	810	24,737
Foundry Networks, Inc.* (Telecommunications)	2,430	28,139
FPIC Insurance Group, Inc.* (Insurance)	540	25,456
Franklin Bank Corp. Houston* (Savings & Loans)	1,530	4,636
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	3,600	6,120
FTI Consulting, Inc.* (Commercial Services)	720	51,149
Fuel Tech, Inc.* (Environmental Control)	540	11,070
FuelCell Energy, Inc.* (Energy - Alternate Sources)	2,070	13,766
Fuller (H.B.) Co. (Chemicals)	1,080	22,043
Gartner Group, Inc.* (Commercial Services)	1,260	24,368
Gaylord Entertainment Co.* (Lodging)	720	21,809
Gemstar-TV Guide International, Inc.* (Media)	5,130	24,111
Genco Shipping & Trading, Ltd.ADR (Transportation)	450	25,393
GenCorp, Inc.* (Aerospace/Defense)	1,710	17,596
General Communication, Inc. - Class A* (Telecommunications)	1,530	9,394
Genesco, Inc.* (Retail)	450	10,400
Genesee & Wyoming, Inc. - Class A* (Transportation)	810	27,864
GeoEye, Inc.* (Telecommunications)	810	21,052
Georgia Gulf Corp. (Chemicals)	900	6,237
Gevity HR, Inc. (Commercial Services)	810	7,015
Gladstone Capital Corp. (Investment Companies)	1,080	20,207
GMH Communities Trust (REIT)	2,160	18,749
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,800	29,178
Granite Construction, Inc. (Engineering & Construction)	540	17,663
Great Wolf Resorts, Inc.* (Entertainment)	1,620	10,336
Greatbatch, Inc.* (Electrical Components & Equipment)	630	11,598
Greenhill & Co., Inc. (Diversified Financial Services)	360	25,042
Greif Brothers Corp. - Class A (Packaging & Containers)	540	36,682
Grey Wolf, Inc.* (Oil & Gas)	3,330	22,577
Group 1 Automotive, Inc. (Retail)	540	12,679

See accompanying notes to the Schedules of Portfolio Investments.

GulfMark Offshore, Inc.* (Transportation)	450	24,624
Haemonetics Corp.* (Healthcare - Products)	540	32,173
Harleysville National Corp. (Banks)	1,710	24,658
Harvest Natural Resources, Inc.* (Oil & Gas)	1,620	19,537
Haynes International, Inc.* (Metal Fabricate/Hardware)	270	14,818
HealthExtras, Inc.* (Pharmaceuticals)	720	17,885
HEALTHSOUTH Corp.* (Healthcare - Services)	1,440	25,618
Healthways, Inc.* (Healthcare - Services)	630	22,264
Hecla Mining Co.* (Mining)	2,250	25,110
HEICO Corp. (Aerospace/Defense)	720	35,100
Heidrick & Struggles International, Inc. (Commercial Services)	450	14,639
Helen of Troy, Ltd.ADR* (Household Products/Wares)	720	12,074
Hercules Offshore, Inc.* (Oil & Gas Services)	540	13,565
Hercules Technology Growth Capital, Inc. (Investment Companies)	1,800	19,548
Hercules, Inc. (Chemicals)	1,980	36,214
Herman Miller, Inc. (Office Furnishings)	990	24,324
Hersha Hospitality Trust (REIT)	2,250	20,317
Hexcel Corp.* (Aerospace/Defense Equipment)	1,710	32,678
Hibbett Sports, Inc.* (Retail)	810	12,506
Highwoods Properties, Inc. (REIT)	990	30,759
Hilb, Rogal, and Hobbs Co. (Insurance)	630	19,826
Hologic, Inc.* (Healthcare - Products)	900	50,040
Horizon Lines, Inc. - Class A (Transportation)	810	15,074
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	450	20,551
Hub Group, Inc. - Class A* (Transportation)	810	26,641
Hudson Highland Group, Inc.* (Commercial Services)	720	6,098
Human Genome Sciences, Inc.* (Biotechnology)	2,880	16,963
Huron Consulting Group, Inc.* (Commercial Services)	360	14,958
Iconix Brand Group, Inc.* (Apparel)	1,080	18,738
IDACORP, Inc. (Electric)	990	31,789
IHS, Inc. - Class A* (Computers)	630	40,515
II-VI, Inc.* (Electronics)	630	23,927
IKON Office Solutions, Inc. (Office/Business Equipment)	1,980	15,048
Illumina, Inc.* (Biotechnology)	900	68,310
Imation Corp. (Computers)	720	16,373
Immucor, Inc.* (Healthcare - Products)	1,170	24,968
Independent Bank Corp. (Banks)	900	26,595
Independent Bank Corp. (Banks)	1,440	14,947
Infinity Property & Casualty Corp. (Insurance)	540	22,464
Informatica Corp.* (Software)	1,710	29,173
Infospace, Inc. (Internet)	900	10,413
Ingles Markets, Inc. - Class A (Food)	540	13,279
Innospec, Inc. (Chemicals)	720	15,264
Insight Enterprises, Inc.* (Retail)	1,080	18,900
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	900	12,447
Integra Bank Corp. (Banks)	1,350	21,870
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	900	23,103
InterDigital, Inc.* (Telecommunications)	900	17,829
Interface, Inc. - Class A (Office Furnishings)	1,260	17,703
Interline Brands, Inc.* (Building Materials)	720	13,356
Intermec, Inc.* (Machinery-Diversified)	1,170	25,962
InterMune, Inc.* (Biotechnology)	630	9,185
Internap Network Services Corp.* (Internet)	1,080	5,357
International Coal Group, Inc.* (Coal)	2,880	18,288
Interwoven, Inc.* (Internet)	1,350	14,418
inVentiv Health, Inc.* (Advertising)	630	18,150
Inverness Medical Innovations, Inc.* (Healthcare - Products)	810	24,381
ION Geophysical Corp.* (Oil & Gas Services)	1,350	18,630
IPC Holdings, Ltd.ADR (Insurance)	1,170	32,760
iPCS, Inc. (Telecommunications)	630	14,711
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,980	27,938
ITC Holdings Corp. (Electric)	900	46,854
Itron, Inc.* (Electronics)	540	48,724
J. Crew Group, Inc.* (Retail)	630	27,827
j2 Global Communications, Inc.* (Internet)	990	22,097
Jack Henry & Associates, Inc. (Computers)	1,350	33,304
Jack in the Box, Inc.* (Retail)	1,080	29,020
Jackson Hewitt Tax Service, Inc. (Commercial Services)	720	8,258
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	720	19,850
Jamba, Inc.* (Retail)	1,800	4,770
Jer Investors Trust, Inc. (REIT)	1,440	12,211
JetBlue Airways Corp.* (Airlines)	2,880	16,704
Jo-Ann Stores, Inc.* (Retail)	540	7,954
Jos. A. Bank Clothiers, Inc.* (Retail)	450	9,225
K-V Pharmaceutical Co.* (Pharmaceuticals)	810	20,218
Kadant, Inc.* (Machinery-Diversified)	630	18,509
Kaiser Aluminum Corp. (Mining)	270	18,711
Kaman Corp. (Aerospace/Defense)	720	20,369
Kaydon Corp. (Metal Fabricate/Hardware)	540	23,711
KBW, Inc.* (Diversified Financial Services)	630	13,892
KEMET Corp.* (Electronics)	2,430	9,817
Kenexa Corp.* (Commercial Services)	540	9,979
Kindred Healthcare, Inc.* (Healthcare - Services)	540	11,810
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	1,890	30,694

See accompanying notes to the Schedules of Portfolio Investments.

Knight Transportation, Inc. (Transportation)	1,260	20,740
Knightsbridge Tankers, Ltd.ADR (Transportation)	720	19,210
Knoll, Inc. (Office Furnishings)	990	11,425
Korn/Ferry International* (Commercial Services)	900	15,210
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,800	8,604
L-1 Identity Solutions, Inc.* (Electronics)	1,170	15,561
Laclede Group, Inc. (Gas)	1,260	44,894
Lance, Inc. (Food)	900	17,640
LandAmerica Financial Group, Inc. (Insurance)	270	10,657
Landauer, Inc. (Commercial Services)	540	27,184
LaSalle Hotel Properties (REIT)	810	23,271
Lattice Semiconductor Corp.* (Semiconductors)	3,330	9,457
Lawson Software, Inc.* (Software)	2,610	19,653
Layne Christensen Co.* (Engineering & Construction)	450	15,759
LCA-Vision, Inc. (Healthcare - Products)	450	5,625
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	1,620	11,421
Lear Corp.* (Auto Parts & Equipment)	1,260	32,647
Lee Enterprises, Inc. (Media)	1,080	10,811
Life Time Fitness, Inc.* (Leisure Time)	540	16,853
LifeCell Corp.* (Biotechnology)	720	30,262
Ligand Pharmaceuticals, Inc. - Class B (Pharmaceuticals)	2,340	9,360
Lin TV Corp. - Class A* (Media)	810	7,784
Littelfuse, Inc.* (Electrical Components & Equipment)	540	18,884
Live Nation, Inc.* (Commercial Services)	1,170	14,192
LKQ Corp.* (Distribution/Wholesale)	2,160	48,535
LodgeNet Entertainment Corp.* (Media)	630	3,837
Longs Drug Stores Corp. (Retail)	540	22,928
LoopNet, Inc.* (Internet)	810	10,287
LTC Properties, Inc. (REIT)	1,260	32,395
Luminex Corp.* (Healthcare - Products)	1,350	26,527
M&F Worldwide Corp.* (Food)	270	10,095
Macrovision Corp.* (Entertainment)	990	13,365
Magellan Health Services, Inc.* (Healthcare - Services)	720	28,577
Maguire Properties, Inc. (REIT)	810	11,591
Manhattan Associates, Inc.* (Computers)	720	16,510
MannKind Corp.* (Pharmaceuticals)	1,170	6,985
Mariner Energy, Inc.* (Oil & Gas)	1,530	41,325
Martek Biosciences Corp.* (Biotechnology)	900	27,513
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	1,080	28,933
MasTec, Inc.* (Telecommunications)	1,170	9,606
Matria Healthcare, Inc.* (Healthcare - Services)	540	12,042
Matrix Service Co.* (Oil & Gas Services)	630	10,823
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	720	34,740
Mattson Technology, Inc.* (Semiconductors)	1,710	10,414
Max Capital Group, Ltd.ADR (Insurance)	1,260	32,999
MAXIMUS, Inc. (Commercial Services)	450	16,520
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	900	10,485
MCG Capital Corp. (Investment Companies)	1,620	14,726
McGrath Rentcorp (Commercial Services)	720	17,359
Medarex, Inc.* (Pharmaceuticals)	2,250	19,912
Mediacom Communications Corp. - Class A* (Media)	1,980	8,573
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	990	19,493
Mentor Corp. (Healthcare - Products)	720	18,518
Mentor Graphics Corp.* (Computers)	1,710	15,099
Meridian Bioscience, Inc. (Healthcare - Products)	990	33,096
Meritage Homes Corp.* (Home Builders)	540	10,433
Methode Electronics, Inc. (Electronics)	1,170	13,677
MGE Energy, Inc. (Electric)	990	33,719
Micros Systems, Inc.* (Computers)	1,440	48,470
Microsemi Corp.* (Semiconductors)	1,350	30,780
MicroStrategy, Inc. - Class A* (Software)	180	13,318
Midas, Inc.* (Commercial Services)	900	15,471
MKS Instruments, Inc.* (Semiconductors)	990	21,186
Mobile Mini, Inc.* (Storage/Warehousing)	810	15,390
Monaco Coach Corp. (Home Builders)	1,260	11,945
Monarch Casino & Resort, Inc.* (Lodging)	630	11,157
Montpelier Re Holdings, Ltd.ADR (Insurance)	1,980	31,779
Moog, Inc. - Class A* (Aerospace/Defense)	720	30,391
MPS Group, Inc.* (Commercial Services)	1,980	23,404
MSC.Software Corp.* (Software)	1,350	17,537
Mueller Industries, Inc. (Metal Fabricate/Hardware)	810	23,368
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	2,340	19,141
MVC Capital, Inc. (Investment Companies)	990	15,088
Myriad Genetics, Inc.* (Biotechnology)	810	32,635
Nara Bancorp, Inc. (Banks)	1,440	18,706
Nash Finch Co. (Food)	360	12,233
NATCO Group, Inc. - Class A* (Oil & Gas Services)	450	21,037
National CineMedia, Inc. (Entertainment)	990	22,255

See accompanying notes to the Schedules of Portfolio Investments.

National Financial Partners (Diversified Financial Services)	720	16,178
Nationwide Health Properties, Inc. (REIT)	1,530	51,637
NCI Building Systems, Inc.* (Building Materials)	450	10,890
Nektar Therapeutics* (Biotechnology)	1,890	13,117
Net 1 UEPS Technologies, Inc.* (Commercial Services)	810	18,265
Netflix, Inc.* (Internet)	990	34,303
NETGEAR, Inc.* (Telecommunications)	720	14,364
NewAlliance Bancshares, Inc. (Savings & Loans)	2,250	27,585
NGP Capital Resources Co. (Investment Companies)	1,350	22,167
Nicor, Inc. (Gas)	810	27,143
Nordson Corp. (Machinery-Diversified)	630	33,925
NorthStar Realty Finance Corp. (REIT)	1,800	14,706
Novatel Wireless, Inc.* (Telecommunications)	630	6,098
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	720	6,466
NTELOS Holdings Corp. (Telecommunications)	720	17,424
Nuance Communications, Inc.* (Software)	2,250	39,172
NuVasive, Inc.* (Healthcare - Products)	900	31,059
O’Charley’s, Inc. (Retail)	1,080	12,442
Oil States International, Inc.* (Oil & Gas Services)	810	36,296
Old Dominion Freight Line, Inc.* (Transportation)	720	22,918
Olin Corp. (Chemicals)	1,440	28,454
OM Group, Inc.* (Chemicals)	540	29,452
OMEGA Healthcare Investors, Inc. (REIT)	1,890	32,810
Omnicell, Inc.* (Software)	900	18,090
OmniVision Technologies, Inc.* (Semiconductors)	1,170	19,679
ON Semiconductor Corp.* (Semiconductors)	3,960	22,493
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	900	26,127
Optionsxpress Holdings, Inc. (Diversified Financial Services)	900	18,639
OraSure Technologies, Inc.* (Healthcare - Products)	2,430	17,763
Orbital Sciences Corp.* (Aerospace/Defense)	1,170	28,197
Orthofix International N.V.ADR* (Healthcare - Products)	450	17,896
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,080	40,381
OSI Systems, Inc.* (Electronics)	630	14,503
Owens & Minor, Inc. (Distribution/Wholesale)	810	31,865
P.F. Chang’s China Bistro, Inc.* (Retail)	630	17,917
Pacer International, Inc. (Transportation)	900	14,787
Pacific Sunwear of California, Inc.* (Retail)	1,260	15,889
PAETEC Holding Corp.* (Telecommunications)	1,710	11,389
Palm, Inc. (Computers)	1,800	9,000
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	720	12,521
Parallel Petroleum Corp.* (Oil & Gas)	900	17,613
Parametric Technology Corp.* (Software)	1,890	30,202
PAREXEL International Corp.* (Commercial Services)	1,080	28,188
Parker Drilling Co.* (Oil & Gas)	2,160	13,954
Peet’s Coffee & Tea, Inc.* (Beverages)	900	21,159
Penn Virginia Corp. (Oil & Gas)	630	27,777
Performance Food Group Co.* (Food)	810	26,471
Perini Corp.* (Engineering & Construction)	450	16,304
Perot Systems Corp. - Class A* (Computers)	1,530	23,011
Perrigo Co. (Pharmaceuticals)	1,530	57,727
Petrohawk Energy Corp.* (Oil & Gas)	2,790	56,274
PetroQuest Energy, Inc.* (Oil & Gas)	1,170	20,288
Phase Forward, Inc.* (Software)	1,080	18,446
PHH Corp.* (Commercial Services)	990	17,256
PHI, Inc.* (Transportation)	720	22,709
Pier 1 Imports, Inc.* (Retail)	2,250	14,130
Pilgrim’s Pride Corp. (Food)	720	14,566
Pinnacle Entertainment, Inc.* (Entertainment)	1,080	13,824
Pinnacle Financial Partners, Inc.* (Banks)	1,080	27,648
Piper Jaffray* (Diversified Financial Services)	450	15,282
Plantronics, Inc. (Telecommunications)	900	17,379
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	1,080	35,057
Plexus Corp.* (Electronics)	900	25,245
PMA Capital Corp. - Class A* (Insurance)	2,160	18,446
PMC-Sierra, Inc.* (Semiconductors)	3,960	22,572
PNM Resources, Inc. (Electric)	1,440	17,957
Polaris Industries, Inc. (Leisure Time)	720	29,527
Polycom, Inc.* (Telecommunications)	1,440	32,458
PolyOne Corp.* (Chemicals)	2,520	16,052
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	360	15,440
Post Properties, Inc. (REIT)	720	27,806
Potlatch Corp. (Forest Products & Paper)	810	33,429
Powerwave Technologies, Inc.* (Telecommunications)	2,880	7,344
Preferred Bank (Banks)	720	12,017
Presidential Life Corp. (Insurance)	1,170	20,405
Priceline.com, Inc.* (Internet)	630	76,142
PRIMEDIA, Inc. (Media)	990	7,277
ProAssurance Corp.* (Insurance)	630	33,913
Progress Software Corp.* (Software)	810	24,235
Prospect Capital Corp. (Investment Companies)	1,170	17,807
Provident New York Bancorp (Savings & Loans)	2,070	27,945
See accompanying notes to the Schedules of Portfolio Investments.

PSS World Medical, Inc.* (Healthcare - Products)	1,350	22,491
Psychiatric Solutions, Inc.* (Healthcare - Services)	990	33,581
Quanex Corp. (Metal Fabricate/Hardware)	630	32,596
Quantum Corp.* (Computers)	5,580	11,941
Quest Software, Inc.* (Software)	1,350	17,645
Quiksilver, Inc.* (Apparel)	2,250	22,072
RAIT Financial Trust (REIT)	1,170	8,120
Ralcorp Holdings, Inc.* (Food)	540	31,401
Raven Industries, Inc. (Miscellaneous Manufacturing)	540	16,362
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	540	20,050
RC2 Corp.* (Toys/Games/Hobbies)	540	11,324
RealNetworks, Inc.* (Internet)	2,340	13,408
Realty Income Corp. (REIT)	1,800	46,116
Red Robin Gourmet Burgers, Inc.* (Retail)	540	20,288
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	810	10,554
Regal-Beloit Corp. (Hand/Machine Tools)	540	19,780
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,260	24,179
Regis Corp. (Retail)	810	22,267
Renasant Corp. (Banks)	1,080	24,300
Rent-A-Center, Inc.* (Commercial Services)	1,260	23,121
Resource Capital Corp. (REIT)	1,440	10,901
Resources Connection, Inc. (Commercial Services)	900	16,083
RF Micro Devices, Inc.* (Telecommunications)	3,600	9,576
Rimage Corp.* (Computers)	630	13,797
Robbins & Myers, Inc. (Machinery-Diversified)	720	23,508
Rock-Tenn Co. - Class A (Forest Products & Paper)	720	21,578
Rofin-Sinar Technologies, Inc.* (Electronics)	720	32,328
Rosetta Resources, Inc.* (Oil & Gas)	1,080	21,244
RTI International Metals, Inc.* (Mining)	360	16,276
Rudolph Technologies, Inc.* (Semiconductors)	1,080	10,552
Rush Enterprises, Inc.* (Retail)	1,170	18,533
Russ Berrie and Co., Inc.* (Household Products/Wares)	990	13,919
SAIC, Inc.* (Commercial Services)	1,710	31,789
Sally Beauty Holdings, Inc.* (Retail)	1,890	13,041
Sanderson Farms, Inc. (Food)	450	17,105
Sandy Spring Bancorp, Inc. (Banks)	900	24,768
Sapient Corp.* (Internet)	2,160	15,034
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,260	25,200
SAVVIS, Inc.* (Telecommunications)	540	8,786
ScanSource, Inc.* (Distribution/Wholesale)	720	26,057
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	450	31,959
Scholastic Corp.* (Media)	810	24,519
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	720	16,661
Sciele Pharma, Inc.* (Pharmaceuticals)	810	15,795
Seabright Insurance Holdings* (Insurance)	1,260	18,560
Seacoast Banking Corp. of Florida (Banks)	1,170	12,812
Security Bank Corp. (Banks)	1,260	10,017
Select Comfort Corp.* (Retail)	1,080	3,888
Selective Insurance Group, Inc. (Insurance)	1,260	30,089
Semtech Corp.* (Semiconductors)	1,530	21,925
Senior Housing Properties Trust (REIT)	1,620	38,394
Senomyx, Inc.* (Commercial Services)	1,170	6,903
Signature Bank* (Banks)	720	18,360
Silgan Holdings, Inc. (Packaging & Containers)	450	22,333
Silicon Image, Inc.* (Semiconductors)	2,070	10,371
Sinclair Broadcast Group, Inc. - Class A (Media)	1,350	12,029
SiRF Technology Holdings, Inc.* (Semiconductors)	990	5,039
Skilled Healthcare Group, Inc. - Class A* (Healthcare - Services)	1,170	12,847
SkyWest, Inc. (Airlines)	1,080	22,810
Skyworks Solutions, Inc.* (Semiconductors)	3,150	22,932
Smart Modular Technologies (WWH), Inc.ADR* (Computers)	1,080	6,707
Sohu.com, Inc.* (Internet)	630	28,432
Sonic Corp.* (Retail)	1,350	29,754
SONICWALL, Inc.* (Internet)	2,070	16,912
SonoSite, Inc.* (Healthcare - Products)	630	17,911
Sonus Networks, Inc.* (Telecommunications)	4,320	14,861
Sotheby’s (Commercial Services)	1,080	31,223
Southwest Bancorp, Inc. (Banks)	1,080	18,911
Spansion, Inc. - Class A* (Semiconductors)	1,800	4,950
Spartan Motors, Inc. (Auto Parts & Equipment)	810	6,853
Spartan Stores, Inc. (Food)	630	13,136
Spartech Corp. (Chemicals)	720	6,084
Spherion Corp.* (Commercial Services)	1,890	11,567
SPSS, Inc.* (Software)	450	17,451
Stage Stores, Inc. (Retail)	990	16,038
Standard Microsystems Corp.* (Semiconductors)	630	18,383
Standard Pacific Corp. (Home Builders)	1,260	6,124
Standex International Corp. (Miscellaneous Manufacturing)	990	22,117
Steiner Leisure, Ltd.ADR* (Commercial Services)	450	14,850
STERIS Corp. (Healthcare - Products)	1,170	31,391
Sterling Financial Corp. (Savings & Loans)	1,080	16,859
Steven Madden, Ltd.* (Apparel)	630	10,792

See accompanying notes to the Schedules of Portfolio Investments.

Stewart Enterprises, Inc. - Class A (Commercial Services)	2,610	16,756
Stifel Financial Corp.* (Diversified Financial Services)	360	16,164
Stone Energy Corp.* (Oil & Gas)	630	32,955
Strategic Hotels & Resorts, Inc. (REIT)	1,440	18,907
Strayer Education, Inc. (Commercial Services)	270	41,175
Suffolk Bancorp (Banks)	810	25,661
Sunrise Assisted Living, Inc.* (Healthcare - Services)	810	18,047
Sunstone Hotel Investors, Inc. (REIT)	1,260	20,173
Superior Bancorp* (Banks)	2,700	13,419
Superior Essex, Inc.* (Electrical Components & Equipment)	540	15,185
SureWest Communications (Telecommunications)	720	11,131
Swift Energy Co.* (Oil & Gas)	540	24,295
Sybase, Inc.* (Software)	1,440	37,872
Symmetricom, Inc.* (Telecommunications)	2,070	7,224
Synaptics, Inc.* (Computers)	540	12,895
Take-Two Interactive Software, Inc.* (Software)	1,350	34,452
Taser International, Inc.* (Electronics)	1,440	13,536
Technitrol, Inc. (Electronics)	810	18,735
Tekelec* (Telecommunications)	1,260	15,687
Teledyne Technologies, Inc.* (Aerospace/Defense)	630	29,610
TeleTech Holdings, Inc.* (Commercial Services)	720	16,171
Tempur-Pedic International, Inc. (Home Furnishings)	1,350	14,850
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	900	25,146
Terra Industries, Inc.* (Chemicals)	1,620	57,559
Tessera Technologies, Inc.* (Semiconductors)	810	16,848
Tetra Tech, Inc.* (Environmental Control)	1,170	22,827
Texas Capital Bancshares, Inc.* (Banks)	1,080	18,230
Texas Industries, Inc. (Building Materials)	450	27,049
The Children’s Place Retail Stores, Inc.* (Retail)	450	11,052
The Commerce Group, Inc. (Insurance)	990	35,699
The Geo Group, Inc.* (Commercial Services)	990	28,156
The Gymboree Corp.* (Apparel)	630	25,124
The Hain Celestial Group, Inc.* (Food)	900	26,550
The Medicines Co.* (Pharmaceuticals)	1,080	21,816
The Men’s Wearhouse, Inc. (Retail)	900	20,943
The Middleby Corp.* (Machinery-Diversified)	360	22,460
The Pantry, Inc.* (Retail)	450	9,486
The Pep Boys - Manny, Moe & Jack (Retail)	900	8,964
The Phoenix Cos., Inc. (Insurance)	2,340	28,571
The Spectranetics Corp.* (Healthcare - Products)	1,620	13,543
The Steak n Shake Co.* (Retail)	1,530	12,041
The Timberland Co. - Class A* (Apparel)	990	13,593
The TriZetto Group, Inc.* (Internet)	1,080	18,025
The Ultimate Software Group, Inc.* (Software)	720	21,643
The Warnaco Group, Inc.* (Apparel)	900	35,496
Thoratec Corp.* (Healthcare - Products)	1,170	16,719
THQ, Inc.* (Software)	1,080	23,544
Tibco Software, Inc.* (Internet)	3,600	25,704
TICC Capital Corp. (Investment Companies)	1,530	11,506
TierOne Corp. (Savings & Loans)	630	7,106
Time Warner Telecom, Inc. - Class A* (Telecommunications)	2,340	36,247
Titan International, Inc. (Auto Parts & Equipment)	540	16,529
TiVo, Inc.* (Home Furnishings)	2,880	25,229
TNS, Inc. (Commercial Services)	1,440	29,722
TreeHouse Foods, Inc.* (Food)	810	18,517
Triarc Cos., Inc. (Retail)	1,530	10,572
TriCo Bancshares (Banks)	1,080	18,695
Trident Microsystems, Inc.* (Software)	1,080	5,562
TriQuint Semiconductor, Inc.* (Semiconductors)	3,870	19,582
Tronox, Inc. - Class B (Chemicals)	1,350	5,265
TrueBlue, Inc.* (Commercial Services)	990	13,306
Trump Entertainment Resorts, Inc.* (Lodging)	1,080	3,888
TrustCo Bank Corp. NY (Banks)	3,600	32,004
Tupperware Corp. (Household Products/Wares)	1,170	45,256
Tween Brands, Inc.* (Retail)	540	13,360
TXCO Resources, Inc.* (Oil & Gas)	1,440	17,827
UAP Holding Corp. (Chemicals)	1,080	41,407
UCBH Holdings, Inc. (Banks)	1,890	14,666
UIL Holdings Corp. (Electric)	810	24,405
Under Armour, Inc. - Class A* (Retail)	450	16,470
United America Indemnity, Ltd. - Class A* (Insurance)	1,080	20,801
United Natural Foods, Inc.* (Food)	900	16,839
United Online, Inc. (Internet)	1,620	17,107
United Stationers, Inc.* (Distribution/Wholesale)	450	21,465
United Therapeutics Corp.* (Pharmaceuticals)	450	39,015
Universal American Financial Corp.* (Insurance)	1,170	12,402
Universal Corp. (Agriculture)	450	29,488
Universal Health Realty Income Trust (REIT)	900	29,970
Urstadt Biddle Properties - Class A (REIT)	1,620	25,483
USA Mobility, Inc. (Telecommunications)	720	5,141
USEC, Inc.* (Mining)	1,530	5,661
UTStarcom, Inc.* (Telecommunications)	2,880	8,179

See accompanying notes to the Schedules of Portfolio Investments.

Vail Resorts, Inc.* (Entertainment)	540	26,077
Valassis Communications, Inc.* (Commercial Services)	1,080	11,718
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,710	21,939
Valmont Industries, Inc. (Metal Fabricate/Hardware)	360	31,640
ValueClick, Inc.* (Internet)	1,710	29,497
Varian, Inc.* (Electronics)	540	31,277
Veeco Instruments, Inc.* (Semiconductors)	1,080	17,960
Viad Corp. (Commercial Services)	540	19,445
ViaSat, Inc.* (Telecommunications)	630	13,684
Vignette Corp.* (Internet)	1,080	14,267
ViroPharma, Inc.* (Pharmaceuticals)	1,440	12,874
VistaPrint, Ltd.ADR* (Commercial Services)	810	28,309
Visteon Corp.* (Auto Parts & Equipment)	2,700	10,152
Volcom, Inc.* (Apparel)	360	7,276
W-H Energy Services, Inc.* (Oil & Gas Services)	540	37,179
W.R. Grace & Co.* (Chemicals)	1,260	28,753
Wabtec Corp. (Machinery-Diversified)	900	33,894
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,440	46,267
Walter Industries, Inc. (Holding Companies -Diversified)	990	62,004
Warren Resources, Inc.* (Oil & Gas)	1,530	18,161
Watsco, Inc. (Distribution/Wholesale)	450	18,639
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	720	40,860
Watts Water Technologies, Inc. - Class A (Electronics)	630	17,659
WD-40 Co. (Household Products/Wares)	720	23,940
Websense, Inc.* (Internet)	900	16,875
West Coast Bancorp (Banks)	990	14,444
West Pharmaceutical Services, Inc. (Healthcare - Products)	630	27,865
Westar Energy, Inc. (Electric)	1,710	38,937
Whiting Petroleum Corp.* (Oil & Gas)	630	40,729
Willbros Group, Inc.ADR* (Oil & Gas Services)	630	19,278
Wind River Systems, Inc.* (Software)	1,800	13,932
Winn-Dixie Stores, Inc.* (Food)	630	11,315
Winnebago Industries, Inc. (Home Builders)	720	12,168
Winthrop Realty Trust (REIT)	3,960	16,315
WMS Industries, Inc.* (Leisure Time)	900	32,373
Wolverine World Wide, Inc. (Apparel)	1,080	31,331
Woodward Governor Co. (Electronics)	1,080	28,858
World Acceptance Corp.* (Diversified Financial Services)	450	14,333
World Fuel Services Corp. (Retail)	540	15,158
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,260	21,256
Wright Express Corp.* (Commercial Services)	810	24,891
Wright Medical Group, Inc.* (Healthcare - Products)	900	21,726
WSFS Financial Corp. (Savings & Loans)	450	22,176
XenoPort, Inc.* (Pharmaceuticals)	450	18,211
Zale Corp.* (Retail)	900	17,784
Zenith National Insurance Corp. (Insurance)	720	25,819
Zoltek Cos., Inc.* (Chemicals)	450	11,934
Zoran Corp.* (Semiconductors)	1,080	14,753
Zumiez, Inc.* (Retail)	450	7,061
Zymogenetics, Inc.* (Pharmaceuticals)	1,260	12,348

TOTAL COMMON STOCKS
(Cost $15,747,766)		16,033,993

	Principal
	Amount

Repurchase Agreements (7.4%)
Deutsche Bank, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $598,035 (Collateralized by $597,000 of various U.S. Government Agency Obligations, 2.88%-7.13%, 4/30/10-6/15/10, market value $610,575)	$598,000	598,000
HSBC, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $641,037 (Collateralized by $661,000 Federal Home Loan Mortgage Corp., 2.08%**, 9/22/08, market value $654,473)	641,000	641,000
UBS, 2.15%, 4/1/08+, dated 3/31/08, with a repurchase price of $388,023 (Collateralized by $355,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $398,835)	388,000	388,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,627,000)		1,627,000

	Shares

Rights/Warrants(NM)
MCG Capital Corp. (Investment Companies)	231	247

TOTAL RIGHTS/WARRANTS
(Cost $0)		247

TOTAL INVESTMENT SECURITIES
(Cost $17,374,766)—80.1%		17,661,240
Net other assets (liabilities)—19.9%		4,400,083

NET ASSETS—100.0%		$22,061,323

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at March 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini Russell 2000 Futures Contract expiring June 2008 (Underlying notional amount at value $6,394,680)	93	$(117,466)
Russell 2000 Futures Contract expiring June 2008 (Underlying notional amount at value $4,125,600)	12	56,946

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 04/28/08	$7,230,515	$(48,002)
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 04/28/08	10,059,649	(17,554)

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Advertising	0.1%
Aerospace/Defense	0.8%
Aerospace/Defense Equipment	0.1%
Agriculture	0.2%
Airlines	0.4%
Apparel	1.0%
Auto Manufacturers	NM
Auto Parts & Equipment	0.7%
Banks	3.5%
Beverages	0.1%
Biotechnology	1.9%
Building Materials	0.3%
Chemicals	2.0%
Coal	0.4%
Commercial Services	5.2%
Computers	1.4%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.4%
Electric	1.3%
Electrical Components & Equipment	0.8%
Electronics	2.6%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.6%
Entertainment	0.6%
Environmental Control	0.3%
Food	1.4%
Forest Products & Paper	0.4%
Gas	0.4%
Hand/Machine Tools	0.2%
Healthcare - Products	2.4%
Healthcare - Services	1.2%
Holding Companies -Diversified	0.3%
Home Builders	0.3%
Home Furnishings	0.3%
Household Products/Wares	0.8%
Insurance	2.4%
Internet	2.7%
Investment Companies	0.8%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.3%
Machinery - Construction & Mining	0.4%
Machinery-Diversified	1.2%
Media	0.6%
Metal Fabricate/Hardware	0.8%
Mining	0.9%
Miscellaneous Manufacturing	1.4%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	3.0%
Oil & Gas Services	1.3%
Packaging & Containers	0.3%
Pharmaceuticals	2.7%
REIT	3.9%
Real Estate	0.1%
Retail	3.6%
Savings & Loans	0.8%
Semiconductors	2.1%
Software	2.9%
Storage/Warehousing	0.1%
Telecommunications	2.4%
Toys/Games/Hobbies	0.4%
Transportation	1.5%
Trucking & Leasing	0.1%
Water	0.5%
Other***	27.3%

NM	Not meaningful, amount is less than 0.05%.
***	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraNASDAQ-100	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (86.4%)
Activision, Inc.* (Software)	8,704	$237,706
Adobe Systems, Inc.* (Software)	17,920	637,773
Akamai Technologies, Inc.* (Internet)	5,376	151,388
Altera Corp. (Semiconductors)	14,336	264,212
Amazon.com, Inc.* (Internet)	9,216	657,101
Amgen, Inc.* (Biotechnology)	16,896	705,915
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	4,352	127,122
Apollo Group, Inc. - Class A* (Commercial Services)	5,632	243,302
Apple Computer, Inc.* (Computers)	40,704	5,841,024
Applied Materials, Inc. (Semiconductors)	23,296	454,505
Autodesk, Inc.* (Software)	7,936	249,825
Baidu.com, Inc. ADR* (Internet)	768	184,036
BEA Systems, Inc.* (Software)	12,800	245,120
Bed Bath & Beyond, Inc.* (Retail)	11,648	343,616
Biogen Idec, Inc.* (Biotechnology)	10,752	663,291
Broadcom Corp. - Class A* (Semiconductors)	14,208	273,788
C.H. Robinson Worldwide, Inc. (Transportation)	5,632	306,381
Cadence Design Systems, Inc.* (Computers)	9,728	103,895
Celgene Corp.* (Biotechnology)	13,312	815,892
Cephalon, Inc.* (Pharmaceuticals)	2,176	140,134
Check Point Software Technologies, Ltd. ADR* (Internet)	7,168	160,563
Cintas Corp. (Textiles)	6,144	175,350
Cisco Systems, Inc.* (Telecommunications)	70,784	1,705,187
Citrix Systems, Inc.* (Software)	7,296	213,992
Cognizant Technology Solutions Corp.* (Computers)	9,344	269,388
Comcast Corp. - Special Class A (Media)	47,744	923,369
Costco Wholesale Corp. (Retail)	7,552	490,653
Dell, Inc.* (Computers)	27,392	545,649
DENTSPLY International, Inc. (Healthcare - Products)	4,864	187,750
Discovery Holding Co. - Class A* (Media)	7,936	168,402
DISH Network Corp. - Class A* (Media)	7,168	205,937
eBay, Inc.* (Internet)	32,896	981,617
Electronic Arts, Inc.* (Software)	10,624	530,350
Expedia, Inc.* (Internet)	9,344	204,540
Expeditors International of Washington, Inc. (Transportation)	6,912	312,284
Express Scripts, Inc.* (Pharmaceuticals)	7,552	485,745
Fastenal Co. (Distribution/Wholesale)	4,736	217,524
Fiserv, Inc.* (Software)	6,784	326,243
Flextronics International, Ltd. ADR* (Electronics)	30,080	282,451
Focus Media Holding, Ltd. ADR* (Advertising)	3,584	125,978
Foster Wheeler, Ltd. ADR* (Engineering & Construction)	4,992	282,647
Garmin, Ltd. ADR (Electronics)	6,656	359,491
Genzyme Corp.* (Biotechnology)	11,136	830,077
Gilead Sciences, Inc.* (Pharmaceuticals)	30,336	1,563,214
Google, Inc. - Class A* (Internet)	4,736	2,086,066
Hansen Natural Corp.* (Beverages)	3,072	108,442
Henry Schein, Inc.* (Healthcare - Products)	2,944	168,986
Hologic, Inc.* (Healthcare - Products)	4,480	249,088
IAC/InterActiveCorp* (Internet)	9,600	199,296
Infosys Technologies, Ltd. ADR (Software)	3,712	132,778
Intel Corp. (Semiconductors)	67,328	1,426,007
Intuit, Inc.* (Software)	13,696	369,929
Intuitive Surgical, Inc.* (Healthcare - Products)	1,280	415,168
Joy Global, Inc. (Machinery - Construction & Mining)	3,584	233,533
Juniper Networks, Inc.* (Telecommunications)	11,392	284,800
KLA -Tencor Corp. (Semiconductors)	7,296	270,682
Lam Research Corp.* (Semiconductors)	4,224	161,441
Lamar Advertising Co.* (Advertising)	2,560	91,981
Leap Wireless International, Inc.* (Telecommunications)	2,304	107,366
Level 3 Communications, Inc.* (Telecommunications)	50,048	106,102
Liberty Global, Inc. - Class A* (Media)	6,016	205,025
Liberty Media Holding Corp. - Interactive Series A* (Internet)	18,176	293,361
Linear Technology Corp. (Semiconductors)	9,856	302,481
Logitech International SA ADR* (Computers)	5,888	149,791
Marvell Technology Group, Ltd. ADR* (Semiconductors)	18,816	204,718
Microchip Technology, Inc. (Semiconductors)	5,248	171,767
Microsoft Corp. (Software)	106,368	3,018,724
Millicom International Cellular SA ADR* (Telecommunications)	3,456	326,765
Monster Worldwide, Inc.* (Internet)	4,224	102,263
NetApp, Inc.* (Computers)	11,904	238,675
NII Holdings, Inc. - Class B* (Telecommunications)	5,504	174,917
NVIDIA Corp.* (Semiconductors)	18,176	359,703
Oracle Corp.* (Software)	71,168	1,392,046
PACCAR, Inc. (Auto Manufacturers)	13,696	616,320
Patterson Cos., Inc.* (Healthcare - Products)	4,096	148,685
Paychex, Inc. (Commercial Services)	11,520	394,675
PetSmart, Inc. (Retail)	4,224	86,339
Qualcomm, Inc. (Telecommunications)	64,640	2,650,240
Research In Motion, Ltd. ADR* (Computers)	18,688	2,097,354
Ryanair Holdings PLC ADR* (Airlines)	3,840	108,595
SanDisk Corp.* (Computers)	6,784	153,115
Sears Holdings Corp.* (Retail)	4,608	470,431
Sigma-Aldrich Corp. (Chemicals)	4,096	244,326
Sirius Satellite Radio, Inc.* (Media)	53,120	151,923
Staples, Inc. (Retail)	15,616	345,270
Starbucks Corp.* (Retail)	33,536	586,880
Steel Dynamics, Inc. (Iron/Steel)	6,400	211,456

See accompanying notes to the Schedules of Portfolio Investments.

Stericycle, Inc.* (Environmental Control)	3,072	158,208
Sun Microsystems, Inc.* (Computers)	11,392	176,918
Symantec Corp.* (Internet)	29,440	489,293
Tellabs, Inc.* (Telecommunications)	7,680	41,856
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	20,608	951,883
UAL Corp. (Airlines)	3,712	79,919
VeriSign, Inc.* (Internet)	6,656	221,245
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,864	116,201
Virgin Media, Inc. (Telecommunications)	11,904	167,489
Whole Foods Market, Inc. (Food)	4,480	147,706
Wynn Resorts, Ltd. (Lodging)	4,096	412,221
Xilinx, Inc. (Semiconductors)	12,672	300,960
Yahoo!, Inc.* (Internet)	21,376	618,408

TOTAL COMMON STOCKS
(Cost $31,661,563)		49,694,244

	Principal
	Amount

Repurchase Agreements (12.3%)
Deutsche Bank, 2.10%, 4/1/08 +, dated 3/31/08, with a repurchase price of $2,610,152 (Collateralized by $2,624,000 Federal Home Loan Mortgage Corp., 2.88%, 4/30/10, market value $2,663,661)	$2,610,000	2,610,000
HSBC, 2.10%, 4/1/08 +, dated 3/31/08, with a repurchase price of $2,799,163 (Collateralized by $2,885,000 Federal Home Loan Mortgage Corp., 2.08%**, 9/22/08, market value $2,856,513)	2,799,000	2,799,000
UBS, 2.15%, 4/1/08 +, dated 3/31/08, with a repurchase price of $1,683,101 (Collateralized by $1,530,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $1,718,923)	1,683,000	1,683,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,092,000)		7,092,000

TOTAL INVESTMENT SECURITIES
(Cost $38,753,563)—98.7%		56,786,244
Net other assets (liabilities)—1.3%		767,959

NET ASSETS—100.0%		$57,554,203

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at March 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring June 2008 (Underlying notional amount at value $12,857,400)	360	$123,312
NASDAQ-100 Futures Contract expiring June 2008 (Underlying notional amount at value $2,500,050)	14	61,327

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 4/28/08	$22,247,463	$37,419
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 4/28/08	28,133,875	56,466

ProFund VP UltraNASDAQ-100 invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Advertising		0.4%
Airlines		0.3%
Auto Manufacturers		1.1%
Beverages		0.2%
Biotechnology		5.4%
Chemicals		0.4%
Commercial Services		1.1%
Computers		16.6%
Distribution/Wholesale		0.4%
Electronics		1.1%
Engineering & Construction		0.5%
Environmental Control		0.3%
Food		0.3%
Healthcare - Products		2.0%
Internet		11.1%
Iron/Steel		0.4%
Lodging		0.7%
Machinery - Construction & Mining		0.4%
Media		3.0%
Pharmaceuticals		5.6%
Retail		4.0%
Semiconductors		7.4%
Software		12.6%
Telecommunications		9.8%
Textiles		0.3%
Transportation	1.0%
Other***	13.6%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bear	March 31, 2008
(unaudited)
	Principal
	Amount	Value

Repurchase Agreements (99.7%)
Bank of America, 2.00%, 4/1/08+, dated 3/31/08, with a repurchase price of $8,980,499 (Collateralized by $9,085,000 of various Federal Home Loan Mortgage Corp. Securities, 3.50%-5.65%, 3/4/10-2/23/17, market value $9,160,868)	$8,980,000	$8,980,000
Deutsche Bank, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $8,980,524 (Collateralized by $9,024,000 Federal Home Loan Mortgage Corp., 2.88%, 4/30/10, market value $9,160,394)	8,980,000	8,980,000
HSBC, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $8,980,524 (Collateralized by $8,547,000 of various U.S. Government Agency Obligations, 2.22%*-6.15%, 4/18/08-6/28/22, market value $9,164,963)	8,980,000	8,980,000
Merrill Lynch, 1.95%, 4/1/08+, dated 3/31/08, with a repurchase price of $8,980,486 (Collateralized by $9,181,000 Federal National Mortgage Association, 1.84%*, 5/14/08, market value $9,160,634)	8,980,000	8,980,000
UBS, 2.15%, 4/1/08+, dated 3/31/08, with a repurchase price of $8,980,536 (Collateralized by $8,628,000 of various U.S. Government Agency Obligations, 5.00%-7.13%, 12/11/09-4/3/12, market value $9,161,361)	8,980,000	8,980,000

TOTAL REPURCHASE AGREEMENTS
(Cost $44,900,000)		44,900,000

	Contracts

Options Purchased(NM)
S&P 500 Futures Call Option 1975 expiring June 2008	65	692

TOTAL OPTIONS PURCHASED
(Cost $1,105)		692

TOTAL INVESTMENT SECURITIES
(Cost $44,901,105)—99.7%		44,900,692
Net other assets (liabilities)—0.3%		132,005

NET ASSETS—100.0%		$45,032,697

*	Represents the effective yield or interest rate in effect at March 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring June 2008 (Underlying notional amount at value $1,388,625)	21	$294

Futures Contracts Sold
S&P 500 Futures Contract expiring June 2008 (Underlying notional amount at value $10,580,000)	32	(59,728)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index terminating on 4/28/08	$(36,001,558)	$97,332

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Mid-Cap	March 31, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (108.7%)
Bank of America, 2.00%, 4/1/08+, dated 3/31/08, with a repurchase price of $1,275,071 (Collateralized by $1,259,000 Federal Home Loan Mortgage Corp., 5.65%, 2/23/17, market value $1,303,491)	$1,275,000	$1,275,000
Deutsche Bank, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $1,275,074 (Collateralized by $1,282,000 Federal Home Loan Mortgage Corp., 2.88%, 4/30/10, market value $1,301,377)	1,275,000	1,275,000
HSBC, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $1,275,074 (Collateralized by $1,316,000 Federal Home Loan Mortgage Corp., 2.08%*, 9/22/08, market value $1,303,006)	1,275,000	1,275,000
Merrill Lynch, 1.95%, 4/1/08+, dated 3/31/08, with a repurchase price of $1,275,069 (Collateralized by $1,305,000 Federal National Mortgage Association, 1.84%*, 5/14/08, market value $1,302,105)	1,275,000	1,275,000
UBS, 2.15%, 4/1/08+, dated 3/31/08, with a repurchase price of $1,275,076 (Collateralized by $1,159,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $1,302,112)	1,275,000	1,275,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,375,000)		6,375,000

	Contracts

Options Purchased(NM)
S&P MidCap 400 Futures Call Option 1100 expiring June 2008	20	431

TOTAL OPTIONS PURCHASED
(Cost $580)		431

TOTAL INVESTMENT SECURITIES
(Cost $6,375,580)—108.7%		6,375,431
Net other assets (liabilities)—(8.7)%		(509,344)

NET ASSETS—100.0%		$5,866,087

*	Represents the effective yield or interest rate in effect at March 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring June 2008 (Underlying notional amount at value $1,952,500)	25	$(15,616)
S&P MidCap 400 Futures Contract expiring June 2008 (Underlying notional amount at value $1,171,500)	3	(18,537)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 4/28/08	$(2,043,634)	$(6,454)
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 4/28/08	(698,323)	106

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Small-Cap	March 31, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (91.8%)
Bank of America, 2.00%, 4/1/08+, dated 3/31/08, with a repurchase price of $3,372,187 (Collateralized by $3,324,000 Federal Home Loan Mortgage Corp., 5.65%, 2/23/17, market value $3,441,465)	$3,372,000	$3,372,000
Deutsche Bank, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $3,372,197 (Collateralized by $3,389,000 Federal Home Loan Mortgage Corp., 2.88%, 4/30/10, market value $3,440,223)	3,372,000	3,372,000
HSBC, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $3,372,197 (Collateralized by $3,474,000 of various Federal Home Loan Mortgage Corp. Securities, 1.69%*-2.08%*, 9/22/08-10/15/08, market value $3,442,067)	3,372,000	3,372,000
Merrill Lynch, 1.95%, 4/1/08+, dated 3/31/08, with a repurchase price of $3,372,183 (Collateralized by $3,449,000 Federal National Mortgage Association, 1.84%*, 5/14/08, market value $3,441,349)	3,372,000	3,372,000
UBS, 2.15%, 4/1/08+, dated 3/31/08, with a repurchase price of $3,371,201 (Collateralized by $3,317,000 of various Federal National Mortgage Association Securities, 5.32%-7.13%, 6/15/10-4/3/12, market value $3,440,087)	3,371,000	3,371,000

TOTAL REPURCHASE AGREEMENTS
(Cost $16,859,000)		16,859,000

	Contracts

Options Purchased(NM)
Russell 2000 Futures Call Option 1100 expiring on June 2008	90	1,939

TOTAL OPTIONS PURCHASED
(Cost $2,580)		1,939

TOTAL INVESTMENT SECURITIES
(Cost $16,861,580)—91.8%		16,860,939
Net other assets (liabilities)—8.2%		1,510,734

NET ASSETS—100.0%		$18,371,673

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.
*	Represents the effective yield or interest rate in effect at March 31, 2008.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring June 2008 (Underlying notional amount at value $1,443,960)	21	$(7,033)
Russell 2000 Futures Contract expiring June 2008 (Underlying notional amount at value $8,938,800)	26	(317,967)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 4/28/08	$(4,576,342)	$30,151
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 4/28/08	(3,511,025)	19,098

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Dow 30	March 31, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (99.4%)
Bank of America, 2.00%, 4/1/08+, dated 3/31/08, with a repurchase price of $43,002 (Collateralized by $43,000 Federal Home Loan Mortgage Corp., 5.65%, 2/23/17, market value $44,520)	$43,000	$43,000
Deutsche Bank, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $43,003 (Collateralized by $45,000 of various U.S. Governement Agency Obligations 1.84%*-2.88%, 5/14/08-4/30/10, market value $45,316)	43,000	43,000
HSBC, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $43,003 (Collateralized by $45,000 Federal Home Loan Mortgage Corp., 2.08%*, 9/22/08, market value $44,556)	43,000	43,000
Merrill Lynch, 1.95%, 4/1/08+, dated 3/31/08, with a repurchase price of $43,002 (Collateralized by $45,000 Federal National Mortgage Association, 1.84%*, 5/14/08, market value $44,900)	43,000	43,000
UBS, 2.15%, 4/1/08+, dated 3/31/08, with a repurchase price of $39,002 (Collateralized by $37,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $41,569)	39,000	39,000

TOTAL REPURCHASE AGREEMENTS
(Cost $211,000)		211,000

	Contracts

Options Purchased (0.1%)
E-Mini Dow Jones Futures Call Option 16000 expiring May 2008	25	195

TOTAL OPTIONS PURCHASED
(Cost $313)		195

TOTAL INVESTMENT SECURITIES
(Cost $211,313)—99.5%		211,195
Net other assets (liabilities)—0.5%		1,054

Net Assets—100.0%		$212,249

*	Represents the effective yield or interest rate in effect at March 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 4/28/08	$(209,886)	$739

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short NASDAQ-100	March 31, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (101.1%)
Bank of America, 2.00%, 4/1/08+, dated 3/31/08, with a repurchase price of $6,617,368 (Collateralized by $6,521,000 Federal Home Loan Mortgage Corp., 5.65%, 2/23/17, market value $6,751,441)	$6,617,000	$6,617,000
Deutsche Bank, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $6,617,386 (Collateralized by $6,650,000 Federal Home Loan Mortgage Corp., 2.88%, 4/30/10, market value $6,750,512)	6,617,000	6,617,000
HSBC, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $6,617,386 (Collateralized by $6,710,000 of various Federal Home Loan Mortgage Corp. Securities, 2.08%*-2.38%, 9/22/08-5/28/10, market value $6,751,481)	6,617,000	6,617,000
Merrill Lynch, 1.95%, 4/1/08+, dated 3/31/08, with a repurchase price of $6,617,358 (Collateralized by $6,765,000 Federal National Mortgage Association, 1.84%*, 5/14/08, market value $6,749,993)	6,617,000	6,617,000
UBS, 2.15%, 4/1/08+, dated 3/31/08, with a repurchase price of $6,616,395 (Collateralized by $6,473,000 of various Federal National Mortgage Association Securities, 5.32%-7.13%, 6/15/10-4/3/12, market value $6,750,130)	6,616,000	6,616,000

TOTAL REPURCHASE AGREEMENTS
(Cost $33,084,000)		33,084,000

	Contracts

Options Purchased(NM)
NASDAQ-100 Futures Call Option 2500 expiring April 2008	30	180

TOTAL OPTIONS PURCHASED
(Cost $410)		180

TOTAL INVESTMENT SECURITIES
(Cost $33,084,410)— 101.1%		33,084,180
Net other assets (liabilities)—(1.1)%		(364,517)

NET ASSETS—100.0%		$32,719,663

*	Represents the effective yield or interest rate in effect at March 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring June 2008 (Underlying notional amount at value $178,575)	5	$(121)

Futures Contracts Sold
NASDAQ-100 Futures Contract expiring June 2008 (Underlying notional amount at value $714,300)	4	(17,558)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 4/28/08	$(7,787,703)	$(17,379)
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 4/28/08	(24,296,466)	(49,572)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short International	March 31, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (100.9%)
Bank of America, 2.00%, 4/1/08+, dated 3/31/08, with a repurchase price of $100,006 (Collateralized by $100,000 Federal Home Loan Mortgage Corp., 5.65%, 2/23/17, market value $103,534)	$100,000	$100,000
Deutsche Bank, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $100,006 (Collateralized by $92,000 of various U.S. Government Agency Obligations, 1.84%*-7.13%, 5/14/08-6/15/10, market value $102,875)	100,000	100,000
HSBC, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $100,006 (Collateralized by $104,000 Federal Home Loan Mortgage Corp., 2.08%*, 9/22/08, market value $102,973)	100,000	100,000
Merrill Lynch, 1.95%, 4/1/08+, dated 3/31/08, with a repurchase price of $100,005 (Collateralized by $103,000 Federal National Mortgage Association, 1.84%*, 5/14/08, market value $102,772)	100,000	100,000
UBS, 2.15%, 4/1/08+, dated 3/31/08, with a repurchase price of $99,006 (Collateralized by $91,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $102,237)	99,000	99,000

TOTAL REPURCHASE AGREEMENTS
(Cost $499,000)		499,000

TOTAL INVESTMENT SECURITIES
(Cost $499,000)—100.9%		499,000
Net other assets (liabilities)—(0.9)%		(4,290)

NET ASSETS—100.0%		$494,710

*	Represents the effective yield or interest rate in effect at March 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) terminating on 4/28/08	$(503,444)	$(10,484)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Emerging Markets	March 31, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (87.6%)
Bank of America, 2.00%, 4/1/08+, dated 3/31/08, with a repurchase price of $126,007 (Collateralized by $125,000 Federal Home Loan Mortgage Corp., 5.65%, 2/23/17, market value $129,417)	$126,000	$126,000
Deutsche Bank, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $126,007 (Collateralized by $124,000 various U.S. Government Agency Obligations, 2.88%-7.13%, 4/30/10-6/15/10, market value $129,884)	126,000	126,000
HSBC, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $126,007 (Collateralized by $131,000 Federal Home Loan Mortgage Corp., 2.08%*, 9/22/08, market value $129,706)	126,000	126,000
Merrill Lynch, 1.95%, 4/1/08+, dated 3/31/08, with a repurchase price of $126,007 (Collateralized by $129,000 Federal National Mortgage Association, 1.84%*, 5/14/08, market value $128,714)	126,000	126,000
UBS, 2.15%, 4/1/08+, dated 3/31/08, with a repurchase price of $125,007 (Collateralized by $115,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $129,200)	125,000	125,000

TOTAL REPURCHASE AGREEMENTS
(Cost $629,000)		629,000

TOTAL INVESTMENT SECURITIES
(Cost $629,000)—87.6%		629,000
Net other assets (liabilities)—12.4%		89,351

NET ASSETS—100.0%		$718,351

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at March 31, 2008.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Emerging Markets 50 ADR Index terminating on 4/28/08	$(717,296)	$(733)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort Dow 30	March 31, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (101.4%)
Bank of America, 2.00%, 4/1/08+, dated 3/31/08, with a repurchase price of $38,002 (Collateralized by $38,000 Federal Home Loan Mortgage Corp., 5.65%, 2/23/17, market value $39,343)	$38,000	$38,000
Deutsche Bank, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $38,002 (Collateralized by $40,000 Federal National Mortgage Association, 1.84%*, 5/14/08, market value $39,911)	38,000	38,000
HSBC, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $38,002 (Collateralized by $40,000 Federal Home Loan Mortgage Corp., 2.08%*, 9/22/08, market value $39,605)	38,000	38,000
Merrill Lynch, 1.95%, 4/1/08+, dated 3/31/08, with a repurchase price of $38,002 (Collateralized by $40,000 Federal National Mortgage Association, 1.84%*, 5/14/08, market value $39,911)	38,000	38,000
UBS, 2.15%, 4/1/08+, dated 3/31/08, with a repurchase price of $34,002 (Collateralized by $32,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $35,951)	34,000	34,000

TOTAL REPURCHASE AGREEMENTS
(Cost $186,000)		186,000

	Contracts

Options Purchased (0.1%)
E-Mini Dow Jones Futures Call Option 16000 expiring May 2008	25	195

TOTAL OPTIONS PURCHASED
(Cost $313)		195

TOTAL INVESTMENT SECURITIES
(Cost $186,313)—101.5%		186,195
Net other assets (liabilities)—(1.5)%		(2,835)

NET ASSETS—100.0%		$183,360

*	Represents the effective yield or interest rate in effect at March 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 4/28/08	$(362,326)	$(1,295)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort NASDAQ-100	March 31, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (40.6%)
Bank of America, 2.00%, 4/1/08+, dated 3/31/08, with a repurchase price of $195,011 (Collateralized by $194,000 Federal Home Loan Mortgage Corp., 5.65%, 2/23/17, market value $200,856)	$195,000	$195,000
Deutsche Bank, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $195,011 (Collateralized by $192,000 of various U.S. Government Agency Obligations, 1.84%*-7.13%, 5/14/08- 6/15/10, market value $200,238)	195,000	195,000
HSBC, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $195,011 (Collateralized by $203,000 Federal Home Loan Mortgage Corp., 2.08%*, 9/22/08, market value $200,996)	195,000	195,000
Merrill Lynch, 1.95%, 4/1/08+, dated 3/31/08, with a repurchase price of $195,011 (Collateralized by $201,000 Federal National Mortgage Association, 1.84%*, 5/14/08, market value $200,554)	195,000	195,000
UBS, 2.15%, 4/1/08+, dated 3/31/08, with a repurchase price of $194,012 (Collateralized by $177,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $198,856)	194,000	194,000

TOTAL REPURCHASE AGREEMENTS
(Cost $974,000)		974,000

	Contracts

Options Purchased(NM)
NASDAQ-100 Futures Call Option 2500 expiring April 2008	5	30

TOTAL OPTIONS PURCHASED
(Cost $68)		30

TOTAL INVESTMENT SECURITIES
(Cost $974,068)—40.6%		974,030
Net other assets (liabilities)—59.4%		1,427,043

NET ASSETS—100.0%		$2,401,073

*	Represents the effective yield or interest rate in effect at March 31, 2008.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring June 2008 (Underlying notional amount at value, $892,875)	25	$(4,231)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 4/28/08	$(697,404)	$(1,423)
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 4/28/08	(3,169,259)	(1,759)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Banks	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (92.0%)
Amcore Financial, Inc. (Banks)	326	$6,634
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	326	6,184
Associated Banc-Corp (Banks)	1,956	52,088
Astoria Financial Corp. (Savings & Loans)	1,467	39,844
BancorpSouth, Inc. (Banks)	1,304	30,201
Bank of America Corp. (Banks)	73,350	2,780,698
Bank of Hawaii Corp. (Banks)	815	40,391
BB&T Corp. (Banks)	8,965	287,418
BOK Financial Corp. (Banks)	326	17,027
Cathay Bancorp, Inc. (Banks)	815	16,895
Citigroup, Inc. (Diversified Financial Services)	84,923	1,819,051
Citizens Republic Bancorp, Inc. (Banks)	1,304	16,209
City National Corp. (Banks)	652	32,248
Comerica, Inc. (Banks)	2,445	85,771
Commerce Bancshares, Inc. (Banks)	1,141	47,956
Cullen/Frost Bankers, Inc. (Banks)	978	51,873
Dime Community Bancshares, Inc. (Savings & Loans)	489	8,548
Downey Financial Corp. (Savings & Loans)	326	5,992
East West Bancorp, Inc. (Banks)	978	17,359
F.N.B. Corp. (Banks)	1,467	22,900
Fifth Third Bancorp (Banks)	7,987	167,088
First BanCorp (Banks)	1,304	13,249
First Community Bancorp (Banks)	489	13,130
First Horizon National Corp. (Banks)	2,119	29,687
First Midwest Bancorp, Inc. (Banks)	815	22,633
First Niagara Financial Group, Inc. (Savings & Loans)	1,793	24,367
FirstFed Financial Corp.* (Savings & Loans)	163	4,425
FirstMerit Corp. (Banks)	1,141	23,573
Frontier Financial Corp. (Banks)	815	14,409
Fulton Financial Corp. (Banks)	2,771	34,056
Guaranty Financial Group, Inc.* (Savings & Loans)	489	5,193
Hancock Holding Co. (Banks)	489	20,548
Hudson City Bancorp, Inc. (Savings & Loans)	7,824	138,328
Huntington Bancshares, Inc. (Banks)	6,031	64,833
IndyMac Bancorp, Inc. (Diversified Financial Services)	1,304	6,468
International Bancshares Corp. (Banks)	815	18,403
J.P. Morgan Chase & Co. (Diversified Financial Services)	55,257	2,373,288
KeyCorp (Banks)	6,031	132,380
Lazard, Ltd. - Class AADR (Diversified Financial Services)	815	31,133
M&T Bank Corp. (Banks)	1,304	104,946
Marshall & Ilsley Corp. (Banks)	4,075	94,540
National City Corp. (Banks)	9,291	92,445
New York Community Bancorp (Savings & Loans)	5,216	95,036
NewAlliance Bancshares, Inc. (Savings & Loans)	1,630	19,984
Northern Trust Corp. (Banks)	3,097	205,858
Old National Bancorp (Banks)	1,141	20,538
Pacific Capital Bancorp (Banks)	815	17,522
Park National Corp. (Banks)	163	11,549
People’s United Financial, Inc. (Banks)	2,771	47,966
PNC Financial Services Group (Banks)	5,542	363,389
Popular, Inc. (Banks)	4,238	49,415
Prosperity Bancshares, Inc. (Banks)	652	18,686
Provident Bankshares Corp. (Banks)	489	5,252
Provident Financial Services, Inc. (Savings & Loans)	978	13,829
Regions Financial Corp. (Banks)	11,410	225,347
South Financial Group, Inc. (Banks)	1,141	16,955
Sovereign Bancorp, Inc. (Savings & Loans)	5,379	50,132
Sterling Bancshares, Inc. (Banks)	1,141	11,342
Sterling Financial Corp. (Savings & Loans)	815	12,722
SunTrust Banks, Inc. (Banks)	5,705	314,574
Susquehanna Bancshares, Inc. (Banks)	1,467	29,883
SVB Financial Group* (Banks)	489	21,340
Synovus Financial Corp. (Banks)	4,401	48,675
TCF Financial Corp. (Banks)	1,956	35,052
The Colonial BancGroup, Inc. (Banks)	2,608	25,115
TrustCo Bank Corp. NY (Banks)	1,141	10,143
Trustmark Corp. (Banks)	815	18,158
U.S. Bancorp (Banks)	21,699	702,180
UCBH Holdings, Inc. (Banks)	1,630	12,649
Umpqua Holdings Corp. (Banks)	978	15,169
UnionBanCal Corp. (Banks)	815	40,000
United Bankshares, Inc. (Banks)	652	17,376
United Community Banks, Inc. (Banks)	815	13,839
Valley National Bancorp (Banks)	1,956	37,575
Wachovia Corp. (Banks)	25,937	700,299
Washington Federal, Inc. (Savings & Loans)	1,467	33,506
Washington Mutual, Inc. (Savings & Loans)	14,181	146,064
Webster Financial Corp. (Banks)	815	22,714
Wells Fargo & Co. (Banks)	23,660	688,506
Westamerica Bancorp (Banks)	489	25,721
Whitney Holding Corp. (Banks)	1,141	28,285
Wilmington Trust Corp. (Banks)	1,141	35,485
Wintrust Financial Corp. (Banks)	326	11,394
Zions Bancorp (Banks)	1,793	81,671

TOTAL COMMON STOCKS
(Cost $12,259,062)		13,115,304

TOTAL INVESTMENT SECURITIES
(Cost $12,259,062)—92.0%		13,115,304
Net other assets (liabilities)—8.0%		1,143,020

NET ASSETS—100.0%		$14,258,324

*	Non-income producing security
ADR	American Depositary Receipt
ProFund VP Banks invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Banks	58.2%
Diversified Financial Services	29.6%
Savings & Loans	4.2%

See accompanying notes to the Schedules of Portfolio Investments.

Other**	8.0%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Basic Materials	March 31, 2008
(unaudited)
	Shares	Value

Common Stocks (99.9%)
AbitibiBowater, Inc.* (Forest Products & Paper)	13,500	$174,285
Air Products & Chemicals, Inc. (Chemicals)	47,250	4,347,000
Airgas, Inc. (Chemicals)	16,500	750,255
AK Steel Holding Corp. (Iron/Steel)	26,250	1,428,525
Albemarle Corp. (Chemicals)	18,000	657,360
Alcoa, Inc. (Mining)	191,250	6,896,475
Allegheny Technologies, Inc. (Iron/Steel)	22,500	1,605,600
Alpha Natural Resources, Inc.* (Coal)	15,750	684,180
Arch Coal, Inc. (Coal)	33,750	1,468,125
Ashland, Inc. (Chemicals)	13,500	638,550
Avery Dennison Corp. (Household Products/Wares)	22,500	1,108,125
Cabot Corp. (Chemicals)	12,000	336,000
Carpenter Technology Corp. (Iron/Steel)	11,250	629,663
Celanese Corp. - Series A (Chemicals)	35,250	1,376,512
CF Industries Holdings, Inc. (Chemicals)	12,000	1,243,440
Chemtura Corp. (Chemicals)	56,250	412,875
Cleveland-Cliffs, Inc. (Iron/Steel)	9,750	1,168,245
Coeur d’Alene Mines Corp.* (Mining)	129,750	524,190
Commercial Metals Co. (Metal Fabricate/Hardware)	27,750	831,668
CONSOL Energy, Inc. (Coal)	43,500	3,009,765
Cytec Industries, Inc. (Chemicals)	9,750	525,038
Domtar Corp.* (Forest Products & Paper)	111,000	758,130
Du Pont (Chemicals)	211,500	9,889,740
Eastman Chemical Co. (Chemicals)	18,750	1,170,937
Ecolab, Inc. (Chemicals)	41,250	1,791,487
Ferro Corp. (Chemicals)	10,500	156,030
FMC Corp. (Chemicals)	17,250	957,202
Foundation Coal Holdings, Inc. (Coal)	10,500	528,465
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	89,250	8,587,635
Fuller (H.B.) Co. (Chemicals)	13,500	275,535
Hercules, Inc. (Chemicals)	27,000	493,830
Huntsman Corp. (Chemicals)	22,500	529,875
International Coal Group, Inc.* (Coal)	28,500	180,975
International Flavors & Fragrances, Inc. (Chemicals)	17,250	759,863
International Paper Co. (Forest Products & Paper)	101,250	2,754,000
Kaiser Aluminum Corp. (Mining)	3,000	207,900
Lubrizol Corp. (Chemicals)	15,750	874,283
Massey Energy Co. (Coal)	18,750	684,375
Minerals Technologies, Inc. (Chemicals)	4,500	282,600
Monsanto Co. (Agriculture)	127,500	14,216,250
Neenah Paper, Inc. (Forest Products & Paper)	3,750	96,675
Newmont Mining Corp. (Mining)	102,000	4,620,600
Nucor Corp. (Iron/Steel)	61,500	4,166,010
Olin Corp. (Chemicals)	15,000	296,400
OM Group, Inc.* (Chemicals)	7,500	409,050
Patriot Coal Corp.* (Coal)	6,000	281,820
Peabody Energy Corp. (Coal)	63,750	3,251,250
PPG Industries, Inc. (Chemicals)	39,000	2,359,890
Praxair, Inc. (Chemicals)	74,250	6,254,077
Reliance Steel & Aluminum Co. (Iron/Steel)	15,750	942,795
Rohm & Haas Co. (Chemicals)	36,000	1,946,880
RPM, Inc. (Chemicals)	28,500	596,790
RTI International Metals, Inc.* (Mining)	5,250	237,353
Schulman (A.), Inc. (Chemicals)	6,000	123,180
Sensient Technologies Corp. (Chemicals)	11,250	331,763
Sigma-Aldrich Corp. (Chemicals)	26,250	1,565,812
Southern Copper Corp. (Mining)	17,250	1,791,067
Steel Dynamics, Inc. (Iron/Steel)	45,000	1,486,800
Stillwater Mining Co.* (Mining)	10,500	162,435
Terra Industries, Inc.* (Chemicals)	21,000	746,130
The Dow Chemical Co. (Chemicals)	222,000	8,180,700
The Mosaic Co.* (Chemicals)	34,500	3,539,700
Titanium Metals Corp. (Mining)	20,250	304,763
Tredegar Corp. (Miscellaneous Manufacturing)	6,000	109,260
United States Steel Corp. (Iron/Steel)	27,750	3,520,642
USEC, Inc.* (Mining)	26,250	97,125
Valspar Corp. (Chemicals)	21,750	431,520
W.R. Grace & Co.* (Chemicals)	13,500	308,070
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	12,000	99,120
Weyerhaeuser Co. (Forest Products & Paper)	49,500	3,219,480
Worthington Industries, Inc. (Metal Fabricate/Hardware)	15,750	265,703
Zep, Inc. (Chemicals)	5,250	85,155

TOTAL COMMON STOCKS
(Cost $103,652,667)		126,743,003

	Principal
	Amount

Repurchase Agreements (1.2%)
Deutsche Bank, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $546,032 (Collateralized by $549,000 Federal Home Loan Mortgage Corp., 2.88%, 4/30/10, market value $557,298)	$546,000	546,000
HSBC, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $585,034 (Collateralized by $603,000 Federal Home Loan Mortgage Corp., 2.08%**, 9/22/08, market value $597,046)	585,000	585,000
UBS, 2.15%, 4/1/08, dated 3/31/08, with a repurchase price of $352,021 (Collateralized by $320,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $359,513)	352,000	352,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,483,000)		1,483,000

TOTAL INVESTMENT SECURITIES
(Cost $105,135,667)—101.1%		128,226,003
Net other assets (liabilities)—(1.1)%		(1,374,164)

NET ASSETS—100.0%		$126,851,839

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at March 31, 2008.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Basic Materials invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Agriculture	11.2%
Chemicals	43.0%
Coal	7.9%
Forest Products & Paper	5.6%
Household Products/Wares	0.9%
Iron/Steel	11.9%
Metal Fabricate/Hardware	0.9%
Mining	18.4%
Miscellaneous Manufacturing	0.1%
Other***	0.1%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Biotechnology	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (87.7%)
Abraxis BioScience, Inc.* (Biotechnology)	184	$10,871
Affymetrix, Inc.* (Biotechnology)	2,392	41,645
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,288	76,378
Amgen, Inc.* (Biotechnology)	37,536	1,568,254
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	4,692	137,053
Applera Corp. - Celera Genomics Group* (Biotechnology)	2,760	40,572
Biogen Idec, Inc.* (Biotechnology)	6,420	396,050
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	3,312	117,146
Celgene Corp.* (Biotechnology)	6,584	403,533
Charles River Laboratories International, Inc.* (Biotechnology)	2,300	135,562
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,932	35,587
CV Therapeutics, Inc.* (Pharmaceuticals)	1,932	13,775
Enzo Biochem, Inc.* (Biotechnology)	1,288	11,708
Enzon Pharmaceuticals, Inc.* (Biotechnology)	1,472	13,557
Gen-Probe, Inc.* (Healthcare - Products)	1,840	88,688
Genentech, Inc.* (Biotechnology)	13,708	1,112,816
Genzyme Corp.* (Biotechnology)	5,316	396,255
Gilead Sciences, Inc.* (Pharmaceuticals)	32,108	1,654,525
Human Genome Sciences, Inc.* (Biotechnology)	4,600	27,094
Illumina, Inc.* (Biotechnology)	1,932	146,639
ImClone Systems, Inc.* (Pharmaceuticals)	2,116	89,761
Incyte Genomics, Inc.* (Biotechnology)	2,668	28,041
InterMune, Inc.* (Biotechnology)	1,012	14,755
Invitrogen Corp.* (Biotechnology)	1,564	133,675
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	3,036	42,838
Medarex, Inc.* (Pharmaceuticals)	4,324	38,267
Millennium Pharmaceuticals, Inc.* (Biotechnology)	11,040	170,678
Myriad Genetics, Inc.* (Biotechnology)	1,472	59,307
Nektar Therapeutics* (Biotechnology)	3,128	21,708
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,932	56,086
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,024	75,677
PDL BioPharma, Inc.* (Biotechnology)	4,048	42,868
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,668	51,199
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,840	36,800
Techne Corp.* (Healthcare - Products)	1,380	92,957
United Therapeutics Corp.* (Pharmaceuticals)	736	63,811
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,784	114,290

TOTAL COMMON STOCKS
(Cost $3,780,404)		7,560,426

TOTAL INVESTMENT SECURITIES
(Cost $3,780,404)—87.7%		7,560,426
Net other assets (liabilities)—12.3%		1,056,315

NET ASSETS—100.0%		$8,616,741

*	Non-income producing security
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index terminating on 4/23/08	$1,099,670	$(330)

ProFund VP Biotechnology invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Biotechnology	58.7%
Healthcare - Products	2.1%
Pharmaceuticals	26.9%
Other**	12.3%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (100.4%)
Acco Brands Corp.* (Household Products/Wares)	678	$9,200
Activision, Inc.* (Software)	3,390	92,581
Alberto-Culver Co. (Cosmetics/Personal Care)	1,017	27,876
Altria Group, Inc. (Agriculture)	24,408	541,858
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	565	11,582
Anheuser-Busch Cos., Inc. (Beverages)	8,475	402,139
Archer-Daniels-Midland Co. (Agriculture)	6,780	279,065
ArvinMeritor, Inc. (Auto Parts & Equipment)	791	9,895
Avon Products, Inc. (Cosmetics/Personal Care)	4,972	196,593
Black & Decker Corp. (Hand/Machine Tools)	678	44,816
Blyth, Inc. (Household Products/Wares)	339	6,685
BorgWarner, Inc. (Auto Parts &Equipment)	1,356	58,349
Briggs & Stratton Corp. (Machinery - Diversified)	565	10,113
Brown-Forman Corp. (Beverages)	904	59,863
Brunswick Corp. (Leisure Time)	1,017	16,241
Bunge, Ltd.ADR (Agriculture)	1,356	117,809
Callaway Golf Co. (Leisure Time)	678	9,953
Campbell Soup Co. (Food)	2,712	92,072
Carter’s, Inc.* (Apparel)	565	9,125
Centex Corp. (Home Builders)	1,356	32,829
Central European Distribution Corp.* (Distribution/Wholesale)	339	19,726
Champion Enterprises, Inc.* (Home Builders)	904	9,067
Chiquita Brands International, Inc.* (Food)	452	10,446
Church & Dwight, Inc. (Household Products/Wares)	791	42,904
Clorox Co. (Household Products/Wares)	1,582	89,604
Coach, Inc.* (Apparel)	4,068	122,650
Coca-Cola Co. (Beverages)	24,747	1,506,350
Coca-Cola Enterprises, Inc. (Beverages)	3,277	79,303
Colgate-Palmolive Co. (Cosmetics/Personal Care)	5,989	466,603
ConAgra Foods, Inc. (Food)	5,650	135,317
Constellation Brands, Inc.* (Beverages)	2,260	39,934
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	678	10,150
Corn Products International, Inc. (Food)	904	33,575
Crocs, Inc.* (Apparel)	904	15,793
D.R. Horton, Inc. (Home Builders)	3,164	49,833
Dean Foods Co. (Food)	1,695	34,053
Deckers Outdoor Corp.* (Apparel)	113	12,184
Del Monte Foods Co. (Food)	2,260	21,538
Eastman Kodak Co. (Miscellaneous Manufacturing)	3,277	57,905
Electronic Arts, Inc.* (Software)	3,616	180,511
Energizer Holdings, Inc.* (Electrical Components & Equipment)	678	61,345
Ethan Allen Interiors, Inc. (Home Furnishings)	339	9,638
Fleetwood Enterprises, Inc.* (Home Builders)	791	3,639
Flowers Foods, Inc. (Food)	1,017	25,171
Ford Motor Co.* (Auto Manufacturers)	24,747	141,553
Fossil, Inc.* (Household Products/Wares)	565	17,255
Fresh Del Monte Produce, Inc.ADR* (Food)	565	20,566
Furniture Brands International, Inc. (Home Furnishings)	565	6,611
Garmin, Ltd.ADR (Electronics)	1,469	79,341
General Mills, Inc. (Food)	3,842	230,059
General Motors Corp. (Auto Manufacturers)	5,650	107,632
Gentex Corp. (Electronics)	1,695	29,069
Genuine Parts Co. (Distribution/Wholesale)	1,921	77,263
Hanesbrands, Inc.* (Apparel)	1,130	32,996
Hansen Natural Corp.* (Beverages)	904	31,911
Harley-Davidson, Inc. (Leisure Time)	2,712	101,700
Harman International Industries, Inc. (Home Furnishings)	678	29,520
Hasbro, Inc. (Toys/Games/Hobbies)	1,469	40,985
Heinz (H.J.) Co. (Food)	3,503	164,536
Herbalife, Ltd.ADR (Pharmaceuticals)	565	26,837
Herman Miller, Inc. (Office Furnishings)	678	16,658
HNI Corp. (Office Furnishings)	452	12,154
Hormel Foods Corp. (Food)	904	37,661
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	565	5,989
Interface, Inc. - Class A (Office Furnishings)	678	9,526
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	339	9,346
Jarden Corp.* (Household Products/Wares)	791	17,196
JM Smucker Co. (Food)	678	34,314
Johnson Controls, Inc. (Auto Parts & Equipment)	6,780	229,164
Jones Apparel Group, Inc. (Apparel)	1,017	13,648
KB Home (Home Builders)	904	22,356
Kellogg Co. (Food)	2,825	148,482
Kimberly-Clark Corp. (Household Products/Wares)	4,972	320,943
Kraft Foods, Inc. (Food)	16,385	508,099
La-Z-Boy, Inc. (Home Furnishings)	565	4,712
Lancaster Colony Corp. (Miscellaneous Manufacturing)	226	9,031
Lear Corp.* (Auto Parts & Equipment)	791	20,495
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,921	29,295
Lennar Corp. - Class A (Home Builders)	1,469	27,632
Liz Claiborne, Inc. (Apparel)	1,130	20,509
LKQ Corp.* (Distribution/Wholesale)	1,469	33,008
Loews Corp. - Carolina Group (Agriculture)	1,243	90,180

See accompanying notes to the Schedules of Portfolio Investments.

M.D.C. Holdings, Inc. (Home Builders)	452	19,793
Martek Biosciences Corp.* (Biotechnology)	339	10,363
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	565	15,136
Mattel, Inc. (Toys/Games/Hobbies)	4,181	83,202
McCormick & Co., Inc. (Food)	1,243	45,954
Modine Manufacturing Co. (Auto Parts & Equipment)	339	4,912
Mohawk Industries, Inc.* (Textiles)	678	48,552
Molson Coors Brewing Co. - Class B (Beverages)	1,808	95,047
NBTY, Inc.* (Pharmaceuticals)	678	20,306
Newell Rubbermaid, Inc. (Housewares)	3,277	74,945
NIKE, Inc. - Class B (Apparel)	4,181	284,308
Nu Skin Enterprises, Inc. (Retail)	565	10,181
Nutri/System, Inc.* (Commercial Services)	339	5,109
NVR, Inc.* (Home Builders)	113	67,517
PepsiAmericas, Inc. (Beverages)	791	20,194
PepsiCo, Inc. (Beverages)	18,758	1,354,328
Philip Morris International, Inc.* (Commercial Services)	24,408	1,234,557
Phillips-Van Heusen Corp. (Apparel)	678	25,710
Pilgrim’s Pride Corp. (Food)	452	9,144
Polaris Industries, Inc. (Leisure Time)	452	18,537
Pool Corp. (Distribution/Wholesale)	565	10,673
Procter & Gamble Co. (Cosmetics/Personal Care)	35,708	2,502,060
Pulte Homes, Inc. (Home Builders)	2,486	36,171
Quiksilver, Inc.* (Apparel)	1,469	14,411
Ralcorp Holdings, Inc.* (Food)	339	19,713
Reynolds American, Inc. (Agriculture)	2,034	120,067
Sara Lee Corp. (Food)	8,249	115,321
Select Comfort Corp.* (Retail)	565	2,034
Smithfield Foods, Inc.* (Food)	1,469	37,841
Snap-on, Inc. (Hand/Machine Tools)	678	34,476
Steelcase, Inc. - Class A (Office Furnishings)	678	7,499
Superior Industries International, Inc. (Auto Parts & Equipment)	226	4,690
Take-Two Interactive Software, Inc.* (Software)	904	23,070
Tempur-Pedic International, Inc. (Home Furnishings)	791	8,701
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,243	56,992
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,825	72,885
The Hain Celestial Group, Inc.* (Food)	452	13,334
The Hershey Co. (Food)	1,808	68,107
The Pepsi Bottling Group, Inc. (Beverages)	1,582	53,646
The Ryland Group, Inc. (Home Builders)	452	14,866
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	452	14,654
The Stanley Works (Hand/Machine Tools)	904	43,048
The Timberland Co. - Class A (Apparel)	565	7,757
The Warnaco Group, Inc.* (Apparel)	565	22,284
Thor Industries, Inc. (Home Builders)	452	13,456
THQ, Inc.* (Software)	791	17,244
Toll Brothers, Inc.* (Home Builders)	1,469	34,492
Tootsie Roll Industries, Inc. (Food)	226	5,695
TreeHouse Foods, Inc.* (Food)	339	7,750
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	565	13,204
Tupperware Corp. (Household Products/Wares)	678	26,225
Tyson Foods, Inc. - Class A (Food)	3,277	52,268
Under Armour, Inc. - Class A* (Retail)	339	12,407
Universal Corp. (Agriculture)	339	22,215
UST, Inc. (Agriculture)	1,695	92,411
V. F. Corp. (Apparel)	1,017	78,828
Visteon Corp.* (Auto Parts & Equipment)	1,469	5,523
WABCO Holdings, Inc. (Auto Parts & Equipment)	678	30,930
WD-40 Co. (Household Products/Wares)	226	7,515
Weight Watchers International, Inc. (Commercial Services)	452	20,941
Whirlpool Corp. (Home Furnishings)	904	78,449
Winnebago Industries, Inc. (Home Builders)	339	5,729
Wolverine World Wide, Inc. (Apparel)	565	16,391
Wrigley (WM.) Jr. Co. (Food)	2,486	156,220

TOTAL COMMON STOCKS
(Cost $12,813,696)		15,274,103

TOTAL INVESTMENT SECURITIES
(Cost $12,813,696)—100.4%		15,274,103
Net other assets (liabilities)—(0.4)%		(67,916)

NET ASSETS—100.0%		$15,206,187

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Consumer Goods invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Agriculture	8.3%
Apparel	4.5%
Auto Manufacturers	1.6%
Auto Parts & Equipment	3.1%
Beverages	23.9%
Biotechnology	0.1%
Commercial Services	8.2%
Cosmetics/Personal Care	21.5%
Distribution/Wholesale	0.9%
Electrical Components & Equipment	0.4%
Electronics	0.7%
Food	13.2%

See accompanying notes to the Schedules of Portfolio Investments.

Hand/Machine Tools	0.8%
Home Builders	2.0%
Home Furnishings	0.9%
Household Products/Wares	3.7%
Housewares	0.5%
Leisure Time	1.0%
Machinery-Diversified	0.1%
Miscellaneous Manufacturing	0.7%
Office Furnishings	0.4%
Pharmaceuticals	0.3%
Retail	0.2%
Software	2.1%
Textiles	0.3%
Toys/Games/Hobbies	1.0%
Other**	(0.4)%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (99.4%)
Abercrombie & Fitch Co. - Class A (Retail)	156	$11,410
Advance Auto Parts, Inc. (Retail)	156	5,312
Aeropostale, Inc.* (Retail)	104	2,819
Amazon.com, Inc.* (Internet)	494	35,222
American Eagle Outfitters, Inc. (Retail)	312	5,463
American Greetings Corp. - Class A (Household Products/Wares)	78	1,447
AmerisourceBergen Corp. (Pharmaceuticals)	260	10,655
AMR Corp.* (Airlines)	390	3,518
AnnTaylor Stores Corp.* (Retail)	104	2,515
Apollo Group, Inc. - Class A* (Commercial Services)	234	10,109
Arbitron, Inc. (Commercial Services)	52	2,244
AutoNation, Inc.* (Retail)	208	3,114
AutoZone, Inc.* (Retail)	78	8,879
Avid Technology, Inc.* (Software)	78	1,899
Avis Budget Group, Inc.* (Commercial Services)	182	1,933
Bally Technologies, Inc.* (Entertainment)	78	2,679
Barnes & Noble, Inc. (Retail)	78	2,391
Bed Bath & Beyond, Inc.* (Retail)	442	13,039
Belo Corp. - Class A (Media)	156	1,649
Best Buy Co., Inc. (Retail)	572	23,715
Big Lots, Inc.* (Retail)	156	3,479
BJ’s Wholesale Club, Inc.* (Retail)	104	3,712
Bob Evans Farms, Inc. (Retail)	52	1,435
Boyd Gaming Corp. (Lodging)	104	2,080
Brinker International, Inc. (Retail)	156	2,894
Cablevision Systems Corp. - Class A* (Media)	390	8,358
Cardinal Health, Inc. (Pharmaceuticals)	598	31,401
Career Education Corp.* (Commercial Services)	156	1,984
Carmax, Inc.* (Retail)	364	7,069
Carnival Corp. - Class AADR (Leisure Time)	702	28,417
Casey’s General Stores, Inc. (Retail)	78	1,763
CBRL Group, Inc. (Retail)	52	1,860
CBS Corp. - Class B (Media)	962	21,241
CEC Entertainment, Inc.* (Retail)	52	1,502
Cheesecake Factory, Inc.* (Retail)	104	2,266
Chemed Corp. (Commercial Services)	52	2,194
Chico’s FAS, Inc.* (Retail)	286	2,033
Chipotle Mexican Grill, Inc. - Class A* (Retail)	26	2,949
Chipotle Mexican Grill, Inc. - Class B* (Retail)	26	2,524
Choice Hotels International, Inc. (Lodging)	52	1,774
Clear Channel Communications, Inc. (Media)	754	22,032
CNET Networks, Inc.* (Internet)	234	1,661
Collective Brands, Inc.* (Retail)	104	1,260
Comcast Corp. - Special Class A (Media)	4,784	92,523
Continental Airlines, Inc. - Class B* (Airlines)	156	3,000
Copart, Inc.* (Retail)	104	4,031
Costco Wholesale Corp. (Retail)	728	47,298
CTC Media, Inc.* (Media)	52	1,443
CVS Corp. (Retail)	2,392	96,900
Darden Restaurants, Inc. (Retail)	208	6,770
Delta Air Lines, Inc.* (Airlines)	494	4,248
DeVry, Inc. (Commercial Services)	104	4,351
Dick’s Sporting Goods, Inc.* (Retail)	130	3,481
Dillards, Inc. - Class A (Retail)	104	1,790
DIRECTV Group, Inc.* (Media)	1,170	29,004
Discovery Holding Co. - Class A* (Media)	442	9,379
DISH Network Corp. - Class A* (Media)	338	9,711
Dolby Laboratories, Inc. - Class A* (Electronics)	78	2,828
Dollar Tree, Inc.* (Retail)	156	4,304
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	104	2,681
Dun & Bradstreet Corp. (Software)	104	8,464
eBay, Inc.* (Internet)	1,950	58,188
Expedia, Inc.* (Internet)	338	7,399
FactSet Research Systems, Inc. (Computers)	78	4,202
Family Dollar Stores, Inc. (Retail)	208	4,056
Foot Locker, Inc. (Retail)	260	3,060
GameStop Corp. - Class A* (Retail)	260	13,445
Gannett Co., Inc. (Media)	390	11,330
Gaylord Entertainment Co.* (Lodging)	78	2,363
Gemstar-TV Guide International, Inc.* (Media)	416	1,955
Getty Images, Inc.* (Advertising)	78	2,496
GUESS?, Inc. (Apparel)	78	3,157
H & R Block, Inc. (Commercial Services)	546	11,335
Hertz Global Holdings, Inc.* (Commercial Services)	234	2,822
Home Depot, Inc. (Retail)	2,808	78,540
IAC/InterActiveCorp* (Internet)	312	6,477
IHOP Corp. (Retail)	26	1,245
IHS, Inc. - Class A* (Computers)	52	3,344
International Game Technology (Entertainment)	520	20,909
International Speedway Corp. (Entertainment)	52	2,142
Interpublic Group of Cos., Inc.* (Advertising)	780	6,560
ITT Educational Services, Inc.* (Commercial Services)	78	3,583
J. Crew Group, Inc.* (Retail)	78	3,445
J.C. Penney Co., Inc. (Retail)	312	11,766
Jack in the Box, Inc.* (Retail)	104	2,794
JetBlue Airways Corp.* (Airlines)	312	1,810
John Wiley & Sons, Inc. (Media)	78	3,097
Kohls Corp.* (Retail)	468	20,073
Kroger Co. (Food)	1,066	27,076
Lamar Advertising Co.* (Advertising)	104	3,737
Las Vegas Sands Corp.* (Lodging)	182	13,402
Liberty Global, Inc. - Class A* (Media)	286	9,747
Liberty Global, Inc. - Series C* (Media)	286	9,289
Liberty Media Corp. - Entertainment Series A* (Media)	832	18,836

See accompanying notes to the Schedules of Portfolio Investments.

Liberty Media Holding Corp. - Capital Series A* (Media)	208	3,274
Liberty Media Holding Corp. - Interactive Series A* (Internet)	962	15,527
Life Time Fitness, Inc.* (Leisure	52	1,623
Limited, Inc. (Retail)	494	8,447
Live Nation, Inc.* (Commercial Services)	130	1,577
Longs Drug Stores Corp. (Retail)	52	2,208
Lowe’s Cos., Inc. (Retail)	2,444	56,065
Macy’s, Inc. (Retail)	702	16,188
Marriott International, Inc. - Class A (Lodging)	520	17,867
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	52	2,509
McDonald’s Corp. (Retail)	1,924	107,301
McGraw-Hill Cos., Inc. (Media)	546	20,175
McKesson Corp. (Commercial Services)	494	25,871
Meredith Corp. (Media)	52	1,989
MGM Grand, Inc.* (Commercial Services)	156	9,168
NAVTEQ* (Software)	156	10,608
Netflix, Inc.* (Internet)	78	2,703
News Corp. - Class A (Media)	3,744	70,200
Nordstrom, Inc. (Retail)	312	10,171
Northwest Airlines Corp.* (Airlines)	390	3,506
O’Reilly Automotive, Inc.* (Retail)	182	5,191
Office Depot, Inc.* (Retail)	442	4,884
OfficeMax, Inc. (Retail)	130	2,488
Omnicare, Inc. (Pharmaceuticals)	208	3,777
Omnicom Group, Inc. (Advertising)	546	24,122
Orient-Express Hotels, Ltd. - Class AADR (Lodging)	78	3,366
Pacific Sunwear of California, Inc.* (Retail)	104	1,311
Panera Bread Co. - Class A* (Retail)	52	2,178
Penn National Gaming* (Entertainment)	130	5,685
Performance Food Group Co.* (Food)	52	1,699
PetSmart, Inc. (Retail)	208	4,252
Pinnacle Entertainment, Inc.* (Entertainment)	104	1,331
Polo Ralph Lauren Corp. (Apparel)	104	6,062
Priceline.com, Inc.* (Internet)	52	6,285
RadioShack Corp. (Retail)	208	3,380
Regal Entertainment Group - Class A (Entertainment)	130	2,508
Regis Corp. (Retail)	78	2,144
Rent-A-Center, Inc.* (Commercial Services)	104	1,908
Rite Aid Corp.* (Retail)	910	2,675
Ross Stores, Inc. (Retail)	234	7,011
Royal Caribbean Cruises, Ltd.ADR(Leisure Time)	234	7,699
Safeway, Inc. (Food)	728	21,367
Saks, Inc.* (Retail)	208	2,594
Scholastic Corp.* (Media)	52	1,574
Scientific Games Corp. - Class A* (Entertainment)	104	2,195
Sears Holdings Corp.* (Retail)	130	13,272
Service Corp. International (Commercial Services)	468	4,746
Sirius Satellite Radio, Inc.* (Media)	2,210	6,321
SkyWest, Inc. (Airlines)	104	2,196
Sonic Corp.* (Retail)	104	2,292
Sotheby’s (Commercial Services)	104	3,007
Southwest Airlines Co. (Airlines)	1,222	15,153
Staples, Inc. (Retail)	1,170	25,869
Starbucks Corp.* (Retail)	1,222	21,385
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	286	14,801
Strayer Education, Inc. (Commercial Services)	26	3,965
SuperValu, Inc. (Food)	364	10,913
Sysco Corp. (Food)	1,014	29,426
Target Corp. (Retail)	1,248	63,249
The E.W. Scripps Co. - Class A (Media)	130	5,461
The Gap, Inc. (Retail)	884	17,397
The Gymboree Corp.* (Apparel)	52	2,074
The Men’s Wearhouse, Inc. (Retail)	78	1,815
The New York Times Co. - Class A (Media)	208	3,927
Tiffany & Co. (Retail)	208	8,703
Time Warner Cable, Inc. - Class A* (Media)	260	6,495
Time Warner, Inc. (Media)	6,032	84,569
TJX Cos., Inc. (Retail)	728	24,075
Tractor Supply Co.* (Retail)	52	2,055
UAL Corp. (Airlines)	182	3,918
Urban Outfitters, Inc.* (Retail)	208	6,521
Vail Resorts, Inc.* (Entertainment)	52	2,511
ValueClick, Inc.* (Internet)	156	2,691
VCA Antech, Inc.* (Pharmaceuticals)	130	3,556
Viacom, Inc. - Class B* (Media)	910	36,054
Wal-Mart Stores, Inc. (Retail)	4,108	216,409
Walgreen Co. (Retail)	1,638	62,391
Walt Disney Co. (Media)	2,938	92,194
Washington Post Co. - Class B (Media)	26	17,199
Wendy’s International, Inc. (Retail)	156	3,597
Whole Foods Market, Inc. (Food)	234	7,715
Williams Sonoma, Inc. (Retail)	130	3,151
WMS Industries, Inc.* (Leisure Time)	78	2,806
Wyndham Worldwide Corp. (Lodging)	286	5,914
Wynn Resorts, Ltd. (Lodging)	104	10,467
XM Satellite Radio Holdings, Inc. - Class A* (Media)	520	6,042
YUM! Brands, Inc. (Retail)	780	29,024
Zale Corp.* (Retail)	78	1,541

TOTAL COMMON STOCKS
(Cost $1,801,911)		2,413,316

See accompanying notes to the Schedules of Portfolio Investments.

	Principal
	Amount	Value

Repurchase Agreements (0.6%)
Deutsche Bank, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $5,000 (Collateralized by $6,000 Federal National Mortgage Association, 1.84%**, 5/14/08, market value $5,987)	$5,000	$5,000
HSBC, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $5,000 (Collateralized by $6,000 Federal Home Loan Mortgage Corp., 2.08%**, 9/22/08, market value $5,941)	5,000	5,000
UBS, 2.15%, 4/1/08, dated 3/31/08, with a repurchase price of $5,000 (Collateralized by $5,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $5,617)	5,000	5,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,000)		15,000

TOTAL INVESTMENT SECURITIES
(Cost $1,816,911)—100.0%		2,428,316
Net other assets (liabilities)—NM		(1,142)

NET ASSETS—100.0%		$2,427,174

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at March 31, 2008.
ADR	American Depositary Receipt
NM	Not meaningful, amount is less than 0.05%.

ProFund VP Consumer Services invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Advertising	1.5%
Airlines	1.5%
Apparel	0.4%
Commercial Services	3.9%
Computers	0.3%
Electronics	0.1%
Entertainment	1.8%
Food	4.0%
Household Products/Wares	0.1%
Internet	5.6%
Leisure Time	1.7%
Lodging	2.8%
Media	25.1%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	2.0%
Retail	47.7%
Software	0.8%
Other***	0.6%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (100.9%)
ACE, Ltd.ADR (Insurance)	4,279	$235,602
Affiliated Managers Group, Inc.* (Diversified Financial Services)	389	35,298
AFLAC, Inc. (Insurance)	6,613	429,514
Alexandria Real Estate Equities, Inc. (REIT)	389	36,068
Allied World Assurance Holdings, Ltd.ADR (Insurance)	778	30,887
Allstate Corp. (Insurance)	7,391	355,211
AMB Property Corp. (REIT)	1,167	63,508
Ambac Financial Group, Inc. (Insurance)	3,890	22,367
American Express Co. (Diversified Financial Services)	13,615	595,248
American Financial Group, Inc. (Insurance)	778	19,886
American International Group, Inc. (Insurance)	29,953	1,295,467
American National Insurance Co. (Insurance)	389	41,506
AmeriCredit Corp.* (Diversified Financial Services)	1,556	15,669
Ameriprise Financial, Inc. (Diversified Financial Services)	3,112	161,357
Annaly Mortgage Management, Inc. (REIT)	6,224	95,352
AON Corp. (Insurance)	3,501	140,740
Apartment Investment and Management Co. - Class A (REIT)	1,167	41,790
Arch Capital Group, Ltd.ADR* (Insurance)	778	53,425
Arthur J. Gallagher & Co. (Insurance)	1,167	27,565
Aspen Insurance Holdings, Ltd.ADR (Insurance)	1,167	30,785
Associated Banc-Corp (Banks)	1,556	41,436
Assurant, Inc. (Insurance)	1,167	71,024
Assured Guaranty, Ltd.ADR (Insurance)	778	18,470
Astoria Financial Corp. (Savings & Loans)	1,167	31,696
Avalonbay Communities, Inc. (REIT)	1,167	112,639
Axis Capital Holdings, Ltd.ADR (Insurance)	1,945	66,091
BancorpSouth, Inc. (Banks)	1,167	27,028
Bank of America Corp. (Banks)	60,684	2,300,530
Bank of Hawaii Corp. (Banks)	778	38,558
Bank of New York Mellon Corp. (Banks)	15,171	633,086
BB&T Corp. (Banks)	7,391	236,955
BioMed Realty Trust, Inc. (REIT)	778	18,586
BlackRock, Inc. - Class A (Diversified Financial Services)	389	79,426
BOK Financial Corp. (Banks)	389	20,317
Boston Properties, Inc. (REIT)	1,556	143,261
Brandywine Realty Trust (REIT)	1,167	19,792
BRE Properties, Inc. - Class A (REIT)	778	35,446
Brookfield Properties Corp.ADR (Real Estate)	2,723	52,581
Brown & Brown, Inc. (Insurance)	1,556	27,043
Camden Property Trust (REIT)	778	39,056
Capital One Financial Corp. (Diversified Financial Services)	5,057	248,906
CapitalSource, Inc. (Diversified Financial Services)	2,334	22,570
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	2,723	58,926
CBL & Associates Properties, Inc. (REIT)	778	18,306
Chubb Corp. (Insurance)	5,057	250,220
Cincinnati Financial Corp. (Insurance)	1,945	73,988
CIT Group, Inc. (Diversified Financial Services)	2,723	32,268
Citigroup, Inc. (Diversified Financial Services)	67,686	1,449,834
City National Corp. (Banks)	389	19,240
CME Group, Inc. (Diversified Financial Services)	778	364,960
Colonial Properties Trust (REIT)	778	18,711
Comerica, Inc. (Banks)	1,945	68,231
Commerce Bancshares, Inc. (Banks)	778	32,699
Conseco, Inc.* (Insurance)	2,723	27,775
Corporate Office Properties Trust (REIT)	778	26,149
Countrywide Credit Industries, Inc. (Diversified Financial Services)	7,780	42,790
Cullen/Frost Bankers, Inc. (Banks)	778	41,265
DCT Industrial Trust, Inc. (REIT)	2,334	23,247
Delphi Financial Group, Inc. - Class A (Insurance)	389	11,370
Developers Diversified Realty Corp. (REIT)	1,556	65,165
DiamondRock Hospitality Co. (REIT)	1,167	14,786
Digital Realty Trust, Inc. (REIT)	778	27,619
Discover Financial Services (Diversified Financial Services)	5,835	95,519
Douglas Emmett, Inc. (REIT)	1,556	34,325
Duke-Weeks Realty Corp. (REIT)	1,945	44,365
E* TRADE Financial Corp.* (Diversified Financial Services)	5,446	21,022
East West Bancorp, Inc. (Banks)	778	13,809
Eaton Vance Corp. (Diversified Financial Services)	1,556	47,474
Endurance Specialty Holdings, Ltd.ADR (Insurance)	778	28,475
Entertainment Properties Trust (REIT)	389	19,189
Equifax, Inc. (Commercial Services)	1,556	53,651
Equity Residential Properties Trust (REIT)	3,501	145,256
Erie Indemnity Co. - Class A (Insurance)	778	39,826
Essex Property Trust, Inc. (REIT)	389	44,338
Everest Re Group, Ltd.ADR (Insurance)	778	69,654
Fannie Mae (Diversified Financial Services)	13,226	348,108
Federal Realty Investment Trust (REIT)	778	60,645
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,167	45,700
Fidelity National Title Group, Inc. - Class A (Insurance)	2,723	49,913
Fifth Third Bancorp (Banks)	6,613	138,344
See accompanying notes to the Schedules of Portfolio Investments.

First American Financial Corp. (Insurance)	1,167	39,608
First Horizon National Corp. (Banks)	1,556	21,800
First Industrial Realty Trust, Inc. (REIT)	778	24,032
First Midwest Bancorp, Inc. (Banks)	778	21,605
First Niagara Financial Group, Inc. (Savings & Loans)	1,556	21,146
FirstMerit Corp. (Banks)	1,167	24,110
Forest City Enterprises, Inc. - Class A (Real Estate)	778	28,630
Franklin Resources, Inc. (Diversified Financial Services)	2,334	226,375
Freddie Mac (Diversified Financial Services)	8,558	216,689
Fulton Financial Corp. (Banks)	2,334	28,685
General Growth Properties, Inc. (REIT)	3,112	118,785
Genworth Financial, Inc. - Class A (Diversified Financial Services)	5,835	132,104
GLG Partners, Inc.* (Diversified Financial Services)	2,723	32,322
Hanover Insurance Group, Inc. (Insurance)	778	32,007
Hartford Financial Services Group, Inc. (Insurance)	4,279	324,220
HCC Insurance Holdings, Inc. (Insurance)	1,556	35,306
HCP, Inc. (REIT)	2,723	92,065
Health Care REIT, Inc. (REIT)	1,167	52,667
Healthcare Realty Trust, Inc. (REIT)	778	20,345
Highwoods Properties, Inc. (REIT)	778	24,172
Hilb, Rogal, and Hobbs Co. (Insurance)	389	12,242
Home Properties, Inc. (REIT)	389	18,668
Hospitality Properties Trust (REIT)	1,167	39,701
Host Marriott Corp. (REIT)	7,002	111,472
HRPT Properties Trust (REIT)	3,112	20,944
Hudson City Bancorp, Inc. (Savings & Loans)	6,613	116,918
Huntington Bancshares, Inc. (Banks)	5,057	54,363
IntercontinentalExchange, Inc.* (Diversified Financial Services)	778	101,529
International Bancshares Corp. (Banks)	778	17,567
Invesco, Ltd.ADR (Diversified Financial Services)	5,835	142,141
Investment Technology Group, Inc.* (Diversified Financial Services)	778	35,928
IPC Holdings, Ltd.ADR (Insurance)	778	21,784
iStar Financial, Inc. (REIT)	1,945	27,288
J.P. Morgan Chase & Co. (Diversified Financial Services)	45,513	1,954,783
Janus Capital Group, Inc. (Diversified Financial Services)	2,334	54,312
Jefferies Group, Inc. (Diversified Financial Services)	1,556	25,098
Jones Lang LaSalle, Inc. (Real Estate)	389	30,085
KeyCorp (Banks)	5,057	111,001
Kilroy Realty Corp. (REIT)	389	19,104
Kimco Realty Corp. (REIT)	3,112	121,897
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	1,167	18,952
LaSalle Hotel Properties (REIT)	389	11,176
Lazard, Ltd. - Class AADR (Diversified Financial Services)	778	29,720
Legg Mason, Inc. (Diversified Financial Services)	1,945	108,881
Liberty Property Trust (REIT)	1,167	36,305
Lincoln National Corp. (Insurance)	3,501	182,052
Loews Corp. (Insurance)	6,224	250,329
M&T Bank Corp. (Banks)	1,167	93,920
Mack-Cali Realty Corp. (REIT)	778	27,782
Marsh & McLennan Cos., Inc. (Insurance)	7,002	170,499
Marshall & Ilsley Corp. (Banks)	3,501	81,223
MasterCard, Inc. - Class A (Software)	778	173,486
Max Capital Group, Ltd.ADR (Insurance)	778	20,376
MBIA, Inc. (Insurance)	3,112	38,029
Mercury General Corp. (Insurance)	389	17,237
Merrill Lynch & Co., Inc. (Diversified Financial Services)	12,448	507,131
MetLife, Inc. (Insurance)	5,835	351,617
Mid-America Apartment Communities, Inc. (REIT)	389	19,388
Montpelier Re Holdings, Ltd.ADR (Insurance)	1,167	18,730
Moody’s Corp. (Commercial Services)	3,112	108,391
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	13,615	622,205
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,945	75,194
National City Corp. (Banks)	7,780	77,411
National Retail Properties, Inc. (REIT)	778	17,155
Nationwide Financial Services (Insurance)	778	36,784
Nationwide Health Properties, Inc. (REIT)	1,167	39,386
New York Community Bancorp (Savings & Loans)	4,279	77,963
NewAlliance Bancshares, Inc. (Savings & Loans)	1,556	19,077
Northern Trust Corp. (Banks)	2,723	180,998
Nymex Holdings, Inc. (Diversified Financial Services)	778	70,510
NYSE Euronext (Diversified Financial Services)	3,112	192,041
Old National Bancorp (Banks)	778	14,004
Old Republic International Corp. (Insurance)	3,112	40,176
PartnerRe, Ltd.ADR (Insurance)	778	59,361
People’s United Financial, Inc. (Banks)	2,334	40,402
Philadelphia Consolidated Holding Corp.* (Insurance)	778	25,052
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	778	25,254
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,334	94,994
PNC Financial Services Group (Banks)	4,668	306,081
Popular, Inc. (Banks)	3,501	40,822
Post Properties, Inc. (REIT)	389	15,023

See accompanying notes to the Schedules of Portfolio Investments.

Potlatch Corp. (Forest Products & Paper)	389	16,054
Principal Financial Group, Inc. (Insurance)	3,501	195,076
ProAssurance Corp.* (Insurance)	389	20,940
Progressive Corp. (Insurance)	8,558	137,527
ProLogis (REIT)	3,501	206,069
Prosperity Bancshares, Inc. (Banks)	778	22,297
Protective Life Corp. (Insurance)	778	31,556
Prudential Financial, Inc. (Insurance)	5,835	456,589
Public Storage, Inc. (REIT)	1,556	137,893
Raymond James Financial Corp. (Diversified Financial Services)	1,167	26,818
Rayonier, Inc. (Forest Products & Paper)	1,167	50,694
Realty Income Corp. (REIT)	1,167	29,899
Regency Centers Corp. (REIT)	778	50,383
Regions Financial Corp. (Banks)	9,336	184,386
Reinsurance Group of America, Inc. (Insurance)	389	21,177
RenaissanceRe HoldingsADR (Insurance)	778	40,386
SAFECO Corp. (Insurance)	1,167	51,208
SEI Investments Co. (Software)	1,945	48,022
Selective Insurance Group, Inc. (Insurance)	778	18,579
Senior Housing Properties Trust (REIT)	1,167	27,658
Simon Property Group, Inc. (REIT)	3,112	289,136
SL Green Realty Corp. (REIT)	778	63,384
SLM Corp.* (Diversified Financial Services)	7,002	107,481
Sovereign Bancorp, Inc. (Savings & Loans)	4,279	39,880
St. Joe Co. (Real Estate)	1,167	50,099
StanCorp Financial Group, Inc. (Insurance)	778	37,118
State Street Corp. (Banks)	5,057	399,503
SunTrust Banks, Inc. (Banks)	4,668	257,393
Susquehanna Bancshares, Inc. (Banks)	1,167	23,772
SVB Financial Group* (Banks)	389	16,976
Synovus Financial Corp. (Banks)	3,501	38,721
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,501	175,050
Taubman Centers, Inc. (REIT)	778	40,534
TCF Financial Corp. (Banks)	1,556	27,883
TD Ameritrade Holding Corp.* (Diversified Financial Services)	3,112	51,379
The Charles Schwab Corp. (Diversified Financial Services)	12,837	241,721
The Colonial BancGroup, Inc. (Banks)	1,945	18,730
The Commerce Group, Inc. (Insurance)	778	28,055
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,668	772,040
The Macerich Co. (REIT)	1,167	82,005
The Phoenix Cos., Inc. (Insurance)	1,556	18,999
The Travelers Companies, Inc. (Insurance)	8,169	390,887
Torchmark Corp. (Insurance)	1,167	70,148
Transatlantic Holdings, Inc. (Insurance)	389	25,810
U.S. Bancorp (Banks)	23,340	755,282
UDR, Inc. (REIT)	1,945	47,691
UnionBanCal Corp. (Banks)	778	38,184
United Bankshares, Inc. (Banks)	389	10,367
Unitrin, Inc. (Insurance)	778	27,495
UnumProvident Corp. (Insurance)	4,668	102,743
Valley National Bancorp (Banks)	1,556	29,891
Ventas, Inc. (REIT)	1,945	87,350
Vornado Realty Trust (REIT)	1,945	167,678
W.R. Berkley Corp. (Insurance)	1,945	53,857
Wachovia Corp. (Banks)	26,841	724,707
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,167	37,496
Washington Federal, Inc. (Savings & Loans)	1,167	26,654
Washington Mutual, Inc. (Savings & Loans)	11,670	120,201
Washington REIT (REIT)	778	26,001
Webster Financial Corp. (Banks)	778	21,683
Weingarten Realty Investors (REIT)	1,167	40,191
Wells Fargo & Co. (Banks)	43,179	1,256,509
Westamerica Bancorp (Banks)	389	20,461
Whitney Holding Corp. (Banks)	778	19,287
Willis Group Holdings, Ltd.ADR (Insurance)	1,556	52,297
Wilmington Trust Corp. (Banks)	778	24,196
XL Capital, Ltd. - Class AADR (Insurance)	2,334	68,970
Zenith National Insurance Corp. (Insurance)	389	13,950
Zions Bancorp (Banks)	1,556	70,876

TOTAL COMMON STOCKS
(Cost $25,897,424)		29,751,451

TOTAL INVESTMENT SECURITIES
(Cost $25,897,424)—100.9%		29,751,451
Net other assets (liabilities)—(0.9)%		(254,324)

NET ASSETS—100.0%		$29,497,127

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Banks	29.5%
Commercial Services	0.6%
Diversified Financial Services	32.1%
Forest Products & Paper	0.6%
Insurance	23.4%
REIT	11.5%
Real Estate	0.8%
Savings & Loans	1.6%
Software	0.8%
Other**	(0.9)%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (100.0%)
Abbott Laboratories (Pharmaceuticals)	29,808	$1,643,911
Advanced Medical Optics, Inc.* (Healthcare - Products)	1,296	26,309
Aetna, Inc. (Healthcare - Services)	9,720	409,115
Affymetrix, Inc.* (Biotechnology)	1,296	22,563
Alcon, Inc.ADR (Healthcare - Products)	1,620	230,445
Alexion Pharmaceuticals, Inc.* (Biotechnology)	648	38,426
Alkermes, Inc.* (Pharmaceuticals)	1,944	23,095
Allergan, Inc. (Pharmaceuticals)	5,832	328,866
Alpharma, Inc. - Class A* (Pharmaceuticals)	972	25,476
American Medical Systems Holdings, Inc.* (Healthcare - Products)	1,296	18,390
AMERIGROUP Corp.* (Healthcare - Services)	972	26,565
Amgen, Inc.* (Biotechnology)	21,060	879,887
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	2,592	75,712
APP Pharmaceuticals, Inc.* (Pharmaceuticals)	324	3,914
Applera Corp. - Applied Biosystems Group (Electronics)	3,240	106,466
Applera Corp.-Celera Genomics Group* (Biotechnology)	1,620	23,814
Apria Healthcare Group, Inc.* (Healthcare - Services)	972	19,197
ArthroCare Corp.* (Healthcare - Products)	648	21,611
Bard (C.R.), Inc. (Healthcare - Products)	1,944	187,402
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	1,944	93,915
Baxter International, Inc. (Healthcare - Products)	12,312	711,880
Beckman Coulter, Inc. (Healthcare - Products)	1,296	83,657
Becton, Dickinson & Co. (Healthcare - Products)	4,536	389,416
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	324	28,820
Biogen Idec, Inc.* (Biotechnology)	5,832	359,776
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,944	68,759
Boston Scientific Corp.* (Healthcare - Products)	26,568	341,930
Bristol-Myers Squibb Co. (Pharmaceuticals)	38,232	814,342
Brookdale Senior Living, Inc. (Healthcare - Services)	648	15,487
Celgene Corp.* (Biotechnology)	7,776	476,591
Centene Corp.* (Healthcare - Services)	972	13,550
Cephalon, Inc.* (Pharmaceuticals)	1,296	83,462
Cepheid, Inc.* (Healthcare - Products)	972	23,707
Charles River Laboratories International, Inc.* (Biotechnology)	1,296	76,386
CIGNA Corp. (Insurance)	5,508	223,460
Community Health Systems, Inc.* (Healthcare - Services)	1,944	65,260
Cooper Cos., Inc. (Healthcare - Products)	972	33,466
Covance, Inc.* (Healthcare - Services)	1,296	107,529
Coventry Health Care, Inc.* (Healthcare - Services)	2,916	117,661
Covidien, Ltd.ADR (Healthcare - Products)	9,720	430,110
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	972	17,904
CV Therapeutics, Inc.* (Pharmaceuticals)	972	6,930
Datascope Corp. (Healthcare - Products)	324	13,423
DaVita, Inc.* (Healthcare - Services)	1,944	92,845
DENTSPLY International, Inc. (Healthcare - Products)	2,592	100,051
Edwards Lifesciences Corp.* (Healthcare - Products)	972	43,303
Eli Lilly & Co. (Pharmaceuticals)	18,792	969,479
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,592	62,052
Enzo Biochem, Inc.* (Biotechnology)	648	5,890
Enzon Pharmaceuticals, Inc.* (Biotechnology)	972	8,952
Express Scripts, Inc.* (Pharmaceuticals)	4,212	270,916
Forest Laboratories, Inc.* (Pharmaceuticals)	6,156	246,302
Gen-Probe, Inc.* (Healthcare - Products)	972	46,850
Genentech, Inc.* (Biotechnology)	9,072	736,465
Genzyme Corp.* (Biotechnology)	5,184	386,415
Gilead Sciences, Inc.* (Pharmaceuticals)	18,144	934,960
Haemonetics Corp.* (Healthcare - Products)	648	38,608
Health Management Associates, Inc. - Class A* (Healthcare - Services)	4,536	23,995
Health Net, Inc.* (Healthcare - Services)	2,268	69,854
HEALTHSOUTH Corp.* (Healthcare - Services)	1,620	28,820
Healthways, Inc.* (Healthcare - Services)	648	22,900
Henry Schein, Inc.* (Healthcare - Products)	1,620	92,988
Hillenbrand Industries, Inc. (Healthcare - Products)	1,296	61,949
Hologic, Inc.* (Healthcare - Products)	2,592	144,115
Hospira, Inc.* (Pharmaceuticals)	2,916	124,717
Human Genome Sciences, Inc.* (Biotechnology)	2,592	15,267
Humana, Inc.* (Healthcare - Services)	3,240	145,346
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,296	63,841
Illumina, Inc.* (Biotechnology)	972	73,775
ImClone Systems, Inc.* (Pharmaceuticals)	1,296	54,976
Immucor, Inc.* (Healthcare - Products)	1,296	27,657
Incyte Genomics, Inc.* (Biotechnology)	1,620	17,026
InterMune, Inc.* (Biotechnology)	648	9,448

See accompanying notes to the Schedules of Portfolio Investments.

Intuitive Surgical, Inc.* (Healthcare - Products)	648	210,179
Invacare Corp. (Healthcare - Products)	648	14,437
Inverness Medical Innovations, Inc.* (Healthcare - Products)	1,620	48,762
Invitrogen Corp.* (Biotechnology)	972	83,077
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,620	22,858
Johnson & Johnson (Healthcare - Products)	54,756	3,552,022
Kinetic Concepts, Inc.* (Healthcare - Products)	972	44,936
King Pharmaceuticals, Inc.* (Pharmaceuticals)	4,536	39,463
Laboratory Corp. of America Holdings* (Healthcare - Services)	2,268	167,106
LifePoint Hospitals, Inc.* (Healthcare - Services)	972	26,701
Lincare Holdings, Inc.* (Healthcare - Services)	1,296	36,431
Magellan Health Services, Inc.* (Healthcare - Services)	648	25,719
Medarex, Inc.* (Pharmaceuticals)	2,592	22,939
Medco Health Solutions, Inc.* (Pharmaceuticals)	10,368	454,015
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	972	19,139
Medtronic, Inc. (Healthcare - Products)	22,032	1,065,688
Mentor Corp. (Healthcare - Products)	648	16,667
Merck & Co., Inc. (Pharmaceuticals)	42,120	1,598,454
Millennium Pharmaceuticals, Inc.* (Biotechnology)	6,156	95,172
Millipore Corp.* (Biotechnology)	972	65,523
Mylan Laboratories, Inc. (Pharmaceuticals)	5,832	67,651
Myriad Genetics, Inc.* (Biotechnology)	972	39,162
Nektar Therapeutics* (Biotechnology)	1,620	11,243
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	324	2,910
NuVasive, Inc.* (Healthcare - Products)	648	22,362
Odyssey Healthcare, Inc.* (Healthcare - Services)	648	5,832
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	972	28,217
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	972	36,343
Owens & Minor, Inc. (Distribution/Wholesale)	648	25,492
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	648	11,269
PAREXEL International Corp.* (Commercial Services)	972	25,369
Patterson Cos., Inc.* (Healthcare - Products)	2,592	94,090
PDL BioPharma, Inc.* (Biotechnology)	2,268	24,018
Pediatrix Medical Group, Inc.* (Healthcare - Services)	972	65,513
Perrigo Co. (Pharmaceuticals)	1,620	61,123
Pfizer, Inc. (Pharmaceuticals)	132,192	2,766,779
Pharmaceutical Product Development, Inc. (Commercial Services)	1,944	81,454
PharMerica Corp.* (Pharmaceuticals)	648	10,737
PSS World Medical, Inc.* (Healthcare - Products)	1,296	21,591
Psychiatric Solutions, Inc.* (Healthcare - Services)	972	32,970
Quest Diagnostics, Inc. (Healthcare - Services)	2,916	132,007
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,620	31,088
ResMed, Inc.* (Healthcare - Products)	1,620	68,332
Savient Pharmaceuticals, Inc.* (Biotechnology)	972	19,440
Schering-Plough Corp. (Pharmaceuticals)	31,428	452,877
Sepracor, Inc.* (Pharmaceuticals)	2,268	44,271
St. Jude Medical, Inc.* (Healthcare - Products)	6,480	279,871
STERIS Corp. (Healthcare - Products)	1,296	34,772
Stryker Corp. (Healthcare - Products)	6,156	400,448
Sunrise Assisted Living, Inc.* (Healthcare - Services)	972	21,656
Techne Corp.* (Healthcare - Products)	648	43,649
Tenet Healthcare Corp.* (Healthcare - Services)	9,072	51,348
The Medicines Co.* (Pharmaceuticals)	972	19,634
Theravance, Inc.* (Pharmaceuticals)	972	10,235
Thermo Electron Corp.* (Electronics)	8,100	460,404
United Therapeutics Corp.* (Pharmaceuticals)	324	28,091
UnitedHealth Group, Inc. (Healthcare - Services)	24,300	834,948
Universal Health Services, Inc. - Class B (Healthcare - Services)	972	52,187
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,620	20,785
Varian Medical Systems, Inc.* (Healthcare - Products)	2,592	121,409
Varian, Inc.* (Electronics)	648	37,532
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,592	61,923
Warner Chilcott, Ltd. ADR* (Pharmaceuticals)	1,620	29,160
Waters Corp.* (Electronics)	1,944	108,281
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,944	56,998
WellCare Health Plans, Inc.* (Healthcare - Services)	648	25,240
WellPoint, Inc.* (Healthcare - Services)	10,368	457,540
Wyeth (Pharmaceuticals)	25,920	1,082,419

See accompanying notes to the Schedules of Portfolio Investments.

Zimmer Holdings, Inc.* (Healthcare - Products)	4,536	353,173

TOTAL COMMON STOCKS
(Cost $22,085,280)		30,011,478

TOTAL INVESTMENT SECURITIES
(Cost $22,085,280)—100.0%		30,011,478
Net other assets (liabilities)—NM		8,908

NET ASSETS—100.0%		$30,020,386

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Biotechnology	12.0%
Commercial Services	0.4%
Distribution/Wholesale	0.1%
Electronics	2.4%
Healthcare - Products	31.6%
Healthcare - Services	10.5%
Insurance	0.7%
Pharmaceuticals	42.3%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (100.1%)
3M Co. (Miscellaneous Manufacturing)	11,322	$896,136
Accenture, Ltd. - Class AADR (Commercial Services)	10,404	365,909
Actuant Corp. - Class A (Miscellaneous Manufacturing)	918	27,733
Acuity Brands, Inc. (Miscellaneous Manufacturing)	612	26,285
Aecom Technology Corp.* (Engineering & Construction)	1,224	31,836
Affiliated Computer Services, Inc. - Class A* (Computers)	1,530	76,668
AGCO Corp.* (Machinery-Diversified)	1,530	91,616
Agilent Technologies, Inc.* (Electronics)	6,426	191,688
Alexander & Baldwin, Inc. (Transportation)	612	26,365
Alliance Data Systems Corp.* (Commercial Services)	1,530	72,690
Alliant Techsystems, Inc.* (Aerospace/Defense)	612	63,360
Allied Waste Industries, Inc.* (Environmental Control)	4,896	52,926
Ametek, Inc. (Electrical Components & Equipment)	1,836	80,619
Amphenol Corp. - Class A (Electronics)	3,060	113,985
Anixter International, Inc.* (Telecommunications)	612	39,192
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,224	47,650
Arrow Electronics, Inc.* (Electronics)	2,142	72,078
Automatic Data Processing, Inc. (Software)	9,486	402,112
Avnet, Inc.* (Electronics)	2,754	90,138
Baldor Electric Co. (Hand/Machine Tools)	612	17,136
Ball Corp. (Packaging & Containers)	1,836	84,346
BE Aerospace, Inc.* (Aerospace/Defense)	1,530	53,473
Belden, Inc. (Electrical Components & Equipment)	918	32,424
Bemis Co., Inc. (Packaging & Containers)	1,836	46,689
Benchmark Electronics, Inc.* (Electronics)	1,224	21,971
Boeing Co. (Aerospace/Defense)	11,934	887,532
Brady Corp. - Class A (Electronics)	918	30,689
Broadridge Financial Solutions, Inc. (Software)	2,448	43,085
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	612	62,210
Burlington Northern Santa Fe Corp. (Transportation)	5,508	507,948
C.H. Robinson Worldwide, Inc. (Transportation)	3,060	166,464
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,224	40,931
Caterpillar, Inc. (Machinery - Construction & Mining)	11,016	862,443
Checkpoint Systems, Inc.* (Electronics)	612	16,432
ChoicePoint, Inc.* (Commercial Services)	1,224	58,262
Cintas Corp. (Textiles)	2,448	69,866
Clarcor, Inc. (Miscellaneous Manufacturing)	918	32,635
Commscope, Inc.* (Telecommunications)	1,224	42,632
Con-way, Inc. (Transportation)	918	45,423
Convergys Corp.* (Commercial Services)	2,448	36,867
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	3,060	122,859
Corrections Corp. of America* (Commercial Services)	2,142	58,948
Covanta Holding Corp.* (Energy - Alternate Sources)	1,836	50,490
Crane Co. (Miscellaneous Manufacturing)	918	37,041
Crown Holdings, Inc.* (Packaging & Containers)	2,754	69,291
CSX Corp. (Transportation)	7,038	394,621
Cummins, Inc. (Machinery-Diversified)	3,366	157,596
Curtiss-Wright Corp. (Aerospace/Defense)	918	38,079
Danaher Corp. (Miscellaneous Manufacturing)	4,284	325,713
Deere & Co. (Machinery-Diversified)	7,650	615,366
Deluxe Corp. (Commercial Services)	918	17,635
Dionex Corp.* (Electronics)	306	23,559
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,224	49,303
Dover Corp. (Miscellaneous Manufacturing)	3,366	140,631
DRS Technologies, Inc. (Aerospace/Defense)	612	35,667
Eagle Materials, Inc. - Class A (Building Materials)	918	32,635
Eaton Corp. (Miscellaneous Manufacturing)	2,448	195,032
EMCOR Group, Inc.* (Engineering & Construction)	1,224	27,185
Emerson Electric Co. (Electrical Components & Equipment)	14,076	724,351
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	612	18,299
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	306	12,154
Esterline Technologies Corp.* (Aerospace/Defense)	612	30,826
Expeditors International of Washington, Inc. (Transportation)	3,672	165,901
Fastenal Co. (Distribution/Wholesale)	2,448	112,437
FedEx Corp. (Transportation)	4,896	453,712
Fidelity National Information Services, Inc. (Software)	3,366	128,379
Fiserv, Inc.* (Software)	3,060	147,155
Flextronics International, Ltd.ADR* (Electronics)	14,688	137,920
FLIR Systems, Inc.* (Electronics)	2,448	73,660
Flowserve Corp. (Machinery-Diversified)	918	95,821

See accompanying notes to the Schedules of Portfolio Investments.

Fluor Corp. (Engineering & Construction)	1,530	215,975
Fortune Brands, Inc. (Household Products/Wares)	2,754	191,403
Forward Air Corp. (Transportation)	612	21,689
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	2,448	138,606
FTI Consulting, Inc.* (Commercial Services)	918	65,215
Gardner Denver, Inc.* (Machinery-Diversified)	918	34,058
GATX Corp. (Trucking & Leasing)	612	23,911
General Cable Corp.* (Electrical Components & Equipment)	918	54,226
General Dynamics Corp. (Aerospace/Defense)	5,814	484,713
General Electric Co. (Miscellaneous Manufacturing)	175,950	6,511,909
Genesee & Wyoming, Inc. - Class A* (Transportation)	612	21,053
Global Payments, Inc. (Software)	1,530	63,281
Goodrich Corp. (Aerospace/Defense)	2,142	123,186
Graco, Inc. (Machinery-Diversified)	1,224	44,382
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,836	29,762
Granite Construction, Inc. (Engineering & Construction)	612	20,019
Greif Brothers Corp. - Class A (Packaging & Containers)	306	20,787
Harsco Corp. (Miscellaneous Manufacturing)	1,530	84,731
Hewitt Associates, Inc.* (Commercial Services)	1,836	73,018
Hexcel Corp.* (Aerospace/Defense Equipment)	1,530	29,238
HLTH Corp.* (Internet)	3,060	29,192
Honeywell International, Inc. (Miscellaneous Manufacturing)	11,934	673,316
Hubbell, Inc. - Class B (Electrical Components & Equipment)	918	40,107
IDEX Corp. (Machinery-Diversified)	1,530	46,956
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	7,956	383,718
IMS Health, Inc. (Software)	3,366	70,720
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	4,896	218,264
Iron Mountain, Inc.* (Commercial Services)	3,060	80,906
Itron, Inc.* (Electronics)	612	55,221
ITT Industries, Inc. (Miscellaneous Manufacturing)	3,060	158,539
J.B. Hunt Transport Services, Inc. (Transportation)	1,530	48,088
Jabil Circuit, Inc. (Electronics)	3,366	31,842
Jacobs Engineering Group, Inc.* (Engineering & Construction)	2,142	157,630
Joy Global, Inc. (Machinery - Construction & Mining)	1,836	119,634
Kansas City Southern Industries, Inc.* (Transportation)	1,224	49,095
Kaydon Corp. (Metal Fabricate/Hardware)	612	26,873
KBR, Inc. (Engineering & Construction)	3,060	84,854
Kennametal, Inc. (Hand/Machine Tools)	1,224	36,022
Kirby Corp.* (Transportation)	918	52,326
L-3 Communications Holdings, Inc. (Aerospace/Defense)	2,142	234,206
Landstar System, Inc. (Transportation)	918	47,883
Lennox International, Inc. (Building Materials)	918	33,020
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	612	39,468
Lockheed Martin Corp. (Aerospace/Defense)	5,814	577,330
Louisiana-Pacific Corp. (Forest Products & Paper)	1,836	16,854
Manitowoc Co. (Machinery-Diversified)	2,142	87,394
Manpower, Inc. (Commercial Services)	1,530	86,078
Martin Marietta Materials (Building Materials)	612	64,976
Masco Corp. (Building Materials)	6,426	127,428
McDermott International, Inc.ADR* (Engineering & Construction)	3,978	218,074
MDU Resources Group, Inc. (Electric)	3,060	75,123
MeadWestvaco Corp. (Forest Products & Paper)	3,060	83,293
Metavante Technologies, Inc.* (Software)	1,836	36,702
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	612	59,437
Mine Safety Appliances Co. (Environmental Control)	306	12,604
Molex, Inc. (Electrical Components & Equipment)	1,224	28,348
Molex, Inc. - Class A (Electrical Components & Equipment)	1,224	26,757
Monster Worldwide, Inc.* (Internet)	1,836	44,450
Moog, Inc. - Class A* (Aerospace/Defense)	612	25,833
MPS Group, Inc.* (Commercial Services)	1,836	21,702
MSC Industrial Direct Co. - Class A (Retail)	918	38,785
Mueller Industries, Inc. (Metal Fabricate/Hardware)	612	17,656
Nalco Holding Co. (Environmental Control)	2,448	51,775
National Instruments Corp. (Computers)	918	23,997
NeuStar, Inc.* (Telecommunications)	1,224	32,412
Nordson Corp. (Machinery-Diversified)	612	32,956
Norfolk Southern Corp. (Transportation)	6,732	365,682
Northrop Grumman Corp. (Aerospace/Defense)	5,508	428,577
Old Dominion Freight Line, Inc.* (Transportation)	612	19,480

See accompanying notes to the Schedules of Portfolio Investments.

Orbital Sciences Corp.* (Aerospace/Defense)	918	22,124
Oshkosh Truck Corp. (Auto Manufacturers)	1,224	44,407
Overseas Shipholding Group, Inc. (Transportation)	612	42,864
Owens Corning, Inc.* (Building Materials)	1,530	27,739
Owens-Illinois, Inc.* (Packaging & Containers)	2,448	138,141
PACCAR, Inc. (Auto Manufacturers)	6,426	289,170
Packaging Corp. of America (Packaging & Containers)	1,530	34,165
Pactiv Corp.* (Packaging & Containers)	2,448	64,162
Pall Corp. (Miscellaneous Manufacturing)	2,142	75,120
Parker Hannifin Corp. (Miscellaneous Manufacturing)	3,060	211,966
Paychex, Inc. (Commercial Services)	5,814	199,188
Pentair, Inc. (Miscellaneous Manufacturing)	1,836	58,568
PerkinElmer, Inc. (Electronics)	2,142	51,943
PHH Corp.* (Commercial Services)	918	16,001
Plexus Corp.* (Electronics)	918	25,750
Precision Castparts Corp. (Metal Fabricate/Hardware)	2,448	249,892
Quanex Corp. (Metal Fabricate/Hardware)	612	31,665
Quanta Services, Inc.* (Commercial Services)	3,060	70,900
R.R. Donnelley & Sons Co. (Commercial Services)	3,672	111,298
Raytheon Co. (Aerospace/Defense)	7,650	494,266
Regal-Beloit Corp. (Hand/Machine Tools)	612	22,418
Republic Services, Inc. (Environmental Control)	2,754	80,527
Robert Half International, Inc. (Commercial Services)	2,754	70,888
Rockwell Collins, Inc. (Aerospace/Defense)	2,754	157,391
Rockwell International Corp. (Machinery-Diversified)	2,448	140,564
Roper Industries, Inc. (Miscellaneous Manufacturing)	1,530	90,943
Ryder System, Inc. (Transportation)	918	55,915
Sealed Air Corp. (Packaging & Containers)	2,754	69,538
Shaw Group, Inc.* (Engineering & Construction)	1,224	57,699
Sherwin-Williams Co. (Chemicals)	1,836	93,709
Smurfit-Stone Container Corp.* (Packaging & Containers)	4,590	35,343
Sonoco Products Co. (Packaging & Containers)	1,836	52,565
Spirit Aerosystems Holdings, Inc. - Class A* (Aerospace/Defense)	1,836	40,722
SPX Corp. (Miscellaneous Manufacturing)	918	96,298
Stericycle, Inc.* (Environmental Control)	1,530	78,795
SunPower Corp. - Class A* (Energy - Alternate Sources)	612	45,600
Teekay Shipping Corp.ADR (Transportation)	612	25,992
Teledyne Technologies, Inc.* (Aerospace/Defense)	612	28,764
Teleflex, Inc. (Miscellaneous Manufacturing)	612	29,199
Temple-Inland, Inc. (Forest Products & Paper)	1,836	23,354
Terex Corp.* (Machinery - Construction & Mining)	1,836	114,750
Tetra Tech, Inc.* (Environmental Control)	918	17,910
Texas Industries, Inc. (Building Materials)	612	36,787
Textron, Inc. (Miscellaneous Manufacturing)	4,284	237,419
The Brink’s Co. (Miscellaneous Manufacturing)	612	41,114
The Corporate Executive Board Co. (Commercial Services)	612	24,774
Thomas & Betts Corp.* (Electronics)	918	33,388
Timken Co. (Metal Fabricate/Hardware)	1,224	36,377
Toro Co. (Housewares)	612	25,331
Total System Services, Inc. (Software)	3,366	79,640
Trane, Inc. (Building Materials)	3,060	140,454
Trimble Navigation, Ltd.* (Electronics)	2,142	61,240
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,530	40,774
Tyco Electronics, Ltd.ADR (Electronics)	8,568	294,054
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	8,568	377,420
Union Pacific Corp. (Transportation)	4,590	575,494
United Parcel Service, Inc. - Class B (Transportation)	11,934	871,421
United Rentals, Inc.* (Commercial Services)	1,224	23,060
United Stationers, Inc.* (Distribution/Wholesale)	306	14,596
United Technologies Corp. (Aerospace/Defense)	15,912	1,095,064
URS Corp.* (Engineering & Construction)	1,530	50,016
USG Corp.* (Building Materials)	1,224	45,068
UTI Worldwide, Inc.ADR (Transportation)	1,530	30,722
Valmont Industries, Inc. (Metal Fabricate/Hardware)	306	26,894
Vishay Intertechnology, Inc.* (Electronics)	3,060	27,724
VistaPrint, Ltd.ADR* (Commercial Services)	612	21,389
Vulcan Materials Co. (Building Materials)	1,530	101,592
W.W. Grainger, Inc. (Distribution/Wholesale)	1,224	93,501
Wabtec Corp. (Machinery-Diversified)	918	34,572
Walter Industries, Inc. (Holding Companies - Diversified)	918	57,494

See accompanying notes to the Schedules of Portfolio Investments.

Waste Connections, Inc.* (Environmental Control)	1,224	37,626
Waste Management, Inc. (Environmental Control)	8,874	297,811
Watsco, Inc. (Distribution/Wholesale)	306	12,675
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	612	34,731
Werner Enterprises, Inc. (Transportation)	918	17,038
WESCO International, Inc.* (Distribution/Wholesale)	918	33,498
West Pharmaceutical Services, Inc. (Healthcare - Products)	612	27,069
Western Union Co. (Commercial Services)	13,158	279,871
Woodward Governor Co. (Electronics)	918	24,529
Zebra Technologies Corp. - Class A* (Machinery-Diversified)	1,224	40,784

TOTAL COMMON STOCKS
(Cost $29,805,431)		32,984,679

TOTAL INVESTMENT SECURITIES
(Cost $29,805,431)— 100.1%		32,984,679
Net other assets (liabilities)—(0.1)%		(48,859)

NET ASSETS—100.0%		$32,935,820

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Industrials invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Aerospace/Defense	14.7%
Aerospace/Defense Equipment	0.1%
Auto Manufacturers	1.0%
Building Materials	1.8%
Chemicals	0.3%
Commercial Services	5.4%
Computers	0.3%
Distribution/Wholesale	0.7%
Electric	0.2%
Electrical Components & Equipment	3.4%
Electronics	4.3%
Energy - Alternate Sources	0.2%
Engineering & Construction	3.2%
Environmental Control	1.9%
Forest Products & Paper	0.4%
Hand/Machine Tools	0.4%
Healthcare - Products	0.1%
Holding Companies - Diversified	0.2%
Household Products/Wares	0.6%
Housewares	0.1%
Internet	0.2%
Machinery - Construction & Mining	3.5%
Machinery - Diversified	4.3%
Metal Fabricate/Hardware	1.3%
Miscellaneous Manufacturing	34.0%
Packaging & Containers	1.9%
Retail	0.1%
Software	2.8%
Telecommunications	0.3%
Textiles	0.2%
Transportation	12.1%
Trucking & Leasing	0.1%
Other**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Internet	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (97.7%)
Akamai Technologies, Inc.* (Internet)	23,807	$670,405
Allscripts Healthcare Solutions, Inc.* (Software)	8,234	84,975
Amazon.com, Inc.* (Internet)	20,943	1,493,236
Ariba, Inc.* (Internet)	12,172	117,582
Art Technology Group, Inc.* (Internet)	18,258	70,841
Autobytel, Inc.* (Internet)	6,265	13,532
BEA Systems, Inc.* (Software)	36,710	702,997
Check Point Software Technologies, Ltd.ADR* (Internet)	25,239	565,354
CMGI, Inc.* (Internet)	6,981	92,568
CNET Networks, Inc.* (Internet)	20,227	143,612
Concur Technologies, Inc.* (Software)	6,265	194,528
CyberSource Corp.* (Internet)	9,666	141,220
DealerTrack Holdings, Inc.* (Internet)	5,728	115,820
Digital River, Inc.* (Internet)	5,728	177,396
E* TRADE Financial Corp.* (Diversified Financial Services)	59,965	231,465
EarthLink, Inc.* (Internet)	15,931	120,279
eBay, Inc.* (Internet)	54,058	1,613,091
Google, Inc. - Class A* (Internet)	3,401	1,498,038
HLTH Corp.* (Internet)	26,134	249,318
IAC/InterActiveCorp* (Internet)	27,745	575,986
Infospace, Inc. (Internet)	4,654	53,847
Internap Network Services Corp.* (Internet)	6,981	34,626
Interwoven, Inc.* (Internet)	6,444	68,822
j2 Global Communications, Inc.* (Internet)	7,160	159,811
Jupitermedia Corp.* (Internet)	3,222	6,734
Monster Worldwide, Inc.* (Internet)	16,110	390,023
Priceline.com, Inc.* (Internet)	4,833	584,116
Quest Software, Inc.* (Software)	7,876	102,939
RealNetworks, Inc.* (Internet)	13,783	78,977
Sapient Corp.* (Internet)	11,635	80,980
SONICWALL, Inc.* (Internet)	8,950	73,122
TD Ameritrade Holding Corp.* (Diversified Financial Services)	34,726	573,326
Tibco Software, Inc.* (Internet)	27,387	195,543
United Online, Inc. (Internet)	9,666	102,073
ValueClick, Inc.* (Internet)	14,320	247,020
VeriSign, Inc.* (Internet)	31,683	1,053,143
Vignette Corp.* (Internet)	3,759	49,656
Websense, Inc.* (Internet)	6,444	120,825
Yahoo!, Inc.* (Internet)	53,879	1,558,720

TOTAL COMMON STOCKS
(Cost $11,616,644)		14,406,546

	Principal
	Amount

Repurchase Agreements (0.5%)
Deutsche Bank, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $23,001 (Collateralized by $24,000 Federal National Mortgage Association, 1.84%**, 5/14/08, market value $23,947)	$23,000	23,000
HSBC, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $25,001 (Collateralized by $26,000 Federal Home Loan Mortgage Corp., 2.08%**, 9/22/08, market value $25,743)	25,000	25,000
UBS, 2.15%, 4/1/08, dated 3/31/08, with a repurchase price of $16,001 (Collateralized by $15,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $16,852)	16,000	16,000

TOTAL REPURCHASE AGREEMENTS
(Cost $64,000)		64,000

TOTAL INVESTMENT SECURITIES
(Cost $11,680,644)—98.2%		14,470,546
Net other assets (liabilities)—1.8%		271,254

NET ASSETS—100.0%		$14,741,800

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at March 31, 2008.
ADR	American Depositary Receipt

ProFund VP Internet invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Diversified Financial Services	5.5%
Internet	84.8%
Software	7.4%
Other***	2.3%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (96.8%)
Anadarko Petroleum Corp. (Oil & Gas)	51,219	$3,228,334
Apache Corp. (Oil & Gas)	35,772	4,321,973
Atwood Oceanics, Inc.* (Oil & Gas)	3,252	298,273
Baker Hughes, Inc. (Oil & Gas Services)	33,333	2,283,310
Berry Petroleum Co. - Class A (Oil & Gas)	4,065	188,982
BJ Services Co. (Oil & Gas Services)	31,707	903,967
Bristow Group, Inc.* (Transportation)	2,439	130,901
Cabot Oil & Gas Corp. (Oil & Gas)	10,569	537,328
Cameron International Corp.* (Oil & Gas Services)	23,577	981,746
Cheniere Energy, Inc.* (Oil & Gas)	4,878	96,584
Chesapeake Energy Corp. (Oil & Gas)	52,845	2,438,797
ChevronTexaco Corp. (Oil & Gas)	226,014	19,292,555
Cimarex Energy Co. (Oil & Gas)	8,943	489,540
Comstock Resources, Inc.* (Oil & Gas)	4,878	196,583
ConocoPhillips (Oil & Gas)	157,722	12,019,994
Core Laboratories NV ADR* (Oil & Gas Services)	2,439	290,973
Crosstex Energy, Inc. (Oil & Gas)	4,878	165,608
Delta Petroleum Corp.* (Oil & Gas)	7,317	164,925
Denbury Resources, Inc.* (Oil & Gas)	26,829	765,968
Devon Energy Corp. (Oil & Gas)	45,528	4,749,936
Diamond Offshore Drilling, Inc. (Oil & Gas)	7,317	851,699
Dresser-Rand Group, Inc.* (Oil & Gas Services)	8,943	274,997
Drill-Quip, Inc.* (Oil & Gas Services)	3,252	151,120
El Paso Corp. (Pipelines)	77,235	1,285,190
Encore Acquisition Co.* (Oil & Gas)	5,691	229,233
Ensco International, Inc. (Oil & Gas)	15,447	967,291
EOG Resources, Inc. (Oil & Gas)	26,829	3,219,480
EXCO Resources, Inc.* (Oil & Gas)	8,943	165,446
Exterran Holdings, Inc.* (Oil & Gas Services)	7,317	472,239
Exxon Mobil Corp. (Oil & Gas)	517,073	43,734,034
FMC Technologies, Inc.* (Oil & Gas Services)	13,821	786,277
Forest Oil Corp.* (Oil & Gas)	8,130	398,045
Frontier Oil Corp. (Oil & Gas)	11,382	310,273
Global Industries, Ltd.* (Oil & Gas Services)	9,756	156,974
Grant Prideco, Inc.* (Oil & Gas Services)	13,821	680,270
Grey Wolf, Inc.* (Oil & Gas)	20,325	137,804
Halliburton Co. (Oil & Gas Services)	95,934	3,773,084
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	8,943	281,705
Helmerich & Payne, Inc. (Oil & Gas)	10,569	495,369
Hercules Offshore, Inc.* (Oil & Gas Services)	9,756	245,071
Hess Corp. (Oil & Gas)	31,707	2,795,923
Holly Corp. (Oil & Gas)	4,878	211,754
ION Geophysical Corp.* (Oil & Gas Services)	8,943	123,413
Key Energy Services, Inc.* (Oil & Gas Services)	14,634	196,388
Marathon Oil Corp. (Oil & Gas)	77,235	3,521,916
Mariner Energy, Inc.* (Oil & Gas)	8,943	241,550
Murphy Oil Corp. (Oil & Gas)	19,512	1,602,716
Nabors Industries, Ltd. ADR* (Oil & Gas)	30,894	1,043,290
National-Oilwell Varco, Inc.* (Oil & Gas Services)	39,024	2,278,221
Newfield Exploration Co.* (Oil & Gas)	13,821	730,440
Newpark Resources, Inc.* (Oil & Gas Services)	9,756	49,756
Noble Corp. ADR (Oil & Gas)	29,268	1,453,742
Noble Energy, Inc. (Oil & Gas)	18,699	1,361,287
Occidental Petroleum Corp. (Oil & Gas)	89,430	6,543,593
Oceaneering International, Inc.* (Oil & Gas Services)	5,691	358,533
OGE Energy Corp. (Electric)	9,756	304,095
Oil States International, Inc.* (Oil & Gas Services)	5,691	255,014
Parker Drilling Co.* (Oil & Gas)	12,195	78,780
Patterson-UTI Energy, Inc. (Oil & Gas)	17,073	446,971
Penn Virginia Corp. (Oil & Gas)	4,065	179,226
Petrohawk Energy Corp.* (Oil & Gas)	20,325	409,955
Pioneer Natural Resources Co. (Oil & Gas)	13,008	638,953
Plains Exploration & Production Co.* (Oil & Gas)	12,195	648,042
Pride International, Inc.* (Oil & Gas)	17,886	625,116
Quicksilver Resources, Inc.* (Oil & Gas)	12,195	445,483
Range Resources Corp. (Oil & Gas)	16,260	1,031,697
Rowan Cos., Inc. (Oil & Gas)	12,195	502,190
Schlumberger, Ltd. ADR (Oil & Gas Services)	130,080	11,316,960
SEACOR SMIT, Inc.* (Oil & Gas Services)	2,439	208,193
Smith International, Inc. (Oil & Gas Services)	21,951	1,409,913
Southwestern Energy Co.* (Oil & Gas)	37,398	1,259,939
St. Mary Land & Exploration Co. (Oil & Gas)	6,504	250,404
Stone Energy Corp.* (Oil & Gas)	3,252	170,112
Sunoco, Inc. (Oil & Gas)	13,008	682,530
Superior Energy Services, Inc.* (Oil & Gas Services)	8,943	354,322
Swift Energy Co.* (Oil & Gas)	3,252	146,307
Tesoro Petroleum Corp. (Oil & Gas)	14,634	439,020
TETRA Technologies, Inc.* (Oil & Gas Services)	8,130	128,779
Tidewater, Inc. (Oil & Gas Services)	5,691	313,631
Transocean, Inc. ADR* (Oil & Gas)	34,146	4,616,539
Ultra Petroleum Corp. ADR* (Oil & Gas)	16,260	1,260,150
Unit Corp.* (Oil & Gas)	4,878	276,339
Valero Energy Corp. (Oil & Gas)	60,162	2,954,556
W-H Energy Services, Inc.* (Oil & Gas Services)	3,252	223,900
Weatherford International, Ltd. ADR* (Oil & Gas Services)	37,398	2,710,233
Whiting Petroleum Corp.* (Oil & Gas)	4,878	315,363

See accompanying notes to the Schedules of Portfolio Investments.

XTO Energy, Inc. (Oil & Gas)	55,284	3,419,868

TOTAL COMMON STOCKS
(Cost $88,743,684)		172,696,980

	Principal
	Amount

Repurchase Agreements (0.3%)
Deutsche Bank, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $203,012 (Collateralized by $204,000 Federal Home Loan Mortgage Corp., 2.88%, 4/30/10, market value $207,083)	$203,000	203,000
HSBC, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $217,013 (Collateralized by $224,000 Federal Home Loan Mortgage Corp., 2.08%**, 9/22/08, market value $221,788)	217,000	217,000
UBS, 2.15%, 4/1/08, dated 3/31/08, with a repurchase price of $132,008 (Collateralized by $120,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $134,818)	132,000	132,000

TOTAL REPURCHASE AGREEMENTS
(Cost $552,000)		552,000

TOTAL INVESTMENT SECURITIES
(Cost $89,295,684)—97.1%		173,248,980
Net other assets (liabilities)—2.9%		5,241,806

NET ASSETS—100.0%		$178,490,786

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at March 31, 2008.
ADR	American Depositary Receipt

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Electric	0.2%
Oil & Gas	78.4%
Oil & Gas Services	17.4%
Pipelines	0.7%
Transportation	0.1%
Other***	3.2%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (81.6%)
Abbott Laboratories (Pharmaceuticals)	7,189	$396,473
Alkermes, Inc.* (Pharmaceuticals)	1,161	13,793
Allergan, Inc. (Pharmaceuticals)	3,612	203,681
Alpharma, Inc. - Class A* (Pharmaceuticals)	516	13,524
APP Pharmaceuticals, Inc.* (Pharmaceuticals)	258	3,117
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	1,290	62,320
Bristol-Myers Squibb Co. (Pharmaceuticals)	23,220	494,586
Cephalon, Inc.* (Pharmaceuticals)	774	49,846
Eli Lilly & Co. (Pharmaceuticals)	8,152	420,562
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,548	37,059
Forest Laboratories, Inc.* (Pharmaceuticals)	3,741	149,677
Hospira, Inc.* (Pharmaceuticals)	1,806	77,243
Johnson & Johnson (Healthcare - Products)	32,761	2,125,206
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,838	24,691
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	645	12,700
Merck & Co., Inc. (Pharmaceuticals)	10,871	412,554
Mylan Laboratories, Inc. (Pharmaceuticals)	3,612	41,899
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	258	2,317
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	387	6,730
Perrigo Co. (Pharmaceuticals)	903	34,070
Pfizer, Inc. (Pharmaceuticals)	80,625	1,687,481
Schering-Plough Corp. (Pharmaceuticals)	19,092	275,116
Sepracor, Inc.* (Pharmaceuticals)	1,290	25,181
The Medicines Co.* (Pharmaceuticals)	645	13,029
Theravance, Inc.* (Pharmaceuticals)	645	6,792
Valeant Pharmaceuticals International* (Pharmaceuticals)	903	11,585
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	1,032	18,576
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,161	34,040
Wyeth (Pharmaceuticals)	9,938	415,011

TOTAL COMMON STOCKS
(Cost $6,233,042)		7,068,859

TOTAL INVESTMENT SECURITIES
(Cost $6,233,042)—81.6%		7,068,859
Net other assets (liabilities)—18.4%		1,589,331

NET ASSETS—100.0%		$8,658,190

*	Non-income producing security
ADR	American Depositary Receipt

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index terminating on 4/23/08	$1,599,520	$(480)

ProFund VP Pharmaceuticals invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Healthcare - Products	24.5%
Pharmaceuticals	57.1%
Other**	18.4%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Precious Metals	March 31, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (105.0%)
Bank of America, 2.00%, 4/1/08+, dated 3/31/08, with a repurchase price of $42,128,340 (Collateralized by $42,630,000 of various Federal Home Loan Mortgage Corp. Securities, 3.50%-5.65%, 3/4/10 - 2/23/17, market value $42,970,299)	$42,126,000	$42,126,000
Deutsche Bank, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $42,128,457 (Collateralized by $39,335,000 of various U.S. Government Agency Obligations, 2.88%-5.50%, 4/30/10-7/15/36, market value $42,972,323)	42,126,000	42,126,000
HSBC, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $42,128,457 (Collateralized by $42,927,000 of various U.S. Government Agency Obligations, 2.05%* - 2.38%, 4/4/08- 5/28/10, market value $42,969,308)	42,126,000	42,126,000
Merrill Lynch, 1.95%, 4/1/08+, dated 3/31/08, with a repurchase price of $42,128,282 (Collateralized by $43,141,000 of various Federal National Mortgage Association Securities, 1.84%*-2.08%*, 5/14/08- 6/13/08, market value $42,970,045)	42,126,000	42,126,000
UBS, 2.15%, 4/1/08+, dated 3/31/08, with a repurchase price of $42,125,516 (Collateralized by $42,678,000 of various U.S. Government Agency Obligations, 2.59%-5.32%, 11/28/08 - 4/3/12, market value $42,969,588)	42,123,000	42,123,000

TOTAL REPURCHASE AGREEMENTS
(Cost $210,627,000)		210,627,000

TOTAL INVESTMENT SECURITIES
(Cost $210,627,000)—105.0%		210,627,000
Net other assets (liabilities)—(5.0)%		(9,984,126)

NET ASSETS—100.0%		$200,642,874

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at March 31, 2008.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index terminating on 4/23/08	$201,926,585	$(8,470,495)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Real Estate	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (100.0%)
Alexandria Real Estate Equities, Inc. (REIT)	3,111	$288,452
AMB Property Corp. (REIT)	9,882	537,778
American Financial Realty Trust (REIT)	12,810	101,711
Annaly Mortgage Management, Inc. (REIT)	45,018	689,676
Apartment Investment and Management Co. - Class A (REIT)	9,516	340,768
Avalonbay Communities, Inc. (REIT)	7,686	741,853
BioMed Realty Trust, Inc. (REIT)	6,588	157,387
Boston Properties, Inc. (REIT)	11,895	1,095,173
Brandywine Realty Trust (REIT)	8,601	145,873
BRE Properties, Inc. - Class A (REIT)	5,124	233,449
Brookfield Properties Corp.ADR (Real Estate)	20,313	392,244
Camden Property Trust (REIT)	5,307	266,411
CapitalSource, Inc. (Diversified Financial Services)	17,568	169,883
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	20,313	439,573
CBL & Associates Properties, Inc. (REIT)	6,588	155,016
Colonial Properties Trust (REIT)	4,575	110,029
Corporate Office Properties Trust (REIT)	4,758	159,916
Cousins Properties, Inc. (REIT)	4,026	99,482
DCT Industrial Trust, Inc. (REIT)	16,836	167,687
Developers Diversified Realty Corp. (REIT)	11,895	498,163
DiamondRock Hospitality Co. (REIT)	9,516	120,568
Digital Realty Trust, Inc. (REIT)	5,856	207,888
Douglas Emmett, Inc. (REIT)	10,797	238,182
Duke-Weeks Realty Corp. (REIT)	14,457	329,764
Entertainment Properties Trust (REIT)	2,745	135,411
Equity Lifestyle Properties, Inc. (REIT)	2,196	108,416
Equity Residential Properties Trust (REIT)	26,901	1,116,122
Essex Property Trust, Inc. (REIT)	2,562	292,017
Federal Realty Investment Trust (REIT)	5,856	456,475
FelCor Lodging Trust, Inc. (REIT)	6,222	74,851
First Industrial Realty Trust, Inc. (REIT)	4,392	135,669
Forest City Enterprises, Inc. - Class A (Real Estate)	6,405	235,704
Forestar Real Estate Group, Inc.* (Real Estate)	3,294	82,053
Franklin Street Properties Corp. (REIT)	6,405	91,720
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	13,725	23,332
General Growth Properties, Inc. (REIT)	22,875	873,139
HCP, Inc. (REIT)	21,594	730,093
Health Care REIT, Inc. (REIT)	8,784	396,422
Healthcare Realty Trust, Inc. (REIT)	5,124	133,993
Highwoods Properties, Inc. (REIT)	5,673	176,260
Home Properties, Inc. (REIT)	3,294	158,079
Hospitality Properties Trust (REIT)	9,333	317,509
Host Marriott Corp. (REIT)	51,789	824,481
HRPT Properties Trust (REIT)	22,509	151,486
iStar Financial, Inc. (REIT)	13,359	187,427
Jones Lang LaSalle, Inc. (Real Estate)	3,111	240,605
Kilroy Realty Corp. (REIT)	3,294	161,768
Kimco Realty Corp. (REIT)	21,777	853,005
LaSalle Hotel Properties (REIT)	4,026	115,667
Lexington Corporate Properties Trust (REIT)	6,039	87,022
Liberty Property Trust (REIT)	9,150	284,656
Mack-Cali Realty Corp. (REIT)	6,588	235,257
Maguire Properties, Inc. (REIT)	3,660	52,375
Mid-America Apartment Communities, Inc. (REIT)	2,562	127,690
National Retail Properties, Inc. (REIT)	7,137	157,371
Nationwide Health Properties, Inc. (REIT)	9,516	321,165
Newcastle Investment Corp. (REIT)	5,307	43,836
Pennsylvania REIT (REIT)	3,843	93,731
Plum Creek Timber Co., Inc. (Forest Products & Paper)	17,202	700,121
Post Properties, Inc. (REIT)	4,209	162,552
Potlatch Corp. (Forest Products & Paper)	3,843	158,601
ProLogis (REIT)	25,437	1,497,222
Public Storage, Inc. (REIT)	12,810	1,135,222
RAIT Financial Trust (REIT)	6,039	41,911
Rayonier, Inc. (Forest Products & Paper)	7,686	333,880
Realty Income Corp. (REIT)	10,065	257,865
Redwood Trust, Inc. (REIT)	3,111	113,085
Regency Centers Corp. (REIT)	6,954	450,341
Senior Housing Properties Trust (REIT)	9,333	221,192
Simon Property Group, Inc. (REIT)	22,143	2,057,306
SL Green Realty Corp. (REIT)	5,856	477,088
St. Joe Co. (Real Estate)	9,150	392,809
Strategic Hotels & Resorts, Inc. (REIT)	7,320	96,112
Sunstone Hotel Investors, Inc. (REIT)	6,039	96,684
Taubman Centers, Inc. (REIT)	5,307	276,495
The Macerich Co. (REIT)	7,137	501,517
UDR, Inc. (REIT)	13,359	327,563
Ventas, Inc. (REIT)	13,725	616,390
Vornado Realty Trust (REIT)	14,091	1,214,785
Washington REIT (REIT)	4,575	152,896
Weingarten Realty Investors (REIT)	7,686	264,706

TOTAL COMMON STOCKS
(Cost $18,933,807)		28,708,076

TOTAL INVESTMENT SECURITIES
(Cost $18,933,807)—100.0%		28,708,076
Net other assets (liabilities)—NM		7,730

NET ASSETS—100.0%		$28,715,806

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Real Estate invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Diversified Financial Services	0.7%
Forest Products & Paper	4.2%
REIT	88.9%
Real Estate	6.2%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Semiconductor	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (89.5%)
Actel Corp.* (Semiconductors)	268	$4,103
Advanced Micro Devices, Inc.* (Semiconductors)	6,298	37,095
Altera Corp. (Semiconductors)	3,484	64,210
Amkor Technology, Inc.* (Semiconductors)	1,206	12,904
Analog Devices, Inc. (Semiconductors)	3,350	98,892
Applied Materials, Inc. (Semiconductors)	15,276	298,035
Applied Micro Circuits Corp.* (Semiconductors)	670	4,811
Atheros Communications* (Telecommunications)	670	13,963
Atmel Corp.* (Semiconductors)	4,690	16,321
ATMI, Inc.* (Semiconductors)	402	11,188
Axcelis Technologies, Inc.* (Semiconductors)	1,206	6,754
Broadcom Corp. - Class A* (Semiconductors)	5,226	100,705
Brooks Automation, Inc.* (Semiconductors)	804	7,815
Cabot Microelectronics Corp.* (Chemicals)	268	8,616
Cirrus Logic, Inc.* (Semiconductors)	938	6,303
Cohu, Inc. (Semiconductors)	268	4,355
Conexant Systems, Inc.* (Semiconductors)	5,494	3,186
Cree Research, Inc.* (Semiconductors)	804	22,480
Cymer, Inc.* (Electronics)	402	10,468
Cypress Semiconductor Corp.* (Semiconductors)	1,742	41,129
DSP Group, Inc.* (Semiconductors)	402	5,121
Entegris, Inc.* (Semiconductors)	1,340	9,635
Exar Corp.* (Semiconductors)	402	3,308
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,340	15,973
First Solar, Inc.* (Energy - Alternate Sources)	402	92,918
FormFactor, Inc.* (Semiconductors)	536	10,238
Integrated Device Technology, Inc.* (Semiconductors)	2,010	17,949
Intel Corp. (Semiconductors)	45,092	955,049
InterDigital, Inc.* (Telecommunications)	536	10,618
International Rectifier Corp.* (Semiconductors)	804	17,286
Intersil Corp. - Class A (Semiconductors)	1,474	37,838
KLA-Tencor Corp. (Semiconductors)	2,010	74,571
Kulicke & Soffa Industries, Inc.* (Semiconductors)	536	2,562
Lam Research Corp.* (Semiconductors)	1,340	51,215
Lattice Semiconductor Corp.* (Semiconductors)	1,340	3,806
Linear Technology Corp. (Semiconductors)	2,278	69,912
LSI Logic Corp.* (Semiconductors)	7,906	39,135
Marvell Technology Group, Ltd. ADR* (Semiconductors)	5,226	56,859
MEMC Electronic Materials, Inc.* (Semiconductors)	2,546	180,511
Micrel, Inc. (Semiconductors)	670	6,211
Microchip Technology, Inc. (Semiconductors)	2,144	70,173
Micron Technology, Inc.* (Semiconductors)	8,442	50,399
Microsemi Corp.* (Semiconductors)	804	18,331
National Semiconductor Corp. (Semiconductors)	2,814	51,553
Novellus Systems, Inc.* (Semiconductors)	1,340	28,207
NVIDIA Corp.* (Semiconductors)	6,298	124,637
OmniVision Technologies, Inc.* (Semiconductors)	670	11,269
ON Semiconductor Corp.* (Semiconductors)	4,154	23,595
Photronics, Inc.* (Semiconductors)	402	3,839
PMC-Sierra, Inc.* (Semiconductors)	2,412	13,748
Rambus, Inc.* (Semiconductors)	1,072	24,988
RF Micro Devices, Inc.* (Telecommunications)	2,948	7,842
SanDisk Corp.* (Computers)	2,546	57,463
Semtech Corp.* (Semiconductors)	670	9,601
Silicon Image, Inc.* (Semiconductors)	938	4,699
Silicon Laboratories, Inc.* (Semiconductors)	536	16,905
SiRF Technology Holdings, Inc.* (Semiconductors)	670	3,410
Skyworks Solutions, Inc.* (Semiconductors)	1,876	13,657
Teradyne, Inc.* (Semiconductors)	2,010	24,964
Tessera Technologies, Inc.* (Semiconductors)	536	11,149
Texas Instruments, Inc. (Semiconductors)	14,874	420,488
Trident Microsystems, Inc.* (Software)	670	3,451
TriQuint Semiconductor, Inc.* (Semiconductors)	1,608	8,136
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	804	22,633
Xilinx, Inc. (Semiconductors)	3,216	76,380
Zoran Corp.* (Semiconductors)	536	7,322

TOTAL COMMON STOCKS
(Cost $2,312,374)		3,542,887

TOTAL INVESTMENT SECURITIES
(Cost $2,312,374)—89.5%		3,542,887
Net other assets (liabilities)—10.5%		417,802

NET ASSETS—100.0%		$3,960,689

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Semiconductor invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Chemicals	0.2%
Computers	1.5%
Electronics	0.3%
Energy - Alternate Sources	2.3%
Semiconductors	84.2%
Software	0.1%
Telecommunications	0.9%
Other**	10.5%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (98.5%)
3Com Corp.* (Telecommunications)	3,512	$8,042
ADC Telecommunications, Inc.* (Telecommunications)	878	10,606
Adobe Systems, Inc.* (Software)	5,268	187,488
ADTRAN, Inc. (Telecommunications)	439	8,122
Advanced Micro Devices, Inc.* (Semiconductors)	5,268	31,029
Akamai Technologies, Inc.* (Internet)	1,317	37,087
Altera Corp. (Semiconductors)	2,634	48,545
Amdocs, Ltd. ADR* (Telecommunications)	1,756	49,800
American Tower Corp.* (Telecommunications)	3,951	154,919
Amkor Technology, Inc.* (Semiconductors)	878	9,395
Analog Devices, Inc. (Semiconductors)	2,634	77,756
ANSYS, Inc.* (Software)	878	30,309
Apple Computer, Inc.* (Computers)	7,902	1,133,937
Applied Materials, Inc. (Semiconductors)	12,731	248,382
Atheros Communications* (Telecommunications)	439	9,149
Atmel Corp.* (Semiconductors)	3,951	13,749
Autodesk, Inc.* (Software)	2,195	69,099
BEA Systems, Inc.* (Software)	3,512	67,255
BMC Software, Inc.* (Software)	1,756	57,105
Broadcom Corp. - Class A* (Semiconductors)	4,390	84,595
Brocade Communications Systems, Inc.* (Computers)	3,512	25,638
CA, Inc. (Software)	3,951	88,898
CACI International, Inc. - Class A* (Computers)	439	19,996
Cadence Design Systems, Inc.* (Computers)	2,634	28,131
Cerner Corp.* (Software)	439	16,366
Check Point Software Technologies, Ltd. ADR* (Internet)	1,756	39,334
Ciena Corp.* (Telecommunications)	878	27,069
Cisco Systems, Inc.* (Telecommunications)	54,875	1,321,939
Citrix Systems, Inc.* (Software)	1,756	51,503
Cognizant Technology Solutions Corp.* (Computers)	2,634	75,938
Computer Sciences Corp.* (Computers)	1,317	53,720
Compuware Corp.* (Software)	2,634	19,334
Corning, Inc. (Telecommunications)	14,487	348,267
Cree Research, Inc.* (Semiconductors)	878	24,549
Crown Castle International Corp.* (Telecommunications)	2,634	90,847
Cypress Semiconductor Corp.* ( Semiconductors)	1,317	31,094
Dell, Inc.* (Computers)	17,999	358,540
Diebold, Inc. (Computers)	439	16,484
Digital River, Inc.* (Internet)	439	13,596
DST Systems, Inc.* (Computers)	439	28,860
Echostar Holding Corp* (Telecommunications)	439	12,968
Electronic Data Systems Corp. (Computers)	4,829	80,403
EMC Corp.* (Computers)	19,316	276,991
Emulex Corp.* (Semiconductors)	878	14,259
Equinix, Inc.* (Internet)	439	29,189
F5 Networks, Inc.* (Internet)	878	15,953
Fair Isaac Corp. (Software)	439	9,447
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,317	15,699
First Solar, Inc.* (Energy - Alternate Sources)	439	101,470
Foundry Networks, Inc.* (Telecommunications)	1,317	15,251
Gartner Group, Inc.* (Commercial Services)	439	8,490
Google, Inc. - Class A* (Internet)	1,695	746,597
Harris Corp. (Telecommunications)	1,317	63,914
Hewlett-Packard Co. (Computers)	23,706	1,082,416
Informatica Corp.* (Software)	878	14,979
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	1,317	20,848
Integrated Device Technology, Inc.* (Semiconductors)	1,756	15,681
Intel Corp. (Semiconductors)	53,558	1,134,358
Intermec, Inc.* (Machinery - Diversified)	439	9,741
International Business Machines Corp. (Computers)	12,731	1,465,847
International Rectifier Corp.* (Semiconductors)	878	18,877
Intersil Corp. - Class A (Semiconductors)	1,317	33,807
Intuit, Inc.* (Software)	2,634	71,144
j2 Global Communications, Inc.* (Internet)	439	9,798
Jack Henry & Associates, Inc. (Computers)	878	21,660
JDS Uniphase Corp.* (Telecommunications)	1,756	23,513
Juniper Networks, Inc.* (Telecommunications)	4,829	120,725
KLA -Tencor Corp. (Semiconductors)	1,756	65,148
Lam Research Corp.* (Semiconductors)	1,317	50,336
Lexmark International, Inc. - Class A* (Computers)	878	26,972
Linear Technology Corp. (Semiconductors)	1,756	53,892
LSI Logic Corp.* (Semiconductors)	6,585	32,596
Marvell Technology Group, Ltd. ADR* (Semiconductors)	4,390	47,763
McAfee, Inc.* (Internet)	1,317	43,580
MEMC Electronic Materials, Inc.* (Semiconductors)	2,195	155,626
Microchip Technology, Inc. (Semiconductors)	1,756	57,474
Micron Technology, Inc.* (Semiconductors)	7,024	41,933
Micros Systems, Inc.* (Computers)	878	29,553
Microsemi Corp.* (Semiconductors)	439	10,009
Microsoft Corp. (Software)	76,825	2,180,294
Motorola, Inc. (Telecommunications)	20,633	191,887
National Semiconductor Corp. (Semiconductors)	2,195	40,212

See accompanying notes to the Schedules of Portfolio Investments.

NCR Corp.* (Computers)	1,756	40,089
NetApp, Inc.* (Computers)	3,073	61,614
Novell, Inc.* (Software)	3,073	19,329
Novellus Systems, Inc.* (Semiconductors)	878	18,482
Nuance Communications, Inc.* (Software)	1,756	30,572
NVIDIA Corp.* (Semiconductors)	5,268	104,254
OmniVision Technologies, Inc.* (Semiconductors)	439	7,384
ON Semiconductor Corp.* (Semiconductors)	3,512	19,948
Oracle Corp.* (Software)	36,437	712,708
Parametric Technology Corp.* (Software)	878	14,030
Perot Systems Corp. - Class A* (Computers)	878	13,205
Pitney Bowes, Inc. (Office/Business Equipment)	2,195	76,869
PMC-Sierra, Inc.* (Semiconductors)	2,195	12,512
Polycom, Inc.* (Telecommunications)	878	19,790
Progress Software Corp.* (Software)	439	13,135
QLogic Corp.* (Semiconductors)	1,317	20,216
Qualcomm, Inc. (Telecommunications)	14,926	611,966
Rambus, Inc.* (Semiconductors)	878	20,466
Red Hat, Inc.* (Software)	1,756	32,293
SAIC, Inc.* (Commercial Services)	1,756	32,644
Salesforce.com, Inc.* (Software)	878	50,810
SanDisk Corp.* (Computers)	2,195	49,541
SBA Communications Corp. - Class A* (Telecommunications)	878	26,191
Seagate Technology ADR (Computers)	4,829	101,119
Silicon Laboratories, Inc.* (Semiconductors)	439	13,846
Skyworks Solutions, Inc.* (Semiconductors)	1,317	9,588
SRA International, Inc. - Class A* (Computers)	439	10,672
Sun Microsystems, Inc.* (Computers)	7,463	115,900
Sybase, Inc.* (Software)	878	23,091
Symantec Corp.* (Internet)	7,902	131,331
Synopsys, Inc.* (Computers)	1,317	29,909
Tech Data Corp.* (Distribution/Wholesale)	439	14,399
Tellabs, Inc.* (Telecommunications)	3,512	19,140
Teradata Corp.* (Computers)	1,756	38,737
Teradyne, Inc.* (Semiconductors)	1,756	21,810
Texas Instruments, Inc. (Semiconductors)	12,292	347,495
Tibco Software, Inc.* (Internet)	1,756	12,538
Unisys Corp.* (Computers)	3,073	13,613
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	878	24,716
VeriFone Holdings, Inc.* (Software)	439	6,967
VeriSign, Inc.* (Internet)	2,195	72,962
VMware, Inc. - Class A* (Software)	439	18,798
Western Digital Corp.* (Computers)	2,195	59,353
Xerox Corp. (Office/Business Equipment)	8,341	124,865
Xilinx, Inc. (Semiconductors)	2,634	62,558
Yahoo!, Inc.* (Internet)	11,853	342,907

TOTAL COMMON STOCKS
(Cost $11,037,432)		17,102,134

TOTAL INVESTMENT SECURITIES
(Cost $11,037,432)—98.5%		17,102,134
Net other assets (liabilities)—1.5%		255,920

NET ASSETS—100.0%		$17,358,054

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Commercial Services	0.2%
Computers	30.2%
Distribution/Wholesale	0.2%
Energy - Alternate Sources	0.6%
Internet	8.7%
Machinery-Diversified	0.1%
Office/Business Equipment	1.1%
Semiconductors	17.5%
Software	21.9%
Telecommunications	18.0%
Other**	1.5%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Telecommunications	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (67.7%)
AT&T, Inc. (Telecommunications)	110,760	$4,242,108
CenturyTel, Inc. (Telecommunications)	4,880	162,211
Cincinnati Bell, Inc.* (Telecommunications)	10,248	43,656
Citizens Communications Co. (Telecommunications)	13,664	143,335
Embarq Corp. (Telecommunications)	6,344	254,394
IDT Corp. - Class B (Telecommunications)	1,952	7,554
Leap Wireless International, Inc.* (Telecommunications)	1,952	90,963
Leucadia National Corp. (Holding Companies - Diversified)	6,832	308,943
Level 3 Communications, Inc.* (Telecommunications)	64,416	136,562
MetroPCS Communications, Inc.* (Telecommunications)	7,808	132,736
NII Holdings, Inc. - Class B* (Telecommunications)	7,320	232,630
Qwest Communications International, Inc. (Telecommunications)	61,000	276,330
RCN Corp. (Telecommunications)	1,464	16,368
Sprint Corp. (Telecommunications)	116,632	780,268
TeleCorp PCS, Inc. - Class A* (a) (Telecommunications)	952	0
Telephone & Data Systems, Inc. (Telecommunications)	2,440	95,819
Telephone & Data Systems, Inc. -Special Shares (Telecommunications)	2,440	91,012
Time Warner Telecom, Inc. - Class A* (Telecommunications)	6,344	98,269
US Cellular Corp.* (Telecommunications)	488	26,840
Verizon Communications, Inc. (Telecommunications)	117,000	4,264,650
Virgin Media, Inc. (Telecommunications)	12,200	171,654
Windstream Corp. (Telecommunications)	20,008	239,096

TOTAL COMMON STOCKS
(Cost $9,295,196)		11,815,398

	Principal
	Amount

Repurchase Agreements (0.1%)
Deutsche Bank, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $6,000 (Collateralized by $7,000 Federal National Mortgage Association, 1.84%**, 5/14/08, market Value $6,984)	$6,000	6,000
HSBC, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $7,000 (Collateralized by $8,000 Federal Home Loan Mortgage Corp., 2.08%**, 9/22/08, market value $7,921)	7,000	7,000
UBS, 2.15%, 4/1/08, dated 3/31/08, with a repurchase price of $5,000 (Collateralized by $5,000 Federal National Mortgage Association, 7.13%, 6/15/10, market value $5,617)	5,000	5,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,000)		18,000

TOTAL INVESTMENT SECURITIES
(Cost $9,313,196)—67.8%		11,833,398
Net other assets (liabilities)—32.2%		5,614,500

NET ASSETS—100.0%		$17,447,898

(a)	Escrowed security
*	Non-income producing security
**	Represents the effective yield or interest rate in effect at March 31, 2008.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index terminating on 4/23/08	$5,698,291	$(1,709)

ProFund VP Telecommunications invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Holding Companies - Diversified	1.8%
Telecommunications	65.9%
Other***	32.3%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Utilities	March 31, 2008
(unaudited)

	Shares	Value

Common Stocks (100.3%)
AGL Resources, Inc. (Gas)	12,224	$419,528
Allegheny Energy, Inc. (Electric)	25,976	1,311,788
ALLETE, Inc. (Electric)	3,820	147,528
Alliant Energy Corp. (Electric)	16,808	588,448
Ameren Corp. (Electric)	32,088	1,413,156
American Electric Power, Inc. (Electric)	61,120	2,544,426
Aqua America, Inc. (Water)	20,628	387,394
Aquila, Inc.* (Electric)	58,064	186,385
Atmos Energy Corp. (Gas)	13,752	350,676
Avista Corp. (Electric)	8,404	164,382
Black Hills Corp. (Electric)	6,112	218,687
CenterPoint Energy, Inc. (Electric)	45,076	643,235
Cleco Corp. (Electric)	9,168	203,346
CMS Energy Corp. (Electric)	35,144	475,850
Consolidated Edison, Inc. (Electric)	42,020	1,668,194
Constellation Energy Group, Inc. (Electric)	27,504	2,427,778
Dominion Resources, Inc. (Electric)	89,388	3,650,606
DPL, Inc. (Electric)	17,572	450,546
DTE Energy Co. (Electric)	25,212	980,495
Duke Energy Corp. (Electric)	194,820	3,477,537
Dynegy, Inc. - Class A* (Electric)	62,648	494,293
Edison International (Electric)	46,604	2,284,528
El Paso Electric Co.* (Electric)	6,876	146,940
Energen Corp. (Gas)	9,932	618,764
Energy East Corp. (Electric)	24,448	589,686
Entergy Corp. (Electric)	30,560	3,333,485
Equitable Resources, Inc. (Pipelines)	17,572	1,034,991
Exelon Corp. (Electric)	102,376	8,320,098
FirstEnergy Corp. (Electric)	47,368	3,250,392
FPL Group, Inc. (Electric)	58,064	3,642,935
Great Plains Energy, Inc. (Electric)	12,988	320,154
Hawaiian Electric Industries, Inc. (Electric)	12,988	310,024
IDACORP, Inc. (Electric)	6,876	220,788
Integrys Energy Group, Inc. (Electric)	12,224	570,127
ITC Holdings Corp. (Electric)	7,640	397,738
Mirant Corp.* (Electric)	39,728	1,445,702
National Fuel Gas Co. (Pipelines)	10,696	504,958
New Jersey Resources Corp. (Gas)	6,112	189,778
Nicor, Inc. (Gas)	6,876	230,415
NiSource, Inc. (Electric)	42,784	737,596
Northeast Utilities System (Electric)	23,684	581,205
Northwest Natural Gas Co. (Gas)	3,820	165,941
NorthWestern Corp. (Electric)	6,112	148,949
NRG Energy, Inc.* (Electric)	36,672	1,429,841
NSTAR (Electric)	15,280	464,970
ONEOK, Inc. (Gas)	15,280	681,946
Pepco Holdings, Inc. (Electric)	31,324	774,329
PG&E Corp. (Electric)	55,008	2,025,395
Piedmont Natural Gas Co., Inc. (Gas)	10,696	280,877
Pinnacle West Capital Corp. (Electric)	15,280	536,022
PNM Resources, Inc. (Electric)	10,696	133,379
Portland General Electric Co. (Electric)	9,932	223,967
PPL Corp. (Electric)	58,064	2,666,299
Progress Energy, Inc. (Electric)	39,728	1,656,658
Public Service Enterprise Group, Inc. (Electric)	78,692	3,162,631
Puget Energy, Inc. (Electric)	18,336	474,352
Questar Corp. (Pipelines)	26,740	1,512,414
Reliant Resources, Inc.* (Electric)	53,480	1,264,802
SCANA Corp. (Electric)	16,044	586,890
Sempra Energy (Gas)	35,908	1,913,178
Sierra Pacific Resources (Electric)	36,672	463,167
Southern Co. (Electric)	118,420	4,216,936
Southern Union Co. (Gas)	15,280	355,566
Southwest Gas Corp. (Gas)	6,876	192,253
Spectra Energy Corp. (Pipelines)	97,792	2,224,768
TECO Energy, Inc. (Electric)	32,088	511,804
The AES Corp.* (Electric)	103,904	1,732,080
The Williams Cos., Inc. (Pipelines)	90,916	2,998,410
UGI Corp. (Gas)	16,044	399,816
Unisource Energy Corp. (Electric)	5,348	119,046
Vectren Corp. (Gas)	11,460	307,472
Westar Energy, Inc. (Electric)	15,280	347,926
WGL Holdings, Inc. (Gas)	7,640	244,938
Wisconsin Energy Corp. (Electric)	18,336	806,601
Xcel Energy, Inc. (Electric)	66,468	1,326,037

TOTAL COMMON STOCKS
(Cost $59,004,173)		87,284,242

TOTAL INVESTMENT SECURITIES
(Cost $59,004,173)—100.3%		87,284,242
Net other assets (liabilities)—(0.3)%		(303,481)

NET ASSETS—100.0%		$86,980,761

*	Non-income producing security
ProFund VP Utilities invested, as a percentage of net assets, in the following industries, as of March 31, 2008:

Electric	83.0%
Gas	7.4%
Pipelines	9.5%
Water	0.4%
Other**	(0.3)%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	March 31, 2008
(unaudited)

	Principal
	Amount	Value

U.S. Treasury Obligations (47.2%)
U.S. Treasury Bonds, 4.38%, 2/15/38+	$41,500,000	$42,038,203

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $41,084,620)		42,038,203

Repurchase Agreements (51.4%)
Bank of America, 2.00%, 4/1/08+, dated 3/31/08, with a repurchase price of $9,172,510 (Collateralized by $9,274,000 of various Federal Home Loan Mortgage Corp. Securities, 3.50%-5.65%, 3/4/10-2/23/17, market value $9,356,795)	9,172,000	9,172,000
Deutsche Bank, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $9,172,535 (Collateralized by $9,218,000 Federal Home Loan Mortgage Corp., 2.88%, 4/30/10, market value $9,357,326)	9,172,000	9,172,000
HSBC, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $9,172,535 (Collateralized by $8,752,000 of various U.S. Government Agency Obligations, 2.08%*-6.15%, 9/22/08- 6/28/22, market value $9,356,383)	9,172,000	9,172,000
Merrill Lynch, 1.95%, 4/1/08+, dated 3/31/08, with a repurchase price of $9,172,497 (Collateralized by $9,379,000 Federal National Mortgage Association, 1.84%*, 5/14/08, market value $9,358,194)	9,172,000	9,172,000
UBS, 2.15%, 4/1/08+, dated 3/31/08, with a repurchase price of $9,172,548 (Collateralized by $8,762,000 of various U.S. Government Agency Obligations, 5.00%-7.13%, 12/11/09-6/15/10, market value $9,360,060)	9,172,000	9,172,000

TOTAL REPURCHASE AGREEMENTS
(Cost $45,860,000)		45,860,000

TOTAL INVESTMENT SECURITIES
(Cost $86,944,620)—98.6%		87,898,203
Net other assets (liabilities)—1.4%		1,217,234

NET ASSETS—100.0%		$89,115,437

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at March 31, 2008.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
30-year U.S. Treasury Bond Futures Contract expiring June 2008 (Underlying notional amount at value $237,906)	2	$5,434

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 4/25/08	$51,560,109	$173,850
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 4/25/08	17,423,063	134,367

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	March 31, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (105.5%)
Bank of America, 2.00%, 4/1/08+, dated 3/31/08, with a repurchase price of $14,349,797 (Collateralized by $14,522,000 of various Federal Home Loan Mortgage Corp. Securities, 3.50%-5.65%, 3/4/10- 2/23/17, market value $14,637,843)	$14,349,000	$14,349,000
Deutsche Bank, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $14,349,837 (Collateralized by $13,399,000 of various U.S. Government Agency Obligations, 2.88%-5.50%, 4/30/10-7/15/36, market value $14,638,330)	14,349,000	14,349,000
HSBC, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $14,349,837 (Collateralized by $14,035,000 of various U.S. Government Agency Obligations, 2.05%*-6.15%, 4/04/08-6/28/22, market value $14,639,565)	14,349,000	14,349,000
Merrill Lynch, 1.95%, 4/1/08+, dated 3/31/08, with a repurchase price of $14,349,777 (Collateralized by $14,684,000 of various Federal National Mortgage Association Securities, 1.84%*-2.08%*, 5/14/08- 6/13/08, market value $14,636,836)	14,349,000	14,349,000
UBS, 2.15%, 4/1/08+, dated 3/31/08, with a repurchase price of $14,347,857 (Collateralized by $13,841,000 of various U.S. Government Agency Obligations, 5.00%-7.13%, 12/11/09-4/3/12, market value $14,636,264)	14,347,000	14,347,000

TOTAL REPURCHASE AGREEMENTS
(Cost $71,743,000)		71,743,000

	Contracts

Options Purchased(NM)
30-Year U.S. Treasury Bond Call Option 144 expiring June 2008	150	647

TOTAL OPTIONS PURCHASED
(Cost $2,618)		647

TOTAL INVESTMENT SECURITIES
(Cost $71,745,618)—105.5%		71,743,647
Net other assets (liabilities)—(5.5)%		(3,726,245)

NET ASSETS—100.0%		$68,017,402

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at March 31, 2008.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
30-Year U.S. Treasury Bond Futures Contract expiring on June 2008 (Underlying notional amount at value $2,498,016)	21	$0 (a)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 4/25/08	$(66,552,047)	$(345,408)
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 4/25/08	(19,347,703)	(149,571)

(a)	Amount is less than $0.50.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	March 31, 2008
(unaudited)
	Principal
	Amount	Value

Repurchase Agreements (96.9%)
Bank of America, 2.00%, 4/1/08+, dated 3/31/08, with a repurchase price of $3,010,167 (Collateralized by $2,967,000 Federal Home Loan Mortgage Corp., 5.65%, 2/23/17, market value $3,071,849)	$3,010,000	$3,010,000
Deutsche Bank, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $3,010,176 (Collateralized by $3,022,000 of various U.S. Government Agency Obligations., 2.88%-7.13%, 4/30/10-6/15/10, market value $3,071,686)	3,010,000	3,010,000
HSBC, 2.10%, 4/1/08+, dated 3/31/08, with a repurchase price of $3,010,176 (Collateralized by $3,077,000 of various U.S. Government Agency Obligations, 2.08%*-2.22%*, 4/18/08- 9/22/08, market value $3,071,906)	3,010,000	3,010,000
Merrill Lynch, 1.95%, 4/1/08+, dated 3/31/08, with a repurchase price of $3,010,163 (Collateralized by $3,078,000 Federal National Mortgage Association, 1.84%*, 5/14/08, market value $3,071,172)	3,010,000	3,010,000
UBS, 2.15%, 4/1/08+, dated 3/31/08, with a repurchase price of $3,009,180 (Collateralized by $2,976,000 of various Federal National Mortgage Association Securities, 5.32%-7.13%, 6/15/10-4/3/12, market value $3,071,630)	3,009,000	3,009,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,049,000)		15,049,000

TOTAL INVESTMENT SECURITIES
(Cost $15,049,000)—96.9%		15,049,000
Net other assets (liabilities)—3.1%		488,915

NET ASSETS—100.0%		$15,537,915

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at March 31, 2008.
		Contract
		Amount	Contract		Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)

Short
British Sterling Pound vs. U.S. Dollar	4/3/08	19,790	$39,270	$39,262	$8
Canadian Dollar vs. U.S. Dollar	4/3/08	29,693	30,030	28,934	1,096
Euro vs. U.S. Dollar	4/3/08	125,035	190,080	197,360	(7,280)
Japanese Yen vs. U.S. Dollar	4/3/08	4,648,103	44,880	46,649	(1,769)
Swedish Krona vs. U.S. Dollar	4/3/08	85,481	13,860	14,389	(529)
Swiss Franc vs. U.S. Dollar	4/3/08	4,913	4,680	4,949	(269)

Total Short Contracts			$322,800	$331,543	$(8,743)

Long
British Sterling Pound vs. U.S. Dollar	4/3/08	933,460	$1,850,659	$1,851,958	$1,299
Canadian Dollar vs. U.S. Dollar	4/3/08	1,438,560	1,447,648	1,401,770	(45,878)
Euro vs. U.S. Dollar	4/3/08	5,769,510	8,789,940	9,106,840	316,900
Japanese Yen vs. U.S. Dollar	4/3/08	211,856,833	2,057,661	2,126,215	68,554
Swedish Krona vs. U.S. Dollar	4/3/08	3,933,370	639,879	662,086	22,207
Swiss Franc vs. U.S. Dollar	4/3/08	548,308	527,453	552,240	24,787

Total Long Contracts			$15,313,240	$15,701,109	$387,869

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	March 31, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (112.0%)
Bank of America, 2.00%, 4/1/08, dated 3/31/08, with a repurchase price of $53,447,969 (Collateralized by $54,280,000 Federal Home Loan Mortgage Corp., 3.50%, 3/4/10, market value $54,513,984)	$53,445,000	$53,445,000
Deutsche Bank, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $53,448,118 (Collateralized by $54,797,000 Federal National Mortgage Association, 2.05%*, 7/1/08, market value $54,514,738)	53,445,000	53,445,000
HSBC, 2.10%, 4/1/08, dated 3/31/08, with a repurchase price of $53,448,118 (Collateralized by $54,699,000 Federal National Mortgage Association, 2.13%*, 5/28/08, market value $54,514,376)	53,445,000	53,445,000
Merrill Lynch, 1.95%, 4/1/08, dated 3/31/08, with a repurchase price of $53,447,895 (Collateralized by $54,745,000 Federal National Mortgage Association, 2.08%*, 6/13/08, market value $54,514,873)	53,445,000	53,445,000
UBS, 2.15%, 4/1/08, dated 3/31/08, with a repurchase price of $53,448,192 (Collateralized by $54,290,000 Federal Home Loan Bank, 2.59%, 11/28/08, market value $54,516,682)	53,445,000	53,445,000

TOTAL REPURCHASE AGREEMENTS
(Cost $267,225,000)		267,225,000

TOTAL INVESTMENT SECURITIES
(Cost $267,225,000)—112.0%		267,225,000
Net other assets (liabilities)—(12.0)%		(28,526,369)

NET ASSETS—100.0%		$238,698,631

*	Represents the effective yield or interest rate in effect at March 31, 2008.
See accompanying notes to the Schedules of Portfolio Investments.

Money Market ProFund

Schedule of Portfolio Investments
March 31, 2008
(unaudited)

Value

Mutual Funds (100.2%)
Cash Management Portfolio	$800,251,750

TOTAL MUTUAL FUNDS	800,251,750

TOTAL INVESTMENTS (Cost $800,251,750)	800,251,750
Net other assets (liabilities)	(1,938,301)

NET ASSETS—100%	$798,313,449

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS

Notes to Schedules of Portfolio Investments
March 31, 2008
(unaudited)

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP Dow 30, ProFund VP NASDAQ-100, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Japan, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraNASDAQ-100, ProFund VP Bear, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short Dow 30, ProFund VP Short NASDAQ-100, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP UltraShort Dow 30, ProFund VP UltraShort NASDAQ-100, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Goods, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Health Care, ProFund VP Industrials, ProFund VP Internet, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity, ProFund VP Falling U.S. Dollar, ProFund VP Money Market and Money Market ProFund (collectively, the “ProFunds” and individually, a “ProFund”). The ProFunds, excluding the ProFund VP Money Market and Money Market ProFund, are referred to as the “non-money market ProFunds”. Each non-money market ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Money Market ProFund offers three classes of shares: the Investor Class, Service Class and Class A. The Money Market ProFund seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that has the same investment objective as the Money Market ProFund. The percentage of the Portfolio’s interests owned by the Money Market ProFund as of March 31, 2008 was approximately 2.6%. The Portfolio’s schedule of portfolio investments is included in this Form and should be read in conjunction with the Money Market ProFund’s schedule of portfolio investments.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its schedules of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

Effective January 1, 2008, the ProFunds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the ProFunds’ net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. The Money Market ProFund records its investment in the Portfolio at fair value.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
March 31, 2008
(unaudited)

For the non-money market ProFunds, derivatives (e.g.futures contracts, options, and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

The ProFunds will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the non-money market ProFunds will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFunds’ custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The non-money market ProFunds, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The non-money market ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of March 31, 2008, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

The ProFunds may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral on the ProFund’s records as collateral for such when-issued securities.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
March 31, 2008
(unaudited)

Futures Contracts and Related Options

The non-money market ProFunds may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options

The non-money market ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of March 31, 2008 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options during the period.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
March 31, 2008
(unaudited)

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Foreign Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The ProFund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The non-money market ProFunds may enter into swap agreements, primarily total return swaps, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

A total return swap is a bilateral agreement where one party (payer) agrees to pay the other (receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver/payer to derive the economic benefit of owning/having short exposure to an asset without owning/shorting the underlying asset. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and, in the case that a ProFund has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund’s custodian. When a ProFund is a total return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund is a payer of the total return, the ProFund pays the return of the index plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
March 31, 2008
(unaudited)

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement which may exceed the net asset value of the ProFund. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFunds may use various techniques to minimize credit risk including early termination or reset and payment, using different counterparties and limiting the net amount due from any individual counterparty.

The ProFund collateralizes swap agreements with cash and certain securities as indicated on the Schedule of Portfolio Investments of the ProFund. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the Custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawl of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3. Investment Valuation Summary

The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in ProFund VP Money Market are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of March 31, 2008 for each ProFund based upon the three levels defined above:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total

		Other	Investment	Other		Other
	Investment	Financial	Securities, including	Financial	Investment	Financial
	Securities	Instruments*	Repurchase Agreements	Instruments*	Securities	Instruments*

ProFund VP Bull	$123,634,367	$(22,036)	$13,095,000	$-	$136,729,367	$(22,036)
ProFund VP Mid-Cap	-	(3,451)	545,000	(53)	545,000	(3,504)
ProFund VP Small-Cap	52,788,661	34,283	1,358,000	(5,611)	54,146,661	28,672
ProFund VP Dow 30	6,559,937	(27,448)	1,395,000	(770)	7,954,937	(28,218)
ProFund VP NASDAQ-100	53,966,994	17,093	1,060,000	-	55,026,994	17,093
ProFund VP Large-Cap Value	52,482,735	-	608,000	-	53,090,735	-
ProFund VP Large-Cap Growth	69,803,647	-	-	-	69,803,647	-
ProFund VP Mid-Cap Value	46,021,406	-	-	-	46,021,406	-
ProFund VP Mid-Cap Growth	44,394,221	-	411,000	-	44,805,221	-
ProFund VP Small-Cap Value	25,070,334	-	-	-	25,070,334	-
ProFund VP Small-Cap Growth	37,341,064	-	-	-	37,341,064	-
ProFund VP Asia 30	122,049,535	-	1,943,000	-	123,992,535	-
ProFund VP Europe 30	70,077,619	-	78,000	-	70,155,619	-
ProFund VP International	-	5,312	843,000	14,978	843,000	20,290
ProFund VP Emerging Markets	-	-	2,519,000	3,710	2,519,000	3,710
ProFund VP Japan	-	288,278	13,844,608	-	13,844,608	288,278
ProFund VP UltraBull	36,179,090	25,874	9,346,000	(69,997)	45,525,090	(44,123)
ProFund VP UltraMid-Cap	37,338,350	340,342	7,392,000	16,939	44,730,350	357,281
ProFund VP UltraSmall-Cap	16,034,240	(60,520)	1,627,000	(65,556)	17,661,240	(126,076)
ProFund VP UltraNASDAQ-100	49,694,244	184,639	7,092,000	93,885	56,786,244	278,524
ProFund VP Bear	-	(59,434)	44,900,692	97,332	44,900,692	37,898
ProFund VP Short Mid-Cap	-	(34,153)	6,375,431	(6,348)	6,375,431	(40,501)
ProFund VP Short Small-Cap	-	(325,000)	16,860,939	49,249	16,860,939	(275,751)
ProFund VP Short Dow 30	-	-	211,195	739	211,195	739
ProFund VP Short NASDAQ-100	-	(17,679)	33,084,180	(66,951)	33,084,180	(84,630)
ProFund VP Short International	-	-	499,000	(10,484)	499,000	(10,484)
ProFund VP Short Emerging Markets	-	-	629,000	(733)	629,000	(733)
ProFund VP UltraShort Dow 30	-	-	186,195	(1,295)	186,195	(1,295)
ProFund VP UltraShort NASDAQ-100	-	(4,231)	974,030	(3,182)	974,030	(7,413)
ProFund VP Banks	13,115,304	-	-	-	13,115,304	-
ProFund VP Basic Materials	126,743,003	-	1,483,000	-	128,226,003	-
ProFund VP Biotechnology	7,560,426	-	-	(330)	7,560,426	(330)
ProFund VP Consumer Goods	15,274,103	-	-	-	15,274,103	-
ProFund VP Consumer Services	2,413,316	-	15,000	-	2,428,316	-
ProFund VP Financials	29,751,451	-	-	-	29,751,451	-
ProFund VP Health Care	30,011,478	-	-	-	30,011,478	-
ProFund VP Industrials	32,984,679	-	-	-	32,984,679	-
ProFund VP Internet	14,406,546	-	64,000	-	14,470,546	-
ProFund VP Oil & Gas	172,696,980	-	552,000	-	173,248,980	-
ProFund VP Pharmaceuticals	7,068,859	-	-	(480)	7,068,859	(480)
ProFund VP Precious Metals	-	-	210,627,000	(8,470,495)	210,627,000	(8,470,495)
ProFund VP Real Estate	28,708,076	-	-	-	28,708,076	-
ProFund VP Semiconductor	3,542,887	-	-	-	3,542,887	-
ProFund VP Technology	17,102,134	-	-	-	17,102,134	-
ProFund VP Telecommunications	11,815,398	-	18,000	(1,709)	11,833,398	(1,709)
ProFund VP Utilities	87,284,242	-	-	-	87,284,242	-
ProFund VP U.S. Government Plus	42,038,203	5,434	45,860,000	308,217	87,898,203	313,651
ProFund VP Rising Rates Opportunity	-	-(a)	71,743,647	(494,979)	71,743,647	(494,979)
ProFund VP Falling U.S. Dollar	-	-	15,049,000	379,126	15,049,000	379,126
ProFund VP Money Market	-	-	267,225,000	-	267,225,000	-
Money Market ProFund	-	-	800,251,750	-	800,251,750	-

(a)	Amount is less than $0.50.
*
Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4. Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments that a ProFund will be more susceptible to risks associated with that concentration than a ProFund that is more diversified. With respect to the Sector ProFunds VP, a Fund may have significant exposure to an individual company that constitutes a significant portion of that Fund’s benchmark index. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedules of Portfolio Investments include information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Counterparty Risk

The ProFunds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on securities indexes, reverse repurchase agreements and short sales, all may be used to create leverage. While only certain ProFunds employ leverage to the extent that the ProFunds’ exposure to the markets exceed the net assets of the Fund, all of the non-money market ProFunds may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

5. Federal Income Tax Information

At March 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$117,505,312	$21,624,063	$(2,400,008)	$19,224,055
ProFund VP Mid-Cap	545,000	-	-	-
ProFund VP Small-Cap	55,386,174	10,154,177	(11,393,690)	(1,239,513)
ProFund VP Dow 30	7,956,156	-	(1,219)	(1,219)
ProFund VP NASDAQ-100	49,768,060	5,965,894	(706,960)	5,258,934
ProFund VP Large-Cap Value	54,908,740	593,246	(2,411,251)	(1,818,005)
ProFund VP Large-Cap Growth	69,594,181	2,454,528	(2,245,062)	209,466
ProFund VP Mid-Cap Value	47,722,309	818,036	(2,518,939)	(1,700,903)
ProFund VP Mid-Cap Growth	44,670,977	1,408,765	(1,274,521)	134,244
ProFund VP Small-Cap Value	26,932,746	-	(1,862,412)	(1,862,412)
ProFund VP Small-Cap Growth	34,381,764	4,147,817	(1,188,517)	2,959,300
ProFund VP Asia 30	80,444,915	44,678,537	(1,130,917)	43,547,620
ProFund VP Europe 30	53,740,209	17,354,220	(938,810)	16,415,410
ProFund VP International	843,000	-	-	-
ProFund VP Emerging Markets	2,519,000	-	-	-
ProFund VP Japan	13,845,450	-	-	-
ProFund VP UltraBull	44,132,998	1,558,999	(166,907)	1,392,092
ProFund VP UltraMid-Cap	42,037,886	4,027,472	(1,335,008)	2,692,464
ProFund VP UltraSmall-Cap	18,536,942	139,830	(1,015,532)	(875,702)
ProFund VP UltraNASDAQ-100	71,313,517	-	(14,527,273)	(14,527,273)
ProFund VP Bear	44,901,105	-	-	-
ProFund VP Short Mid-Cap	6,375,580	-	-	-
ProFund VP Short Small-Cap	16,861,580	-	-	-
ProFund VP Short Dow 30	211,313	-	-	-
ProFund VP Short NASDAQ-100	33,084,410	-	-	-
ProFund VP Short International	499,000	-	-	-
ProFund VP Short Emerging Markets	629,000	-	-	-
ProFund VP UltraShort Dow 30	186,313	-	-	-
ProFund VP UltraShort NASDAQ-100	974,068	-	-	-
ProFund VP Banks	15,886,005	-	(2,770,701)	(2,770,701)
ProFund VP Basic Materials	121,832,591	8,754,324	(2,360,912)	6,393,412
ProFund VP Biotechnology	5,932,750	1,773,898	(146,222)	1,627,676
ProFund VP Consumer Goods	14,123,063	1,284,038	(132,998)	1,151,040
ProFund VP Consumer Services	2,191,073	247,411	(10,168)	237,243
ProFund VP Financials	32,396,385	-	(2,644,934)	(2,644,934)
ProFund VP Health Care	27,312,933	3,363,883	(665,338)	2,698,545
ProFund VP Industrials	31,518,475	1,855,646	(389,442)	1,466,204
ProFund VP Internet	12,634,240	2,271,249	(434,943)	1,836,306
ProFund VP Oil & Gas	105,581,005	68,195,210	(527,235)	67,667,975
ProFund VP Pharmaceuticals	8,380,006	-	(1,311,147)	(1,311,147)
ProFund VP Precious Metals	210,627,000	-	-	-
ProFund VP Real Estate	22,735,565	6,288,924	(316,413)	5,972,511
ProFund VP Semiconductor	3,605,717	-	(62,830)	(62,830)
ProFund VP Technology	15,822,332	1,385,947	(106,145)	1,279,802
ProFund VP Telecommunications	13,041,634	-	(1,208,236)	(1,208,236)
ProFund VP Utilities	63,775,231	24,148,093	(639,082)	23,509,011
ProFund VP U.S. Government Plus	86,944,620	953,583	-	953,583
ProFund VP Rising Rates Opportunity	71,745,618	-	-	-
ProFund VP Falling U.S. Dollar	15,049,000	-	-	-
ProFund VP Money Market	267,225,000	-	-	-
Money Market ProFund	800,251,750	-	-	-

Investment Portfolio	as of March 31, 2008 (Unaudited)

Cash Management Portfolio

	Principal
	Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 15.7%

ABN AMRO Bank NV:
2.525%, 6/18/2008	121,500,000	121,501,308
4.45%, 4/9/2008	67,000,000	67,001,178
Banco Santander SA:
3.91%, 5/16/2008	145,000,000	145,005,368
4.36%, 4/11/2008	133,250,000	133,252,197
Bank of America NA, 4.0%, 5/15/2008	120,000,000	120,163,878
Bank of Scotland PLC:
3.02%, 5/15/2008	187,250,000	187,250,000
4.5%, 11/19/2008	120,000,000	120,000,000
4.77%, 4/25/2008	155,000,000	155,000,000
4.91%, 4/23/2008	35,800,000	35,801,267
4.93%, 10/9/2008	155,000,000	155,000,000
Bank of Tokyo-Mitsubishi-UFJ Ltd., 3.11%, 4/8/2008	300,000,000	300,000,000
Barclays Bank PLC:
4.72%, 4/30/2008	60,000,000	60,000,000
4.72%, 5/1/2008	42,500,000	42,560,674
5.2%, 4/9/2008	200,000,000	200,000,000
BNP Paribas, 4.4%, 7/7/2008	162,750,000	162,754,290
Calyon:
4.03%, 7/14/2008	110,750,000	110,750,000
4.38%, 4/10/2008	58,700,000	58,704,780
Canadian Imperial Bank of Commerce:
3.06%, 4/1/2008	9,000,000	9,000,000
3.11%, 4/8/2008	200,000,000	200,000,000
Citibank NA, 3.01%, 5/15/2008	254,000,000	254,000,000
Credit Agricole SA:
3.1%, 5/2/2008	41,200,000	41,200,705
4.61%, 4/7/2008	105,000,000	105,000,173
Credit Industriel et Commercial:
4.135%, 4/15/2008	37,600,000	37,600,072
4.615%, 4/7/2008	52,000,000	52,000,043
Credit Suisse, 4.305%, 7/8/2008	100,000,000	100,000,000
General Electric Capital Corp., 3.5%, 5/1/2008	10,000,000	10,003,831
JPMorgan Chase Bank NA:
2.8%, 8/11/2008	30,000,000	30,000,000
3.05%, 4/25/2008	22,500,000	22,500,000
4.75%, 6/10/2008	124,550,000	124,550,000
Metropolitan Life Global Funding I, 3.8%, 1/20/2009	91,500,000	91,500,000
Mizuho Corporate Bank Ltd.:
3.05%, 5/14/2008	91,000,000	91,015,530
3.11%, 4/8/2008	95,000,000	95,000,000
3.9%, 4/17/2008	158,000,000	158,003,477
National Australia Bank Ltd., 3.08%, 4/4/2008	40,000,000	40,000,066
Natixis, 2.85%, 6/12/2008	125,000,000	125,000,000
Norinchukin Bank Ltd., 4.37%, 4/11/2008	100,000,000	100,000,000
Royal Bank of Scotland PLC, 3.1%, 6/25/2008	135,000,000	135,015,409
Societe Generale, 3.99%, 4/15/2008	150,000,000	150,005,199
Toronto-Dominion Bank:
2.68%, 8/18/2008	25,000,000	25,024,756
3.02%, 5/2/2008	10,000,000	10,000,569
UBS AG:
3.0%, 8/1/2008	200,000,000	200,000,000
3.33%, 5/23/2008	50,000,000	50,000,000
4.255%, 7/9/2008	160,000,000	160,225,552
4.3%, 7/8/2008	160,000,000	160,000,000

Total Certificates of Deposit and Bank Notes (Cost $4,751,390,322)		4,751,390,322

Commercial Paper 42.3%

Issued at Discount** 39.0%
AIG Funding, Inc., 2.85%, 4/4/2008	9,500,000	9,497,744
Alcon Capital Corp.:
2.49%, 12/17/2008	100,000,000	98,201,667
3.9%, 5/22/2008	4,000,000	3,977,900
4.4%, 5/21/2008	71,700,000	71,261,833
4.44%, 5/22/2008	16,000,000	15,899,360
Alpine Securitization Corp., 2.76%, 4/24/2008	140,000,000	139,753,133
Amsterdam Funding Corp., 2.75%, 4/21/2008	150,000,000	149,770,833
Apreco LLC, 2.75%, 4/25/2008	150,000,000	149,725,000
AstraZeneca PLC:
2.88%, 8/20/2008	48,550,000	48,002,356
3.67%, 7/17/2008	24,310,000	24,044,825
3.965%, 7/25/2008	99,000,000	97,746,069
4.205%, 6/3/2008	71,900,000	71,370,906
4.7%, 5/14/2008	82,000,000	81,539,661
AT&T, Inc., 2.23%, 5/23/2008	130,000,000	129,581,256
Atlantic Asset Securitization Corp., 2.82%, 4/15/2008	225,000,000	224,753,250
Bank of America Corp., 4.865%, 4/11/2008	198,000,000	197,732,425
Bank of Scotland PLC, 2.55%, 6/18/2008	100,000,000	99,447,500
Cancara Asset Securitization LLC:
2.9%, 4/25/2008	200,000,000	199,613,333
2.92%, 4/25/2008	300,000,000	299,416,000
CBA (Delaware) Finance, Inc., 2.88%, 5/30/2008	26,724,000	26,597,863
Chariot Funding LLC:
2.7%, 4/25/2008	68,970,000	68,845,854
2.75%, 4/21/2008	225,900,000	225,554,875
2.77%, 4/24/2008	143,000,000	142,746,930
2.9%, 4/3/2008	293,080,000	293,032,782
DNB NOR Bank ASA:
3.06%, 4/30/2008	122,000,000	121,699,270
4.205%, 4/9/2008	79,000,000	78,926,179
General Electric Capital Corp.:
2.63%, 4/9/2008	10,000,000	9,994,156
2.75%, 9/19/2008	199,250,000	196,647,297
3.0%, 5/27/2008	297,250,000	295,862,833
3.53%, 7/14/2008	191,000,000	189,052,224
3.92%, 9/30/2008	200,000,000	196,036,444
4.05%, 7/7/2008	25,000,000	24,727,861
4.42%, 7/21/2008	200,000,000	197,274,333
4.62%, 4/21/2008	155,000,000	154,602,167
Giro Balanced Funding Corp.:
3.265%, 4/4/2008	95,000,000	94,974,152
3.49%, 4/11/2008	43,600,000	43,557,732
Greenwich Capital Holdings, Inc.:
3.72%, 5/23/2008	23,400,000	23,274,264
3.8%, 5/23/2008	69,250,000	68,869,894
4.81%, 5/28/2008	130,000,000	129,009,942
ING (US) Funding LLC, 2.72%, 5/12/2008	350,000	348,916
Johnson & Johnson, 3.38%, 7/23/2008	70,000,000	69,257,339
Jupiter Securitization Co., LLC, 2.75%, 4/21/2008	144,391,000	144,170,403
KFW International Finance, Inc.:
2.2%, 5/2/2008	11,042,000	11,021,082
2.23%, 4/22/2008	5,000,000	4,993,496
2.27%, 4/14/2008	861,000	860,294
2.8%, 4/7/2008	3,260,000	3,258,479
2.85%, 4/7/2008	535,000	534,746
4.225%, 4/7/2008	16,849,000	16,837,136
Liberty Street Funding LLC:
2.97%, 4/22/2008	130,700,000	130,473,562
3.15%, 4/14/2008	35,000,000	34,960,187
3.15%, 4/18/2008	40,500,000	40,439,756
3.17%, 4/23/2008	64,000,000	63,876,018
3.2%, 4/11/2008	49,500,000	49,456,000
3.2%, 4/14/2008	80,000,000	79,907,556
MetLife, Inc., 2.3%, 4/18/2008	6,766,000	6,758,651
Nestle Capital Corp.:
2.49%, 12/17/2008	133,000,000	130,608,217
2.69%, 9/18/2008	300,000,000	296,189,167
4.3%, 10/31/2008	54,250,000	52,869,790
4.37%, 5/21/2008	25,000,000	24,848,264
Nieuw Amsterdam Receivables Corp.:
2.93%, 4/25/2008	200,000,000	199,609,333
3.2%, 4/9/2008	50,000,000	49,964,444
3.2%, 4/10/2008	115,000,000	114,908,000
Old Line Funding LLC:
3.12%, 4/9/2008	100,000,000	99,930,667
3.12%, 4/11/2008	151,824,000	151,692,419
3.14%, 4/9/2008	20,789,000	20,774,494
3.17%, 4/10/2008	22,202,000	22,184,405
Park Avenue Receivables Corp.:
2.7%, 4/22/2008	50,000,000	49,921,250
2.77%, 4/24/2008	111,000,000	110,803,561
PepsiCo, Inc., 2.5%, 4/10/2008	15,000,000	14,990,625
Perry Global Funding LLC:
4.4%, 4/2/2008	95,000,000	94,988,389
4.5%, 4/2/2008	130,000,000	129,983,750
Pfizer, Inc.:
2.685%, 8/6/2008	100,000,000	99,052,792
4.38%, 5/14/2008	100,000,000	99,476,833
4.4%, 5/14/2008	69,000,000	68,637,367
4.41%, 5/7/2008	89,790,000	89,394,026
4.41%, 5/16/2008	63,750,000	63,398,578
Procter & Gamble International Funding SCA:
2.25%, 4/22/2008	12,000,000	11,984,250
2.25%, 4/25/2008	90,000,000	89,865,000
2.55%, 4/8/2008	50,000,000	49,975,208
Ranger Funding Co., LLC:
2.8%, 4/21/2008	100,000,000	99,844,444
2.8%, 5/9/2008	100,000,000	99,704,444
3.25%, 4/10/2008	55,000,000	54,955,312
Royal Bank of Scotland Group PLC:
4.19%, 7/10/2008	71,090,000	70,262,591
4.25%, 6/9/2008	130,000,000	128,941,042
San Paolo IMI US Financial Co., 2.78%, 4/16/2008	4,451,000	4,445,844
Scaldis Capital LLC:
2.9%, 4/17/2008	150,000,000	149,806,667
2.9%, 4/23/2008	400,000,000	399,291,111
2.95%, 4/25/2008	337,325,000	336,661,594
3.05%, 4/16/2008	100,000,000	99,872,917
3.1%, 4/16/2008	50,000,000	49,935,417
Scotiabanc, Inc., 3.02%, 5/13/2008	63,750,000	63,525,387
Sheffield Receivables Corp.:
2.68%, 4/15/2008	101,000,000	100,894,736
2.8%, 4/2/2008	55,000,000	54,995,722
3.1%, 5/28/2008	25,000,000	24,877,292
3.13%, 4/10/2008	30,000,000	29,976,525
3.15%, 4/8/2008	114,000,000	113,930,175
Societe Generale North America, Inc.:
3.88%, 4/14/2008	84,500,000	84,381,606
4.0%, 7/7/2008	152,500,000	150,856,389
4.52%, 4/24/2008	52,866,000	52,713,335
Starbird Funding Corp.:
3.15%, 4/23/2008	323,700,000	323,076,877
3.2%, 4/16/2008	75,000,000	74,900,000
Thunder Bay Funding LLC:
2.8%, 4/25/2008	60,172,000	60,059,679
3.12%, 4/11/2008	30,471,000	30,444,592
3.15%, 5/9/2008	25,000,000	24,916,875
Toronto-Dominion Holdings USA, Inc., 2.66%, 6/23/2008	4,000,000	3,975,469
Toyota Motor Credit Corp.:
2.53%, 4/9/2008	17,000,000	16,990,442
4.29%, 4/7/2008	75,000,000	74,946,375
4.61%, 4/25/2008	40,000,000	39,877,067
Tulip Funding Corp.:
2.9%, 4/21/2008	250,000,000	249,597,222
3.17%, 5/7/2008	100,000,000	99,683,000
United Parcel Service, Inc.:
3.25%, 12/17/2008	50,000,000	48,826,389
3.85%, 7/31/2008	3,750,000	3,701,474
4.0%, 6/30/2008	50,000,000	49,500,000
4.13%, 7/31/2008	40,750,000	40,184,333
4.18%, 5/30/2008	58,950,000	58,546,160
Variable Funding Capital Co., LLC, 3.12%, 4/11/2008	301,000,000	300,739,133
Victory Receivables Corp.:
3.05%, 4/23/2008	29,700,000	29,644,643
3.2%, 4/4/2008	55,000,000	54,985,333
3.25%, 4/3/2008	30,000,000	29,994,583
3.3%, 4/2/2008	135,000,000	134,987,625
Westpac Banking Corp.:
2.87%, 6/5/2008	75,000,000	74,611,354
2.98%, 5/2/2008	70,600,000	70,418,833
Windmill Funding I Corp.:
3.15%, 4/4/2008	175,000,000	174,954,062
3.27%, 4/8/2008	17,600,000	17,588,809
Yorktown Capital LLC:
2.7%, 4/24/2008	25,000,000	24,956,875
5.15%, 4/11/2008	17,954,000	17,928,316

		11,785,734,623
Issued at Par 3.3%
CHI Catholic Health Initiatives:
3.1%, 5/21/2008	35,000,000	35,000,000
3.25%, 6/5/2008	178,800,000	178,800,000
4.38%, 4/3/2008	30,000,000	30,000,000
Dexia Delaware LLC, 2.54%, 4/1/2008	4,300,000	4,300,000
Jupiter Securitization Co., LLC, 3.15%, 4/1/2008	75,299,000	75,299,000
Lehman Brothers Holdings, Inc., 3.35%, 4/1/2008	174,600,000	174,600,000
Lloyds TSB Bank PLC, 2.74%, 4/1/2008	4,000,000	4,000,000
Market Street Funding LLC, 3.3%, 4/1/2008	104,994,000	104,994,000
Natexis Banques Populaires US Finance Co., LLC, 2.99%, 4/1/2008	3,018,000	3,018,000
Nieuw Amsterdam Receivables Corp., 3.25%, 4/1/2008	59,920,000	59,920,000
Nordea North America, Inc., 2.49%, 4/1/2008	4,000,000	4,000,000
Park Avenue Receivables Corp., 3.15%, 4/1/2008	45,585,000	45,585,000
Rabobank USA Financial Corp., 2.2%, 4/1/2008	1,520,000	1,520,000
Romulus Funding Corp., 3.45%, 4/1/2008	122,678,000	122,678,000
Societe Generale North America, Inc., 2.8%, 4/1/2008	4,711,000	4,711,000
Starbird Funding Corp., 3.55%, 4/1/2008	157,519,000	157,519,000

		1,005,944,000

Total Commercial Paper (Cost$12,791,678,623)		12,791,678,623

Master Notes 2.2%

Citigroup Global Markets, Inc., 3.15% *, 4/1/2008 (a) (Cost$665,000,000)	665,000,000	665,000,000

Government & Agency Obligations 5.4%

US Government Sponsored Agencies
Federal Home Loan Bank:
1.5% **, 4/1/2008	1,976,000	1,976,000
2.625%, 7/15/2008	64,850,000	64,576,357
2.65% *, 9/17/2008	100,000,000	99,979,599
Step-up Coupon, 2.75% to 6/11/2008, 3.0% to 9/11/2008, 3.25% to 12/11/2008, 3.5% to
3/11/2009	73,000,000	73,000,000
3.7% **, 7/9/2008	80,000,000	79,186,000
4.1% **, 7/22/2008	116,000,000	114,520,356
4.15% **, 6/9/2008	72,550,000	71,972,925
Federal Home Loan Mortgage Corp., 3.75% **, 7/7/2008	130,000,000	128,686,458
Federal National Mortgage Association:
1.65% **, 4/1/2008	981,000	981,000
2.33% *, 9/3/2009	380,000,000	379,973,006
3.73% **, 5/29/2008	233,000,000	231,599,799
3.965% **, 4/9/2008	44,757,000	44,717,564
4.19% **, 4/30/2008	200,000,000	199,324,944
4.2% **, 4/18/2008	120,700,000	120,460,612

Total Government & Agency Obligations (Cost$1,610,954,620)		1,610,954,620

Asset Backed 0.3%

Steers (Delaware) Business Trust, 144A, 2.674% *, 5/27/2048 (Cost$94,386,653)	94,386,653	94,386,653

Short Term Notes* 30.9%

Abbey National Treasury Services PLC:
3.13%, 2/13/2009	50,000,000	50,000,000
3.26%, 2/20/2009	187,250,000	187,250,000
ABN AMRO Bank NV, 144A, 4.001%, 4/18/2008	57,000,000	57,002,197
Alliance & Leicester PLC, 3.078%, 8/7/2008	100,000,000	100,000,000
Allied Irish Banks PLC, 2.538%, 8/18/2008	118,400,000	118,400,000
American Express Centurion Bank, 2.787%, 4/17/2008	150,000,000	149,999,344
American Honda Finance Corp.:
144A, 2.728%, 3/25/2009	100,000,000	100,000,000
144A, 3.066%, 5/9/2008	50,000,000	50,000,000
144A, 3.168%, 5/12/2008	22,730,000	22,732,729
144A, 4.522%, 7/11/2008	8,000,000	8,002,351
4.525%, 4/10/2008	105,000,000	105,001,336
ANZ National (International) Ltd., 144A, 3.21%, 4/10/2009	96,000,000	96,000,000
Australia & New Zealand Banking Group Ltd.:
2.618%, 8/22/2008	60,000,000	60,000,000
144A, 3.35%, 4/2/2009	199,350,000	199,343,138
Banco Bilbao Vizcaya Argentaria SA, 4.017%, 4/17/2008	175,050,000	175,053,183
Banco Espanol de Credito SA, 3.941%, 8/11/2008	297,000,000	297,000,000

Bank of America NA:
2.315%, 5/16/2008	35,000,000	35,000,000
3.208%, 4/3/2009	195,000,000	195,000,000
Bank of Ireland, 2.548%, 8/18/2008	75,000,000	75,000,000
Bank of Scotland PLC, 4.614%, 4/6/2009	256,500,000	256,500,000
Berkshire Hathaway Finance Corp., 144A, 3.13%, 5/16/2008	38,530,000	38,535,071
Beta Finance, Inc., 144A, 2.4%, 6/11/2008	70,000,000	69,999,345
BMW (UK) Capital PLC, 2.837%, 8/14/2008	55,000,000	55,000,000
BNP Paribas:
2.606%, 8/25/2008	109,000,000	109,000,000
4.079%, 2/13/2009	84,100,000	84,100,000
Caisse Nationale des Caisses d’Epargne et de Prevoyance, 3.066%, 7/10/2008	197,000,000	197,000,000
Caja de Ahorros y Monte de Piedad de Madrid, 4.043%, 8/12/2008	225,000,000	225,000,000
Canadian Imperial Bank of Commerce:
2.41%, 6/9/2008	112,750,000	112,750,000
3.991%, 7/18/2008	16,500,000	16,490,510
Centauri Corp., 144A, 2.4%, 6/11/2008	65,000,000	64,999,392
Commonwealth Bank of Australia:
2.618%, 9/23/2008	80,000,000	80,000,000
2.703%, 12/18/2008	72,000,000	71,986,621
Credit Agricole SA:
2.568%, 7/22/2008	246,000,000	246,000,000
144A, 2.828%, 4/22/2009	296,500,000	296,500,000
3.837%, 8/26/2008	200,000,000	200,000,000
Danske Bank AS, 2.505%, 8/19/2008	268,000,000	267,993,151
DNB NOR Bank ASA, 2.598%, 9/24/2008	120,000,000	120,000,000
General Electric Capital Corp.:
2.618%, 8/19/2011	135,000,000	135,000,000
4.317%, 4/15/2008	50,000,000	50,001,871
HSBC Finance Corp.:
144A, 2.658%, 9/24/2008	140,000,000	140,000,000
3.1%, 8/6/2008	125,000,000	125,000,000
HSH Nordbank AG, 2.618%, 8/20/2008	205,000,000	205,000,000
ING Bank NV, 144A, 3.281%, 3/26/2009	84,000,000	84,000,001
Intesa Bank Ireland PLC, 2.608%, 8/22/2008	155,000,000	155,000,000
K2 Corp., 144A, 3.203%, 4/28/2008	65,000,000	64,999,523
Lloyds TSB Bank PLC, 3.05%, 9/6/2008	100,000,000	100,000,000
Marshall & Ilsley Bank, 2.827%, 8/14/2008	56,000,000	56,000,000
Metropolitan Life Global Funding I, 144A, 4.247%, 2/9/2009	66,500,000	66,500,000
National Australia Bank Ltd.:
2.8%, 8/14/2008	125,000,000	125,000,000
3.045%, 4/7/2009	125,750,000	125,750,000
3.27%, 2/19/2009	179,750,000	179,750,000
Natixis:
3.096%, 6/6/2008	200,000,000	200,000,000
3.24%, 4/6/2009	268,500,000	268,500,000
Nordea Bank AB, 3.048%, 9/8/2008	85,000,000	85,000,000
Northern Rock PLC, 3.116%, 8/4/2008	65,000,000	65,000,000
Procter & Gamble International Funding SCA, 3.14%, 2/19/2009	64,000,000	64,000,000
Rabobank Nederland NV, 3.045%, 11/14/2008	195,000,000	195,000,000
Royal Bank of Canada:
3.05%, 8/5/2008	100,000,000	100,000,000
3.055%, 4/4/2008	350,000,000	349,999,186
Royal Bank of Scotland PLC, 3.064%, 4/3/2008	200,000,000	199,999,677
Skandinaviska Enskilda Banken AB, 3.068%, 8/8/2008	80,000,000	80,000,000
Svenska Handelsbanken AB, 2.588%, 8/20/2008	200,000,000	200,000,000
Toyota Motor Credit Corp.:
2.13%, 4/11/2008	200,000,000	200,000,000
2.132%, 6/30/2008	280,000,000	280,000,000
2.36%, 3/12/2009	110,000,000	110,000,000
3.01%, 11/17/2008	100,000,000	100,000,000
3.24%, 3/19/2009	100,000,000	100,000,000
UniCredito Italiano Bank (Ireland) PLC:
2.837%, 8/14/2008	260,000,000	260,000,000
3.078%, 8/8/2008	50,000,000	50,000,000
4.432%, 8/8/2008	220,000,000	219,994,881

Total Short Term Notes (Cost $9,332,133,507)		9,332,133,507

Time Deposits 2.5%
Bank of Tokyo-Mitsubishi-UFJ Ltd., 3.0%, 4/1/2008	70,000,000	70,000,000
BNP Paribas, 2.875%, 4/1/2008	35,500,000	35,500,000
Calyon, 3.0%, 4/1/2008	35,587,019	35,587,019
Danske Bank AS, 3.5%, 4/1/2008	250,000,000	250,000,000
ING Bank NV, 2.5%, 4/1/2008	232,000,000	232,000,000
Landesbank Hessen-Thuringen Girozentrale, 2.75%, 4/1/2008	115,000,000	115,000,000
Societe Generale, 2.75%, 4/1/2008	8,187,489	8,187,489

Total Time Deposits (Cost $746,274,508)		746,274,508

Repurchase Agreements 0.4%
BNP Paribas, 2.4%, dated 3/31/2008, to be repurchased at $5,843,501 on 4/1/2008 (b)	5,843,111	5,843,111
Greenwich Capital Markets, Inc., 2.5%, dated 3/31/2008, to be repurchased at $31,002,153 on 4/1/2008 (c)	31,000,000	31,000,000
The Goldman Sachs & Co., 0.75%, dated 3/31/2008 to be repurchased at $88,331,137 on 4/1/2008 (d)	88,329,297	88,329,297

Total Repurchase Agreements (Cost $125,172,408)		125,172,408
	% of
	Net Assets	Value ($)

Total Investment Portfolio (Cost $30,116,990,641) †	99.7	30,116,990,641
Other Assets and Liabilities, Net	0.3	98,351,350

Net Assets	100.0	30,215,341,991

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2008.

**	Annualized yield at time of purchase; not a coupon rate.

†	The cost for federal income tax purposes was $30,116,990,641.

(a)	Reset date; not a maturity date.

(b)	Collateralized by $5,936,363 Federal National Mortgage Association, 5.5%, maturing on 3/1/2038 with a value of $6,018,405.

(c)	Collateralized by $31,374,203 Federal National Mortgage Association, with various coupon rates from 5.0-6.5%, with various maturities of 9/1/2020-4/1/2038 with a value of $31,935,010.

(d)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)

37,106,000	US Treasury Bond	4.75	2/15/2037	39,889,405

48,728,000	US Treasury Note	3.5	8/15/2009	50,206,745

Total Collateral Value				90,096,150

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in
Securities at
Value

Level 1 - Quoted Prices	$-
Level 2 - Other Significant
Observable Inputs	30,116,990,641
Level 3 - Significant
Unobservable Inputs	-

Total	$30,116,990,641

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. Securities in the Fund are included in Level 2 since the securities are valued utilizing the amortized cost method permitted in accordance with Rule 2A-7 under the 1940 Act. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ProFunds

By (Signature and Title)* /s/ Troy A. Sheets

Troy A. Sheets, Treasurer and Principal Financial Officer

Date              June 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Louis M. Mayberg

Louis M. Mayberg, President and Principal Executive Officer

Date              June 18, 2008

By (Signature and Title)* /s/ Troy A. Sheets

Troy A. Sheets, Treasurer and Principal Financial Officer

Date             June 18, 2008

* Print the name and title of each signing officer under his or her signature.